UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Counsel
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
           One American Row                           One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                SEMIANNUAL REPORT

                          THE PHOENIX EDGE SERIES FUND

                             Variable Products Fund


                                  JUNE 30, 2006


                                [LOGO] PHOENIX(R)

                          A MESSAGE FROM THE PRESIDENT

Dear Phoenix Edge Series Fund Shareholder:

      We are pleased to provide this report, which addresses performance of your Phoenix variable product's investment options for the six months ended June 30, 2006. It also includes information about portfolio holdings and transactions for the period.

      At Phoenix, we are focused on giving you a choice of quality investment options from an array of leading money managers from across the industry. That is why we recently expanded our options with new offerings from Franklin
Templeton, Neuberger Berman, Oppenheimer, PIMCO and Van Kampen. We also added four asset allocation portfolios, the Phoenix-S&P Dynamic Asset Allocation Series, subadvised by Standard & Poor's Investment Advisory Services, which provide built-in diversification according to your risk tolerance and active asset allocation using exchange-traded funds.

      For more information on the investment options currently available for your Phoenix variable product, please visit our Web site at
PhoenixWealthManagement.com or contact your financial professional. If you haven't reviewed your portfolio lately, this may be a good time to meet with him or her to make sure that your investments are still aligned with your present goals.

      Thank you for choosing a Phoenix variable product to be part of your financial plan.

Sincerely yours,


/s/ Philip K. Polkinghorn

Philip K. Polkinghorn
President, The Phoenix Edge Series Fund


JULY 2006


The preceding information is the opinion of the President of The Phoenix Edge Series Fund. There is no guarantee that market forecasts discussed will be realized.

                         THIS PAGE INTENTIONALLY BLANK.

                                      TABLE OF CONTENTS

                                                                                          PAGE
                                                                                          ----
Glossary ................................................................................    4
Phoenix Capital Growth Series ...........................................................    5
Phoenix Mid-Cap Growth Series ...........................................................   10
Phoenix Strategic Theme Series ..........................................................   15
Phoenix-Aberdeen International Series ...................................................   20
Phoenix-AIM Growth Series ..............................................................    26
Phoenix-Alger Small-Cap Growth Series ...................................................   32
Phoenix-Alliance/Bernstein Enhanced Index Series ........................................   38
Phoenix-Duff & Phelps Real Estate Securities Series .....................................   45
Phoenix-Engemann Growth and Income Series ...............................................   50
Phoenix-Engemann Small-Cap Growth Series ................................................   57
Phoenix-Engemann Strategic Allocation Series ............................................   62
Phoenix-Goodwin Money Market Series .....................................................   72
Phoenix-Goodwin Multi-Sector Fixed Income Series ........................................   77
Phoenix-Goodwin Multi-Sector Short Term Bond Series .....................................   87
Phoenix-Kayne Rising Dividends Series ...................................................   95
Phoenix-Kayne Small-Cap Quality Value Series ............................................  100
Phoenix-Lazard International Equity Select Series .......................................  104
Phoenix-Northern Dow 30 Series ..........................................................  110
Phoenix-Northern Nasdaq-100 Index(R) Series .............................................  115
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth ..........................  121
Phoenix-S&P Dynamic Asset Allocation Series: Growth .....................................  125
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth ............................  129
Phoenix-S&P Dynamic Asset Allocation Series: Moderate ...................................  133
Phoenix-Sanford Bernstein Mid-Cap Value Series ..........................................  137
Phoenix-Sanford Bernstein Small-Cap Value Series ........................................  143
Phoenix-Van Kampen Comstock Series ......................................................  149
Notes to Financial Statements ...........................................................  154
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ......  166

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The advisors and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the series voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------
   Not FDIC Insured             No Bank Guarantee              May Lose Value
--------------------------------------------------------------------------------

                                    GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC

American Municipal Bond Assurance Corporation.

ETF (EXCHANGE TRADED FUND)

A Fund that tracks an index, but can be traded like a stock.

FGIC

Financial Guaranty Insurance Company.

FSA

Financial Security Assurance, Inc.

GDR (GLOBAL DEPOSITARY RECEIPT)

A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

MBIA

Municipal Bond Insurance Association.

NEW YORK SHARES (GUILDER SHARES)

Shares representing Dutch companies that are not permitted to trade outside of national borders.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

                          PHOENIX CAPITAL GROWTH SERIES
                (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Capital Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
            CAPITAL GROWTH SERIES             DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $  946.10          $4.45

   Hypothetical (5% return before expenses)        1,000.00          1,020.17           4.63

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.92%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                          PHOENIX CAPITAL GROWTH SERIES
                (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                            29%
Health Care                                       16
Industrials                                       11
Financials                                        10
Consumer Staples                                   9
Consumer Discretionary                             9
Energy                                             7
Other                                              9

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--98.3%

AEROSPACE & DEFENSE--1.8%
   Rockwell Collins, Inc. .................................          123,600    $    6,905,532
                                                                                --------------
APPAREL RETAIL--0.8%
   American Eagle Outfitters, Inc. ........................           87,400         2,975,096
                                                                                --------------
APPLICATION SOFTWARE--3.9%
   Adobe Systems, Inc.(b) .................................          153,500         4,660,260
   Autodesk, Inc.(b) ......................................           63,100         2,174,426
   BEA Systems, Inc.(b) ...................................          635,200         8,314,768
                                                                                --------------
                                                                                    15,149,454
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--2.6%
   Northern Trust Corp. ...................................           85,500         4,728,150
   Nuveen Investments, Inc. Class A .......................          123,100         5,299,455
                                                                                --------------
                                                                                    10,027,605
                                                                                --------------
BIOTECHNOLOGY--2.7%
   Amgen, Inc.(b) .........................................           24,200         1,578,566
   Celgene Corp.(b) .......................................           61,800         2,931,174
   Gilead Sciences, Inc.(b) ...............................           99,700         5,898,252
                                                                                --------------
                                                                                    10,407,992
                                                                                --------------
COMMUNICATIONS EQUIPMENT--6.4%
   Cisco Systems, Inc.(b) .................................          522,000        10,194,660
   Motorola, Inc. .........................................          538,200        10,844,730
   Qualcomm, Inc. .........................................           91,300         3,658,391
                                                                                --------------
                                                                                    24,697,781
                                                                                --------------
COMPUTER HARDWARE--1.0%
   Dell, Inc.(b) ..........................................          163,000         3,978,830
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--3.9%
   EMC Corp.(b) ...........................................          477,800         5,241,466
   QLogic Corp.(b) ........................................          566,500         9,766,460
                                                                                --------------
                                                                                    15,007,926
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.8%
   Caterpillar, Inc. ......................................           95,000         7,075,600
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
   Global Payments, Inc. ..................................           82,300         3,995,665
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.4%
   Dun & Bradstreet Corp.(b) ..............................          146,300        10,194,184
   Equifax, Inc. ..........................................           88,800         3,049,392
                                                                                --------------
                                                                                    13,243,576
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
DIVERSIFIED METALS & MINING--2.8%
   Freeport-McMoRan Copper & Gold, Inc.
      Class B (Indonesia) .................................          193,400    $   10,716,294
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.9%
   AmerisourceBergen Corp. ................................           87,300         3,659,616
                                                                                --------------
HEALTH CARE EQUIPMENT--1.6%
   Biomet, Inc. ...........................................          197,300         6,173,517
                                                                                --------------
HEALTH CARE SERVICES--1.2%
   Express Scripts, Inc.(b) ...............................           64,600         4,634,404
                                                                                --------------
HEALTH CARE TECHNOLOGY--0.9%
   IMS Health, Inc. .......................................          131,000         3,517,350
                                                                                --------------
HOUSEHOLD PRODUCTS--4.6%
   Colgate-Palmolive Co. ..................................           98,300         5,888,170
   Procter & Gamble Co. (The) .............................          217,600        12,098,560
                                                                                --------------
                                                                                    17,986,730
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--1.0%
   Costco Wholesale Corp. .................................           68,200         3,896,266
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.5%
   AES Corp. (The)(b) .....................................          252,300         4,654,935
   TXU Corp. ..............................................          147,200         8,801,088
                                                                                --------------
                                                                                    13,456,023
                                                                                --------------
INDUSTRIAL CONGLOMERATES--2.5%
   General Electric Co. ...................................          296,700         9,779,232
                                                                                --------------
INDUSTRIAL MACHINERY--1.9%
   Danaher Corp. ..........................................           61,500         3,955,680
   ITT Corp. ..............................................           69,300         3,430,350
                                                                                --------------
                                                                                     7,386,030
                                                                                --------------
INTEGRATED OIL & GAS--2.4%
   ConocoPhillips .........................................           58,000         3,800,740
   Exxon Mobil Corp. ......................................           31,300         1,920,255
   Marathon Oil Corp. .....................................           41,200         3,431,960
                                                                                --------------
                                                                                     9,152,955
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--1.9%
   Lehman Brothers Holdings, Inc. .........................           47,400         3,088,110
   Schwab (Charles) Corp. (The) ...........................          274,400         4,384,912
                                                                                --------------
                                                                                     7,473,022
                                                                                --------------

                        See Notes to Financial Statements

                          PHOENIX CAPITAL GROWTH SERIES
                (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

                                                                  SHARES            VALUE
                                                              --------------    --------------
LEISURE PRODUCTS--0.9%
   Marvel Entertainment, Inc.(b) ..........................          184,300    $    3,686,000
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
   Waters Corp.(b) ........................................           45,800         2,033,520
                                                                                --------------
MANAGED HEALTH CARE--4.2%
   Aetna, Inc. ............................................           60,500         2,415,765
   Sierra Health Services, Inc.(b) ........................           98,100         4,417,443
   UnitedHealth Group, Inc. ...............................          102,000         4,567,560
   WellPoint, Inc.(b) .....................................           66,600         4,846,482
                                                                                --------------
                                                                                    16,247,250
                                                                                --------------
MOVIES & ENTERTAINMENT--0.6%
   Time Warner, Inc. ......................................          135,300         2,340,690
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--0.9%
   Schlumberger Ltd. ......................................           57,000         3,711,270
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--2.4%
   Kerr-McGee Corp. .......................................          132,700         9,202,745
                                                                                --------------
OIL & GAS REFINING & MARKETING--1.0%
   Valero Energy Corp. ....................................           59,800         3,977,896
                                                                                --------------
PACKAGED FOODS & MEATS--2.1%
   Campbell Soup Co. ......................................          215,100         7,982,361
                                                                                --------------
PHARMACEUTICALS--5.4%
   King Pharmaceuticals, Inc.(b) ..........................          350,700         5,961,900
   Merck & Co., Inc. ......................................           72,900         2,655,747
   Mylan Laboratories, Inc. ...............................          287,100         5,742,000
   Pfizer, Inc. ...........................................          290,500         6,818,035
                                                                                --------------
                                                                                    21,177,682
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--1.8%
   Berkley (W.R.) Corp. ...................................          201,100         6,863,543
                                                                                --------------
RESTAURANTS--3.0%
   Brinker International, Inc. ............................          123,700         4,490,310
   Starbucks Corp.(b) .....................................           95,100         3,590,976
   Yum! Brands, Inc. ......................................           71,000         3,569,170
                                                                                --------------
                                                                                    11,650,456
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--0.5%
   Lam Research Corp.(b) ..................................           43,000         2,004,660
                                                                                --------------
SEMICONDUCTORS--6.8%
   Intel Corp. ............................................          247,600         4,692,020
   Micron Technology, Inc.(b) .............................          250,900         3,778,554
   National Semiconductor Corp. ...........................          288,000         6,868,800
   NVIDIA Corp.(b) ........................................          204,600         4,355,934
   Texas Instruments, Inc. ................................          217,900         6,600,191
                                                                                --------------
                                                                                    26,295,499
                                                                                --------------
SOFT DRINKS--1.6%
   Pepsi Bottling Group, Inc. (The) .......................          194,700         6,259,605
                                                                                --------------
SPECIALIZED FINANCE--2.5%
   Moody's Corp. ..........................................          177,100         9,644,866
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
SPECIALTY STORES--3.9%
   Barnes & Noble, Inc. ...................................           97,000    $    3,540,500
   Office Depot, Inc.(b) ..................................          109,100         4,145,800
   Staples, Inc. ..........................................          133,500         3,246,720
   Tiffany & Co. ..........................................          133,700         4,414,774
                                                                                --------------
                                                                                    15,347,794
                                                                                --------------
SYSTEMS SOFTWARE--5.3%
   Microsoft Corp. ........................................          333,700         7,775,210
   Oracle Corp.(b) ........................................          875,200        12,681,648
                                                                                --------------
                                                                                    20,456,858
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
   Sprint Nextel Corp. ....................................           83,200         1,663,168
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $361,374,337) ..........................................       381,842,359
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.3%
   (Identified Cost $361,374,337) ..........................................       381,842,359
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
SHORT-TERM INVESTMENTS--1.8%

COMMERCIAL PAPER(c)--1.8%
   Sysco Corp. 5.27%, 7/3/06 ..............................   $        2,575         2,574,246
   George Street Finance LLC 5.26%, 7/19/06 ...............            3,000         2,992,110
   Private Export Fund Corp. 5.04%, 8/10/06 ...............            1,275         1,267,893
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $6,834,216) ............................................         6,834,249
                                                                                --------------
TOTAL INVESTMENTS--100.1%
   (Identified cost $368,208,553) ..........................................       388,676,608(a)
   Other assets and liabilities, net--(0.1)% ...............................          (405,273)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  388,271,335
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,167,259 and gross depreciation of $3,370,512 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $372,879,861.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                          PHOENIX CAPITAL GROWTH SERIES
                (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $368,208,553) .........................         $  388,676,608
Cash ..................................................................................                  2,757
Receivables
   Interest ...........................................................................                113,749
   Fund shares sold ...................................................................                 56,096
   Tax reclaims .......................................................................                    529
Prepaid expenses ......................................................................                    276
                                                                                                --------------
     Total assets .....................................................................            388,850,015
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                133,770
   Investment advisory fee ............................................................                217,200
   Printing fee .......................................................................                132,656
   Financial agent fee ................................................................                 29,852
   Administration fee .................................................................                 20,693
   Trustees' fee ......................................................................                 17,386
   Other accrued expenses .............................................................                 27,123
                                                                                                --------------
     Total liabilities ................................................................                578,680
                                                                                                --------------
NET ASSETS ............................................................................         $  388,271,335
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  640,890,305
   Undistributed net investment income ................................................                271,556
   Accumulated net realized loss ......................................................           (273,358,581)
   Net unrealized appreciation ........................................................             20,468,055
                                                                                                --------------
NET ASSETS ............................................................................         $  388,271,335
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......             27,786,858
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        13.97
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $    1,746,908
   Interest ...........................................................................                513,438
   Security lending ...................................................................                 13,281
   Foreign taxes withheld .............................................................                (18,789)
                                                                                                --------------
     Total investment income ..........................................................              2,254,838
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................              1,461,030
   Financial agent fee ................................................................                147,894
   Administration fee .................................................................                139,904
   Printing ...........................................................................                113,731
   Trustees ...........................................................................                 26,200
   Custodian ..........................................................................                 16,922
   Professional .......................................................................                 15,478
   Miscellaneous ......................................................................                 62,894
                                                                                                --------------
     Total expenses ...................................................................              1,984,053
   Custodian fees paid indirectly .....................................................                   (771)
                                                                                                --------------
     Net expenses .....................................................................              1,983,282
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                271,556
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................             34,974,523
   Net change in unrealized appreciation (depreciation) on investments ................            (58,061,487)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................            (23,086,964)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $  (22,815,408)
                                                                                                ==============

                        See Notes to Financial Statements

                          PHOENIX CAPITAL GROWTH SERIES
                (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
  Net investment income (loss) .............................................  $      271,556    $      299,182
  Net realized gain (loss) .................................................      34,974,523        39,046,336
  Net change in unrealized appreciation (depreciation) .....................     (58,061,487)      (25,108,817)
                                                                              --------------    --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............     (22,815,408)       14,236,701
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................................              --          (300,910)
                                                                              --------------    --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................              --          (300,910)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (344,571 and 536,953 shares, respectively) .       4,998,392         7,493,062
  Net asset value of shares issued from reinvestment of distributions
    (0 and 20,185 shares, respectively) ....................................              --           300,910
  Cost of shares repurchased (3,868,015 and 8,934,866 shares, respectively)      (56,313,693)     (124,842,679)
                                                                              --------------    --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................     (51,315,301)     (117,048,707)
                                                                              --------------    --------------
  NET INCREASE (DECREASE) IN NET ASSETS ....................................     (74,130,709)     (103,112,916)

NET ASSETS
  Beginning of period ......................................................     462,402,044       565,514,960
                                                                              --------------    --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $271,556 AND $0, RESPECTIVELY] ...............................  $  388,271,335    $  462,402,044
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                             YEAR ENDED DECEMBER 31,
                                                2006           ----------------------------------------------------------------
                                             (UNAUDITED)         2005           2004         2003         2002         2001(2)
                                             -----------       ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....   $     14.77       $   14.25      $   13.69    $   10.84    $   14.41     $   22.49

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..........          0.01(3)         0.01(3)        0.11         0.01         0.01            --(1)
   Net realized and unrealized gain (loss)         (0.81)           0.52           0.57         2.85        (3.58)        (7.72)
                                             -----------       ---------      ---------    ---------    ---------     ---------
     Total from investment operations ....         (0.80)           0.53           0.68         2.86        (3.57)        (7.72)
                                             -----------       ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..            --           (0.01)         (0.12)       (0.01)          --         (0.01)
   Distributions from net realized gains .            --              --             --           --           --         (0.35)
                                             -----------       ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................            --           (0.01)         (0.12)       (0.01)          --         (0.36)
                                             -----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................         (0.80)           0.52           0.56         2.85        (3.57)        (8.08)
                                             -----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........   $     13.97       $   14.77      $   14.25    $   13.69    $   10.84     $   14.41
                                             ===========       =========      =========    =========    =========     =========
Total return .............................         (5.39)%(5)       3.71%          4.97%       26.49%      (24.81)%      (34.57)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .   $   388,271       $ 462,402      $ 565,515    $ 632,025    $ 571,076     $ 937,569

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses ....................          0.92%(4)        0.89%          0.87%        0.85%        0.75%         0.72%
   Net investment income (loss) ..........          0.13%(4)        0.06%          0.72%        0.07%        0.08%         0.01%
Portfolio turnover .......................           135%(5)          73%            50%          41%         115%           58%

(1)   Amount is less than $0.01.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets.

(3)   Computed using average shares outstanding.

(4)   Annualized.

(5)   Not annualized.

                        See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
            MID-CAP GROWTH SERIES             DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,008.70         $5.73

   Hypothetical (5% return before expenses)        1,000.00          1,019.03          5.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                          PHOENIX MID-CAP GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                            23%
Information Technology                            20
Health Care                                       18
Industrials                                       13
Energy                                             9
Financials                                         9
Telecommunication Services                         4
Other                                              4

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--92.0%

AEROSPACE & DEFENSE--3.4%
   Precision Castparts Corp. ..............................           26,400    $    1,577,664
                                                                                --------------
APPAREL RETAIL--3.7%
   DSW, Inc. Class A(b) ...................................           46,800         1,704,456
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--6.3%
   Carter's, Inc.(b) ......................................           50,000         1,321,500
   Polo Ralph Lauren Corp. ................................           29,400         1,614,060
                                                                                --------------
                                                                                     2,935,560
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--3.5%
   T. Rowe Price Group, Inc. ..............................           43,600         1,648,516
                                                                                --------------
CATALOG RETAIL--3.4%
   Coldwater Creek, Inc.(b) ...............................           59,025         1,579,509
                                                                                --------------
COMMUNICATIONS EQUIPMENT--2.8%
   Comverse Technology, Inc.(b) ...........................           23,100           456,687
   Finisar Corp.(b) .......................................          257,400           841,698
                                                                                --------------
                                                                                     1,298,385
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--3.2%
   CheckFree Corp.(b) .....................................           29,950         1,484,322
                                                                                --------------
EDUCATION SERVICES--2.8%
   Bright Horizons Family Solutions, Inc.(b) ..............           35,300         1,330,457
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
   Amphenol Corp. Class A .................................           17,250           965,310
                                                                                --------------
HEALTH CARE EQUIPMENT--10.8%
   Hologic, Inc.(b) .......................................           35,700         1,762,152
   Intuitive Surgical, Inc.(b) ............................           16,300         1,922,911
   ResMed, Inc.(b) ........................................           17,700           831,015
   Respironics, Inc.(b) ...................................           14,300           489,346
                                                                                --------------
                                                                                     5,005,424
                                                                                --------------
HEALTH CARE FACILITIES--4.9%
   Psychiatric Solutions, Inc.(b) .........................           49,400         1,415,804
   Sunrise Senior Living, Inc.(b) .........................           30,900           854,385
                                                                                --------------
                                                                                     2,270,189
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--4.2%
   Robert Half International, Inc. ........................           46,650         1,959,300
                                                                                --------------
INTERNET SOFTWARE & SERVICES--4.3%
   Akamai Technologies, Inc.(b) ...........................           55,000         1,990,450
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
INVESTMENT BANKING & BROKERAGE--3.2%
   Greenhill & Co., Inc. ..................................           24,300    $    1,476,468
                                                                                --------------
IT CONSULTING & OTHER SERVICES--2.9%
   Cognizant Technology Solutions Corp. Class A(b) ........           15,250         1,027,393
   SRA International, Inc. Class A(b) .....................           12,400           330,212
                                                                                --------------
                                                                                     1,357,605
                                                                                --------------
LEISURE FACILITIES--4.3%
   Life Time Fitness, Inc.(b) .............................           43,200         1,998,864
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--1.7%
   Ventana Medical Systems, Inc.(b) .......................           17,000           802,060
                                                                                --------------
MANAGED HEALTH CARE--2.4%
   WellCare Health Plans, Inc.(b) .........................           22,900         1,123,245
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--6.2%
   Denbury Resources, Inc.(b) .............................           38,850         1,230,380
   Range Resources Corp. ..................................           61,050         1,659,949
                                                                                --------------
                                                                                     2,890,329
                                                                                --------------
RESTAURANTS--2.2%
   Panera Bread Co. Class A(b) ............................           15,050         1,011,962
                                                                                --------------
SEMICONDUCTORS--1.7%
   Intersil Corp. Class A .................................           34,950           812,588
                                                                                --------------
SYSTEMS SOFTWARE--2.7%
   Red Hat, Inc.(b) .......................................           53,200         1,244,880
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--5.1%
   Fastenal Co. ...........................................           35,450         1,428,280
   WESCO International, Inc.(b) ...........................           13,450           928,050
                                                                                --------------
                                                                                     2,356,330
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
   NII Holdings, Inc.(b) ..................................           34,450         1,942,291
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $38,006,173) ...........................................        42,766,164
                                                                                --------------
FOREIGN COMMON STOCKS(c)--2.7%

OIL & GAS DRILLING--2.7%
   Nabors Industries Ltd. (United States)(b) ..............           37,400         1,263,746
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,236,005) ............................................         1,263,746
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--94.7%
   (Identified Cost $39,242,178) ...........................................        44,029,910
                                                                                --------------

                        See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--3.4%

MONEY MARKET MUTUAL FUNDS--2.5%
   SSgA Money Market Fund
     (4.73% seven day effective yield) ....................        1,182,000    $    1,182,000
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
REPURCHASE AGREEMENTS--0.9%
   State Street Bank and Trust Co.
     repurchase agreement 1.50%
     dated 6/30/06, due 7/3/06,
     repurchase price $407,051
     collateralized by U.S.
     Treasury Note 7.25%, 5/15/16
     market value $418,388 ................................   $          407           407,000
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,589,000) ............................................         1,589,000
                                                                                --------------
TOTAL INVESTMENTS--98.1%
   (Identified cost $40,831,178) ...........................................        45,618,910(a)
   Other assets and liabilities, net--1.9% .................................           893,625
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   46,512,535
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,128,845 and gross depreciation of $1,352,046 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $40,842,111.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $40,831,178) ..........................         $   45,618,910
Cash ..................................................................................                    444
Receivables
   Investment securities sold .........................................................                894,234
   Fund shares sold ...................................................................                 74,497
   Dividends and interest .............................................................                 14,138
Prepaid expenses ......................................................................                     26
                                                                                                --------------
     Total assets .....................................................................             46,602,249
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                  5,364
   Investment advisory fee ............................................................                 34,216
   Printing fee .......................................................................                 20,711
   Professional fee ...................................................................                 18,420
   Financial agent fee ................................................................                  6,753
   Administration fee .................................................................                  2,427
   Trustees' fee ......................................................................                    484
   Other accrued expenses .............................................................                  1,339
                                                                                                --------------
     Total liabilities ................................................................                 89,714
                                                                                                --------------
NET ASSETS ............................................................................         $   46,512,535
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   69,837,474
   Accumulated net investment loss ....................................................               (196,348)
   Accumulated net realized loss ......................................................            (27,916,323)
   Net unrealized appreciation ........................................................              4,787,732
                                                                                                --------------
NET ASSETS ............................................................................         $   46,512,535
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              3,566,575
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        13.04
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       51,277
   Interest ...........................................................................                 28,309
                                                                                                --------------
     Total investment income ..........................................................                 79,586
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                191,954
   Financial agent fee ................................................................                 30,915
   Administration fee .................................................................                 15,596
   Printing ...........................................................................                 16,383
   Professional .......................................................................                 15,478
   Trustees ...........................................................................                  8,769
   Custodian ..........................................................................                  2,902
   Miscellaneous ......................................................................                  8,973
                                                                                                --------------
     Total expenses ...................................................................                290,970
   Less expenses reimbursed by investment advisor .....................................                (14,983)
   Custodian fees paid indirectly .....................................................                    (53)
                                                                                                --------------
     Net expenses .....................................................................                275,934
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................               (196,348)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                540,414
   Net change in unrealized appreciation (depreciation) on investments ................               (189,775)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                350,639
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      154,291
                                                                                                ==============

                        See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss).............................................  $     (196,348)   $     (393,778)
   Net realized gain (loss) ................................................         540,414         7,113,670
   Net change in unrealized appreciation (depreciation).....................        (189,775)       (4,941,763)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............         154,291         1,778,129
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (433,055 and 586,640 shares, respectively).       6,036,198         7,142,404
   Cost of shares repurchased (514,297 and 1,989,488 shares, respectively)..      (6,839,615)      (24,439,579)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............        (803,417)      (17,297,175)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................        (649,126)      (15,519,046)

NET ASSETS
   Beginning of period .....................................................      47,161,661        62,680,707
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(196,348) AND $0,
     RESPECTIVELY] .........................................................  $   46,512,535    $   47,161,661
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                             YEAR ENDED DECEMBER 31,
                                                2006           ----------------------------------------------------------------
                                             (UNAUDITED)          2005           2004         2003         2002          2001
                                             -----------       ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....   $     12.93       $   12.41      $   11.63    $    9.03    $   13.37     $   17.90

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) .......         (0.05)          (0.09)         (0.06)       (0.07)       (0.07)        (0.08)
   Net realized and unrealized gain (loss)          0.16            0.61           0.84         2.67        (4.27)        (4.45)
                                             -----------       ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....          0.11            0.52           0.78         2.60        (4.34)        (4.53)
                                             -----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................          0.11            0.52           0.78         2.60        (4.34)        (4.53)
                                             -----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........   $     13.04       $   12.93      $   12.41    $   11.63    $    9.03     $   13.37
                                             ===========       =========      =========    =========    =========     =========
Total return .............................          0.87%(3)        4.18%          6.72%       28.83%      (32.50)%      (25.28)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .   $    46,513       $  47,162      $  62,681    $  61,294    $  48,149     $  68,895

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................          1.15%(2)        1.15%          1.15%        1.15%        1.11%         1.05%
   Gross operating expenses ..............          1.21%(2)        1.21%          1.18%        1.16%        1.14%         1.10%
   Net investment income (loss) ..........         (0.82)%(2)      (0.76)%        (0.53)%      (0.67)%      (0.62)%       (0.52)%
Portfolio turnover .......................            38%(3)         178%           175%         174%         128%          137%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Strategic Theme Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
            STRATEGIC THEME SERIES            DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,009.20         $5.18

   Hypothetical (5% return before expenses)        1,000.00          1,019.58          5.22

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.04%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                         PHOENIX STRATEGIC THEME SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                            24%
Information Technology                            20
Health Care                                       19
Industrials                                       13
Energy                                             9
Financials                                         9
Telecommunication Services                         4
Other                                              2

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--94.5%

AEROSPACE & DEFENSE--3.5%
   Precision Castparts Corp. ..............................           32,600    $    1,948,176
                                                                                --------------
APPAREL RETAIL--3.6%
   DSW, Inc. Class A(b) ...................................           55,300         2,014,026
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--6.5%
   Carter's, Inc.(b) ......................................           60,700         1,604,301
   Polo Ralph Lauren Corp. ................................           35,950         1,973,655
                                                                                --------------
                                                                                     3,577,956
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--3.6%
   T. Rowe Price Group, Inc. ..............................           52,900         2,000,149
                                                                                --------------
CATALOG RETAIL--3.4%
   Coldwater Creek, Inc.(b) ...............................           71,175         1,904,643
                                                                                --------------
COMMUNICATIONS EQUIPMENT--2.8%
   Comverse Technology, Inc.(b) ...........................           27,700           547,629
   Finisar Corp.(b) .......................................          307,750         1,006,343
                                                                                --------------
                                                                                     1,553,972
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--3.3%
   CheckFree Corp.(b) .....................................           36,750         1,821,330
                                                                                --------------
EDUCATION SERVICES--2.9%
   Bright Horizons Family Solutions, Inc.(b) ..............           43,000         1,620,670
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
   Amphenol Corp. Class A .................................           20,650         1,155,574
                                                                                --------------
HEALTH CARE EQUIPMENT--11.4%
   Hologic, Inc.(b) .......................................           47,350         2,337,196
   Intuitive Surgical, Inc.(b) ............................           20,100         2,371,197
   ResMed, Inc.(b) ........................................           21,650         1,016,467
   Respironics, Inc.(b) ...................................           17,150           586,873
                                                                                --------------
                                                                                     6,311,733
                                                                                --------------
HEALTH CARE FACILITIES--5.0%
   Psychiatric Solutions, Inc.(b) .........................           59,600         1,708,136
   Sunrise Senior Living, Inc.(b) .........................           38,150         1,054,847
                                                                                --------------
                                                                                     2,762,983
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--4.3%
   Robert Half International, Inc. ........................           56,950         2,391,900
                                                                                --------------
INTERNET SOFTWARE & SERVICES--4.3%
   Akamai Technologies, Inc.(b) ...........................           65,500         2,370,445
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
INVESTMENT BANKING & BROKERAGE--3.3%
   Greenhill & Co., Inc. ..................................           29,750    $    1,807,610
                                                                                --------------
IT CONSULTING & OTHER SERVICES--3.0%
   Cognizant Technology Solutions Corp. Class A(b).........           18,300         1,232,871
   SRA International, Inc. Class A(b) .....................           15,300           407,439
                                                                                --------------
                                                                                     1,640,310
                                                                                --------------
LEISURE FACILITIES--4.4%
   Life Time Fitness, Inc.(b) .............................           52,850         2,445,370
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--1.7%
   Ventana Medical Systems, Inc.(b) .......................           19,950           941,241
                                                                                --------------
MANAGED HEALTH CARE--2.5%
   WellCare Health Plans, Inc.(b) .........................           28,300         1,388,115
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--6.9%
   Denbury Resources, Inc.(b) .............................           47,000         1,488,490
   Range Resources Corp. ..................................           84,975         2,310,470
                                                                                --------------
                                                                                     3,798,960
                                                                                --------------
RESTAURANTS--2.2%
   Panera Bread Co. Class A(b) ............................           18,200         1,223,768
                                                                                --------------
SEMICONDUCTORS--1.7%
   Intersil Corp. Class A .................................           41,100           955,575
                                                                                --------------
SYSTEMS SOFTWARE--2.7%
   Red Hat, Inc.(b) .......................................           63,300         1,481,220
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--5.1%
   Fastenal Co. ...........................................           42,700         1,720,383
   WESCO International, Inc.(b) ...........................           16,100         1,110,900
                                                                                --------------
                                                                                     2,831,283
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
   NII Holdings, Inc.(b) ..................................           42,400         2,390,512
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $46,416,015) ...........................................        52,337,521
                                                                                --------------
FOREIGN COMMON STOCKS(c)--2.3%

OIL & GAS DRILLING--2.3%
   Nabors Industries Ltd. (United States)(b) ..............           38,150         1,289,089
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,261,074) ............................................         1,289,089
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--96.8%
   (Identified Cost $47,677,089) ...........................................        53,626,610
                                                                                --------------

                        See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--1.3%

REPURCHASE AGREEMENTS--1.3%
   State Street Bank and Trust Co.
     repurchase agreement 1.50%
     dated 6/30/06, due 7/3/06,
     repurchase price $700,088,
     collateralized by U.S. Treasury
     Note 4.25%, 8/15/15 market
     value $715,296 .......................................   $          700    $      700,000
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $700,000) ..............................................           700,000
                                                                                --------------
TOTAL INVESTMENTS--98.1%
   (Identified cost $48,377,089) ...........................................        54,326,610(a)
   Other assets and liabilities, net--1.9% .................................         1,038,841
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   55,365,451
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,653,706 and gross depreciation of $1,717,355 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $48,390,259.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $48,377,089) ..........................         $   54,326,610
Cash ..................................................................................                    464
Receivables
   Investment securities sold .........................................................              1,088,446
   Fund shares sold ...................................................................                 38,751
   Dividends and interest .............................................................                 11,830
Prepaid expenses ......................................................................                     34
                                                                                                --------------
     Total assets .....................................................................             55,466,135
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                 22,820
   Investment advisory fee ............................................................                 43,604
   Printing fee .......................................................................                 14,148
   Professional fee ...................................................................                  7,490
   Financial agent fee ................................................................                  7,423
   Administration fee .................................................................                  2,880
   Trustees' fee ......................................................................                    968
   Other accrued expenses .............................................................                  1,351
                                                                                                --------------
     Total liabilities ................................................................                100,684
                                                                                                --------------
NET ASSETS ............................................................................         $   55,365,451
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  138,269,220
   Accumulated net investment loss ....................................................               (216,275)
   Accumulated net realized loss ......................................................            (88,637,015)
   Net unrealized appreciation ........................................................              5,949,521
                                                                                                --------------
NET ASSETS ............................................................................         $   55,365,451
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              5,251,297
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        10.54
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       62,727
   Interest ...........................................................................                 24,177
                                                                                                --------------
     Total investment income ..........................................................                 86,904
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                218,523
   Financial agent fee ................................................................                 34,169
   Administration fee .................................................................                 18,939
   Trustees ...........................................................................                  9,268
   Printing ...........................................................................                  9,105
   Professional .......................................................................                  4,548
   Custodian ..........................................................................                  2,743
   Miscellaneous ......................................................................                  5,918
                                                                                                --------------
     Total expenses ...................................................................                303,213
   Custodian fees paid indirectly .....................................................                    (34)
                                                                                                --------------
     Net expenses .....................................................................                303,179
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................               (216,275)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................               (777,163)
   Net change in unrealized appreciation (depreciation) on investments ................              1,354,219
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                577,056
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      360,781
                                                                                                ==============

                        See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED          YEAR ENDED
                                                                               JUNE 30, 2006     DECEMBER 31,
                                                                                (UNAUDITED)          2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $     (216,275)   $     (288,025)
   Net realized gain (loss) ................................................        (777,163)        4,293,966
   Net change in unrealized appreciation (depreciation) ....................       1,354,219        (4,002,277)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............         360,781             3,664
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (542,020 and 141,242 shares, respectively)        6,116,533         1,417,411
   Cost of shares repurchased (842,674 and 1,953,579 shares, respectively) .      (9,110,816)      (19,461,529)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (2,994,283)      (18,044,118)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (2,633,502)      (18,040,454)

NET ASSETS
   Beginning of period .....................................................      57,998,953        76,039,407
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(216,275) AND $0, RESPECTIVELY]  $   55,365,451    $   57,998,953
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             SIX MONTHS
                                               ENDED
                                              JUNE 30,                            YEAR ENDED DECEMBER 31,
                                                2006           ------------------------------------------------------------------
                                             (UNAUDITED)         2005          2004          2003           2002          2001
                                             -----------       ---------     ---------     ---------     ---------      ---------
Net asset value, beginning of period ......  $     10.45       $   10.33     $    9.79     $    7.13     $   10.97      $   15.52

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) ........        (0.04)          (0.05)        (0.02)        (0.02)        (0.04)         (0.04)
   Net realized and unrealized gain (loss)          0.13            0.17          0.56          2.68         (3.80)         (4.15)
                                             -----------       ---------     ---------     ---------     ---------      ---------
     TOTAL FROM INVESTMENT OPERATIONS .....         0.09            0.12          0.54          2.66         (3.84)         (4.19)
                                             -----------       ---------     ---------     ---------     ---------      ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains ..           --              --            --            --            --          (0.36)
                                             -----------       ---------     ---------     ---------     ---------      ---------
     TOTAL DISTRIBUTIONS ..................           --              --            --            --            --          (0.36)
                                             -----------       ---------     ---------     ---------     ---------      ---------
CHANGE IN NET ASSET VALUE .................         0.09            0.12          0.54          2.66         (3.84)         (4.55)
                                             -----------       ---------     ---------     ---------     ---------      ---------
NET ASSET VALUE, END OF PERIOD ............  $     10.54       $   10.45     $   10.33     $    9.79     $    7.13      $   10.97
                                             ===========       =========     =========     =========     =========      =========
Total return ..............................         0.92%(3)        1.18%         5.44%        37.26%       (34.98)%       (27.36)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) ..  $    55,365       $  57,999     $  76,039     $  88,712     $  71,464      $ 140,096

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses .....................         1.04%(2)        1.10%         1.08%         1.05%         1.00%          0.96%
   Gross operating expenses ...............         1.04%(2)        1.15%         1.08%         1.05%         1.00%          0.96%
   Net investment income (loss) ...........        (0.74)%(2)      (0.45)%       (0.21)%       (0.29)%       (0.41)%        (0.30)%
Portfolio turnover ........................           37%(3)         182%          171%          101%          128%           162%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Aberdeen International Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE      DURING
        ABERDEEN INTERNATIONAL SERIES         DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,106.10         $5.58

   Hypothetical (5% return before expenses)        1,000.00          1,019.43          5.37

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.07%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Japan                                             23%
United Kingdom                                    15
Germany                                            9
Hong Kong                                          6
Brazil                                             4
Switzerland                                        3
Italy                                              3
Other                                             37

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES             VALUE
                                                              --------------    --------------
FOREIGN COMMON STOCKS(b)--94.6%

BELGIUM--2.6%
  Belgacom SA (Integrated
    Telecommunication Services) ...........................          156,800    $    5,200,394
                                                                                --------------
BRAZIL--4.4%
  Petroleo Brasileiro S.A. ADR
    (Integrated Oil & Gas)(c) .............................          111,000         8,862,240
                                                                                --------------
CHINA--1.6%
  PetroChina Co. Ltd. Class H
    (Integrated Oil & Gas) ................................        3,004,000         3,210,435
                                                                                --------------
FRANCE--2.1%
  PSA Peugeot Citroen SA
    (Automobile Manufacturers)(c) .........................           66,600         4,144,238
                                                                                --------------
GERMANY--10.6%
  Commerzbank AG (Diversified Banks) ......................          163,700         5,954,783
  Deutsche Post AG Registered Shares
    (Air Freight & Logistics) .............................          114,200         3,061,576
  Deutsche Post Bank AG (Diversified Banks)(c) ............           84,400         6,073,372
  E.ON AG (Electric Utilities)(c) .........................           55,800         6,423,391
                                                                                --------------
                                                                                    21,513,122
                                                                                --------------
HONG KONG--6.9%
  China Mobile Ltd. (Wireless
    Telecommunication Services) ...........................        1,447,500         8,275,369
  Swire Pacific Ltd. Class B (Multi-Sector Holdings) ......        2,982,500         5,722,062
                                                                                --------------
                                                                                    13,997,431
                                                                                --------------
INDIA--1.1%
  ICICI Bank Ltd. Sponsored ADR
    (Diversified Banks)(c) ................................           93,200         2,204,180
                                                                                --------------
ITALY--3.5%
  ENI S.p.A. (Integrated Oil & Gas)(c) ....................          105,500         3,107,664
  Snam Rete Gas S.p.A. (Gas Utilities) ....................          893,000         3,926,285
                                                                                --------------
                                                                                     7,033,949
                                                                                --------------
JAPAN--26.8%
  Bank of Kyoto Ltd. (The) (Regional Banks) ...............          517,000         5,579,299
  Canon, Inc. (Office Electronics)(c) .....................          157,500         7,720,858
  Daito Trust Construction Co. Ltd. (Homebuilding) ........          108,200         5,994,303
  Mitsubishi UFJ Financial Group, Inc.
    (Diversified Banks) ...................................              524         7,326,110
  NTT DoCoMo, Inc. (Wireless
    Telecommunication Services) ...........................            2,670         3,919,608
  ORIX Corp. (Consumer Finance) ...........................           15,000         3,663,492

                                                                  SHARES            VALUE
                                                              --------------    --------------
JAPAN--CONTINUED
  Seino Holdings Co. Ltd. (Trucking)(c) ...................          495,000    $    5,225,096
  Seven and I Holdings Co. Ltd. (Food Retail)(c) ..........          141,000         4,644,967
  Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals) ........           96,000         5,972,737
  Toyota Motor Corp. (Automobile Manufacturers) ...........           81,000         4,239,689
                                                                                --------------
                                                                                    54,286,159
                                                                                --------------
MEXICO--2.6%
  Grupo Aeroportuario del Sureste
    S.A. de C.V. ADR (Airport Services)(c) ................          155,700         5,229,963
                                                                                --------------
NETHERLANDS--2.0%
  ING Groep N.V. (Other Diversified
    Financial Services) ...................................          104,000         4,087,743
                                                                                --------------
PORTUGAL--2.3%
  Portugal Telecom SGPS S.A. (Integrated
    Telecommunication Services) ...........................          378,500         4,570,098
                                                                                --------------
SINGAPORE--2.0%
  Oversea-Chinese Banking Corp. Ltd.
    (Diversified Banks) ...................................          993,400         4,142,174
                                                                                --------------
SWEDEN--2.2%
  Nordea Bank AB (Diversified Banks) ......................          366,000         4,373,641
                                                                                --------------
SWITZERLAND--4.0%
  Nestle S.A. Registered Shares
    (Packaged Foods & Meats)(c) ...........................            7,200         2,261,502
  Zurich Financial Services AG Registered Shares
    (Multi-line Insurance)(c) .............................           26,600         5,831,091
                                                                                --------------
                                                                                     8,092,593
                                                                                --------------
TAIWAN--2.7%
  Taiwan Semiconductor Manufacturing Co. Ltd.
    Sponsored ADR (Semiconductors)(c) .....................          601,514         5,521,900
                                                                                --------------
UNITED KINGDOM--17.2%
  AstraZeneca plc (Pharmaceuticals) .......................           70,000         4,225,086
  British American Tobacco plc (Tobacco) ..................          129,600         3,264,146
  Centrica plc (Multi-Utilities) ..........................        1,276,000         6,730,754
  Morrison (WM.) Supermarkets plc (Food Retail) ...........        1,401,000         5,039,009
  Resolution plc (Life & Health Insurance) ................          438,000         5,426,706
  Scottish Power plc (Electric Utilities) .................          284,400         3,066,084
  Vodafone Group plc (Wireless
    Telecommunication Services) ...........................        1,451,800         3,094,106
  Weir Group plc (The) (Industrial Machinery) .............          500,000         4,003,551
                                                                                --------------
                                                                                    34,849,442
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $141,966,686) ..........................                        191,319,702
                                                                                --------------

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
FOREIGN PREFERRED STOCKS(b)--3.3%

SOUTH KOREA--3.3%
  Samsung Electronics Co. Ltd. Pfd. 1.10%
    (Semiconductors) ......................................           13,600    $    6,636,944
                                                                                --------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $2,877,796) .............................................         6,636,944
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--97.9%
  (Identified Cost $144,844,482) ...........................................       197,956,646
                                                                                --------------
SHORT-TERM INVESTMENTS--20.5%

MONEY MARKET MUTUAL FUNDS--18.4%
  State Street Navigator Prime Plus
    (5.06% seven day effective yield)(d) ..................       37,278,200        37,278,200
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
COMMERCIAL PAPER(e)--2.1%
  Clipper Receivables Co. LLC 5.30%, 7/3/06 ...............   $        4,200         4,198,763
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $41,476,963) ............................................        41,476,963
                                                                                --------------
TOTAL INVESTMENTS--118.4%
  (Identified cost $186,321,445) ...........................................       239,433,609(a)
  Other assets and liabilities, net--(18.4)% ...............................       (37,183,170)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  202,250,439
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $56,782,451 and gross depreciation of $3,731,047 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $186,382,205.

(b) A common stock and a preferred stock are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(c)   All or a portion of security is on loan.

(d) Represents security purchased with cash collateral received for securities on loan.

(e)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

   Air Freight & Logistics ................................      1.6%
   Airport Services .......................................      2.6
   Automobile Manufacturers ...............................      4.2
   Consumer Finance .......................................      1.9
   Diversified Banks ......................................     15.2
   Electric Utilities .....................................      4.8
   Food Retail ............................................      4.9
   Gas Utilities ..........................................      2.0
   Homebuilding ...........................................      3.0
   Industrial Machinery ...................................      2.0
   Integrated Oil & Gas ...................................      7.7
   Integrated Telecommunication Services ..................      4.9
   Life & Health Insurance ................................      2.7
   Multi-Sector Holdings ..................................      2.9
   Multi-Utilities ........................................      3.4
   Multi-line Insurance ...................................      3.0
   Office Electronics .....................................      3.9
   Other Diversified Financial Services ...................      2.1
   Packaged Foods & Meats .................................      1.1
   Pharmaceuticals ........................................      5.2
   Regional Banks .........................................      2.8
   Semiconductors .........................................      6.1
   Tobacco ................................................      1.7
   Trucking ...............................................      2.6
   Wireless Telecommunication Services ....................      7.7
                                                               -----
                                                               100.0%
                                                               =====

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value, including $35,620,214 of securities on loan
   (Identified cost $186,321,445) ..........................................................    $  239,433,609
Foreign currency at value (Identified cost $67,830) ........................................            67,890
Cash .......................................................................................             3,277
Receivables
   Dividends ...............................................................................           349,315
   Tax reclaims ............................................................................           158,361
   Fund shares sold ........................................................................            21,304
Prepaid expenses ...........................................................................               105
                                                                                                --------------
     Total assets ..........................................................................       240,033,861
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased .................................................................           171,864
   Investment securities purchased .........................................................            64,929
   Upon return of securities loaned ........................................................        37,278,200
   Investment advisory fee .................................................................           121,248
   Printing fee ............................................................................            80,388
   Financial agent fee .....................................................................            14,378
   Administration fee ......................................................................            10,508
   Trustees' fee ...........................................................................             7,139
   Other accrued expenses ..................................................................            34,768
                                                                                                --------------
     Total liabilities .....................................................................        37,783,422
                                                                                                --------------
NET ASSETS .................................................................................    $  202,250,439
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ........................................    $  178,365,629
   Distributions in excess of net investment income ........................................        (3,282,337)
   Accumulated net realized loss ...........................................................       (25,952,303)
   Net unrealized appreciation .............................................................        53,119,450
                                                                                                --------------
NET ASSETS .................................................................................    $  202,250,439
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...........        12,996,648
                                                                                                ==============
Net asset value and offering price per share ...............................................    $        15.56
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ...............................................................................    $    2,110,731
   Security lending ........................................................................           104,959
   Interest ................................................................................            54,820
   Foreign taxes withheld ..................................................................          (401,109)
                                                                                                --------------
     Total investment income ...............................................................         1,869,401
                                                                                                --------------
EXPENSES
   Investment advisory fee .................................................................           753,266
   Financial agent fee .....................................................................            75,602
   Administration fee ......................................................................            65,283
   Printing ................................................................................            71,051
   Custodian ...............................................................................            50,834
   Professional ............................................................................            16,127
   Trustees ................................................................................            15,642
   Miscellaneous ...........................................................................            26,026
                                                                                                --------------
     Total expenses ........................................................................         1,073,831

   Custodian fees paid indirectly ..........................................................              (464)
                                                                                                --------------
     Net expenses ..........................................................................         1,073,367
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ...............................................................           796,034
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .................................................        10,224,111
   Net realized gain (loss) on foreign currency transactions ...............................            97,643
   Net change in unrealized appreciation (depreciation) on investments .....................         8,723,691
   Net change in unrealized appreciation (depreciation) on foreign currency translation ....            12,569
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS .............................................................        19,058,014
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................    $   19,854,048
                                                                                                ==============

                        See Notes to Financial Statements

                                 PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED           YEAR ENDED
                                                                                   JUNE 30, 2006      DECEMBER 31,
                                                                                    (UNAUDITED)           2005
                                                                                   --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ...............................................    $      796,034*   $    6,406,690
   Net realized gain (loss) ...................................................        10,321,754*       22,427,671
   Net change in unrealized appreciation (depreciation) .......................         8,736,260         1,948,589
                                                                                   --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................        19,854,048        30,782,950
                                                                                   --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ......................................................        (2,949,724)       (7,455,788)
                                                                                   --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..................        (2,949,724)       (7,455,788)
                                                                                   --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (1,038,112 and 1,530,297 shares, respectively)        15,933,105        19,783,113
   Net asset value of shares issued from reinvestment of distributions
     (199,452 and 532,869 shares, respectively) ...............................         2,949,724         7,455,788
   Cost of shares repurchased (1,584,059 and 3,123,578 shares, respectively)...       (24,170,645)      (40,600,607)
                                                                                   --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..................        (5,287,816)      (13,361,706)
                                                                                   --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ......................................        11,616,508         9,965,456

NET ASSETS
   Beginning of period ........................................................       190,633,931       180,668,475
                                                                                   --------------    --------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     OF $(3,282,337) AND $(1,128,647), RESPECTIVELY] ..........................    $  202,250,439    $  190,633,931
                                                                                   ==============    ==============

* As a result of a change in an accounting estimate on a corporate action from December 2005, there was a decrease in the amount of $2,732,730 to net investment income and an increase to net realized gain (loss) in the amount of $2,732,730 for the period ended June 30, 2006. Prior year amounts have not been restated to reflect this change.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2006(4)   ----------------------------------------------------------------
                                            (UNAUDITED)         2005           2004         2003         2002          2001
                                           -------------      ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....   $    14.29       $   12.54      $   10.66    $    8.24    $    9.78     $   13.25

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..........         0.06(1)         0.46(1)        0.23         0.18         0.12          0.06
   Net realized and unrealized gain (loss)         1.44            1.86           1.96         2.41        (1.56)        (3.23)
                                             ----------       ---------      ----------   ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....         1.50            2.32           2.19         2.59        (1.44)        (3.17)
                                             ----------       ---------      ----------   ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..        (0.23)          (0.57)         (0.31)       (0.17)       (0.10)           --
   Distributions from net realized gains .           --              --             --           --           --         (0.30)
                                             ----------       ---------      ----------   ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................        (0.23)          (0.57)         (0.31)       (0.17)       (0.10)        (0.30)
                                             ----------       ---------      ----------   ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................         1.27            1.75           1.88         2.42        (1.54)        (3.47)
                                             ----------       ---------      ----------   ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........   $    15.56       $   14.29      $   12.54    $   10.66    $    8.24     $    9.78
                                             ==========       =========      ==========   =========    =========     =========
Total return .............................        10.61%(3)       18.57%         20.78%       31.86%      (14.81)%      (24.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .   $  202,250       $ 190,634      $ 180,668    $ 145,580    $ 113,174     $ 160,224

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses ....................         1.07%(2)        1.06%          1.05%        1.07%        1.05%         1.02%
   Net investment income (loss) ..........         0.79%(2)        3.56%          2.12%        1.99%        1.18%         0.72%
Portfolio turnover .......................           13%(3)          44%            48%          39%          34%           74%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

(4) As a result of a change in an accounting estimate on a corporate action from December 2005, the series has reclassified an amount previously included within the prior year's dividend income, as a component of net realized gain (loss) in the statement of operations. The effect of this reclassification was a decrease of $0.21 to net investment income per share and an increase to net realized and unrealized gain (loss) per share by $0.21 for the period ended June 30, 2006. The net investment income ratio for the period ended June 30, 2006 decreased by 2.72%. Prior year per share ratios have not been restated to reflect this change.

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the AIM Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
              AIM GROWTH SERIES               DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00          $   999.40       $4.96

   Hypothetical (5% return before expenses)        1,000.00            1,019.78        5.02

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                            PHOENIX-AIM GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                            26%
Industrials                                       18
Health Care                                       16
Consumer Discretionary                            14
Financials                                        11
Energy                                             6
Materials                                          4
Other                                              5

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--81.9%

AEROSPACE & DEFENSE--4.6%
  Boeing Co. (The) ........................................           12,323    $    1,009,377
  General Dynamics Corp. ..................................           10,359           678,100
  Precision Castparts Corp. ...............................            5,504           328,919
  Rockwell Collins, Inc. ..................................            5,955           332,706
  United Technologies Corp. ...............................            7,419           470,513
                                                                                --------------
                                                                                     2,819,615
                                                                                --------------
AGRICULTURAL PRODUCTS--0.5%
  Archer-Daniels-Midland Co. ..............................            6,934           286,236
                                                                                --------------
APPAREL RETAIL--2.4%
  Aeropostale, Inc.(b) ....................................           18,280           528,109
  AnnTaylor Stores Corp.(b) ...............................            9,722           421,741
  DSW, Inc. Class A(b) ....................................            7,753           282,364
  Limited Brands, Inc. ....................................            9,737           249,170
                                                                                --------------
                                                                                     1,481,384
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
  Carter's, Inc.(b) .......................................            7,144           188,816
                                                                                --------------
APPLICATION SOFTWARE--1.8%
  BEA Systems, Inc.(b) ....................................           49,015           641,606
  Citrix Systems, Inc.(b) .................................           11,232           450,853
                                                                                --------------
                                                                                     1,092,459
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Janus Capital Group, Inc. ...............................           36,410           651,739
                                                                                --------------
BIOTECHNOLOGY--1.5%
  Gilead Sciences, Inc.(b) ................................           15,576           921,476
                                                                                --------------
COMMUNICATIONS EQUIPMENT--5.8%
  Cisco Systems, Inc.(b) ..................................           80,627         1,574,645
  Harris Corp. ............................................            8,017           332,786
  Qualcomm, Inc. ..........................................           28,859         1,156,380
  Redback Networks, Inc.(b) ...............................            8,588           157,504
  Tellabs, Inc.(b) ........................................           29,848           397,277
                                                                                --------------
                                                                                     3,618,592
                                                                                --------------
COMPUTER & ELECTRONICS RETAIL--1.8%
  Best Buy Co., Inc. ......................................           11,470           629,015
  Circuit City Stores, Inc. ...............................           17,698           481,739
                                                                                --------------
                                                                                     1,110,754
                                                                                --------------

                                                                  SHARES               VALUE
                                                              --------------    --------------
COMPUTER HARDWARE--1.7%
  Apple Computer, Inc.(b) .................................           10,672    $      609,585
  Hewlett-Packard Co. .....................................           14,406           456,382
                                                                                --------------
                                                                                     1,065,967
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--0.8%
  EMC Corp.(b) ............................................           19,961           218,972
  Western Digital Corp.(b) ................................           13,717           271,734
                                                                                --------------
                                                                                       490,706
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
  Joy Global, Inc. ........................................           11,830           616,225
  Oshkosh Truck Corp. .....................................            5,360           254,707
  Terex Corp.(b) ..........................................            3,803           375,356
                                                                                --------------
                                                                                     1,246,288
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
  VeriFone Holdings, Inc.(b) ..............................            4,687           142,860
                                                                                --------------
DEPARTMENT STORES--2.4%
  Federated Department Stores, Inc. .......................           16,495           603,717
  Penney (JC) Co., Inc. ...................................           12,895           870,542
                                                                                --------------
                                                                                     1,474,259
                                                                                --------------
DIVERSIFIED METALS & MINING--0.6%
  Phelps Dodge Corp. ......................................            4,258           349,837
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
  Cooper Industries Ltd. Class A ..........................            3,585           333,118
  Emerson Electric Co. ....................................            7,637           640,057
                                                                                --------------
                                                                                       973,175
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
  Amphenol Corp. Class A ..................................            8,392           469,616
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
  Waste Management, Inc. ..................................            8,620           309,286
                                                                                --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
  Monsanto Co. ............................................            5,486           461,866
                                                                                --------------
GENERAL MERCHANDISE STORES--1.4%
  Family Dollar Stores, Inc. ..............................           23,746           580,115
  Target Corp. ............................................            6,472           316,287
                                                                                --------------
                                                                                       896,402
                                                                                --------------

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

                                                                  SHARES             VALUE
                                                              --------------    --------------
HEALTH CARE DISTRIBUTORS--1.2%
  Cardinal Health, Inc. ...................................           11,370    $      731,432
                                                                                --------------
HEALTH CARE EQUIPMENT--2.0%
  Becton, Dickinson & Co. .................................           10,358           633,184
  Varian Medical Systems, Inc.(b) .........................           12,151           575,350
                                                                                --------------
                                                                                     1,208,534
                                                                                --------------
HEALTH CARE FACILITIES--0.7%
  Manor Care, Inc. ........................................            8,834           414,491
                                                                                --------------
HEALTH CARE SERVICES--1.2%
  Caremark Rx, Inc. .......................................            9,328           465,187
  Omnicare, Inc. ..........................................            6,407           303,820
                                                                                --------------
                                                                                       769,007
                                                                                --------------
HOME ENTERTAINMENT SOFTWARE--0.5%
  Electronic Arts, Inc.(b) ................................            7,222           310,835
                                                                                --------------
HOUSEHOLD PRODUCTS--1.5%
  Colgate-Palmolive Co. ...................................            9,669           579,173
  Procter & Gamble Co. (The) ..............................            6,005           333,878
                                                                                --------------
                                                                                       913,051
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
  Robert Half International, Inc. .........................            7,543           316,806
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--0.8%
  Costco Wholesale Corp. ..................................            8,501           485,662
                                                                                --------------
INDUSTRIAL CONGLOMERATES--1.9%
  McDermott International, Inc.(b) ........................            8,925           405,820
  Textron, Inc. ...........................................            8,418           775,971
                                                                                --------------
                                                                                     1,181,791
                                                                                --------------
INDUSTRIAL MACHINERY--0.6%
  Parker-Hannifin Corp. ...................................            4,425           343,380
                                                                                --------------
INTEGRATED OIL & GAS--1.4%
  Occidental Petroleum Corp. ..............................            8,487           870,342
                                                                                --------------

INTERNET SOFTWARE & SERVICES--2.7%
  eBay, Inc.(b) ...........................................           12,590           368,761
  Google, Inc. Class A(b) .................................            3,090         1,295,730
                                                                                --------------
                                                                                     1,664,491
                                                                                --------------

INVESTMENT BANKING & BROKERAGE--5.3%
  Goldman Sachs Group, Inc. (The) .........................            7,360         1,107,165
  Merrill Lynch & Co., Inc. ...............................           12,708           883,969
  Morgan Stanley ..........................................            5,245           331,536
  Schwab (Charles) Corp. (The) ............................           58,843           940,311
                                                                                --------------
                                                                                     3,262,981
                                                                                --------------

MANAGED HEALTH CARE--1.8%
  Aetna, Inc. .............................................           14,908           595,276
  Health Net, Inc.(b) .....................................           11,498           519,365
                                                                                --------------
                                                                                     1,114,641
                                                                                --------------

MOVIES & ENTERTAINMENT--0.7%
  News Corp. Class A ......................................           23,711           454,777
                                                                                --------------

MULTI-LINE INSURANCE--1.7%
  Assurant, Inc. ..........................................           13,411           649,092
  HCC Insurance Holdings, Inc. ............................           12,709           374,153
                                                                                --------------
                                                                                     1,023,245
                                                                                --------------

OIL & GAS DRILLING--1.4%
  ENSCO International, Inc. ...............................            9,970           458,820
  GlobalSantaFe Corp. .....................................            7,311           422,210
                                                                                --------------
                                                                                       881,030
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
OIL & GAS EQUIPMENT & SERVICES--2.1%
  Baker Hughes, Inc. ......................................            8,434    $      690,323
  National-Oilwell Varco, Inc.(b) .........................           10,063           637,189
                                                                                --------------
                                                                                     1,327,512
                                                                                --------------
OIL & GAS REFINING & MARKETING--1.0%
  Valero Energy Corp. .....................................            9,425           626,951
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
  JPMorgan Chase & Co. ....................................           25,531         1,072,302
                                                                                --------------
PHARMACEUTICALS--3.5%
  Allergan, Inc. ..........................................            6,981           748,782
  Barr Pharmaceuticals, Inc.(b) ...........................           11,533           550,009
  Johnson & Johnson .......................................            4,801           287,676
  Wyeth ...................................................           13,718           609,216
                                                                                --------------
                                                                                     2,195,683
                                                                                --------------
RAILROADS--2.6%
  Burlington Northern Santa Fe Corp. ......................           12,114           960,034
  CSX Corp. ...............................................            9,270           652,979
                                                                                --------------
                                                                                     1,613,013
                                                                                --------------
RESTAURANTS--1.7%
  Burger King Holdings, Inc.(b) ...........................           17,100           269,325
  Darden Restaurants, Inc. ................................           12,486           491,948
  Ruby Tuesday, Inc. ......................................           10,921           266,582
                                                                                --------------
                                                                                     1,027,855
                                                                                --------------
SEMICONDUCTORS--5.7%
  Analog Devices, Inc. ....................................           34,822         1,119,179
  Freescale Semiconductor, Inc. Class B(b) ................           30,055           883,617
  Integrated Device Technology, Inc.(b) ...................           10,182           144,381
  Microchip Technology, Inc. ..............................           26,764           897,932
  PMC-Sierra, Inc.(b) .....................................           52,298           491,601
                                                                                --------------
                                                                                     3,536,710
                                                                                --------------
SOFT DRINKS--1.2%
  PepsiCo, Inc. ...........................................           11,891           713,936
                                                                                --------------
SPECIALTY STORES--2.3%
  Office Depot, Inc.(b) ...................................           25,081           953,078
  PETsMART, Inc. ..........................................           19,495           499,072
                                                                                --------------
                                                                                     1,452,150
                                                                                --------------
SYSTEMS SOFTWARE--0.9%
   Red Hat, Inc.(b) .......................................           23,098           540,493
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--0.3%
   MGIC Investment Corp. ..................................            3,262           212,030
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
   WESCO International, Inc.(b) ...........................            4,952           341,688
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $45,248,939) ............................................        50,658,152
                                                                                --------------
FOREIGN COMMON STOCKS(c)--16.6%

APPLICATION SOFTWARE--2.2%
  Amdocs Ltd. (United States)(b) ..........................           37,887         1,386,664
                                                                                --------------
COMMUNICATIONS EQUIPMENT--1.0%
  Nokia Oyj Sponsored ADR (Finland) .......................           31,251           633,145
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--0.4%
  Seagate Technology (Singapore)(b) .......................           11,318           256,240
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
   KOMATSU Ltd. (Japan) ...................................           23,000           457,227
                                                                                --------------

                        See Notes to Financial Statements

                           PHOENIX-AIM GROWTH SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
CONSUMER ELECTRONICS--0.7%
  Matsushita Electric Industrial Co. Ltd.(Japan) ..........           19,000    $      400,953
  Matsushita Electric Industrial Co. Ltd.
    Sponsored ADR (Japan) .................................            2,100            44,373
                                                                                --------------
                                                                                       445,326
                                                                                --------------
DIVERSIFIED BANKS--0.9%
  Kookmin Bank Sponsored ADR (South Korea) ................            6,270           520,786
                                                                                --------------
DIVERSIFIED METALS & MINING--1.9%
  BHP Billiton Ltd. (Australia) ...........................           27,604           594,865
  Rio Tinto plc (United Kingdom) ..........................           11,433           604,452
                                                                                --------------
                                                                                     1,199,317
                                                                                --------------
HEAVY ELECTRICAL EQUIPMENT--0.7%
  ABB Ltd. Registered Shares (Switzerland) ................           34,519           448,940
                                                                                --------------
INDUSTRIAL MACHINERY--0.5%
  FANUC Ltd. (Japan) ......................................            3,600           323,383
                                                                                --------------
MARINE--0.8%
  Mitsui O.S.K. Lines Ltd. (Japan) ........................           69,000           469,084
                                                                                --------------
PHARMACEUTICALS--3.8%
  AstraZeneca plc Sponsored ADR (United Kingdom) ..........           10,226           611,719
  Novartis AG ADR (Switzerland) ...........................           11,324           610,590
  Roche Holding AG Registered Shares (Switzerland) ........            6,731         1,112,703
                                                                                --------------
                                                                                     2,335,012
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--0.5%
  Millea Holdings, Inc. (Japan) ...........................               15           279,186
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--0.5%
  ASML Holding NV NY Registered Shares
    (Netherlands)(b) .........................................        16,470           333,023
                                                                                --------------
SEMICONDUCTORS--0.4%
  Marvell Technology Group Ltd. (Japan)(b) ................            5,463           242,175
                                                                                --------------
STEEL--0.9%
  Companhia Vale do Rio Doce ADR (Brazil) .................           22,294           535,948
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
  KDDI Corp. (Japan) ......................................               66           405,435
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $8,879,072) .............................................        10,270,891
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified Cost $54,128,011) ............................................        60,929,043
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--1.0%

REPURCHASE AGREEMENTS--1.0%
  State Street Bank and Trust Co. repurchase
    agreement 4.88% dated 6/30/06, due
    7/3/06 repurchase price $626,255
    collateralized by FHLB 4.375%, 9/17/10
    market value $642,257 .................................   $          626    $      626,000
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $626,000) ...............................................           626,000
                                                                                --------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $54,754,011) ............................................        61,555,043(a)
  Other assets and liabilities, net--0.5% ..................................           309,610
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   61,864,653
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,184,453 and gross depreciation of $1,675,483 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $55,046,073.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $54,754,011) ..........................         $   61,555,043
Foreign currency at value (Identified cost $161,160) ..................................                161,188
Cash ..................................................................................                    547
Receivables
   Investment securities sold .........................................................                892,859
   Fund shares sold ...................................................................                 90,488
   Dividends and interest .............................................................                 22,231
   Tax reclaims .......................................................................                  7,056
Prepaid expenses ......................................................................                     45
                                                                                                --------------
     Total assets .....................................................................             62,729,457
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                754,372
   Fund shares repurchased ............................................................                  8,131
   Investment advisory fee ............................................................                 58,656
   Financial agent fee ................................................................                  8,146
   Administration fee .................................................................                  3,265
   Trustees' fee ......................................................................                  1,422
   Other accrued expenses .............................................................                 30,812
                                                                                                --------------
     Total liabilities ................................................................                864,804
                                                                                                --------------
NET ASSETS ............................................................................         $   61,864,653
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  104,089,981
   Accumulated net investment loss ....................................................                (19,032)
   Accumulated net realized loss ......................................................            (49,009,903)
   Net unrealized appreciation ........................................................              6,803,607
                                                                                                --------------
NET ASSETS ............................................................................         $   61,864,653
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              8,869,400
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         6.98
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      315,171
   Interest ...........................................................................                 17,219
   Foreign taxes withheld .............................................................                (12,589)
                                                                                                --------------
     Total investment income ..........................................................                319,801
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                254,124
   Financial agent fee ................................................................                 37,049
   Administration fee .................................................................                 22,024
   Custodian ..........................................................................                 20,306
   Printing ...........................................................................                 10,250
   Trustees ...........................................................................                  9,734
   Professional .......................................................................                  4,767
   Miscellaneous ......................................................................                 12,827
                                                                                                --------------
     Total expenses ...................................................................                371,081
   Less expenses reimbursed by investment advisor .....................................                (32,225)
   Custodian fees paid indirectly .....................................................                    (23)
                                                                                                --------------
     Net expenses .....................................................................                338,833
                                                                                                --------------
NET INVESTMENT GAIN (LOSS) ............................................................                (19,032)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              4,390,052
   Net realized gain (loss) on foreign currency transactions ..........................                 (4,407)
   Net change in unrealized appreciation (depreciation) on investments ................             (4,262,866)
   Net change in unrealized appreciation (depreciation) on
     foreign currency translation .....................................................                  2,575
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                125,354
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      106,322
                                                                                                ==============

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                    ENDED         YEAR ENDED
                                                                                JUNE 30, 2006    DECEMBER 31,
                                                                                 (UNAUDITED)         2005
                                                                                -------------   --------------
FROM OPERATIONS
   Net investment income (loss) ..............................................  $     (19,032)  $      (19,454)
   Net realized gain (loss) ..................................................      4,385,645       (1,375,237)
   Net change in unrealized appreciation (depreciation) ......................     (4,260,291)       7,457,235
                                                                                -------------   --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............        106,322        6,062,544
                                                                                -------------   --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (297,186 and 289,921 shares, respectively) ..      2,152,077        1,850,034
   Cost of shares repurchased (1,250,240 and 3,449,498 shares, respectively) .     (8,946,200)     (22,599,709)
                                                                                -------------   --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................     (6,794,123)     (20,749,675)
                                                                                -------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS .....................................     (6,687,801)     (14,687,131)

NET ASSETS
   Beginning of period .......................................................     68,552,454       83,239,585
                                                                                -------------   --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(19,032) AND $0, RESPECTIVELY] ................  $  61,864,653   $   68,552,454
                                                                                =============   ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2006       -------------------------------------------------------------------
                                          (UNAUDITED)           2005            2004        2003           2002           2001
                                         -------------       ---------       ---------   ---------      ---------      ---------
Net asset value, beginning of period ...  $      6.98        $    6.41       $    6.16   $    5.10      $    7.16      $    9.41

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ........           --(1)(2)         --(1)(2)      0.01       (0.01)(1)      (0.01)(1)      (0.02)(1)
   Net realized and unrealized
     gain (loss) .......................           --(2)          0.57            0.25        1.07          (2.05)         (2.23)
                                          -----------        ---------       ---------   ---------      ---------      ---------
     TOTAL FROM INVESTMENT OPERATIONS ..           --             0.57            0.26        1.06          (2.06)         (2.25)
                                          -----------        ---------       ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
   Dividends from net investment income            --               --           (0.01)         --             --             --
                                          -----------        ---------       ---------   ---------      ---------      ---------
     TOTAL DISTRIBUTIONS ...............           --               --           (0.01)         --             --             --
                                          -----------        ---------       ---------   ---------      ---------      ---------
CHANGE IN NET ASSET VALUE ..............           --             0.57            0.25        1.06          (2.06)         (2.25)
                                          -----------        ---------       ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD .........  $      6.98        $    6.98       $    6.41   $    6.16      $    5.10      $    7.16
                                          ===========        =========       =========   =========      =========      =========
Total return ...........................        (0.06)%(4)        8.85%           4.21%      20.82%        (28.84)%       (23.84)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)  $    61,865        $  68,552       $  83,240   $  82,459      $  56,096      $  68,743

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ..............         1.00%(3)         1.00%           1.00%       1.01%          1.08%          1.00%
   Gross operating expenses ............         1.10%(3)         1.14%           1.22%       1.17%          1.18%          1.19%
   Net investment income (loss) ........        (0.06)%(3)       (0.03)%          0.09%      (0.09)%        (0.17)%        (0.26)%
Portfolio turnover .....................           68%(4)           72%            178%        228%            62%            35%

(1)   Computed using average shares outstanding.

(2)   Amount is less than $0.01.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Alger Small-Cap Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
        ALGER SMALL-CAP GROWTH SERIES         DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ---------------------------------------    -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,100.70         $5.21

   Hypothetical (5% return before expenses)        1,000.00          1,019.78          5.02

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                            25%
Consumer Discretionary                            16
Industrials                                       16
Health Care                                       15
Financials                                        12
Energy                                             9
Telecommunication Services                         3
Other                                              4

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--94.6%

AEROSPACE & DEFENSE--2.4%
   BE Aerospace, Inc.(b) ..................................           14,350    $      328,041
   Esterline Technologies Corp.(b) ........................            7,400           307,766
                                                                                --------------
                                                                                       635,807
                                                                                --------------
AIRLINES--0.9%
   AirTran Holdings, Inc.(b) ..............................           15,850           235,531
                                                                                --------------
APPAREL RETAIL--3.5%
   Aeropostale, Inc.(b) ...................................            8,150           235,453
   AnnTaylor Stores Corp.(b) ..............................            4,200           182,196
   DSW, Inc. Class A(b) ...................................            7,200           262,224
   Gymboree Corp. (The)(b) ................................            7,450           258,962
                                                                                --------------
                                                                                       938,835
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
   Phillips-Van Heusen Corp. ..............................            9,100           347,256
                                                                                --------------
APPLICATION SOFTWARE--4.0%
   Omniture, Inc.(b) ......................................           18,450           134,501
   Open Solutions, Inc.(b) ................................           12,100           321,981
   Quest Software, Inc.(b) ................................           14,635           205,475
   Synchronoss Technologies, Inc.(b) ......................           24,450           212,226
   TIBCO Software, Inc.(b) ................................           29,200           205,860
                                                                                --------------
                                                                                     1,080,043
                                                                                --------------
AUTO PARTS & EQUIPMENT--2.1%
   LKQ Corp.(b) ...........................................           15,000           285,000
   Tenneco, Inc.(b) .......................................           10,500           273,000
                                                                                --------------
                                                                                       558,000
                                                                                --------------
BIOTECHNOLOGY--5.5%
   Cubist Pharmaceuticals, Inc.(b) ........................            6,350           159,893
   Human Genome Sciences, Inc.(b) .........................           21,500           230,050
   Keryx Biopharmaceuticals, Inc.(b) ......................           11,550           164,010
   Myogen, Inc.(b) ........................................            7,750           224,750
   Onyx Pharmaceuticals, Inc.(b) ..........................           11,250           189,337
   Theravance, Inc.(b) ....................................            9,600           219,648
   United Therapeutics Corp.(b) ...........................            4,700           271,519
                                                                                --------------
                                                                                     1,459,207
                                                                                --------------
CASINOS & GAMING--1.2%
   WMS Industries, Inc.(b) ................................           11,500           314,985
                                                                                --------------
COMMUNICATIONS EQUIPMENT--1.6%
   Polycom, Inc.(b) .......................................           11,950           261,944
   Powerwave Technologies, Inc.(b) ........................           18,500           168,720
                                                                                --------------
                                                                                       430,664
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
COMPUTER STORAGE & PERIPHERALS--0.7%
   Mobility Electronics, Inc.(b) ..........................           25,650    $      186,219
                                                                                --------------
CONSTRUCTION & ENGINEERING--2.0%
   URS Corp.(b) ...........................................            7,250           304,500
   William Scotsman International, Inc.(b) ................           10,050           219,492
                                                                                --------------
                                                                                       523,992
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
   Bucyrus International, Inc. Class A ....................            6,375           321,938
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--3.7%
   Gevity HR, Inc. ........................................           11,850           314,617
   VeriFone Holdings, Inc.(b) .............................           11,150           339,852
   Wright Express Corp.(b) ................................           11,750           337,695
                                                                                --------------
                                                                                       992,164
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.9%
   CoStar Group, Inc.(b) ..................................            3,800           227,354
   FTI Consulting, Inc.(b) ................................           11,350           303,839
   Navigant Consulting, Inc.(b) ...........................           10,150           229,898
                                                                                --------------
                                                                                       761,091
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.8%
   Multi-Fineline Electronix, Inc.(b) .....................            6,500           215,735
                                                                                --------------
FOOTWEAR--1.0%
   Deckers Outdoor Corp.(b) ...............................            6,950           267,992
                                                                                --------------
HEALTH CARE EQUIPMENT--2.2%
   ArthroCare Corp.(b) ....................................            6,700           281,467
   Hologic, Inc.(b) .......................................            6,300           310,968
                                                                                --------------
                                                                                       592,435
                                                                                --------------
HEALTH CARE FACILITIES--2.4%
   Psychiatric Solutions, Inc.(b) .........................           11,300           323,858
   Sunrise Senior Living, Inc.(b) .........................            4,600           127,190
   VCA Antech, Inc.(b) ....................................            6,150           196,369
                                                                                --------------
                                                                                       647,417
                                                                                --------------
HEALTH CARE SERVICES--0.6%
   Gentiva Health Services, Inc.(b) .......................            9,950           159,499
                                                                                --------------
HEALTH CARE SUPPLIES--1.1%
   Haemonetics Corp.(b) ...................................            6,400           297,664
                                                                                --------------
HEALTH CARE TECHNOLOGY--1.1%
   Allscripts Healthcare Solutions, Inc.(b) ...............           16,600           291,330
                                                                                --------------

                        See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
INDUSTRIAL MACHINERY--4.5%
   Actuant Corp. Class A ..................................            5,250    $      262,237
   ESCO Technologies, Inc.(b) .............................            5,400           288,630
   Gardner Denver, Inc.(b) ................................            9,600           369,600
   RBC Bearings, Inc.(b) ..................................           12,050           273,535
                                                                                --------------
                                                                                     1,194,002
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.3%
   NeuStar, Inc. Class A(b) ...............................           10,450           352,688
                                                                                --------------
INTERNET RETAIL--1.1%
   Priceline.com, Inc.(b) .................................           10,050           300,093
                                                                                --------------
INTERNET SOFTWARE & SERVICES--4.2%
   Autobytel, Inc.(b)(d) ..................................            3,757            13,262
   DealerTrack Holdings, Inc.(b) ..........................           13,905           307,440
   InterNAP Network Services Corp.(b) .....................          139,550           146,527
   Jupitermedia Corp.(b) ..................................           19,250           250,250
   Openwave Systems, Inc.(b) ..............................           13,700           158,098
   WebEx Communications, Inc.(b) ..........................            6,900           245,226
                                                                                --------------
                                                                                     1,120,803
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--2.0%
   GFI Group, Inc.(b) .....................................            5,400           291,330
   Greenhill & Co., Inc. ..................................            4,050           246,078
                                                                                --------------
                                                                                       537,408
                                                                                --------------
IT CONSULTING & OTHER SERVICES--1.6%
   SI International, Inc.(b) ..............................            7,550           231,483
   SRA International, Inc. Class A(b) .....................            7,600           202,388
                                                                                --------------
                                                                                       433,871
                                                                                --------------
LEISURE FACILITIES--1.1%
   Life Time Fitness, Inc.(b) .............................            6,400           296,128
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--2.3%
   Illumina, Inc.(b) ......................................           10,350           306,981
   Ventana Medical Systems, Inc.(b) .......................            6,300           297,234
                                                                                --------------
                                                                                       604,215
                                                                                --------------
MANAGED HEALTH CARE--2.2%
   Sierra Health Services, Inc.(b) ........................            7,100           319,713
   WellCare Health Plans, Inc.(b) .........................            5,700           279,585
                                                                                --------------
                                                                                       599,298
                                                                                --------------
MOVIES & ENTERTAINMENT--1.0%
   World Wrestling Entertainment, Inc. ....................           16,450           277,841
                                                                                --------------
OFFICE SERVICES & SUPPLIES--1.3%
   American Reprographics Co.(b) ..........................            9,350           338,938
                                                                                --------------
OIL & GAS DRILLING--1.8%
   Grey Wolf, Inc.(b) .....................................           28,650           220,605
   TODCO Class A ..........................................            6,150           251,228
                                                                                --------------
                                                                                       471,833
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--2.6%
   Dril-Quip, Inc.(b) .....................................            4,400           362,736
   Veritas DGC, Inc.(b) ...................................            6,500           335,270
                                                                                --------------
                                                                                       698,006
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
   Carrizo Oil and Gas, Inc.(b) ...........................            5,000           156,550
                                                                                --------------
OIL & GAS REFINING & MARKETING--2.2%
   Giant Industries, Inc.(b) ..............................            4,700           312,785
   Holly Corp. ............................................            5,800           279,560
                                                                                --------------
                                                                                       592,345
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
PACKAGED FOODS & MEATS--1.2%
   Hain Celestial Group, Inc. (The)(b) ....................           11,900    $      306,544
                                                                                --------------
PHARMACEUTICALS--1.0%
   Adams Respiratory Therapeutics, Inc.(b) ................            6,100           272,182
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--1.1%
   Ohio Casualty Corp. ....................................            9,800           291,354
                                                                                --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
   Jones Lang LaSalle, Inc. ...............................            3,200           280,160
                                                                                --------------
REGIONAL BANKS--2.7%
   Boston Private Financial Holdings, Inc. ................            7,250           202,275
   Signature Bank(b) ......................................            8,250           267,135
   Wintrust Financial Corp. ...............................            5,050           256,792
                                                                                --------------
                                                                                       726,202
                                                                                --------------
RESTAURANTS--1.9%
   Applebee's International, Inc. .........................            8,180           157,220
   McCormick & Schmick's Seafood Restaurants, Inc.(b) .....           14,300           340,340
                                                                                --------------
                                                                                       497,560
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--3.1%
   ATMI, Inc.(b) ..........................................           10,950           269,589
   FormFactor, Inc.(b) ....................................            7,450           332,493
   Tessera Technologies, Inc.(b) ..........................            8,650           237,875
                                                                                --------------
                                                                                       839,957
                                                                                --------------
SEMICONDUCTORS--4.4%
   Atheros Communications(b) ..............................           11,500           218,040
   Microsemi Corp.(b) .....................................           12,100           294,998
   NetLogic Microsystems, Inc.(b) .........................            6,450           208,012
   SiRF Technology Holdings, Inc.(b) ......................            7,150           230,373
   Trident Microsystems, Inc.(b) ..........................           11,250           213,525
                                                                                --------------
                                                                                     1,164,948
                                                                                --------------
SPECIALIZED FINANCE--0.8%
   International Securities Exchange, Inc. ................            5,500           209,385
                                                                                --------------
SPECIALTY CHEMICALS--0.9%
   Zoltek Companies, Inc.(b) ..............................            8,300           248,087
                                                                                --------------
SYSTEMS SOFTWARE--0.7%
   Secure Computing Corp.(b) ..............................           22,300           191,780
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--1.1%
   Flagstar Bancorp, Inc. .................................           19,050           304,038
                                                                                --------------
TRUCKING--1.1%
   Landstar System, Inc. ..................................            6,050           285,742
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
   SBA Communications Corp. Class A(b) ....................           14,950           390,793
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $20,750,363) ...........................................        25,240,555
                                                                                --------------
FOREIGN COMMON STOCKS(c)--4.6%

ADVERTISING--1.1%
   Focus Media Holding Ltd. (China)(b) ....................            4,350           283,446
                                                                                --------------
COAL & CONSUMABLE FUELS--0.9%
   Paladin Resources Ltd. (Australia)(b) ..................           81,350           248,931
                                                                                --------------
DIVERSIFIED METALS & MINING--0.9%
   Breakwater Resources, Ltd. (Canada)(b) .................          207,050           231,896
                                                                                --------------
HOTELS, RESORTS & CRUISE LINES--0.8%
   Orient-Express Hotel Ltd. Class A (Bermuda) ............            5,750           223,330
                                                                                --------------

                        See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
   Petrobank Energy and Resources Ltd. (Canada)(b) ........           18,700    $      254,881
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,016,555) ............................................         1,242,484
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--99.2%
   (Identified Cost $21,766,918) ...........................................        26,483,039
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
SHORT-TERM INVESTMENTS--1.5%

FEDERAL AGENCY SECURITIES(e)--1.5%
   FHLB 5.11%, 7/12/06 ....................................   $          200           199,688
   FHLB 5.13%, 7/19/06 ....................................              100            99,743
   FNMA 5.12%, 7/24/06 ....................................              100            99,673
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $399,104) ..............................................           399,104
                                                                                --------------
TOTAL INVESTMENTS--100.7%
   (Identified cost $22,166,022) ...........................................        26,882,143(a)
   Other assets and liabilities, net--(0.7)% ...............................          (192,608)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   26,689,535
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,352,083 and gross depreciation of $667,248 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $22,197,308.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid and restricted security. At June 30, 2006, this security amounted to a value of $13,262 or 0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(e)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $22,166,022) ..........................         $   26,882,143
Cash ..................................................................................                 20,692
Receivables
     Investment securities sold .......................................................                311,745
     Fund shares sold .................................................................                 12,952
     Dividends ........................................................................                  4,412
Trustee retainer ......................................................................                    397
Prepaid expenses ......................................................................                     14
                                                                                                --------------
     Total assets .....................................................................             27,232,355
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                483,908
   Fund shares repurchased ............................................................                  1,413
   Investment advisory fee ............................................................                 19,347
   Financial agent fee ................................................................                  5,596
   Administration fee .................................................................                  1,396
   Other accrued expenses .............................................................                 31,160
                                                                                                --------------
     Total liabilities ................................................................                542,820
                                                                                                --------------
NET ASSETS ............................................................................         $   26,689,535
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   20,948,822
   Accumulated net investment loss ....................................................                (85,778)
   Accumulated net realized gain ......................................................              1,110,370
   Net unrealized appreciation ........................................................              4,716,121
                                                                                                --------------
NET ASSETS ............................................................................         $   26,689,535
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              1,552,855
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        17.19
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       29,023
   Interest ...........................................................................                 17,861
                                                                                                --------------
     Total investment income ..........................................................                 46,884
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                112,763
   Financial agent fee ................................................................                 24,522
   Administration fee .................................................................                  8,623
   Professional .......................................................................                 15,701
   Trustees ...........................................................................                  7,856
   Custodian ..........................................................................                  7,260
   Printing ...........................................................................                  4,662
   Miscellaneous ......................................................................                  5,273
                                                                                                --------------
     Total expenses ...................................................................                186,660
   Less expenses reimbursed by investment advisor .....................................                (52,867)
   Custodian fees paid indirectly .....................................................                 (1,131)
                                                                                                --------------
     Net expenses .....................................................................                132,662
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                (85,778)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              1,406,751
   Net change in unrealized appreciation (depreciation) on investments ................                945,655
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              2,352,406
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    2,266,628
                                                                                                ==============

                        See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED        YEAR ENDED
                                                                                 JUNE 30, 2006   DECEMBER 31,
                                                                                  (UNAUDITED)        2005
                                                                                 -------------   -------------
FROM OPERATIONS
   Net investment income (loss) ...............................................  $     (85,778)  $    (112,238)
   Net realized gain (loss) ...................................................      1,406,751       2,712,881
   Net change in unrealized appreciation (depreciation) .......................        945,655         618,705
                                                                                 -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      2,266,628       3,219,348
                                                                                 -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ..............................................             --        (904,889)
   Net realized long-term gains ...............................................             --      (1,017,830)
                                                                                 -------------   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..................             --      (1,922,719)
                                                                                 -------------   -------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (252,418 and 189,891 shares, respectively) ...      4,376,796       2,821,199
   Net asset value of shares issued from reinvestment of distributions
     (0 and 122,568 shares, respectively) .....................................             --       1,922,719
   Cost of shares repurchased (183,972 and 156,954 shares, respectively) ......     (3,131,727)     (2,423,568)
                                                                                 -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..................      1,245,069       2,320,350
                                                                                 -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ......................................      3,511,697       3,616,979

NET ASSETS
   Beginning of period ........................................................     23,177,838      19,560,859
                                                                                 -------------   -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(85,778) AND $0, RESPECTIVELY] .................  $  26,689,535   $  23,177,838
                                                                                 =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             SIX MONTHS                                                 FROM INCEPTION
                                                ENDED                  YEAR ENDED DECEMBER 31,          AUGUST 12, 2002
                                            JUNE 30, 2006       -------------------------------------   TO DECEMBER 31,
                                             (UNAUDITED)          2005           2004         2003           2002
                                            -------------       ---------      ---------    ---------   ---------------
Net asset value, beginning of period .....    $    15.61        $   14.72      $   14.64    $   10.08     $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) .......         (0.06)           (0.08)         (0.11)       (0.10)         (0.02)
   Net realized and unrealized gain (loss)          1.64             2.38           0.42         5.49           0.10
                                              ----------        ---------      ---------    ---------     ----------
     TOTAL FROM INVESTMENT OPERATIONS ....          1.58             2.30           0.31         5.39           0.08
                                              ----------        ---------      ---------    ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains .            --            (1.41)         (0.23)       (0.83)            --
                                              ----------        ---------      ---------    ---------     ----------
     TOTAL DISTRIBUTIONS .................            --            (1.41)         (0.23)       (0.83)            --
                                              ----------        ---------      ---------    ---------     ----------
CHANGE IN NET ASSET VALUE ................          1.58             0.89           0.08         4.56           0.08
                                              ----------        ---------      ---------    ---------     ----------
NET ASSET VALUE, END OF PERIOD ...........    $    17.19        $   15.61      $   14.72    $   14.64     $    10.08
                                              ==========        =========      =========    =========     ==========
Total return .............................         10.07%(3)        15.64%          2.12%       53.38%          0.85%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .    $   26,690        $  23,178      $  19,561    $  13,026     $    1,972

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................          1.00%(2)         1.00%          1.00%        1.00%          1.00%(2)
   Gross operating expenses ..............          1.40%(2)         1.65%          1.74%        3.49%          9.33%(2)
   Net investment income (loss) ..........         (0.65)%(2)       (0.54)%        (0.75)%      (0.75)%        (0.62)%(2)
Portfolio turnover .......................            46%(3)          182%           200%         180%            62%(3)

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Alliance/Bernstein Enhanced Index Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
         ALLIANCE/BERNSTEIN ENHANCED            ACCOUNT VALUE     ACCOUNT VALUE       DURING
                 INDEX SERIES                 DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,013.00         $3.24

   Hypothetical (5% return before expenses)        1,000.00          1,021.54          3.26

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.65%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        22%
Information Technology                            15
Industrials                                       12
Health Care                                       12
Consumer Discretionary                            11
Energy                                            10
Consumer Staples                                   9
Other                                              9

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--96.9%

ADVERTISING--0.1%
   Interpublic Group of Cos., Inc. (The)(b) ...............            8,900    $       74,315
                                                                                --------------
AEROSPACE & DEFENSE--2.6%
   Boeing Co. (The) .......................................           12,200           999,302
   General Dynamics Corp. .................................            6,500           425,490
   Northrop Grumman Corp. .................................            5,500           352,330
   Rockwell Collins, Inc. .................................           10,400           581,048
   United Technologies Corp. ..............................            3,100           196,602
                                                                                --------------
                                                                                     2,554,772
                                                                                --------------
AGRICULTURAL PRODUCTS--0.2%
   Archer-Daniels-Midland Co. .............................            5,000           206,400
                                                                                --------------
AIR FREIGHT & LOGISTICS--1.2%
   United Parcel Service, Inc. Class B ....................           14,400         1,185,552
                                                                                --------------
ALUMINUM--0.3%
   Alcoa, Inc. ............................................            7,725           249,981
                                                                                --------------
APPAREL RETAIL--0.7%
   Limited Brands, Inc. ...................................           13,600           348,024
   TJX Cos., Inc. (The) ...................................           14,000           320,040
                                                                                --------------
                                                                                       668,064
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
   VF Corp. ...............................................            4,000           271,680
                                                                                --------------
APPLICATION SOFTWARE--0.1%
   BEA Systems, Inc.(b) ...................................            9,200           120,428
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.0%
   Franklin Resources, Inc. ...............................            3,100           269,111
   Janus Capital Group, Inc. ..............................           27,000           483,300
   Legg Mason, Inc. .......................................            2,100           208,992
                                                                                --------------
                                                                                       961,403
                                                                                --------------
AUTO PARTS & EQUIPMENT--0.3%
   BorgWarner, Inc. .......................................            2,700           175,770
   Lear Corp. .............................................            5,700           126,597
                                                                                --------------
                                                                                       302,367
                                                                                --------------
AUTOMOBILE MANUFACTURERS--0.5%
   Ford Motor Co. .........................................            9,800            67,914
   General Motors Corp. ...................................           14,200           423,018
                                                                                --------------
                                                                                       490,932
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
BIOTECHNOLOGY--2.4%
   Amgen, Inc.(b) .........................................           15,700    $    1,024,111
   Genentech, Inc.(b) .....................................            2,500           204,500
   Gilead Sciences, Inc.(b) ...............................           11,200           662,592
   MedImmune, Inc.(b) .....................................           16,100           436,310
                                                                                --------------
                                                                                     2,327,513
                                                                                --------------
BROADCASTING & CABLE TV--1.2%
   CBS Corp. Class B ......................................           17,800           481,490
   Comcast Corp. Class A(b) ...............................           20,400           667,896
                                                                                --------------
                                                                                     1,149,386
                                                                                --------------
BUILDING PRODUCTS--0.5%
   American Standard Cos., Inc. ...........................            7,400           320,198
   Masco Corp. ............................................            6,600           195,624
                                                                                --------------
                                                                                       515,822
                                                                                --------------
COMMERCIAL PRINTING--0.2%
   Donnelley (R.R.) & Sons Co. ............................            6,100           194,895
                                                                                --------------
COMMODITY CHEMICALS--0.0%
   Tronox, Inc. Class B ...................................              423             5,571
                                                                                --------------
COMMUNICATIONS EQUIPMENT--2.9%
   ADC Telecommunications, Inc.(b) ........................            4,285            72,245
   Cisco Systems, Inc.(b) .................................           36,675           716,263
   Corning, Inc.(b) .......................................           22,800           551,532
   Motorola, Inc. .........................................           23,600           475,540
   Qualcomm, Inc. .........................................           21,700           869,519
   Tellabs, Inc.(b) .......................................           12,000           159,720
                                                                                --------------
                                                                                     2,844,819
                                                                                --------------
COMPUTER HARDWARE--3.3%
   Apple Computer, Inc.(b) ................................           11,900           679,728
   Dell, Inc.(b) ..........................................            8,500           207,485
   Hewlett-Packard Co. ....................................           34,400         1,089,792
   International Business Machines Corp. ..................           16,200         1,244,484
                                                                                --------------
                                                                                     3,221,489
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--0.5%
   EMC Corp.(b) ...........................................           19,500           213,915
   Network Appliance, Inc.(b) .............................            8,800           310,640
                                                                                --------------
                                                                                       524,555
                                                                                --------------
CONSUMER FINANCE--0.9%
   American Express Co. ...................................           16,950           902,079
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
   Electronic Data Systems Corp. ..........................           12,000    $      288,720
                                                                                --------------
DEPARTMENT STORES--0.4%
   Kohl's Corp.(b) ........................................            7,300           431,576
                                                                                --------------
DIVERSIFIED BANKS--1.9%
   Comerica, Inc. .........................................            6,100           317,139
   U.S. Bancorp ...........................................           12,200           376,736
   Wachovia Corp. .........................................            9,415           509,163
   Wells Fargo & Co. ......................................           10,200           684,216
                                                                                --------------
                                                                                     1,887,254
                                                                                --------------
DIVERSIFIED CHEMICALS--0.9%
   Dow Chemical Co. (The) .................................            4,600           179,538
   Du Pont (E.I.) de Nemours & Co. ........................            8,500           353,600
   PPG Industries, Inc. ...................................            5,100           336,600
                                                                                --------------
                                                                                       869,738
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   Cendant Corp. ..........................................            9,500           154,755
                                                                                --------------
DRUG RETAIL--0.6%
   Walgreen Co. ...........................................           13,700           614,308
                                                                                --------------
EDUCATION SERVICES--0.4%
   Apollo Group, Inc. Class A(b) ..........................            3,700           191,179
   Strayer Education, Inc. ................................            1,900           184,528
                                                                                --------------
                                                                                       375,707
                                                                                --------------
ELECTRIC UTILITIES--1.5%
   American Electric Power Co., Inc. ......................            7,400           253,450
   Entergy Corp. ..........................................            5,200           367,900
   Exelon Corp. ...........................................            7,000           397,810
   Pinnacle West Capital Corp. ............................            3,000           119,730
   Progress Energy, Inc. ..................................            7,100           304,377
                                                                                --------------
                                                                                     1,443,267
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
   Cooper Industries Ltd. Class A .........................            4,200           390,264
   Emerson Electric Co. ...................................            3,500           293,335
   Hubbell, Inc. Class B ..................................            3,800           181,070
                                                                                --------------
                                                                                       864,669
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
   Vishay Intertechnology, Inc.(b) ........................            5,500            86,515
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.2%
   Sanmina-SCI Corp.(b) ...................................           20,000            92,000
   Solectron Corp.(b) .....................................           40,100           137,142
                                                                                --------------
                                                                                       229,142
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
   Waste Management, Inc. .................................            6,000           215,280
                                                                                --------------
FOOD RETAIL--1.2%
   Kroger Co. (The) .......................................            3,100            67,766
   Safeway, Inc. ..........................................           10,000           260,000
   SUPERVALU, Inc. ........................................            9,720           298,392
   Whole Foods Market, Inc. ...............................            7,900           510,656
                                                                                --------------
                                                                                     1,136,814
                                                                                --------------
FOREST PRODUCTS--0.2%
   Weyerhaeuser Co. .......................................            2,900           180,525
                                                                                --------------
GENERAL MERCHANDISE STORES--0.8%
   Target Corp. ...........................................           15,050           735,493
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.1%
   McKesson Corp. .........................................            1,800            85,104
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
HEALTH CARE EQUIPMENT--0.7%
   Baxter International, Inc. .............................            3,900    $      143,364
   Becton, Dickinson & Co. ................................            6,500           397,345
   Medtronic, Inc. ........................................            3,400           159,528
                                                                                --------------
                                                                                       700,237
                                                                                --------------
HEALTH CARE FACILITIES--0.4%
   HCA, Inc. ..............................................            6,400           276,160
   Tenet Healthcare Corp.(b) ..............................           21,000           146,580
                                                                                --------------
                                                                                       422,740
                                                                                --------------
HEALTH CARE SERVICES--0.7%
   Caremark Rx, Inc. ......................................           12,900           643,323
                                                                                --------------
HOME ENTERTAINMENT SOFTWARE--0.4%
   Electronic Arts, Inc.(b) ...............................           10,000           430,400
                                                                                --------------
HOME IMPROVEMENT RETAIL--2.0%
   Home Depot, Inc. (The) .................................           29,700         1,062,963
   Lowe's Cos., Inc. ......................................           13,900           843,313
                                                                                --------------
                                                                                     1,906,276
                                                                                --------------
HOMEBUILDING--0.1%
   Pulte Homes, Inc. ......................................            4,200           120,918
                                                                                --------------
HOMEFURNISHING RETAIL--0.1%
   Williams-Sonoma, Inc. ..................................            3,800           129,390
                                                                                --------------
HOUSEHOLD PRODUCTS--2.7%
   Colgate-Palmolive Co. ..................................            7,100           425,290
   Kimberly-Clark Corp. ...................................            3,700           228,290
   Procter & Gamble Co. (The) .............................           35,495         1,973,522
                                                                                --------------
                                                                                     2,627,102
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--0.8%
   Wal-Mart Stores, Inc. ..................................           16,300           785,171
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
   Constellation Energy Group, Inc. .......................            3,500           190,820
                                                                                --------------
INDUSTRIAL CONGLOMERATES--3.9%
   3M Co. .................................................            2,500           201,925
   General Electric Co. ...................................           99,600         3,282,816
   Textron, Inc. ..........................................            2,800           258,104
                                                                                --------------
                                                                                     3,742,845
                                                                                --------------
INDUSTRIAL MACHINERY--0.6%
   Eaton Corp. ............................................            5,200           392,080
   Parker-Hannifin Corp. ..................................            1,800           139,680
                                                                                --------------
                                                                                       531,760
                                                                                --------------
INTEGRATED OIL & GAS--6.5%
   Chevron Corp. ..........................................           14,400           893,664
   ConocoPhillips .........................................            8,600           563,558
   Exxon Mobil Corp. ......................................           57,900         3,552,165
   Hess Corp. .............................................            6,450           340,882
   Marathon Oil Corp. .....................................            6,300           524,790
   Occidental Petroleum Corp. .............................            3,800           389,690
                                                                                --------------
                                                                                     6,264,749
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.9%
   AT&T, Inc. .............................................           32,000           892,480
   BellSouth Corp. ........................................           22,800           825,360
   Embarq Corp.(b) ........................................            1,822            74,684
   Verizon Communications, Inc. ...........................           30,300         1,014,747
                                                                                --------------
                                                                                     2,807,271
                                                                                --------------
INTERNET SOFTWARE & SERVICES--1.8%
   eBay, Inc.(b) ..........................................           18,600           544,794
   Google, Inc. Class A(b) ................................            2,900         1,216,057
                                                                                --------------
                                                                                     1,760,851
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
INVESTMENT BANKING & BROKERAGE--2.2%
   Goldman Sachs Group, Inc. (The) ........................            1,700    $      255,731
   Lehman Brothers Holdings, Inc. .........................            5,800           377,870
   Merrill Lynch & Co., Inc. ..............................           14,200           987,752
   Morgan Stanley .........................................            8,100           512,001
                                                                                --------------
                                                                                     2,133,354
                                                                                --------------
LIFE & HEALTH INSURANCE--1.0%
   Lincoln National Corp. .................................            7,000           395,080
   MetLife, Inc. ..........................................            6,600           337,986
   UnumProvident Corp. ....................................           11,000           199,430
                                                                                --------------
                                                                                       932,496
                                                                                --------------
MANAGED HEALTH CARE--1.0%
   UnitedHealth Group, Inc. ...............................           19,600           877,688
   WellPoint, Inc.(b) .....................................            1,400           101,878
                                                                                --------------
                                                                                       979,566
                                                                                --------------
MOVIES & ENTERTAINMENT--1.9%
   Time Warner, Inc. ......................................           60,600         1,048,380
   Viacom, Inc. Class B(b) ................................            6,600           236,544
   Walt Disney Co. (The) ..................................           17,200           516,000
                                                                                --------------
                                                                                     1,800,924
                                                                                --------------
MULTI-LINE INSURANCE--2.6%
   American International Group, Inc. .....................           28,400         1,677,020
   Hartford Financial Services Group, Inc. (The) ..........            3,900           329,940
   Loews Corp. ............................................           15,600           553,020
                                                                                --------------
                                                                                     2,559,980
                                                                                --------------
MULTI-UTILITIES--1.1%
   Ameren Corp. ...........................................            2,300           116,150
   CMS Energy Corp.(b) ....................................           11,700           151,398
   Dominion Resources, Inc. ...............................            3,200           239,328
   DTE Energy Co. .........................................            6,000           244,440
   Wisconsin Energy Corp. .................................            2,800           112,840
   Xcel Energy, Inc. ......................................           10,500           201,390
                                                                                --------------
                                                                                     1,065,546
                                                                                --------------
OFFICE SERVICES & SUPPLIES--0.1%
   Pitney Bowes, Inc. .....................................            2,600           107,380
                                                                                --------------
OIL & GAS DRILLING--0.7%
   Diamond Offshore Drilling, Inc. ........................            2,800           235,004
   GlobalSantaFe Corp. ....................................            3,250           187,688
   Transocean, Inc.(b) ....................................            2,900           232,928
                                                                                --------------
                                                                                       655,620
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--1.3%
   Baker Hughes, Inc. .....................................            5,200           425,620
   Halliburton Co. ........................................            3,600           267,156
   Schlumberger Ltd. ......................................            8,000           520,880
                                                                                --------------
                                                                                     1,213,656
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
   Kerr-McGee Corp. .......................................            4,200           291,270
   Noble Energy, Inc. .....................................            4,400           206,184
                                                                                --------------
                                                                                       497,454
                                                                                --------------
OIL & GAS STORAGE & TRANSPORTATION--0.1%
   El Paso Corp. ..........................................            8,400           126,000
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.5%
   Bank of America Corp. ..................................           46,346         2,229,243
   Citigroup, Inc. ........................................           50,800         2,450,592
   JPMorgan Chase & Co. ...................................           38,632         1,622,544
                                                                                --------------
                                                                                     6,302,379
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
PACKAGED FOODS & MEATS--0.2%
   ConAgra Foods, Inc. ....................................            5,100    $      112,761
   Sara Lee Corp. .........................................            6,200            99,324
                                                                                --------------
                                                                                       212,085
                                                                                --------------
PAPER PACKAGING--0.3%
   Smurfit-Stone Container Corp.(b) .......................           12,800           140,032
   Sonoco Products Co. ....................................            6,000           189,900
                                                                                --------------
                                                                                       329,932
                                                                                --------------
PHARMACEUTICALS--6.2%
   Abbott Laboratories ....................................           14,700           641,067
   Bristol-Myers Squibb Co. ...............................            3,190            82,493
   Johnson & Johnson ......................................           20,000         1,198,400
   Lilly (Eli) & Co. ......................................           17,950           992,097
   Merck & Co., Inc. ......................................           25,700           936,251
   Pfizer, Inc. ...........................................           64,640         1,517,101
   Wyeth ..................................................           15,600           692,796
                                                                                --------------
                                                                                     6,060,205
                                                                                --------------
PHOTOGRAPHIC PRODUCTS--0.2%
   Eastman Kodak Co. ......................................           10,050           238,989
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--1.0%
   Axis Capital Holdings Ltd. .............................            6,600           188,826
   Chubb Corp. (The) ......................................            5,200           259,480
   St. Paul Travelers Cos., Inc. (The) ....................           10,601           472,593
                                                                                --------------
                                                                                       920,899
                                                                                --------------
PUBLISHING & PRINTING--0.1%
   Gannett Co., Inc. ......................................              900            50,337
                                                                                --------------
RAILROADS--0.8%
   CSX Corp. ..............................................            7,300           514,212
   Norfolk Southern Corp. .................................            5,000           266,100
                                                                                --------------
                                                                                       780,312
                                                                                --------------
REGIONAL BANKS--2.2%
   AmSouth Bancorp ........................................            5,600           148,120
   BB&T Corp. .............................................            5,200           216,268
   Commerce Bancorp, Inc. .................................            7,100           253,257
   Huntington Bancshares, Inc. ............................            6,300           148,554
   KeyCorp ................................................            8,100           289,008
   National City Corp. ....................................           14,700           531,993
   North Fork Bancorporation, Inc. ........................            4,900           147,833
   PNC Financial Services Group, Inc. (The) ...............            1,500           105,255
   SunTrust Banks, Inc. ...................................            3,900           297,414
                                                                                --------------
                                                                                     2,137,702
                                                                                --------------
RESTAURANTS--1.6%
   McDonald's Corp. .......................................           21,900           735,840
   Starbucks Corp.(b) .....................................           19,500           736,320
   Yum! Brands, Inc. ......................................            2,300           115,621
                                                                                --------------
                                                                                     1,587,781
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--0.2%
   Applied Materials, Inc. ................................           12,000           195,360
                                                                                --------------
SEMICONDUCTORS--2.3%
   Advanced Micro Devices, Inc.(b) ........................           11,700           285,714
   Agere Systems, Inc.(b) .................................           12,300           180,810
   Broadcom Corp. Class A(b) ..............................           13,575           407,929
   Intel Corp. ............................................           32,175           609,716
   NVIDIA Corp.(b) ........................................           24,100           513,089
   Texas Instruments, Inc. ................................            6,250           189,312
                                                                                --------------
                                                                                     2,186,570
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
SOFT DRINKS--1.5%
   Coca-Cola Co. (The) ....................................           20,200    $      869,004
   Coca-Cola Enterprises, Inc. ............................            3,800            77,406
   PepsiCo, Inc. ..........................................            9,000           540,360
                                                                                --------------
                                                                                     1,486,770
                                                                                --------------
SPECIALTY CHEMICALS--0.2%
   Lubrizol Corp. (The) ...................................            5,100           203,235
                                                                                --------------
SPECIALTY STORES--0.2%
   Office Depot, Inc.(b) ..................................            6,100           231,800
                                                                                --------------
STEEL--0.3%
   United States Steel Corp. ..............................            4,600           322,552
                                                                                --------------
SYSTEMS SOFTWARE--2.4%
   Microsoft Corp. ........................................           94,600         2,204,180
   Oracle Corp.(b) ........................................            7,600           110,124
                                                                                --------------
                                                                                     2,314,304
                                                                                --------------
TECHNOLOGY DISTRIBUTORS--0.4%
   Arrow Electronics, Inc.(b) .............................            4,400           141,680
   Avnet, Inc.(b) .........................................            7,400           148,148
   Tech Data Corp.(b) .....................................            2,800           107,268
                                                                                --------------
                                                                                       397,096
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--1.6%
   Fannie Mae .............................................           12,450           598,845
   Freddie Mac ............................................            2,400           136,824
   Washington Mutual, Inc. ................................           17,300           788,534
                                                                                --------------
                                                                                     1,524,203
                                                                                --------------
TIRES & RUBBER--0.1%
   Cooper Tire & Rubber Co. ...............................            6,800            75,752
                                                                                --------------
TOBACCO--2.2%
   Altria Group, Inc. .....................................           22,800         1,674,204
   Reynolds American, Inc. ................................            3,700           426,610
                                                                                --------------
                                                                                     2,100,814
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
   Crown Castle International Corp.(b) ....................            6,000           207,240
   Sprint Nextel Corp. ....................................           36,456           728,755
                                                                                --------------
                                                                                       935,995
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $79,115,555) ...........................................        94,101,791
                                                                                --------------
FOREIGN COMMON STOCKS(c)--2.5%

ALUMINUM--0.1%
   Alcan, Inc. (United States) ............................            2,900           136,126
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
   Flextronics International Ltd. (Singapore)(b) ..........            7,000            74,340
                                                                                --------------
HEALTH CARE SUPPLIES--0.2%
   Alcon, Inc. (United States) ............................            1,800           177,390
                                                                                --------------
INDUSTRIAL CONGLOMERATES--0.5%
   Tyco International Ltd. (United States) ................           19,700           541,750
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
INDUSTRIAL MACHINERY--0.3%
   Ingersoll-Rand Co. Ltd. Class A (United States) ........            7,000    $      299,460
                                                                                --------------
OIL & GAS DRILLING--0.4%
   Nabors Industries Ltd. (United States)(b) ..............           10,900           368,311
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--0.7%
   ACE Ltd. (United States) ...............................            7,600           384,484
   XL Capital Ltd. Class A (United States) ................            4,500           275,850
                                                                                --------------
                                                                                       660,334
                                                                                --------------
SEMICONDUCTORS--0.2%
   Marvell Technology Group Ltd. (Japan)(b) ...............            4,120           182,640
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,913,980) ............................................         2,440,351
                                                                                --------------
RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
   Seagate Technology Tax Refund Rights(d) ................            7,900                 0
                                                                                --------------
TOTAL RIGHTS
   (Identified cost $0) ....................................................                 0
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--99.4%
   (Identified Cost $81,029,535) ...........................................        96,542,142
                                                                                --------------
SHORT-TERM INVESTMENTS--0.5%

MONEY MARKET MUTUAL FUNDS--0.5%
   SSgA Money Market Fund
     (4.73% seven day effective yield) ....................          471,705           471,705
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $471,705) ..............................................           471,705
                                                                                --------------
TOTAL INVESTMENTS--99.9%
   (Identified cost $81,501,240) ...........................................        97,013,847(a)
   Other assets and liabilities, net--0.1% .................................            52,633
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   97,066,480
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,779,213 and gross depreciation of $5,050,490 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $82,285,124.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2006, this security amounted to a value of $0 or 0% of net assets. For aquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $81,501,240) ..........................         $   97,013,847
Receivables
   Investment securities sold .........................................................                421,959
   Dividends and interest .............................................................                120,486
   Fund shares sold ...................................................................                 38,459
   Tax reclaims .......................................................................                    709
Prepaid expenses ......................................................................                     63
                                                                                                --------------
     Total assets .....................................................................             97,595,523
                                                                                                --------------
LIABILITIES
Payables
   Investment securities repurchased ..................................................                388,549
   Fund shares repurchased ............................................................                 51,425
   Printing fee .......................................................................                 35,414
   Investment advisory fee ............................................................                 12,812
   Financial agent fee ................................................................                  9,911
   Administration fee .................................................................                  5,156
   Trustees' fee ......................................................................                  2,854
   Other accrued expenses .............................................................                 22,922
                                                                                                --------------
     Total liabilities ................................................................                529,043
                                                                                                --------------
NET ASSETS ............................................................................         $   97,066,480
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  105,004,430
   Undistributed net investment income ................................................                 88,909
   Accumulated net realized loss ......................................................            (23,539,466)
   Net unrealized appreciation ........................................................             15,512,607
                                                                                                --------------
NET ASSETS ............................................................................         $   97,066,480
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              8,527,396
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        11.38
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      986,972
   Interest ...........................................................................                 14,661
   Foreign taxes withheld .............................................................                   (904)
                                                                                                --------------
     Total investment income ..........................................................              1,000,729
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                229,896
   Financial agent fee ................................................................                 47,232
   Administration fee .................................................................                 33,207
   Printing ...........................................................................                 32,197
   Professional .......................................................................                 15,478
   Custodian ..........................................................................                 12,663
   Trustees ...........................................................................                 11,211
   Miscellaneous ......................................................................                 16,357
                                                                                                --------------
     Total expenses ...................................................................                398,241
   Less expenses reimbursed by investment advisor .....................................                (66,161)
   Custodian fees paid indirectly .....................................................                     (8)
                                                                                                --------------
     Net expenses .....................................................................                332,072
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                668,657
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              1,588,571
   Net change in unrealized appreciation (depreciation) on investments ................               (771,389)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                817,182
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    1,485,839
                                                                                                ==============

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                                (UNAUDITED)          2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      668,657    $    1,362,935
   Net realized gain (loss) ................................................       1,588,571         2,505,644
   Net change in unrealized appreciation (depreciation) ....................        (771,389)          (33,457)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       1,485,839         3,835,122
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (677,980)       (1,364,442)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............        (677,980)       (1,364,442)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (85,924 and 270,859 shares,
     respectively) .........................................................         996,762         2,947,013
   Net asset value of shares issued from reinvestment of distributions
     (60,705 and 123,133 shares, respectively) .............................         677,980         1,364,442
   Cost of shares repurchased (902,844 and 1,934,278 shares,
     respectively) .........................................................     (10,474,618)      (21,352,246)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (8,799,876)      (17,040,791)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (7,992,017)      (14,570,111)

NET ASSETS
   Beginning of period .....................................................     105,058,497       119,628,608
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $88,909 AND $ 98,232, RESPECTIVELY] ................................  $   97,066,480    $  105,058,497
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006      ----------------------------------------------------------------
                                              (UNAUDITED)         2005           2004         2003         2002         2001(1)
                                             -------------      ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period ......    $    11.32       $   11.05      $   10.21    $    8.17    $   10.81     $   12.44

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ...........          0.08(2)         0.13(2)        0.15         0.10         0.08          0.09
   Net realized and unrealized gain (loss)           0.06            0.28           0.84         2.04        (2.63)        (1.57)
                                               ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS .....          0.14            0.41           0.99         2.14        (2.55)        (1.48)
                                               ----------       ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ...         (0.08)          (0.14)         (0.15)       (0.10)       (0.09)        (0.08)
   Distributions from net realized gains ..            --              --             --           --           --         (0.07)
                                               ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS ..................         (0.08)          (0.14)         (0.15)       (0.10)       (0.09)        (0.15)
                                               ----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE .................          0.06            0.27           0.84         2.04        (2.64)        (1.63)
                                               ----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ............    $    11.38       $   11.32      $   11.05    $   10.21    $    8.17     $   10.81
                                               ==========       =========      =========    =========    =========     =========
Total return ..............................          1.30%(4)        3.69%          9.84%       26.23%      (23.68)%      (11.90)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) ..    $   97,066       $ 105,058      $ 119,629    $ 110,334    $  82,978     $ 105,493

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses .................          0.65%(3)        0.65%          0.65%        0.65%        0.63%         0.55%
   Gross operating expenses ...............          0.78%(3)        0.72%          0.72%        0.72%        0.74%         0.70%
   Net investment income (loss) ...........          1.31%(3)        1.22%          1.44%        1.18%        0.91%         0.80%
Portfolio turnover ........................            11%(4)          14%            22%          52%          44%           40%

(1) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
          DUFF & PHELPS REAL ESTATE             ACCOUNT VALUE     ACCOUNT VALUE       DURING
              SECURITIES SERIES               DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,144.20         $5.43

   Hypothetical (5% return before expenses)        1,000.00          1,019.68          5.12

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.02%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Apartments                                        21%
Office                                            20
Regional Malls                                    14
Lodging/Resorts                                   12
Shopping Centers                                  10
Industrial                                         8
Self Storage                                       6
Other                                              9

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--98.5%

REAL ESTATE INVESTMENT TRUSTS--98.5%

DIVERSIFIED--4.7%
   Vornado Realty Trust ...................................           74,785    $    7,295,277
                                                                                --------------
HEALTH CARE--2.3%
   Ventas, Inc. ...........................................          104,626         3,544,729
                                                                                --------------
INDUSTRIAL/OFFICE--29.3%

INDUSTRIAL--7.5%
   AMB Property Corp. .....................................           59,641         3,014,853
   ProLogis ...............................................          164,845         8,591,721
                                                                                --------------
                                                                                    11,606,574
                                                                                --------------
MIXED--1.8%
   Digital Realty Trust, Inc. .............................           89,181         2,201,879
   Ps Business Parks, Inc. ................................           11,706           690,654
                                                                                --------------
                                                                                     2,892,533
                                                                                --------------
OFFICE--20.0%
   Alexandria Real Estate Equities, Inc. ..................           52,600         4,664,568
   Boston Properties, Inc. ................................           65,966         5,963,326
   Corporate Office Properties Trust ......................          124,696         5,247,208
   Equity Office Properties Trust .........................           10,240           373,862
   Kilroy Realty Corp. ....................................           52,118         3,765,526
   Reckson Associates Realty Corp. ........................          101,160         4,186,001
   SL Green Realty Corp. ..................................           61,115         6,690,259
                                                                                --------------
                                                                                    30,890,750
                                                                                --------------
TOTAL INDUSTRIAL/OFFICE ...................................                         45,389,857
                                                                                --------------
LODGING/RESORTS--11.7%
   DiamondRock Hospitality Co. ............................           67,754         1,003,437
   Host Marriott Corp. ....................................          379,595         8,301,743
   LaSalle Hotel Properties ...............................           61,306         2,838,468
   Strategic Hotel & Resorts, Inc. ........................          109,884         2,278,994
   Sunstone Hotel Investors, Inc. .........................          125,575         3,649,209
                                                                                --------------
                                                                                    18,071,851
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
RESIDENTIAL--20.6%

APARTMENTS--20.6%
   Apartment Investment & Management Co. Class A ..........           43,307    $    1,881,689
   Archstone-Smith Trust ..................................          117,220         5,962,981
   AvalonBay Communities, Inc. ............................           43,034         4,760,421
   Camden Property Trust ..................................           44,456         3,269,739
   Equity Residential .....................................          172,586         7,719,772
   Essex Property Trust, Inc. .............................           45,043         5,029,501
   United Dominion Realty Trust, Inc. .....................          118,302         3,313,639
                                                                                --------------
TOTAL RESIDENTIAL ..........................................................        31,937,742
                                                                                --------------
RETAIL--23.9%

REGIONAL MALLS--13.7%
   General Growth Properties, Inc. ........................          109,861         4,950,337
   Macerich Co. (The) .....................................           70,872         4,975,214
   Simon Property Group, Inc. .............................          135,538        11,241,522
                                                                                --------------
                                                                                    21,167,073
                                                                                --------------
SHOPPING CENTERS--10.2%
   Developers Diversified Realty Corp. ....................          103,131         5,381,375
   Kimco Realty Corp. .....................................          137,987         5,035,146
   Pan Pacific Retail Properties, Inc. ....................           37,783         2,621,007
   Regency Centers Corp. ..................................           44,397         2,759,273
                                                                                --------------
                                                                                    15,796,801
                                                                                --------------
TOTAL RETAIL ...............................................................        36,963,874
                                                                                --------------
SELF STORAGE--6.0%
   Extra Space Storage, Inc. ..............................          160,473         2,606,081
   Public Storage, Inc. ...................................           87,080         6,609,372
                                                                                --------------
TOTAL SELF STORAGE .........................................................         9,215,453
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.5%
   (Identified Cost $91,878,531) ...........................................       152,418,783
                                                                                --------------

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)              VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(b)--1.3%
   Alpine Securitization Corp. 5.28%, 7/5/06 ..............   $        1,950    $    1,948,856
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,948,856) ............................................         1,948,856
                                                                                --------------
TOTAL INVESTMENTS--99.8%
   (Identified Cost $93,827,387) ...........................................       154,367,639(a)
   Other assets and liabilities, net--0.2% .................................           309,114
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  154,676,753
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,529,981 and gross depreciation of $27,380 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $93,865,038.

(b)   The rate shown is the discount rate.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $93,827,387) ..........................         $  154,367,639
Cash ..................................................................................                  4,389
Receivables
   Dividends ..........................................................................                558,282
   Fund shares sold ...................................................................                  2,469
Prepaid expenses ......................................................................                     79
                                                                                                --------------
     Total assets .....................................................................            154,932,858
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                 69,878
   Investment advisory fee ............................................................                 92,134
   Printing fee .......................................................................                 46,111
   Professional fee ...................................................................                 18,271
   Financial agent fee ................................................................                 12,859
   Administration fee .................................................................                  7,985
   Trustees' fee ......................................................................                  5,304
   Other accrued expenses .............................................................                  3,563
                                                                                                --------------
     Total liabilities ................................................................                256,105
                                                                                                --------------
NET ASSETS ............................................................................         $  154,676,753
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   86,969,083
   Undistributed net investment income ................................................              1,222,954
   Accumulated net realized gain ......................................................              5,944,464
   Net unrealized appreciation ........................................................             60,540,252
                                                                                                --------------
NET ASSETS ............................................................................         $  154,676,753
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              4,861,233
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        31.82
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $    2,570,919
   Interest ...........................................................................                 78,191
                                                                                                --------------
     Total investment income ..........................................................              2,649,110
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                557,648
   Financial agent fee ................................................................                 61,365
   Administration fee .................................................................                 48,329
   Printing ...........................................................................                 36,754
   Professional .......................................................................                 15,429
   Trustees ...........................................................................                 13,731
   Custodian ..........................................................................                  7,788
   Miscellaneous ......................................................................                 18,560
                                                                                                --------------
     Total expenses ...................................................................                759,604
   Less custodian fees paid indirectly ................................................                   (720)
                                                                                                --------------
     Net expenses .....................................................................                758,884
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................              1,890,226
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              5,971,125
   Net change in unrealized appreciation (depreciation) on investments ................             11,610,862
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................             17,581,987
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $   19,472,213
                                                                                                ==============

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $    1,890,226    $    2,030,270
   Net realized gain (loss) ................................................       5,971,125         7,369,413
   Net change in unrealized appreciation (depreciation) ....................      11,610,862         8,683,186
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............      19,472,213        18,082,869
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (667,272)       (2,048,966)
   Net realized short-term gains ...........................................        (349,364)         (278,381)
   Net realized long-term gains ............................................      (2,020,880)       (6,536,217)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............      (3,037,516)       (8,863,564)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (345,264 and 451,133 shares, respectively)       10,914,458        12,005,416
   Net asset value of shares issued from reinvestment of distributions
     (98,662 and 319,323 shares, respectively) .............................       3,037,516         8,863,564
   Cost of shares repurchased (419,206 and 556,092 shares, respectively) ...     (12,990,825)      (14,792,173)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............         961,149         6,076,807
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      17,395,846        15,296,112
NET ASSETS
   Beginning of period .....................................................     137,280,907       121,984,795
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $1,222,954 AND $0, RESPECTIVELY] ............................  $  154,676,753    $  137,280,907
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006      ----------------------------------------------------------------
                                              (UNAUDITED)         2005           2004         2003         2002          2001
                                             -------------      ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period ......    $    28.38       $   26.39      $   21.85    $   16.85    $   15.70     $   15.33

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ...........          0.39(2)         0.44(2)        0.56         0.64         0.63(1)       0.62
   Net realized and unrealized gain (loss)           3.69            3.46           6.87         5.67         1.26          0.37
                                               ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS .....          4.08            3.90           7.43         6.31         1.89          0.99
                                               ----------       ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ...         (0.14)          (0.44)         (0.59)       (0.66)       (0.65)        (0.62)
   Distributions from net realized gains ..         (0.50)          (1.47)         (2.30)       (0.65)       (0.09)           --
                                               ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS ..................         (0.64)          (1.91)         (2.89)       (1.31)       (0.74)        (0.62)
                                               ----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE .................          3.44            1.99           4.54         5.00         1.15          0.37
                                               ----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ............    $    31.82       $   28.38      $   26.39    $   21.85    $   16.85     $   15.70
                                               ==========       =========      =========    =========    =========     =========
Total return ..............................         14.42%(4)       15.10%         34.69%       38.27%       12.08%         6.62%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) ..    $  154,677       $ 137,281      $ 121,985    $  87,376    $  63,452     $  41,506

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses .................          1.02%(3)        1.03%          1.04%        1.07%        1.09%         1.00%
   Gross operating expenses ...............          1.02%(3)        1.03%          1.04%        1.12%        1.16%         1.32%
   Net investment income (loss) ...........          2.54%(3)        1.62%          2.39%        4.72%        3.96%         4.21%
Portfolio turnover ........................            13%(4)          26%            27%          27%          27%           37%

(1) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Growth and Income Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
      ENGEMANN GROWTH AND INCOME SERIES       DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,032.40         $4.79

   Hypothetical (5% return before expenses)        1,000.00          1,020.03          4.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        23%
Information Technology                            14
Industrials                                       12
Health Care                                       12
Consumer Discretionary                            10
Energy                                            10
Consumer Staples                                   7
Other                                             12

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--93.3%

AEROSPACE & DEFENSE--3.7%
   Boeing Co. (The) .......................................            7,600    $      622,516
   Honeywell International, Inc. ..........................           17,500           705,250
   Lockheed Martin Corp. ..................................           12,200           875,228
   Northrop Grumman Corp. .................................            8,200           525,292
   Raytheon Co. ...........................................            9,200           410,044
   United Technologies Corp. ..............................           32,200         2,042,124
                                                                                --------------
                                                                                     5,180,454
                                                                                --------------
AIR FREIGHT & LOGISTICS--0.3%
   Pacer International, Inc. ..............................            4,000           130,320
   United Parcel Service, Inc. Class B ....................            2,800           230,524
                                                                                --------------
                                                                                       360,844
                                                                                --------------
APPAREL RETAIL--0.4%
   Gap, Inc. (The) ........................................           28,700           499,380
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
   VF Corp. ...............................................            5,400           366,768
                                                                                --------------
APPLICATION SOFTWARE--0.3%
   Autodesk, Inc.(b) ......................................            3,600           124,056
   Intuit, Inc.(b) ........................................            6,000           362,340
                                                                                --------------
                                                                                       486,396
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.8%
   Bank of New York Co., Inc. (The) .......................           16,600           534,520
   Federated Investors, Inc. Class B ......................            8,900           280,350
   Franklin Resources, Inc. ...............................            5,400           468,774
   Northern Trust Corp. ...................................           13,200           729,960
   State Street Corp. .....................................            9,200           534,428
                                                                                --------------
                                                                                     2,548,032
                                                                                --------------
AUTOMOBILE MANUFACTURERS--0.2%
   Ford Motor Co. .........................................           31,300           216,909
                                                                                --------------
BROADCASTING & CABLE TV--0.3%
   CBS Corp. Class B ......................................           13,000           351,650
                                                                                --------------
BUILDING PRODUCTS--0.4%
   Masco Corp. ............................................           16,500           489,060
   USG Corp.(b) ...........................................            1,800           131,274
                                                                                --------------
                                                                                       620,334
                                                                                --------------
COAL & CONSUMABLE FUELS--0.1%
   Foundation Coal Holdings, Inc. .........................            2,600           122,018
                                                                                --------------

                                                                  SHARES             VALUE
                                                              --------------    --------------
COMMERCIAL PRINTING--0.3%
   Donnelley (R.R.) & Sons Co. ............................           13,200    $      421,740
                                                                                --------------
COMMUNICATIONS EQUIPMENT--2.8%
   Cisco Systems, Inc.(b) .................................          105,900         2,068,227
   Harris Corp. ...........................................            5,500           228,305
   Motorola, Inc. .........................................           69,500         1,400,425
   Tellabs, Inc.(b) .......................................           13,800           183,678
                                                                                --------------
                                                                                     3,880,635
                                                                                --------------
COMPUTER HARDWARE--3.5%
   Dell, Inc.(b) ..........................................           38,300           934,903
   Hewlett-Packard Co. ....................................           45,600         1,444,608
   International Business Machines Corp. ..................           31,300         2,404,466
   NCR Corp.(b) ...........................................            4,100           150,224
                                                                                --------------
                                                                                     4,934,201
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--0.2%
   Emulex Corp.(b) ........................................           16,400           266,828
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
   PACCAR, Inc. ...........................................            5,200           428,376
   Toro Co. (The) .........................................            6,700           312,890
                                                                                --------------
                                                                                       741,266
                                                                                --------------
CONSUMER FINANCE--1.1%
   American Express Co. ...................................           19,900         1,059,078
   Capital One Financial Corp. ............................            6,000           512,700
                                                                                --------------
                                                                                     1,571,778
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
   CheckFree Corp.(b) .....................................            2,200           109,032
   Computer Sciences Corp.(b) .............................            2,400           116,256
   Fiserv, Inc.(b) ........................................           13,900           630,504
                                                                                --------------
                                                                                       855,792
                                                                                --------------
DEPARTMENT STORES--2.1%
   Federated Department Stores, Inc. ......................           27,600         1,010,160
   Nordstrom, Inc. ........................................           22,100           806,650
   Penney (JC) Co., Inc. ..................................           15,800         1,066,658
                                                                                --------------
                                                                                     2,883,468
                                                                                --------------
DIVERSIFIED BANKS--2.9%
   Comerica, Inc. .........................................            6,300           327,537
   U.S. Bancorp ...........................................           14,400           444,672
   Wachovia Corp. .........................................           46,900         2,536,352
   Wells Fargo & Co. ......................................           11,300           758,004
                                                                                --------------
                                                                                     4,066,565
                                                                                --------------

                        See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
DIVERSIFIED CHEMICALS--0.5%
   Dow Chemical Co. (The) .................................           13,400    $      523,002
   PPG Industries, Inc. ...................................            1,700           112,200
                                                                                --------------
                                                                                       635,202
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   Dun & Bradstreet Corp.(b) ..............................            4,800           334,464
                                                                                --------------
DIVERSIFIED METALS & MINING--0.4%
   Freeport-McMoRan Copper & Gold, Inc.
     Class B (Indonesia) ..................................            9,800           543,018
                                                                                --------------
ELECTRIC UTILITIES--0.3%
   PPL Corp. ..............................................           11,900           384,370
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
   Emerson Electric Co. ...................................           14,500         1,215,245
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
   Sanmina-SCI Corp.(b) ...................................           43,600           200,560
                                                                                --------------
FOOD RETAIL--0.2%
   Kroger Co. (The) .......................................           13,200           288,552
                                                                                --------------
FOOTWEAR--0.4%
   Nike, Inc. Class B .....................................            7,500           607,500
                                                                                --------------
GENERAL MERCHANDISE STORES--0.1%
   Dollar General Corp. ...................................            8,200           114,636
                                                                                --------------
HEALTH CARE DISTRIBUTORS--1.0%
   Cardinal Health, Inc. ..................................            9,800           630,434
   McKesson Corp. .........................................           16,300           770,664
                                                                                --------------
                                                                                     1,401,098
                                                                                --------------
HEALTH CARE EQUIPMENT--1.2%
   Baxter International, Inc. .............................           16,100           591,836
   Becton, Dickinson & Co. ................................           16,300           996,419
   Kinetic Concepts,(b) Inc. ..............................            3,400           150,110
                                                                                --------------
                                                                                     1,738,365
                                                                                --------------
HEALTH CARE SERVICES--0.3%
   Caremark Rx, Inc. ......................................            7,600           379,012
                                                                                --------------
HEALTH CARE SUPPLIES--0.3%
   Bausch & Lomb, Inc. ....................................            8,800           431,552
                                                                                --------------
HOME IMPROVEMENT RETAIL--1.4%
   Home Depot, Inc. (The) .................................           30,800         1,102,332
   Sherwin-Williams Co. (The) .............................           17,700           840,396
                                                                                --------------
                                                                                     1,942,728
                                                                                --------------
HOUSEHOLD APPLIANCES--0.7%
   Black & Decker Corp. (The) .............................            9,800           827,708
   Whirlpool Corp. ........................................            2,400           198,360
                                                                                --------------
                                                                                     1,026,068
                                                                                --------------
HOUSEHOLD PRODUCTS--1.5%
   Colgate-Palmolive Co. ..................................           16,200           970,380
   Kimberly-Clark Corp. ...................................           19,100         1,178,470
                                                                                --------------
                                                                                     2,148,850
                                                                                --------------
HOUSEWARES & SPECIALTIES--0.4%
   Newell Rubbermaid, Inc. ................................           23,700           612,171
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
   Labor Ready, Inc.(b) ...................................            4,100            92,865
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
   Constellation Energy Group, Inc. .......................            9,900           539,748
                                                                                --------------

                                                                   SHARES           VALUE
                                                              --------------    --------------
INDUSTRIAL CONGLOMERATES--2.0%
   3M Co. .................................................            3,000    $      242,310
   General Electric Co. ...................................           67,600         2,228,096
   Textron, Inc. ..........................................            4,100           377,938
                                                                                --------------
                                                                                     2,848,344
                                                                                --------------
INDUSTRIAL MACHINERY--2.0%
   Danaher Corp. ..........................................            3,300           212,256
   Dover Corp. ............................................            3,900           192,777
   Eaton Corp. ............................................           14,000         1,055,600
   Illinois Tool Works, Inc. ..............................           21,000           997,500
   Parker-Hannifin Corp. ..................................            4,100           318,160
                                                                                --------------
                                                                                     2,776,293
                                                                                --------------
INSURANCE BROKERS--0.2%
   AON Corp. ..............................................            6,800           236,776
                                                                                --------------
INTEGRATED OIL & GAS--8.7%
   Chevron Corp. ..........................................           33,200         2,060,392
   ConocoPhillips .........................................           19,233         1,260,338
   Exxon Mobil Corp. ......................................           96,200         5,901,870
   Marathon Oil Corp. .....................................            3,000           249,900
   Occidental Petroleum Corp. .............................           25,800         2,645,790
                                                                                --------------
                                                                                    12,118,290
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--4.2%
   AT&T, Inc. .............................................           73,999         2,063,832
   BellSouth Corp. ........................................           30,100         1,089,620
   Citizens Communications Co. ............................           48,100           627,705
   Embarq Corp.(b) ........................................            2,120            86,899
   Qwest Communications International, Inc.(b) ............           23,300           188,497
   Verizon Communications, Inc. ...........................           53,500         1,791,715
                                                                                --------------
                                                                                     5,848,268
                                                                                --------------
INTERNET RETAIL--0.2%
   IAC/InterActiveCorp.(b) ................................           10,100           267,549
                                                                                --------------
INTERNET SOFTWARE & SERVICES--0.3%
   VeriSign, Inc.(b) ......................................           18,300           424,011
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--1.6%
   Merrill Lynch & Co., Inc. ..............................           24,300         1,690,308
   Morgan Stanley .........................................            9,700           613,137
                                                                                --------------
                                                                                     2,303,445
                                                                                --------------
LIFE & HEALTH INSURANCE--3.5%
   AFLAC, Inc. ............................................           12,400           574,740
   Lincoln National Corp. .................................           16,100           908,684
   MetLife, Inc. ..........................................           34,500         1,766,745
   Principal Financial Group, Inc. (The) ..................           12,700           706,755
   Protective Life Corp. ..................................            1,700            79,254
   Prudential Financial, Inc. .............................           10,500           815,850
   StanCorp Financial Group, Inc. .........................            1,900            96,729
                                                                                --------------
                                                                                     4,948,757
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--0.9%
   Applera Corp. - Applied Biosystems Group ...............            8,000           258,800
   Fisher Scientific International, Inc.(b) ...............            7,800           569,790
   PerkinElmer, Inc. ......................................           22,400           468,160
                                                                                --------------
                                                                                     1,296,750
                                                                                --------------
MANAGED HEALTH CARE--2.0%
   Aetna, Inc. ............................................           19,000           758,670
   CIGNA Corp. ............................................            4,500           443,295
   UnitedHealth Group, Inc. ...............................           15,100           676,178
   WellPoint, Inc.(b) .....................................           12,300           895,071
                                                                                --------------
                                                                                     2,773,214
                                                                                --------------

                        See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
METAL & GLASS CONTAINERS--0.3%
   Crown Holdings, Inc.(b) ................................           16,300    $      253,791
   Silgan Holdings, Inc. ..................................            3,200           118,432
                                                                                --------------
                                                                                       372,223
                                                                                --------------
MORTGAGE REIT'S--0.2%
   American Home Mortgage Investment Corp. ................            6,000           221,160
                                                                                --------------
MOTORCYCLE MANUFACTURERS--0.1%
   Harley-Davidson, Inc. ..................................            2,500           137,225
                                                                                --------------
MOVIES & ENTERTAINMENT--2.3%
   Time Warner, Inc. ......................................          130,200         2,252,460
   Viacom, Inc. Class B(b) ................................           13,000           465,920
   Walt Disney Co. (The) ..................................           15,900           477,000
                                                                                --------------
                                                                                     3,195,380
                                                                                --------------
MULTI-LINE INSURANCE--0.1%
   Hartford Financial Services Group, Inc. (The) ..........            1,600           135,360
   Unitrin, Inc. ..........................................            1,600            69,744
                                                                                --------------
                                                                                       205,104
                                                                                --------------
OFFICE REIT'S--0.6%
   Boston Properties, Inc. ................................            3,700           334,480
   Highwoods Properties, Inc. .............................           13,100           473,958
                                                                                --------------
                                                                                       808,438
                                                                                --------------
OIL & GAS DRILLING--0.5%
   Grey Wolf, Inc.(b) .....................................           51,900           399,630
   TODCO Class A ..........................................            8,500           347,225
                                                                                --------------
                                                                                       746,855
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
   Devon Energy Corp. .....................................            7,100           428,911
                                                                                --------------
OIL & GAS REFINING & MARKETING--0.2%
   Sunoco, Inc. ...........................................            3,600           249,444
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.9%
   Bank of America Corp. ..................................           97,209         4,675,753
   Citigroup, Inc. ........................................           43,400         2,093,616
   JPMorgan Chase & Co. ...................................           68,800         2,889,600
                                                                                --------------
                                                                                     9,658,969
                                                                                --------------
PACKAGED FOODS & MEATS--2.0%
   Campbell Soup Co. ......................................           10,500           389,655
   General Mills, Inc. ....................................           12,500           645,750
   Kellogg Co. ............................................           35,800         1,733,794
                                                                                --------------
                                                                                     2,769,199
                                                                                --------------
PHARMACEUTICALS--6.8%
   Abbott Laboratories ....................................           25,200         1,098,972
   Barr Pharmaceuticals, Inc.(b) ..........................            5,600           267,064
   Endo Pharmaceuticals Holdings, Inc.(b) .................            8,600           283,628
   Johnson & Johnson ......................................           55,600         3,331,552
   Lilly (Eli) & Co. ......................................            8,200           453,214
   Merck & Co., Inc. ......................................           19,200           699,456
   Pfizer, Inc. ...........................................          120,300         2,823,441
   Watson Pharmaceuticals, Inc.(b) ........................            3,800            88,464
   Wyeth ..................................................           10,000           444,100
                                                                                --------------
                                                                                     9,489,891
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--2.6%
   Allstate Corp. (The) ...................................           32,900         1,800,617
   Cincinnati Financial Corp. .............................            2,500           117,525
   Philadelphia Consolidated Holding Co.(b) ...............            2,600            78,936
   Progressive Corp. (The) ................................           15,700           403,647
   St. Paul Travelers Cos., Inc. (The) ....................           28,700         1,279,446
                                                                                --------------
                                                                                     3,680,171
                                                                                --------------

                                                                  SHARES             VALUE
                                                              --------------    --------------
RAILROADS--0.5%
   Burlington Northern Santa Fe Corp. .....................            3,400    $      269,450
   Norfolk Southern Corp. .................................            7,100           377,862
                                                                                --------------
                                                                                       647,312
                                                                                --------------
REGIONAL BANKS--0.9%
   Bank of Hawaii Corp. ...................................            5,500           272,800
   KeyCorp. ...............................................           12,800           456,704
   National City Corp. ....................................            3,700           133,903
   SunTrust Banks, Inc. ...................................            2,300           175,398
   Synovus Financial Corp. ................................            6,300           168,714
                                                                                --------------
                                                                                     1,207,519
                                                                                --------------
RESTAURANTS--1.3%
   McDonald's Corp. .......................................           37,500         1,260,000
   Yum! Brands, Inc. ......................................           11,900           598,213
                                                                                --------------
                                                                                     1,858,213
                                                                                --------------
RETAIL REIT'S--0.1%
   New Plan Excel Realty Trust ............................            7,000           172,830
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--0.2%
   Amkor Technology, Inc.(b) ..............................           10,700           101,222
   Lam Research Corp.(b) ..................................            4,700           219,114
                                                                                --------------
                                                                                       320,336
                                                                                --------------
SEMICONDUCTORS--3.1%
   Advanced Micro Devices, Inc.(b) ........................           11,900           290,598
   Freescale Semiconductor, Inc. Class B(b) ...............           13,700           402,780
   Intel Corp. ............................................           84,500         1,601,275
   LSI Logic Corp.(b) .....................................           26,100           233,595
   National Semiconductor Corp. ...........................           10,400           248,040
   NVIDIA Corp.(b) ........................................            8,400           178,836
   OmniVision Technologies, Inc.(b) .......................            9,900           209,088
   ON Semiconductor Corp.(b) ..............................           29,300           172,284
   Texas Instruments, Inc. ................................           30,700           929,903
   Zoran Corp.(b) .........................................            5,900           143,606
                                                                                --------------
                                                                                     4,410,005
                                                                                --------------
SOFT DRINKS--1.2%
   Coca-Cola Co. (The) ....................................           15,800           679,716
   Pepsi Bottling Group, Inc. (The) .......................           28,700           922,705
   PepsiAmericas, Inc. ....................................            4,500            99,495
                                                                                --------------
                                                                                     1,701,916
                                                                                --------------
SPECIALTY CHEMICALS--0.1%
   Rohm and Haas Co. ......................................            4,200           210,504
                                                                                --------------
SPECIALTY STORES--0.1%
   Barnes & Noble, Inc. ...................................            2,600            94,900
   Staples, Inc. ..........................................            4,100            99,712
                                                                                --------------
                                                                                       194,612
                                                                                --------------
SYSTEMS SOFTWARE--2.7%
   BMC Software, Inc.(b) ..................................            9,000           215,100
   Microsoft Corp. ........................................          106,200         2,474,460
   Oracle Corp.(b) ........................................           73,300         1,062,117
   Symantec Corp.(b) ......................................            6,000            93,240
                                                                                --------------
                                                                                     3,844,917
                                                                                --------------
TECHNOLOGY DISTRIBUTORS--0.2%
   Arrow Electronics, Inc.(b) .............................            6,900           222,180
                                                                                --------------
TOBACCO--1.6%
   Loews Corp. - Carolina Group ...........................           15,100           775,687
   Reynolds American, Inc. ................................           12,700         1,464,310
                                                                                --------------
                                                                                     2,239,997
                                                                                --------------

                        See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
WIRELESS TELECOMMUNICATION
SERVICES--0.6%
   Sprint Nextel Corp. ....................................           42,400    $      847,576
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $108,201,623) ..........................................       130,693,646
                                                                                --------------
FOREIGN COMMON STOCKS(c)--1.6%

INDUSTRIAL CONGLOMERATES--0.3%
   Tyco International Ltd. (United States) ................           16,800           462,000
                                                                                --------------
INDUSTRIAL MACHINERY--1.3%
   Ingersoll-Rand Co. Ltd. Class A (United States) ........           42,400         1,813,872
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,398,645) ............................................         2,275,872
                                                                                --------------
EXCHANGE TRADED FUNDS--3.9%
   SPDR Trust Series I ....................................           42,400         5,396,672
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $5,312,873) ............................................         5,396,672
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.8%
   (Identified Cost $114,913,141) ..........................................       138,366,190
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(d)--1.4%
   Clipper Receivables Co. LLC 5.30%, 7/3/06 ..............   $        2,000         1,999,411
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,999,411) ............................................         1,999,411
                                                                                --------------
TOTAL INVESTMENTS--100.2%
   (Identified cost $116,912,552) ..........................................       140,365,601(a)
   Other assets and liabilities, net--(0.2)% ...............................          (319,304)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  140,046,297
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,900,521 and gross depreciation of $4,207,883 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $117,672,963.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $116,912,552) ..................   $ 140,365,601
Cash ...........................................................................           4,836
Receivables
   Investment securities sold ..................................................         282,682
   Dividends ...................................................................         165,041
   Fund shares sold ............................................................          69,412
Prepaid expenses ...............................................................              86
                                                                                   -------------
     Total assets ..............................................................     140,887,658
                                                                                   -------------
LIABILITIES
Payables
   Investment securities purchased .............................................         632,896
   Fund shares repurchased .....................................................          32,111
   Investment advisory fee .....................................................          78,971
   Printing fee ................................................................          45,249
   Financial agent fee .........................................................          11,824
   Administration fee ..........................................................           7,366
   Trustees' fee ...............................................................           4,511
   Other accrued expenses ......................................................          28,433
                                                                                   -------------
     Total liabilities .........................................................         841,361
                                                                                   -------------
NET ASSETS .....................................................................   $ 140,046,297
                                                                                   =============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ............................   $ 128,043,152
   Undistributed net investment income .........................................         140,434
   Accumulated net realized loss ...............................................     (11,590,338)
   Net unrealized appreciation .................................................      23,453,049
                                                                                   -------------
NET ASSETS .....................................................................   $ 140,046,297
                                                                                   =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      10,887,102
                                                                                   =============
Net asset value and offering price per share ...................................   $       12.86
                                                                                   =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ...................................................................   $   1,427,628
   Interest ....................................................................          32,450
                                                                                   -------------
     Total investment income ...................................................       1,460,078
                                                                                   -------------
EXPENSES
   Investment advisory fee .....................................................         493,617
   Financial agent fee .........................................................          58,343
   Administration fee ..........................................................          45,836
   Printing ....................................................................          35,734
   Custodian ...................................................................          20,838
   Professional ................................................................          15,478
   Trustees ....................................................................          12,921
   Miscellaneous ...............................................................          20,338
                                                                                   -------------
     Total expenses ............................................................         703,105
   Less expenses reimbursed by investment advisor ..............................         (33,098)
   Custodian fees paid indirectly ..............................................             (99)
                                                                                   -------------
     Net expenses ..............................................................         669,908
                                                                                   -------------
NET INVESTMENT INCOME (LOSS) ...................................................         790,170
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .....................................         (13,292)
   Net change in unrealized appreciation (depreciation) on investments .........       3,787,231
                                                                                   -------------
NET GAIN (LOSS) ON INVESTMENTS .................................................       3,773,939
                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   4,564,109
                                                                                   =============

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED         YEAR ENDED
                                                                 JUNE 30, 2006    DECEMBER 31,
                                                                  (UNAUDITED)         2005
                                                                 -------------    -------------
FROM OPERATIONS
   Net investment income (loss) ..............................   $     790,170    $   1,512,840
   Net realized gain (loss) ..................................         (13,292)       6,004,215
   Net change in unrealized appreciation (depreciation) ......       3,787,231         (720,107)
                                                                 -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       4,564,109        6,796,948
                                                                 -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................        (649,736)      (1,525,408)
                                                                 -------------    -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .        (649,736)      (1,525,408)
                                                                 -------------    -------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (318,378 and 1,171,916
     shares, respectively) ...................................       4,133,018       14,172,647
   Net asset value of shares issued from reinvestment of
     distributions (51,491 and 123,493 shares, respectively) .         649,736        1,525,408
   Cost of shares repurchased (749,028 and 2,420,852 shares,
     respectively) ...........................................      (9,688,390)     (29,541,479)
                                                                 -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .      (4,905,636)     (13,843,424)
                                                                 -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS .....................        (991,263)      (8,571,884)

NET ASSETS
   Beginning of period .......................................     141,037,560      149,609,444
                                                                 -------------    -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $140,434 AND $0, RESPECTIVELY] ................   $ 140,046,297    $ 141,037,560
                                                                 =============    =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2006    ---------------------------------------------------------------
                                                 (UNAUDITED)       2005             2004         2003         2002        2001
                                                -------------    ---------       ---------     ---------    --------    ---------
Net asset value, beginning of period .........    $   12.52      $   12.07       $   11.06     $    8.77    $  11.42    $   12.52

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..............         0.07(1)        0.13(1)         0.13(1)       0.11        0.08         0.08
   Net realized and unrealized gain (loss) ...         0.33           0.45            1.02          2.29       (2.65)       (1.09)
                                                  ---------      ---------       ---------     ---------    --------    ---------
     TOTAL FROM INVESTMENT OPERATIONS ........         0.40           0.58            1.15          2.40       (2.57)       (1.01)
                                                  ---------      ---------       ---------     ---------    --------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ......        (0.06)         (0.13)          (0.14)        (0.11)      (0.08)       (0.06)
   Distributions from net realized gains .....           --             --              --            --          --        (0.03)
                                                  ---------      ---------       ---------     ---------    --------    ---------
     TOTAL DISTRIBUTIONS .....................        (0.06)         (0.13)          (0.14)        (0.11)      (0.08)       (0.09)
                                                  ---------      ---------       ---------     ---------    --------    ---------
CHANGE IN NET ASSET VALUE ....................         0.34           0.45            1.01          2.29       (2.65)       (1.10)
                                                  ---------      ---------       ---------     ---------    --------    ---------
NET ASSET VALUE, END OF PERIOD ...............    $   12.86      $   12.52       $   12.07     $   11.06    $   8.77    $   11.42
                                                  =========      =========       =========     =========    ========    =========
Total return .................................         3.24%(3)       4.80%          10.48%        27.46%     (22.51)%      (8.17)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .....    $ 140,046      $ 141,038       $ 149,609     $ 107,718    $ 80,824    $ 115,740

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................         0.95%(2)       0.95%           0.95%         0.95%       0.93%        0.85%
   Gross operating expenses ..................         1.00%(2)       0.99%           0.98%         1.01%       0.95%        0.93%
   Net investment income (loss) ..............         1.12%(2)       1.04%           1.13%         1.18%       0.79%        0.65%
Portfolio turnover ...........................           14%(3)         44%             58%           55%         60%          29%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Small-Cap Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING          ENDING       EXPENSES PAID
                                                ACCOUNT VALUE     ACCOUNT VALUE       DURING
       ENGEMANN SMALL-CAP GROWTH SERIES       DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ----------------------------------------   -----------------   -------------   -------------
   Actual                                         $1,000.00         $1,010.10         $6.23

   Hypothetical (5% return before expenses)        1,000.00          1,018.52          6.28

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                            34%
Consumer Discretionary                            20
Industrials                                       16
Financials                                        11
Health Care                                       10
Consumer Staples                                   6
Telecommunication Services                         1
Other                                              2

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--87.3%

AIR FREIGHT & LOGISTICS--1.3%
   Pacer International, Inc. ..............................            7,000    $      228,060
                                                                                --------------
APPAREL RETAIL--0.0%
   Crew (J.) Group, Inc.(b) ...............................              130             3,569
                                                                                --------------
APPLICATION SOFTWARE--1.4%
   Blackboard, Inc.(b) ....................................            8,700           251,952
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--3.1%
   GAMCO Investors, Inc. Class A ..........................           15,200           558,752
                                                                                --------------
AUTOMOBILE MANUFACTURERS--0.5%
   Winnebago Industries, Inc. .............................            2,700            83,808
                                                                                --------------
AUTOMOTIVE RETAIL--1.2%
   Advance Auto Parts, Inc. ...............................            7,200           208,080
                                                                                --------------
BIOTECHNOLOGY--3.5%
   Coley Pharmaceutical Group, Inc.(b) ....................            5,900            68,145
   ICOS Corp.(b) ..........................................            6,300           138,537
   NPS Pharmaceuticals, Inc.(b) ...........................           17,700            86,376
   Nuvelo, Inc.(b) ........................................           19,900           331,335
                                                                                --------------
                                                                                       624,393
                                                                                --------------
BROADCASTING & CABLE TV--0.1%
   WorldSpace, Inc. Class A(b) ............................            5,100            18,258
                                                                                --------------
CASINOS & GAMING--4.9%
   Multimedia Games, Inc.(b) ..............................           12,800           129,664
   Scientific Games Corp. Class A(b) ......................           14,300           509,366
   Shuffle Master, Inc.(b) ................................            7,100           232,738
                                                                                --------------
                                                                                       871,768
                                                                                --------------
COMMUNICATIONS EQUIPMENT--1.2%
   SafeNet, Inc.(b) .......................................           12,500           221,500
                                                                                --------------
COMPUTER HARDWARE--3.9%
   Avid Technology, Inc.(b) ...............................           11,700           389,961
   Stratasys, Inc.(b) .....................................           10,300           303,438
                                                                                --------------
                                                                                       693,399
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
   MoneyGram International, Inc. ..........................            6,100           207,095
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.0%
   Advisory Board Co. (The)(b) ............................           11,100           533,799
   Corporate Executive Board Co. (The) ....................            4,600           460,920
   Huron Consulting Group,(b) Inc. ........................            4,957           173,941
   Tetra Tech, Inc.(b) ....................................            4,600            81,604
                                                                                --------------
                                                                                     1,250,264
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
EDUCATION SERVICES--1.9%
   Lincoln Educational Services Corp.(b) ..................            4,100    $       70,069
   Strayer Education, Inc. ................................            2,700           262,224
                                                                                --------------
                                                                                       332,293
                                                                                --------------
GENERAL MERCHANDISE STORES--0.1%
   99 Cents Only Stores(b) ................................            2,400            25,104
                                                                                --------------
HEALTH CARE EQUIPMENT--0.5%
   Conor Medsystems, Inc.(b) ..............................            3,000            82,770
                                                                                --------------
HEALTH CARE SERVICES--0.5%
   Health Grades, Inc.(b) .................................           20,600            92,700
                                                                                --------------
HEALTH CARE SUPPLIES--1.7%
   Immucor, Inc.(b) .......................................           15,700           301,911
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--3.1%
   Resources Connection, Inc.(b) ..........................           22,000           550,440
                                                                                --------------
INTERNET SOFTWARE & SERVICES--12.4%
   CNET Networks, Inc.(b) .................................           22,200           177,156
   Digitas, Inc.(b) .......................................           12,200           141,764
   Equinix, Inc.(b) .......................................            6,400           351,104
   j2 Global Communications, Inc.(b) ......................           35,900         1,120,798
   NetRatings, Inc.(b) ....................................           23,900           331,971
   Websense, Inc.(b) ......................................            4,100            84,214
                                                                                --------------
                                                                                     2,207,007
                                                                                --------------
LEISURE FACILITIES--2.6%
   Life Time Fitness, Inc.(b) .............................            9,900           458,073
                                                                                --------------
LEISURE PRODUCTS--2.2%
   MarineMax, Inc.(b) .....................................            5,500           144,265
   Polaris Industries, Inc. ...............................            5,900           255,470
                                                                                --------------
                                                                                       399,735
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--3.9%
   Nektar Therapeutics(b) .................................           37,300           684,082
                                                                                --------------
MOVIES & ENTERTAINMENT--0.9%
   CKX, Inc.(b) ...........................................            7,200            97,704
   Digital Music Group, Inc.(b) ...........................            9,700            53,350
                                                                                --------------
                                                                                       151,054
                                                                                --------------
OFFICE SERVICES & SUPPLIES--3.2%
   PeopleSupport, Inc.(b) .................................           42,800           576,088
                                                                                --------------
PACKAGED FOODS & MEATS--0.6%
   Hain Celestial Group, Inc. (The)(b) ....................            4,000           103,040
                                                                                --------------

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                                                                  SHARES             VALUE
                                                              --------------    --------------
PHARMACEUTICALS--4.3%
   Barrier Therapeutics, Inc.(b) ..........................            4,600    $       30,084
   Medicis Pharmaceutical Corp. Class A ...................            2,800            67,200
   MGI Pharma, Inc.(b) ....................................           20,300           436,450
   Sepracor, Inc.(b) ......................................            3,900           222,846
                                                                                --------------
                                                                                       756,580
                                                                                --------------
RESTAURANTS--1.9%
   Cheesecake Factory, Inc. (The)(b) ......................           10,000           269,500
   PF Chang's China Bistro, Inc.(b) .......................            1,800            68,436
                                                                                --------------
                                                                                       337,936
                                                                                --------------
SEMICONDUCTORS--6.1%
   Integrated Device Technology,(b) Inc. ..................            6,700            95,006
   Mindspeed Technologies, Inc.(b) ........................          148,500           357,885
   ON Semiconductor Corp.(b) ..............................           73,300           431,004
   Semtech Corp.(b) .......................................            6,300            91,035
   Supertex, Inc.(b) ......................................            2,700           107,838
                                                                                --------------
                                                                                     1,082,768
                                                                                --------------
SOFT DRINKS--5.3%
   Hansen Natural Corp.(b) ................................            4,900           932,813
                                                                                --------------
SPECIALIZED CONSUMER SERVICES--0.5%
   Collectors Universe, Inc. ..............................            6,100            85,278
                                                                                --------------
SPECIALTY STORES--1.9%
   Guitar Center, Inc.(b) .................................            7,700           342,419
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--1.9%
   Federal Agricultural Mortgage  Corp. Class C ...........           12,100           335,170
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
   TransDigm Group, Inc.(b) ...............................            7,600           182,020
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
   InPhonic, Inc.(b) ......................................           41,800           263,340
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $11,535,440)............................................        15,503,519
                                                                                --------------
FOREIGN COMMON STOCKS(c) --11.4%

APPLICATION SOFTWARE--0.8%
   Retalix Ltd. (United States)(b) ........................            6,100           136,091
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--2.5%
   Stewart (W.P.) & Co. Ltd. (United States) ..............           29,300           445,946
                                                                                --------------
MOVIES & ENTERTAINMENT--1.5%
   Imax Corp. (United States)(b) ..........................           29,600           271,136
                                                                                --------------
SEMICONDUCTORS--6.6%
   ARM Holdings plc Sponsored ADR
     (United Kingdom) .....................................          115,810           724,970
   O2Micro International Ltd. Sponsored
     ADR (Taiwan)(b) ......................................           57,800           444,482
                                                                                --------------
                                                                                     1,169,452
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,915,529) ............................................         2,022,625
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.7%
   (Identified Cost $13,450,969) ...........................................        17,526,144
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)              VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(d) --1.4%
   Sysco Corp. 5.27%, 7/3/06 ..............................   $          250    $      249,927
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $249,927) ..............................................           249,927
                                                                                --------------
TOTAL INVESTMENTS--100.1%
   (Identified cost $13,700,896) ...........................................        17,776,071(a)
   Other assets and  liabilities, net--(0.1)% ..............................           (11,946)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   17,764,125
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,176,496 and gross depreciation of $1,436,071 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $14,035,646.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $13,700,896) ..........................         $   17,776,071
Cash ..................................................................................                  4,210
Receivables
   Fund shares sold ...................................................................                 47,435
   Dividends ..........................................................................                  2,076
Trustee retainer ......................................................................                    705
Prepaid expenses ......................................................................                     16
                                                                                                --------------
     Total assets .....................................................................             17,830,513
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                 12,720
   Fund shares repurchased ............................................................                    931
   Investment advisory fee ............................................................                 20,701
   Professional fee ...................................................................                 18,420
   Printing fee .......................................................................                  5,681
   Financial agent fee ................................................................                  5,303
   Administration fee .................................................................                    950
   Other accrued expenses .............................................................                  1,682
                                                                                                --------------
     Total liabilities ................................................................                 66,388
                                                                                                --------------
NET ASSETS ............................................................................         $   17,764,125
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   16,399,168
   Accumulated net investment loss ....................................................                (63,202)
   Accumulated net realized loss ......................................................             (2,647,016)
   Net unrealized appreciation ........................................................              4,075,175
                                                                                                --------------
NET ASSETS ............................................................................         $   17,764,125
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              2,263,710
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         7.85
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       38,539
   Interest ...........................................................................                 20,423
   Foreign taxes withheld .............................................................                   (109)
                                                                                                --------------
     Total investment income ..........................................................                 58,853
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                 87,880
   Financial agent fee ................................................................                 22,536
   Administration fee .................................................................                  6,347
   Professional .......................................................................                 13,728
   Trustees ...........................................................................                  7,537
   Printing ...........................................................................                  3,859
   Custodian ..........................................................................                  3,088
   Miscellaneous ......................................................................                  3,973
                                                                                                --------------
     Total expenses ...................................................................                148,948
   Less expenses reimbursed by investment advisor .....................................                (26,776)
   Custodian fees paid indirectly .....................................................                   (117)
                                                                                                --------------
     Net expenses .....................................................................                122,055
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                (63,202)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              1,077,965
   Net change in unrealized appreciation (depreciation) on investments ................               (763,500)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                314,465
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      251,263
                                                                                                ==============

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      (63,202)   $     (179,357)
   Net realized gain (loss) ................................................       1,077,965         2,295,520
   Net change in unrealized appreciation (depreciation) ....................        (763,500)         (697,058)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............         251,263         1,419,105
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (91,944 and 1,644,887 shares, respectively)         754,596        11,725,180
   Cost of shares repurchased (305,488 and 2,216,265 shares, respectively) .      (2,486,671)      (15,562,263)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (1,732,075)       (3,837,083)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (1,480,812)       (2,417,978)

NET ASSETS
   Beginning of period .....................................................      19,244,937        21,662,915
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(63,202) AND $0, RESPECTIVELY]   $   17,764,125    $   19,244,937
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006    ----------------------------------------------------------------
                                              (UNAUDITED)       2005           2004         2003         2002         2001
                                             -------------    ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....   $     7.77       $    7.11      $    6.48    $    4.42    $    6.21     $    8.48

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2) .......        (0.03)          (0.06)         (0.05)       (0.05)       (0.05)        (0.04)
   Net realized and unrealized gain (loss)         0.11            0.72           0.68         2.11        (1.74)        (2.23)
                                             ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....         0.08            0.66           0.63         2.06        (1.79)        (2.27)
                                             ----------       ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..           --              --             --           --           --            --(1)
                                             ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................           --              --             --           --           --            --(1)
                                             ----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................         0.08            0.66           0.63         2.06        (1.79)        (2.27)
                                             ----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........   $     7.85       $    7.77      $    7.11    $    6.48    $    4.42     $    6.21
                                             ==========       =========      =========    =========    =========     =========
Total return .............................         1.01%(4)        9.34%          9.69%       46.42%      (28.80)%      (26.72)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .   $   17,764       $  19,245      $  21,663    $  21,354    $  10,959     $  13,465

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................         1.25%(3)        1.25%          1.25%        1.25%        1.23%         1.15%
   Gross operating expenses ..............         1.52%(3)        1.68%          1.57%        1.73%        2.22%         2.13%
   Net investment income (loss) ..........        (0.65)%(3)      (0.85)%        (0.81)%      (0.97)%      (0.99)%       (0.55)%
Portfolio turnover .......................           12%(4)          85%            61%          49%          65%           31%

(1)   Amount is less than $0.01.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Strategic Allocation Series you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                 BEGINNING           ENDING       EXPENSES PAID
                                               ACCOUNT VALUE     ACCOUNT VALUE       DURING
    ENGEMANN STRATEGIC ALLOCATION SERIES     DECEMBER 31, 2005   JUNE 30, 2006       PERIOD*
   ---------------------------------------   -----------------   --------------   -------------
   Actual                                        $1,000.00          $1,025.10         $4.22

   Hypothetical (5% return before expenses)       1,000.00           1,020.58          4.22

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.84%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Common Stocks                           52%
Non-Agency Mortgage-
Backed Securities                                12
Domestic Corporate Bonds                          8
Agency Mortgage-Backed
Securities                                        8
Municipal Bonds                                   3
Asset-Backed Securities                           3
Foreign Corporate Bonds                           3
Other                                            11

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
U.S. GOVERNMENT SECURITIES--0.7%

U.S. TREASURY BONDS--0.5%
   U.S. Treasury Bond 5.375%, 2/15/31 .....................   $          305    $      310,266
   U.S. Treasury Bond 4.50%, 2/15/36 ......................            1,500         1,344,962
                                                                                --------------
                                                                                     1,655,228
                                                                                --------------
U.S. TREASURY NOTES--0.2%
   U.S. Treasury Note 5.125%, 5/15/16 .....................              500           499,414
                                                                                --------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $2,144,497) ............................................         2,154,642
                                                                                --------------
AGENCY MORTGAGE-BACKED SECURITIES--8.3%
   FGLMC 5.75%, 12/15/18 ..................................              559           553,337
   FNMA 4.50%, 6/1/19 .....................................              571           540,042
   FNMA 4%, 6/1/20 ........................................              761           701,895
   FNMA 5%, '20-'36 .......................................           10,012         9,417,994
   FNMA 4.50%, 7/1/20 .....................................            1,388         1,311,996
   FNMA 4.50%, 7/1/20 .....................................               85            80,778
   FNMA 6.50%, 10/1/31 ....................................               42            42,861
   FNMA 6%, 9/1/32 ........................................              247           243,807
   FNMA 5.50%, 5/1/34 .....................................            1,259         1,212,879
   FNMA 5.50%, 6/1/34 .....................................            4,502         4,335,395
   FNMA 5.50%, 6/1/34 .....................................            5,681         5,471,297
   FNMA 6%, 7/1/34 ........................................              675           665,955
   FNMA 5.50%, 7/25/34 ....................................              666           660,156
   GNMA 6.50%, '23-'32 ....................................            1,205         1,221,191
                                                                                --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $27,428,829) ...........................................        26,459,583
                                                                                --------------

MUNICIPAL BONDS--3.2%

CALIFORNIA--1.6%
   Alameda Corridor Transportation Authority
     Taxable Series C 6.50%, 10/1/19
     (MBIA Insured) .......................................            1,000         1,051,470
   Alameda Corridor Transportation Authority
     Taxable Series C 6.60%, 10/1/29
     (MBIA Insured) .......................................            1,000         1,067,810
   Fresno County Pension Obligation Taxable
     6.21%, 8/15/06 (FSA Insured) .........................              255           255,174
   Kern County Pension Obligation Taxable
     7.26%, 8/15/14 (MBIA Insured) ........................              420           456,481
   Long Beach Pension Obligation Taxable
     6.87%, 9/1/06 (FSA Insured)(m) .......................                2             2,004

                                                                    PAR
                                                                   VALUE
                                                                   (000)             VALUE
                                                              --------------    --------------
CALIFORNIA--CONTINUED
   Long Beach Pension Obligation Taxable
     6.87%, 9/1/06 (FSA Insured) ..........................   $           55    $       55,107
   Sonoma County Pension Obligation Taxable
     6.625%, 6/1/13 (FSA Insured) .........................            1,175         1,218,992
   University of California Series F
     4.375%, 5/15/30 (FSA Insured) ........................              995           924,574
                                                                                --------------
                                                                                     5,031,612
                                                                                --------------
FLORIDA--0.3%
   University of Miami Taxable Series A
     7.65%, 4/1/20 (MBIA Insured) .........................              810           830,315
                                                                                --------------
MISSISSIPPI--0.2%
   Mississippi Development Bank Taxable
     5%, 6/1/12 (FSA Insured) .............................              710           685,001
                                                                                --------------
PENNSYLVANIA--0.8%
   Philadelphia Authority for Industrial Development
     Pension Funding Taxable Series A
     5.79%, 4/15/09 (MBIA Insured) ........................            1,400         1,405,894
   Pittsburgh Pension Obligation Taxable Series C
     6.50%, 3/1/17 (FGIC Insured) .........................            1,250         1,301,550
                                                                                --------------
                                                                                     2,707,444
                                                                                --------------
TEXAS--0.3%
   Dallas-Fort Worth International Airport Facilities
     Improvement Corp. Taxable 6.40%, 11/1/07
     (MBIA Insured) .......................................            1,000         1,011,080
TOTAL MUNICIPAL BONDS
   (Identified cost $10,144,749) ...........................................        10,265,452
                                                                                --------------
ASSET-BACKED SECURITIES--3.2%
   Bayview Financial Acquisition Trust 06-A, 1A2
     5.483%, 2/28/41(c) ...................................              325           319,414
   Capital One Master Trust 01-5 A
     5.30%, 6/15/09 .......................................            2,500         2,500,796
   Carmax Auto Owner Trust 05-2, A4
     4.34%, 9/15/10 .......................................              900           873,077
   GMAC Mortgage Corp. Loan Trust 05-HE2, A3
     4.622%, 11/25/35(c) ..................................            1,000           983,281
   JPMorgan Mortgage Trust 05-S3, 2A2
     5.50%, 1/25/21 .......................................              676           665,446
   MASTR Asset Backed Securities Trust 06-AB1, M8
     6%, 2/25/36(c) .......................................              540           493,425

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
ASSET-BACKED SECURITIES--CONTINUED

   Merrill Lynch Mortgage Investors, Inc. 05-NCA A
     5.583%, 2/25/36(c) ...................................   $          583    $      582,920
   Morgan Stanley Auto Loan Trust 04-HB1, A4
     3.33%, 10/15/11 ......................................            1,000           977,266
   Onyx Acceptance Grantor Trust 03-D, A4
     3.20%, 3/15/10 .......................................              857           844,530
   Residential Funding Mortgage Securities I, Inc.
     05-SA1, 2A 4.89%, 3/25/35(c) .........................            1,011           998,700
   Residential Funding Mortgage Securities II, Inc.
     06-HSA1, A3 5.23%, 2/25/36(c) ........................            1,000           985,156
                                                                                --------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $10,397,069) ...........................................        10,224,011
                                                                                --------------

DOMESTIC CORPORATE BONDS--8.3%

ADVERTISING--0.1%
   Lamar Media Corp. 6.625%, 8/15/15 ......................              415           385,950
                                                                                --------------
AEROSPACE & DEFENSE--0.3%
   Rockwell Collins, Inc. 4.75%, 12/1/13 ..................            1,000           949,101
                                                                                --------------
AGRICULTURAL PRODUCTS--0.2%
   Corn Products International, Inc.
     8.25%, 7/15/07 .......................................              500           509,207
                                                                                --------------
AIRLINES--0.6%
   American Airlines, Inc. 01-1 6.977%, 5/23/21 ...........              659           629,179
   JetBlue Airways Corp. 04-2 C 8.27%, 5/15/10(c) .........              753           747,526
   United Airlines, Inc. 01-1 6.071%, 3/1/13 ..............              587           586,298
                                                                                --------------
                                                                                     1,963,003
                                                                                --------------
AUTOMOBILE MANUFACTURERS--0.0%
   DaimlerChrysler NA Holding Corp.
     6.50%, 11/15/13 ......................................              130           129,930
                                                                                --------------
BROADCASTING & CABLE TV--0.1%
   Echostar DBS Corp. 6.375%, 10/1/11 .....................              325           312,000
                                                                                --------------
BUILDING PRODUCTS--0.1%
   Masco Corp. 4.80%, 6/15/15 .............................              350           312,046
                                                                                --------------
COMMERCIAL PRINTING--0.1%
   Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15 .............              290           267,187
                                                                                --------------
COMMUNICATIONS EQUIPMENT--0.0%
   Cisco Systems, Inc. 5.50%, 2/22/16 .....................              150           144,034
                                                                                --------------
CONSUMER FINANCE--1.1%
   Ford Motor Credit Co. 8.625%, 11/1/10(i) ...............              580           543,016
   General Electric Capital Corp. 6%, 6/15/12 .............              700           708,041
   General Motors Acceptance Corp.
     6.875%, 8/28/12 ......................................              500           471,660
   General Motors Acceptance Corp.
     6.75%, 12/1/14(i) ....................................               80            74,421
   SLM Corp. 4.64%, 2/1/10(c) .............................            1,950         1,865,077
                                                                                --------------
                                                                                     3,662,215
                                                                                --------------
DIVERSIFIED BANKS--0.4%
   National Capital Trust II 144A
     5.486%, 12/29/49(b)(c) ...............................              950           875,630
   Wachovia Corp. 4.875%, 2/15/14 .........................              355           332,202
                                                                                --------------
                                                                                     1,207,832
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   International Lease Finance Corp.
     4.75%, 1/13/12(j) ....................................              625           590,811
                                                                                --------------
DIVERSIFIED REIT'S--0.4%
   Colonial Properties Trust 6.25%, 6/15/14 ...............            1,150         1,137,551
                                                                                --------------

                                                                    PAR
                                                                   VALUE
                                                                   (000)            VALUE
                                                               -------------    --------------
ELECTRIC UTILITIES--0.5%
   American Electric Power Co., Inc.
     5.25%, 6/1/15 ........................................   $          280    $      261,283
   Entergy Gulf States, Inc. 5.70%, 6/1/15 ................            1,000           940,854
   Southern Power Co. Series D
     4.875%, 7/15/15 ......................................              280           253,941
                                                                                --------------
                                                                                     1,456,078
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
   Mettler-Toledo International, Inc. .....................
     4.85%, 11/15/10 ......................................            1,000           952,713
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.0%
   AmerisourceBergen Corp. 144A
     5.625%, 9/15/12(b) ...................................               90            85,950
                                                                                --------------
HEALTH CARE FACILITIES--0.1%
   HCA, Inc. 6.30%, 10/1/12 ...............................              400           378,208
                                                                                --------------
HOME FURNISHINGS--0.1%
   Mohawk Industries, Inc. 6.125%, 1/15/16 ................              275           265,113
                                                                                --------------
HOMEBUILDING--0.1%
   Beazer Homes USA. 144A 8.125%, 6/15/16(b)(i) ...........              200           193,250
   Horton (D.R.), Inc. 5.25%, 2/15/15 .....................              275           244,416
                                                                                --------------
                                                                                       437,666
                                                                                --------------
HOTELS, RESORTS & CRUISE LINES--0.1%
   Royal Caribbean Cruises 7.25%, 6/15/16 .................              285           281,118
                                                                                --------------
INDUSTRIAL MACHINERY--0.6%
   ITW Cupids Financing Trust I 144A
     6.55%, 12/31/11(b)(f) ................................            2,000         2,048,948
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
   Verizon Communications, Inc. ...........................
     5.55%, 2/15/16 .......................................              200           187,528
   Verizon Global Funding Corp. 4.90%, 9/15/15 ............              225           203,422
                                                                                --------------
                                                                                       390,950
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--0.2%
   Merrill Lynch & Co. 6.05%, 5/16/16 .....................              345           342,727
   Morgan Stanley 5.375%, 10/15/15 ........................              460           435,464
                                                                                --------------
                                                                                       778,191
                                                                                --------------
MOVIES & ENTERTAINMENT--0.1%
   Time Warner, Inc. 6.875%, 5/1/12 .......................              200           206,694
                                                                                --------------
MULTI-LINE INSURANCE--0.0%
   Assurant, Inc. 5.625%, 2/15/14 .........................              145           139,088
                                                                                --------------
MULTI-UTILITIES--0.3%
   Dominion Resources, Inc. 5%, 3/15/13 ...................              175           163,724
   NiSource Finance Corp. 5.45%, 9/15/20 ..................              930           839,432
                                                                                --------------
                                                                                     1,003,156
                                                                                --------------
OFFICE REIT'S--0.1%
   HRPT Properties Trust 5.75%, 11/1/15(i) ................              275           262,004
                                                                                --------------
OFFICE SERVICES & SUPPLIES--0.1%
   Pitney Bowes, Inc. 4.75%, 5/15/18 ......................              375           332,971
                                                                                --------------
OIL & GAS DRILLING--0.1%
   Diamond Offshore Drilling, Inc.
     4.875%, 7/1/15 .......................................              420           384,805
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
   Pioneer Natural Resources Co.
     5.875%, 7/15/16 ......................................              300           274,668
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                                    PAR
                                                                   VALUE
                                                                   (000)            VALUE
                                                               -------------    --------------
OIL & GAS REFINING & MARKETING--0.2%
   Premcor Refining Group, Inc. (The)
     6.125%, 5/1/11 .......................................   $          275    $      275,975
   Tesoro Corp. 144A 6.625%, 11/1/15(b) ...................              300           285,750
                                                                                --------------
                                                                                       561,725
                                                                                --------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
   AmeriGas Partners LP 7.25%, 5/20/15 ....................              500           475,000
   Kinder Morgan Management LLC
     5.70%, 1/5/16 ........................................              725           629,498
   Teppco Partners LP 7.625%, 2/15/12 .....................              130           137,620
                                                                                --------------
                                                                                     1,242,118
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
   Bosphorus Financial Services Ltd. 144A
     6.97%, 2/15/12(b)(c) .................................              400           401,546
   JPMorgan Chase & Co. 5.125%, 9/15/14 ...................              500           472,275
                                                                                --------------
                                                                                       873,821
                                                                                --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
   EOP Operating LP 4.75%, 3/15/14(i) .....................              225           204,076
                                                                                --------------
REGIONAL BANKS--0.3%
   Zions Bancorp 5.65%, 5/15/14 ...........................            1,000           968,674
                                                                                --------------
TOBACCO--0.2%
   Reynolds (R.J.) Tobacco Holdings, Inc.
     7.30%, 7/15/15 .......................................              600           585,000
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
   United Rentals North America, Inc.
     6.50%, 2/15/12 .......................................              210           199,500
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
   Nextel Communications, Inc. Series F
     5.95%, 3/15/14 .......................................              750           720,483
                                                                                --------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $27,546,321) ...........................................        26,604,585
                                                                                --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.6%

   Bear Stearns Adjustable Rate Mortgage Trust
     05-12, 13A1 5.474%, 2/25/36(c) .......................              704           681,830
   Bear Stearns Commercial Mortgage Securities
     06-PW12, A4 5.712%, 9/11/38(c) .......................              720           713,250
   Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
     5%, 8/25/35 ..........................................              754           740,031
   Citigroup/Deutsche Bank Commercial Mortgage
     Trust 06-CD2, A4 5.545%, 1/15/46(c) ..................            1,190         1,144,492
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.767%, 8/25/34(c) .................              775           758,383
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34 ......................              895           886,667
   Credit Suisse Mortgage Capital Certificates
     06-C1, A4 5.609%, 2/15/39(c) .........................            1,710         1,669,435
   Crown Castle Towers LLC 05-1A, AFX 144A
     4.643%, 6/15/35(b) ...................................              800           769,970
   CS First Boston Mortgage Securities Corp.
     05-12, 6A1 6%, 1/25/36 ...............................            1,400         1,379,550
   CS First Boston Mortgage Securities Corp.
     97-C2 B 6.72%, 1/17/35 ...............................            2,000         2,025,143
   CS First Boston Mortgage Securities Corp.
     97-C2, A3 6.55%, 1/17/35 .............................            2,125         2,143,327
   DLJ Commercial Mortgage Corp. 98-CF2, A1B
     6.24%, 11/12/31 ......................................            2,960         2,990,420
   First Horizon Asset Securities, Inc. 05-AR1, 2A1
     5.027%, 4/25/35(c) ...................................              987           961,992
   GMAC Commercial Mortgage Securities, Inc.
     97-C2, A3 6.566%, 4/15/29 ............................              709           714,964

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED

   GS Mortgage Securities Corp. II 05-GG4, AJ
     4.782%, 7/10/39 ......................................   $        1,640    $    1,507,390
   GS Mortgage Securities Corp. II 99-C1, A2
     6.11%, 11/18/30(c) ...................................            3,341         3,360,936
   JP Morgan Mortgage Trust 06-S1, 1A1
     6%, 4/25/36 ..........................................            1,344         1,337,043
   JPMorgan Chase Commercial Mortgage Securities
     Corp. 01-CIBC, A3 6.26%, 3/15/33 .....................            1,160         1,183,402
   JPMorgan Mortgage Trust 05-S2, 2A15
     6%, 9/25/35 ..........................................            1,746         1,706,130
   JPMorgan Mortgage Trust 05-S3, 1A12
     6%, 1/25/36 ..........................................              696           685,350
   Lehman Brothers Commercial Conduit Mortgage
     Trust 99-C2, A2 7.325%, 10/15/32 .....................            1,840         1,914,701
   Master Resecuritization Trust 05-1 144A
     5%, 10/28/34(b) ......................................              537           501,895
   MASTR Alternative Loans Trust 05-5, 4A1
     5.75%, 8/25/35 .......................................              380           371,873
   Merrill Lynch Mortgage Trust 06-C1, AM
     5.844%, 5/12/39(c) ...................................              700           687,969
   Residential Accredit Loans, Inc. 06-QA1, A21
     6.008%, 1/25/36(c) ...................................            1,664         1,659,282
   Structured Asset Securities Corp. 03-32, 1A1
     5.25%, 11/25/33(c) ...................................              655           616,872
   Structured Asset Securities Corp. 05-6, 4A1
     5%, 5/25/35 ..........................................            1,351         1,257,168
   Wells Fargo Mortgage Backed Securities Trust
     04-EE, 2A3 3.989%, 12/25/34(c) .......................              690           665,730
   Wells Fargo Mortgage Backed Securities Trust
     05-14, 2A1 5.50%, 12/25/35 ...........................            1,444         1,368,982
   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20 ................................              686           653,208
   Wells Fargo Mortgage Backed Securities Trust
     05-AR10, 2A16 4.11%, 6/25/35(c) ......................            1,000           963,750
   Wells Fargo Mortgage Backed Securities Trust
     05-AR16, 6A3 5%, 10/25/35(c) .........................              638           624,491
   Wells Fargo Mortgage Backed Securities Trust
     05-AR4, 2A1 4.531%, 4/25/35(c) .......................            1,658         1,604,091
                                                                                --------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $40,876,119) ...........................................        40,249,717
                                                                                --------------
FOREIGN GOVERNMENT SECURITIES--0.8%

BRAZIL--0.1%
   Federative Republic of Brazil 8.875%, 10/14/19 .........              200           223,300
                                                                                --------------
GERMANY--0.1%
   Federal Republic of Germany 144A
     3.25%, 4/17/09(b) ....................................              255(g)        322,463
                                                                                --------------
PANAMA--0.3%
   Republic of Panama 7.25%, 3/15/15 ......................              240           243,600
   Republic of Panama 9.375%, 1/16/23 .....................              550           654,500
                                                                                --------------
                                                                                       898,100
                                                                                --------------
PHILIPPINES--0.1%
   Republic of Philippines 8.375%, 2/15/11 ................              360           375,300
   Republic of Philippines 10.625%, 3/16/25 ...............               70            86,800
                                                                                --------------
                                                                                       462,100
                                                                                --------------
RUSSIA--0.2%
   Russian Federation RegS 5%, 3/31/30(c)(e) ..............              650           693,062
                                                                                --------------

TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $2,574,482) ............................................         2,599,025
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
FOREIGN CORPORATE BONDS(d)--3.1%

AUSTRALIA--0.2%
   United Energy Distribution Holdings
     Property Ltd. 144A 5.45%, 4/15/16(b) .................   $          500    $      478,800
   Westfield Capital Corp. 144A
     5.125%, 11/15/14(b) ..................................              175           164,063
                                                                                --------------
                                                                                       642,863
                                                                                --------------
BRAZIL--0.1%
   Petrobras International Finance Co.
     9.125%, 7/2/13(i) ....................................              250           278,750
                                                                                --------------
CANADA--0.1%
   Husky Energy, Inc. 6.15%, 6/15/19 ......................              140           136,956
                                                                                --------------
CHILE--0.3%
   Banco Santander Chile 144A
     5.375%, 12/9/14(b) ...................................              300           285,271
   Celulosa Arauco y Constitucion SA
     5.625%, 4/20/15 ......................................              355           330,609
   Petropower I Funding Trust 144A
     7.36%, 2/15/14(b) ....................................              508           474,105
                                                                                --------------
                                                                                     1,089,985
                                                                                --------------
FINLAND--0.1%
   Stora Enso Oyj 144A 6.404%, 4/15/16(b) .................              280           271,382
                                                                                --------------
GERMANY--0.3%
   Deutsche Bank AG NY Series GS
     4.66%, 3/22/12(c) ....................................            1,000           941,300
                                                                                --------------
KAZAKHSTAN--0.4%
   Kazkommerts International BV 144A
     7%, 11/3/09(b) .......................................            1,250         1,240,625
                                                                                --------------
MEXICO--0.2%
   America Movil SA de CV 5.75%, 1/15/15(i) ...............              340           316,785
   Pemex Project Funding Master Trust
     5.75%, 12/15/15(i) ...................................              400           368,400
                                                                                --------------
                                                                                       685,185
                                                                                --------------
NETHERLANDS--0.2%
   Coca-Cola HBC Finance BV 5.125%, 9/17/13 ...............              750           714,794
                                                                                --------------
RUSSIA--0.2%
   Gazprom RegS (Morgan Stanley AG)
     9.625%, 3/1/13(e) ....................................              500           571,450
                                                                                --------------
SINGAPORE--0.2%
   Chartered Semiconductor Manufacturing Ltd.
     5.75%, 8/3/10 ........................................              290           282,104
   DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) ..................              525           478,294
                                                                                --------------
                                                                                       760,398
                                                                                --------------
UNITED KINGDOM--0.4%
   HBOS plc 144A 5.375%, 11/29/49(b)(c) ...................            1,000           947,079
   Tate & Lyle International Finance plc 144A
     6.625%, 6/15/16(b) ...................................              275           275,104
   Vodafone Group plc 5%, 9/15/15(i) ......................              150           135,669
                                                                                --------------
                                                                                     1,357,852
                                                                                --------------
UNITED STATES--0.4%
   Amvescap plc 5.375%, 12/15/14 ..........................            1,000           945,549
   XL Capital Europe plc 6.50%, 1/15/12 ...................              275           279,083
                                                                                --------------
                                                                                     1,224,632
                                                                                --------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $10,378,574) ...........................................         9,916,172
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--54.8%

AEROSPACE & DEFENSE--2.2%
   Boeing Co. (The)(i) ....................................           10,200    $      835,482
   Honeywell International, Inc. ..........................           23,400           943,020
   Lockheed Martin Corp. ..................................           16,400         1,176,536
   Northrop Grumman Corp. .................................           11,100           711,066
   Raytheon Co. ...........................................           12,400           552,668
   United Technologies Corp. ..............................           42,800         2,714,376
                                                                                --------------
                                                                                     6,933,148
                                                                                --------------
AIR FREIGHT & LOGISTICS--0.1%
   Pacer International, Inc. ..............................            5,000           162,900
   United Parcel Service, Inc. Class B ....................            3,500           288,155
                                                                                --------------
                                                                                       451,055
                                                                                --------------
APPAREL RETAIL--0.2%
   Gap, Inc. (The) ........................................           38,400           668,160
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
   VF Corp. ...............................................            7,100           482,232
                                                                                --------------
APPLICATION SOFTWARE--0.2%
   Autodesk, Inc.(h) ......................................            4,500           155,070
   Intuit, Inc.(h) ........................................            8,300           501,237
                                                                                --------------
                                                                                       656,307
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
   Bank of New York Co., Inc. (The) .......................           22,100           711,620
   Federated Investors, Inc. Class B ......................           11,900           374,850
   Franklin Resources, Inc. ...............................            7,100           616,351
   Northern Trust Corp. ...................................           17,600           973,280
   State Street Corp. .....................................           12,400           720,316
                                                                                --------------
                                                                                     3,396,417
                                                                                --------------
AUTOMOBILE MANUFACTURERS--0.1%
   Ford Motor Co.(i) ......................................           41,800           289,674
                                                                                --------------
BROADCASTING & CABLE TV--0.1%
   CBS Corp. Class B ......................................           17,400           470,670
                                                                                --------------
BUILDING PRODUCTS--0.3%
   Masco Corp.(i) .........................................           22,000           652,080
   USG Corp.(h)(i) ........................................            2,400           175,032
                                                                                --------------
                                                                                       827,112
                                                                                --------------
COAL & CONSUMABLE FUELS--0.1%
   Foundation Coal Holdings, Inc. .........................            3,700           173,641
                                                                                --------------
COMMERCIAL PRINTING--0.2%
   Donnelley (R.R.) & Sons Co. ............................           17,700           565,515
                                                                                --------------
COMMUNICATIONS EQUIPMENT--1.6%
   Cisco Systems, Inc.(h) .................................          141,600         2,765,448
   Harris Corp. ...........................................            7,300           303,023
   Motorola, Inc. .........................................           92,700         1,867,905
   Tellabs, Inc.(h) .......................................           18,300           243,573
                                                                                --------------
                                                                                     5,179,949
                                                                                --------------
COMPUTER HARDWARE--2.1%
   Dell, Inc.(h) ..........................................           51,300         1,252,233
   Hewlett-Packard Co. ....................................           61,200         1,938,816
   International Business Machines Corp. ..................           41,700         3,203,394
   NCR Corp.(h) ...........................................            5,200           190,528
                                                                                --------------
                                                                                     6,584,971
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--0.1%
   Emulex Corp.(h) ........................................           21,800           354,686
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
   PACCAR, Inc. ...........................................            6,600    $      543,708
   Toro Co. (The) .........................................            9,200           429,640
                                                                                --------------
                                                                                       973,348
                                                                                --------------
CONSUMER FINANCE--0.7%
   American Express Co.(i) ................................           26,800         1,426,296
   Capital One Financial Corp. ............................            8,300           709,235
                                                                                --------------
                                                                                     2,135,531
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
   CheckFree Corp.(h) .....................................            3,000           148,680
   Computer Sciences Corp.(h) .............................            3,200           155,008
   Fiserv, Inc.(h) ........................................           18,300           830,088
                                                                                --------------
                                                                                     1,133,776
                                                                                --------------
DEPARTMENT STORES--1.2%
   Federated Department Stores, Inc. ......................           36,600         1,339,560
   Nordstrom, Inc. ........................................           29,600         1,080,400
   Penney (JC) Co., Inc. ..................................           20,800         1,404,208
                                                                                --------------
                                                                                     3,824,168
                                                                                --------------
DIVERSIFIED BANKS--1.7%
   Comerica, Inc. .........................................            8,600           447,114
   U.S. Bancorp ...........................................           19,200           592,896
   Wachovia Corp. .........................................           62,700         3,390,816
   Wells Fargo & Co. ......................................           15,100         1,012,908
                                                                                --------------
                                                                                     5,443,734
                                                                                --------------
DIVERSIFIED CHEMICALS--0.3%
   Dow Chemical Co. (The) .................................           17,800           694,734
   PPG Industries, Inc. ...................................            2,600           171,600
                                                                                --------------
                                                                                       866,334
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
   Dun & Bradstreet Corp.(h) ..............................            6,100           425,048
                                                                                --------------
DIVERSIFIED METALS & MINING--0.2%
   Freeport-McMoRan Copper & Gold, Inc.
     Class B (Indonesia)(i) ...............................           13,200           731,412
                                                                                --------------
ELECTRIC UTILITIES--0.2%
   PPL Corp. ..............................................           16,000           516,800
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
   Emerson Electric Co. ...................................           19,400         1,625,914
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
   Sanmina-SCI Corp.(h) ...................................           58,300           268,180
                                                                                --------------
FOOD RETAIL--0.1%
   Kroger Co. (The) .......................................           17,600           384,736
                                                                                --------------
FOOTWEAR--0.3%
   Nike, Inc. Class B .....................................           10,200           826,200
                                                                                --------------
GENERAL MERCHANDISE STORES--0.0%
   Dollar General Corp. ...................................           11,000           153,780
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.6%
   Cardinal Health, Inc. ..................................           13,200           849,156
   McKesson Corp. .........................................           21,900         1,035,432
                                                                                --------------
                                                                                     1,884,588
                                                                                --------------
HEALTH CARE EQUIPMENT--0.7%
   Baxter International, Inc. .............................           21,200           779,312
   Becton, Dickinson & Co. ................................           21,600         1,320,408
   Kinetic Concepts, Inc.(h)(i) ...........................            4,300           189,845
                                                                                --------------
                                                                                     2,289,565
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
HEALTH CARE SERVICES--0.2%
   Caremark Rx, Inc. ......................................           10,400    $      518,648
                                                                                --------------
HEALTH CARE SUPPLIES--0.2%
   Bausch & Lomb, Inc.(i) .................................           11,800           578,672
                                                                                --------------
HOME IMPROVEMENT RETAIL--0.8%
   Home Depot, Inc. (The) .................................           41,300         1,478,127
   Sherwin-Williams Co. (The)(i) ..........................           23,700         1,125,276
                                                                                --------------
                                                                                     2,603,403
                                                                                --------------
HOUSEHOLD APPLIANCES--0.4%
   Black & Decker Corp. (The) .............................           13,200         1,114,872
   Whirlpool Corp. ........................................            3,200           264,480
                                                                                --------------
                                                                                     1,379,352
                                                                                --------------
HOUSEHOLD PRODUCTS--0.9%
   Colgate-Palmolive Co.(i) ...............................           21,500         1,287,850
   Kimberly-Clark Corp. ...................................           25,500         1,573,350
                                                                                --------------
                                                                                     2,861,200
                                                                                --------------
HOUSEWARES & SPECIALTIES--0.3%
   Newell Rubbermaid, Inc.(i) .............................           31,600           816,228
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.0%
   Labor Ready, Inc.(h) ...................................            5,400           122,310
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
   Constellation Energy Group, Inc. .......................           13,300           725,116
                                                                                --------------
INDUSTRIAL CONGLOMERATES--1.2%
   3M Co. .................................................            3,700           298,849
   General Electric Co. ...................................           90,500         2,982,880
   Textron, Inc. ..........................................            5,200           479,336
                                                                                --------------
                                                                                     3,761,065
                                                                                --------------
INDUSTRIAL MACHINERY--1.1%
   Danaher Corp. ..........................................            4,200           270,144
   Dover Corp.(i) .........................................            4,900           242,207
   Eaton Corp. ............................................           18,400         1,387,360
   Illinois Tool Works, Inc. ..............................           28,100         1,334,750
   Parker-Hannifin Corp. ..................................            5,200           403,520
                                                                                --------------
                                                                                     3,637,981
                                                                                --------------
INSURANCE BROKERS--0.1%
   AON Corp. ..............................................            9,400           327,308
                                                                                --------------
INTEGRATED OIL & GAS--5.1%
   Chevron Corp. ..........................................           44,700         2,774,082
   ConocoPhillips .........................................           25,900         1,697,227
   Exxon Mobil Corp. ......................................          128,200         7,865,070
   Marathon Oil Corp. .....................................            4,000           333,200
   Occidental Petroleum Corp. .............................           34,400         3,527,720
                                                                                --------------
                                                                                    16,197,299
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.4%
   AT&T, Inc. .............................................           98,900         2,758,321
   BellSouth Corp. ........................................           40,100         1,451,620
   Citizens Communications Co.(i) .........................           64,400           840,420
   Embarq Corp.(h) ........................................            2,895           118,666
   Qwest Communications International, Inc.(h)(i) .........           31,100           251,599
   Verizon Communications, Inc. ...........................           71,600         2,397,884
                                                                                --------------
                                                                                     7,818,510
                                                                                --------------
INTERNET RETAIL--0.1%
   IAC/InterActiveCorp.(h)(i) .............................           13,700           362,913
                                                                                --------------
INTERNET SOFTWARE & SERVICES--0.2%
   VeriSign, Inc.(h)(i) ...................................           24,400           565,348
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
INVESTMENT BANKING & BROKERAGE--1.0%
   Merrill Lynch & Co., Inc.(i) ...........................           32,400    $    2,253,744
   Morgan Stanley .........................................           13,100           828,051
                                                                                --------------
                                                                                     3,081,795
                                                                                --------------
LIFE & HEALTH INSURANCE--2.1%
   AFLAC, Inc. ............................................           16,600           769,410
   Lincoln National Corp. .................................           21,300         1,202,172
   MetLife, Inc.(i) .......................................           46,200         2,365,902
   Principal Financial Group, Inc. (The) ..................           17,000           946,050
   Protective Life Corp. ..................................            2,600           121,212
   Prudential Financial, Inc.(i) ..........................           14,100         1,095,570
   StanCorp Financial Group, Inc. .........................            2,900           147,639
                                                                                --------------
                                                                                     6,647,955
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
   Applera Corp. - Applied Biosystems Group ...............           10,800           349,380
   Fisher Scientific International, Inc.(h) ...............           10,600           774,330
   PerkinElmer, Inc. ......................................           30,100           629,090
                                                                                --------------
                                                                                     1,752,800
                                                                                --------------
MANAGED HEALTH CARE--1.1%
   Aetna, Inc. ............................................           25,400         1,014,222
   CIGNA Corp. ............................................            5,700           561,507
   UnitedHealth Group, Inc. ...............................           20,100           900,078
   WellPoint, Inc.(h) .....................................           16,500         1,200,705
                                                                                --------------
                                                                                     3,676,512
                                                                                --------------
METAL & GLASS CONTAINERS--0.2%
   Crown Holdings, Inc.(h) ................................           21,700           337,869
   Silgan Holdings, Inc. ..................................            4,100           151,741
                                                                                --------------
                                                                                       489,610
                                                                                --------------
MORTGAGE REIT'S--0.1%
   American Home Mortgage Investment Corp.(i) .............            8,200           302,252
                                                                                --------------
MOTORCYCLE MANUFACTURERS--0.1%
   Harley-Davidson, Inc.(i) ...............................            3,300           181,137
                                                                                --------------
MOVIES & ENTERTAINMENT--1.3%
   Time Warner, Inc. ......................................          174,200         3,013,660
   Viacom, Inc. Class B(h) ................................           17,400           623,616
   Walt Disney Co. (The) ..................................           21,000           630,000
                                                                                --------------
                                                                                     4,267,276
                                                                                --------------
MULTI-LINE INSURANCE--0.1%
   Hartford Financial Services Group, Inc. (The) ..........            2,400           203,040
   Unitrin, Inc. ..........................................            2,400           104,616
                                                                                --------------
                                                                                       307,656
                                                                                --------------
OFFICE REIT'S--0.3%
   Boston Properties, Inc.(i) .............................            4,700           424,880
   Highwoods Properties, Inc. .............................           17,500           633,150
                                                                                --------------
                                                                                     1,058,030
                                                                                --------------
OIL & GAS DRILLING--0.3%
   Grey Wolf, Inc.(h)(i) ..................................           69,100           532,070
   TODCO Class A(i) .......................................           11,300           461,605
                                                                                --------------
                                                                                       993,675
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
   Devon Energy Corp. .....................................            9,400           567,854
                                                                                --------------
OIL & GAS REFINING & MARKETING--0.1%
   Sunoco, Inc. ...........................................            4,900           339,521
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.0%
   Bank of America Corp. ..................................          130,200         6,262,620
   Citigroup, Inc. ........................................           58,000         2,797,920
   JPMorgan Chase & Co. ...................................           92,100         3,868,200
                                                                                --------------
                                                                                    12,928,740
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
PACKAGED FOODS & MEATS--1.2%
   Campbell Soup Co. ......................................           14,000    $      519,540
   General Mills, Inc. ....................................           16,900           873,054
   Kellogg Co. ............................................           47,800         2,314,954
                                                                                --------------
                                                                                     3,707,548
                                                                                --------------
PHARMACEUTICALS--4.0%
   Abbott Laboratories ....................................           33,400         1,456,574
   Barr Pharmaceuticals, Inc.(h)(i) .......................            7,500           357,675
   Endo Pharmaceuticals Holdings, Inc.(h) .................           11,600           382,568
   Johnson & Johnson ......................................           74,600         4,470,032
   Lilly (Eli) & Co. ......................................           11,000           607,970
   Merck & Co., Inc.(i) ...................................           25,500           928,965
   Pfizer, Inc. ...........................................          160,900         3,776,323
   Watson Pharmaceuticals, Inc.(h) ........................            4,800           111,744
   Wyeth ..................................................           13,500           599,535
                                                                                --------------
                                                                                    12,691,386
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--1.5%
   Allstate Corp. (The) ...................................           44,200         2,419,066
   Cincinnati Financial Corp.(i) ..........................            3,300           155,133
   Philadelphia Consolidated Holding Co.(h) ...............            3,500           106,260
   Progressive Corp. (The) ................................           21,000           539,910
   St. Paul Travelers Cos., Inc. (The) ....................           38,500         1,716,330
                                                                                --------------
                                                                                     4,936,699
                                                                                --------------
RAILROADS--0.3%
   Burlington Northern Santa Fe Corp. .....................            4,300           340,775
   Norfolk Southern Corp. .................................            9,700           516,234
                                                                                --------------
                                                                                       857,009
                                                                                --------------
REGIONAL BANKS--0.5%
   Bank of Hawaii Corp. ...................................            7,400           367,040
   KeyCorp ................................................           17,100           610,128
   National City Corp. ....................................            4,700           170,093
   SunTrust Banks, Inc. ...................................            3,200           244,032
   Synovus Financial Corp. ................................            8,700           232,986
                                                                                --------------
                                                                                     1,624,279
                                                                                --------------
RESTAURANTS--0.8%
   McDonald's Corp. .......................................           50,200         1,686,720
   Yum! Brands, Inc. ......................................           16,100           809,347
                                                                                --------------
                                                                                     2,496,067
                                                                                --------------
RETAIL REIT'S--0.1%
   New Plan Excel Realty Trust ............................            9,500           234,555
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--0.1%
   Amkor Technology, Inc.(h) ..............................           15,300           144,738
   Lam Research Corp.(h) ..................................            6,100           284,382
                                                                                --------------
                                                                                       429,120
                                                                                --------------
SEMICONDUCTORS--1.9%
   Advanced Micro Devices, Inc.(h) ........................           15,900           388,278
   Freescale Semiconductor, Inc. Class B(h) ...............           18,300           538,020
   Intel Corp. ............................................          112,500         2,131,875
   LSI Logic Corp.(h)(i) ..................................           34,700           310,565
   National Semiconductor Corp. ...........................           14,800           352,980
   NVIDIA Corp.(h)(i) .....................................           11,200           238,448
   OmniVision Technologies, Inc.(h)(i) ....................           14,100           297,792
   ON Semiconductor Corp.(h)(i) ...........................           39,300           231,084
   Texas Instruments, Inc. ................................           41,100         1,244,919
   Zoran Corp.(h) .........................................            8,500           206,890
                                                                                --------------
                                                                                     5,940,851
                                                                                --------------
SOFT DRINKS--0.7%
   Coca-Cola Co. (The) ....................................           20,800           894,816
   Pepsi Bottling Group, Inc. (The) .......................           38,000         1,221,700
   PepsiAmericas, Inc. ....................................            5,900           130,449
                                                                                --------------
                                                                                     2,246,965
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
SPECIALTY CHEMICALS--0.1%
   Rohm and Haas Co. ......................................            5,400    $      270,648
                                                                                --------------
SPECIALTY STORES--0.1%
   Barnes & Noble, Inc. ...................................            3,400           124,100
   Staples, Inc. ..........................................            5,200           126,464
                                                                                --------------
                                                                                       250,564
                                                                                --------------
SYSTEMS SOFTWARE--1.6%
   BMC Software, Inc.(h) ..................................           12,100           289,190
   Microsoft Corp. ........................................          141,400         3,294,620
   Oracle Corp.(h) ........................................           97,700         1,415,673
   Symantec Corp.(h) ......................................            8,300           128,982
                                                                                --------------
                                                                                     5,128,465
                                                                                --------------
TECHNOLOGY DISTRIBUTORS--0.1%
   Arrow Electronics, Inc.(h)(i) ..........................            9,400           302,680
                                                                                --------------
TOBACCO--0.9%
   Loews Corp. - Carolina Group ...........................           20,000         1,027,400
   Reynolds American, Inc.(i) .............................           16,900         1,948,570
                                                                                --------------
                                                                                     2,975,970
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
   Sprint Nextel Corp. ....................................           56,800         1,135,432
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $163,677,785) ..........................................       174,615,055
                                                                                --------------
FOREIGN COMMON STOCKS(d)--1.0%

INDUSTRIAL CONGLOMERATES--0.2%
   Tyco International Ltd. (United States) ................           22,300           613,250
                                                                                --------------
INDUSTRIAL MACHINERY--0.8%
   Ingersoll-Rand Co. Ltd. Class A (United States)(i) .....           56,800         2,429,904
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $3,118,271) ............................................         3,043,154
                                                                                --------------
EXCHANGE TRADED FUNDS--2.7%
   SPDR Trust Series I ....................................           67,300         8,565,944
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $8,426,829) ............................................         8,565,944
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.7%
  (Identified Cost $306,713,525) ...........................................       314,697,340
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--6.4%

MONEY MARKET MUTUAL FUNDS--5.0%
   State Street Navigator Prime Plus
     (5.06% seven day effective yield)(k) .................       15,873,120    $   15,873,120
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
COMMERCIAL PAPER(l)--1.4%
   Sysco Corp. 5.27%, 7/3/06 ..............................   $        1,720         1,719,496
   BellSouth Corp. 5.25%, 7/7/06 ..........................            2,815         2,812,537
                                                                                --------------
                                                                                     4,532,033
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $20,405,153) ...........................................        20,405,153
                                                                                --------------
TOTAL INVESTMENTS--105.1%
   (Identified cost $327,118,678) ..........................................       335,102,493(a)
   Other assets and liabilities, net--(5.1)% ...............................       (16,119,965)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  318,982,528
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,086,541 and gross depreciation of $10,398,110 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $327,414,062.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $10,100,125 or 3.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in
      Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. At June 30, 2006, this security amounted to a value of $2,048,948 or 0.6% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g)   Par value represents Euro.

(h)   Non-income producing.

(i)   All or a portion of security is on loan.

(j)   All or a portion segregated as collateral for forward currency contracts.

(k) Represents security purchased with cash collateral received for securities on loan.

(l)   The rate shown is the discount rate.

(m)   Escrowed to maturity.

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value, including $15,492,686 of securities on loan
   (Identified cost $327,118,678) .....................................................         $  335,102,493
Cash ..................................................................................                 13,721
Receivables
   Investment securities sold .........................................................              1,498,446
   Dividends and interest .............................................................              1,228,569
   Fund shares sold ...................................................................                     85
Unrealized appreciation on forward currency contracts .................................                 12,083
Prepaid expenses ......................................................................                    221
                                                                                                --------------
        Total assets ..................................................................            337,855,618
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................              2,235,843
   Fund shares repurchased ............................................................                409,737
   Upon return of securities loaned ...................................................             15,873,120
   Investment advisory fee ............................................................                154,540
   Financial agent fee ................................................................                 22,989
   Administration fee .................................................................                 17,050
   Trustees' fee ......................................................................                 13,033
   Other accrued expenses .............................................................                131,925
Unrealized depreciation on forward currency contracts .................................                 14,853
                                                                                                --------------
        Total liabilities .............................................................             18,873,090
                                                                                                --------------
NET ASSETS ............................................................................         $  318,982,528
                                                                                                ==============

NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  279,396,703
   Undistributed net investment income ................................................                664,800
   Accumulated net realized gain ......................................................             30,940,149
   Net unrealized appreciation ........................................................              7,980,876
                                                                                                --------------
NET ASSETS ............................................................................         $  318,982,528
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization ............................................................             23,559,730
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        13.54
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Interest ...........................................................................         $    3,996,401
   Dividends ..........................................................................              1,720,652
   Security lending ...................................................................                  5,546
   Foreign taxes withheld .............................................................                 (1,852)
                                                                                                --------------
        Total investment income .......................................................              5,720,747
                                                                                                --------------

EXPENSES
   Investment advisory fee ............................................................                987,127
   Financial agent fee ................................................................                117,006
   Administration fee .................................................................                109,335
   Printing ...........................................................................                 92,822
   Trustees ...........................................................................                 21,711
   Custodian ..........................................................................                 18,232
   Professional .......................................................................                 16,899
   Miscellaneous ......................................................................                 53,553
                                                                                                --------------
        Total expenses ................................................................              1,416,685
   Custodian fees paid indirectly .....................................................                 (2,691)
                                                                                                --------------
        Net expenses ..................................................................              1,413,994
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................              4,306,753
                                                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................             30,961,627
   Net realized gain (loss) on foreign currency transactions ..........................                 16,244
   Net change in unrealized appreciation (depreciation) on investments ................            (26,382,134)
   Net change in unrealized appreciation (depreciation) on foreign
      currency translation ............................................................                 (2,305)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              4,593,432
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    8,900,185
                                                                                                ==============

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $    4,306,753    $    9,219,316
   Net realized gain (loss) ................................................      30,977,871        16,409,528
   Net change in unrealized appreciation (depreciation) ....................     (26,384,439)      (19,667,335)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       8,900,185         5,961,509
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................      (4,075,036)       (8,812,313)
   Net realized short-term gains ...........................................      (4,539,138)       (5,407,467)
   Net realized long-term gains ............................................      (4,437,262)       (4,384,066)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............     (13,051,436)      (18,603,846)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (81,376 and 114,234 shares, respectively) .       1,151,741         1,603,818
   Net asset value of shares issued from reinvestment of distributions
     (977,009 and 1,339,912 shares, respectively) ..........................      13,051,436        18,603,846
   Cost of shares repurchased (3,103,276 and 5,888,632 shares, respectively)     (43,811,798)      (82,666,353)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............     (29,608,621)      (62,458,689)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................     (33,759,872)      (75,101,026)

NET ASSETS
   Beginning of period .....................................................     352,742,400       427,843,426
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $664,800 AND $433,083, RESPECTIVELY] ...............................  $  318,982,528    $  352,742,400
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                            YEAR ENDED DECEMBER 31,
                                                2006          ----------------------------------------------------------------
                                             (UNAUDITED)        2005           2004        2003(3)       2002          2001(2)
                                             ----------       ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....   $    13.78       $   14.24      $   13.96    $   11.95    $   13.92     $   14.25

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..........         0.18(1)         0.34(1)        0.37         0.33         0.35          0.36(1)
   Net realized and unrealized gain (loss)         0.16           (0.08)          0.65         2.02        (1.96)        (0.11)
                                             ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....         0.34            0.26           1.02         2.35        (1.61)         0.25
                                             ----------       ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..        (0.18)          (0.33)         (0.37)       (0.34)       (0.36)        (0.35)
   Distributions from net realized gains .        (0.40)          (0.39)         (0.37)          --           --         (0.23)
                                             ----------       ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................        (0.58)          (0.72)         (0.74)       (0.34)       (0.36)        (0.58)
                                             ----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................        (0.24)          (0.46)          0.28         2.01        (1.97)        (0.33)
                                             ----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........   $    13.54       $   13.78      $   14.24    $   13.96    $   11.95     $   13.92
                                             ==========       =========      =========    =========    =========     =========
Total return .............................         2.51%(5)        1.79%          7.46%       19.87%      (11.58)%        1.87%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .   $  318,983       $ 352,742      $ 427,843    $ 468,630    $ 444,017     $ 374,817

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses ....................         0.84%(4)        0.79%          0.78%        0.77%        0.70%         0.71%
   Net investment income (loss) ..........         2.56%(4)        2.39%          2.44%        2.54%        2.73%         2.56%
Portfolio turnover .......................           66%(5)          62%            65%          87%          78%           44%

(1)   Computed using average shares outstanding.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 2.60% to 2.56%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share.

(3) As a result of changes in generally accepted accounting principles, the series has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. There was no change to net investment income per share, net realized and unrealized gain
      (loss) per share and the net investment income ratio for the period ended December 31, 2003.

(4)   Annualized.

(5)   Not annualized.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Money Market Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                 BEGINNING          ENDING       EXPENSES PAID
                                               ACCOUNT VALUE     ACCOUNT VALUE      DURING
   MONEY MARKET SERIES                       DECEMBER 31, 2005   JUNE 30, 2006      PERIOD*
   ---------------------------------------   -----------------   -------------   -------------
   Actual                                        $1,000.00         $1,020.60         $3.25

   Hypothetical (5% return before expenses)       1,000.00          1,021.54          3.26

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.65%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                       PHOENIX-GOODWIN MONEY MARKET SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                 73%
Federal Agency Securities                        14
Medium Term Notes                                 7
Variable Money Market
Certificates                                      6

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

 FACE
VALUE                                                                 INTEREST   MATURITY
(000)    DESCRIPTION                                                    RATE       DATE          VALUE
------   -----------                                                  --------   --------    -------------
FEDERAL AGENCY SECURITIES(b)--12.6%

$1,000   FHLB .............................................             2.00%     7/14/06    $     998,983
 1,000   FHLB .............................................             4.07      8/25/06          998,834
 3,500   FNMA .............................................             2.63     11/15/06        3,466,448
 2,700   FHLB .............................................             3.13     11/24/06        2,676,740
 1,000   FHLB(c) ..........................................             3.00     11/28/06          997,147
 2,000   FFCB .............................................             3.78      12/1/06        1,987,054
 3,000   FHLB .............................................             3.50     12/29/06        2,981,937
 1,000   FHLB .............................................             4.13      4/12/07          991,059
 3,000   FHLB(c) ..........................................             5.10      6/14/07        3,000,000
 3,500   FHLB(c) ..........................................             5.22      7/30/07        3,499,632
                                                                                             -------------
TOTAL FEDERAL AGENCY SECURITIES .........................................................       21,597,834
                                                                                             -------------
                                                                                  RESET
                                                                                   DATE
                                                                                 --------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--1.4%

    91   SBA (Final Maturity 1/25/21) .....................             5.50       7/1/06           91,247
   397   SBA (Final Maturity 10/25/22 .....................             5.25       7/1/06          394,996
   630   SBA (Final Maturity 11/25/21) ....................             5.38       7/1/06          629,934
   214   SBA (Final Maturity 2/25/23) .....................             5.25       7/1/06          214,481
   203   SBA (Final Maturity 2/25/23) .....................             5.25       7/1/06          203,152
   288   SBA (Final Maturity 3/25/24) .....................             5.38       7/1/06          288,060
    65   SBA (Final Maturity 5/25/21) .....................             5.25       7/1/06           65,125
   406   SBA (Final Maturity 9/25/23) .....................             5.13       7/1/06          403,904
                                                                                             -------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE ...............................................        2,290,899
                                                                                             -------------

                                                                                 MATURITY
                                                                                   DATE
                                                                                 --------
VARIABLE MONEY MARKET CERTIFICATES--6.0%

 3,400   Bank of America Corp.(c) .........................             5.20     11/17/06        3,400,000
 5,610   General Electric Capital Corp.(c) ................             5.53      9/18/06        5,611,936
 1,255   Wells Fargo Bank NAc) ............................             5.26      7/24/06        1,254,990
                                                                                             -------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES ................................................       10,266,926
                                                                                             -------------
COMMERCIAL PAPER(d)--73.3%

 4,063   ABN-AMRO NA Finance, Inc. ........................             5.25      7/21/06        4,051,150
 3,500   Alpine Securitization Corp. ......................             5.26      7/27/06        3,486,704
   880   Bank of America Corp. ............................             5.30       7/7/06          879,223
 1,760   BellSouth Corp. ..................................             5.30      7/11/06        1,757,409
 3,500   BellSouth Corp. ..................................             5.29      7/14/06        3,493,314
 1,000   CAFCO LLC ........................................             5.27       7/3/06          999,707
 2,000   CAFCO LLC ........................................             5.18       8/7/06        1,989,352
 3,500   CAFCO LLC ........................................             5.28      8/18/06        3,475,360
 2,000   CAFCO LLC ........................................             5.35      8/24/06        1,983,950
 1,385   Cargill, Inc. ....................................             5.08       7/6/06        1,384,023
 1,020   Cargill, Inc. ....................................             5.26      7/20/06        1,017,168

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

 FACE
VALUE                                                                 INTEREST   MATURITY
(000)    DESCRIPTION                                                     RATE      DATE          VALUE
------   -----------                                                  --------   --------    -------------
COMMERCIAL PAPER(d)--CONTINUED
$3,500   Ciesco LLC .......................................             5.02%      7/6/06    $   3,497,560
 3,500   Ciesco LLC .......................................             5.03      7/25/06        3,488,263
 1,600   Ciesco LLC .......................................             5.15       8/3/06        1,592,447
 2,600   CIT Group, Inc. ..................................             5.03       7/5/06        2,598,547
 3,235   CIT Group, Inc. ..................................             4.76       8/9/06        3,218,318
   600   CIT Group, Inc. ..................................             5.16      8/21/06          595,614
 1,942   CIT Group, Inc. ..................................             5.09      11/1/06        1,908,227
 2,300   Clipper Receivables Co. LLC ......................             4.07       7/7/06        2,298,056
 3,500   Clipper Receivables Co. LLC ......................             5.12      7/13/06        3,494,027
 1,300   Danaher Corp. ....................................             5.27      7/10/06        1,298,287
 2,300   Danaher Corp. ....................................             5.13      7/11/06        2,296,723
 3,825   Danaher Corp. ....................................             5.05      7/18/06        3,815,878
 1,200   Danaher Corp. ....................................             5.20      7/20/06        1,196,707
 1,900   Danske Corp. .....................................             5.03      7/26/06        1,893,363
 2,800   Danske Corp. .....................................             5.15      7/26/06        2,789,986
 3,000   Gemini Securitization LLC ........................             5.04       7/6/06        2,997,900
 3,000   General Electric Capital Corp. ...................             5.04      8/14/06        2,981,520
 2,500   George Street Finance LLC ........................             5.20      7/17/06        2,494,222
 2,000   George Street Finance LLC ........................             5.26      7/19/06        1,994,740
 2,500   George Street Finance LLC ........................             5.29      7/25/06        2,491,183
 3,445   Govco, Inc. ......................................             5.01      7/25/06        3,433,494
 3,500   Govco, Inc. ......................................             5.13       8/1/06        3,484,539
 2,500   Harley-Davidson Funding ..........................             5.25      8/14/06        2,483,958
 3,000   Lockhart Funding LLC .............................             5.09      7/12/06        2,995,334
 3,500   Lockhart Funding LLC .............................             5.10      7/19/06        3,491,075
 2,000   Lockhart Funding LLC .............................             5.17       8/4/06        1,990,234
 3,545   Merrill Lynch & Co. ..............................             5.32       7/3/06        3,543,952
 2,500   Merrill Lynch & Co. ..............................             5.30       7/5/06        2,498,528
 2,500   Preferred Receivables Funding Corp. ..............             5.10      7/14/06        2,495,396
 1,160   Private Export Funding Corp. .....................             4.95      7/11/06        1,158,405
 2,750   Private Export Funding Corp. .....................             5.03      7/20/06        2,742,700
 3,100   Private Export Funding Corp. .....................             5.03      8/10/06        3,082,674
 1,200   Private Export Funding Corp. .....................             5.05      8/10/06        1,193,267
 2,000   Ranger Funding Corp. LLC .........................             5.02      7/11/06        1,997,211
 1,000   Ranger Funding Corp. LLC .........................             5.14      7/24/06          996,716
 2,400   Ranger Funding Corp. LLC .........................             5.22      7/27/06        2,390,952
 3,300   Ranger Funding Corp. LLC .........................             5.17      7/28/06        3,287,204
   500   Target Corp. .....................................             5.20       7/3/06          499,856
 3,000   UBS Finance Delaware LLC .........................             5.05       7/6/06        2,997,896
 2,000   UBS Finance Delaware LLC .........................             4.95      7/10/06        1,997,525
 1,075   UBS Finance Delaware LLC .........................             4.96      7/17/06        1,072,630
 2,495   UBS Finance Delaware LLC .........................             5.27      8/10/06        2,480,391
                                                                                             -------------
TOTAL COMMERCIAL PAPER ..................................................................      125,772,865
                                                                                             -------------

MEDIUM TERM NOTES--7.0%

 1,250   Bank of America (MBNA) Corp. .....................             6.25      1/17/07        1,255,594
 3,000   National Australia Bank Ltd. 144A
           (Australia)(c)(e)(f) ...........................             5.10       7/6/07(g)     3,000,000
 3,000   Nordea Bank AB 144A (Sweden)(c)(e)(f) ............             5.13       7/8/07(g)     3,000,000
 5,000   HSH Nordbank AG 144A (Germany)(c)(e)(f) ..........             5.33      7/23/07(g)     5,000,000
                                                                                             -------------
TOTAL MEDIUM TERM NOTES .................................................................       12,255,594
                                                                                             -------------
TOTAL INVESTMENTS--100.3%
 (Identified cost $172,184,118) .........................................................      172,184,118(a)
 Other assets and liabilities, net--(0.3)% ..............................................         (493,653)
                                                                                             -------------
NET ASSETS--100.0% ......................................................................    $ 171,690,465
                                                                                             =============

(a) Federal Income Tax Information: At June 30, 2006, the aggregate cost of securities was the same for book and federal income tax purposes.

(b)   The interest rate shown is the coupon rate.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   The rate shown is the discount rate.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $11,000,000 or 6.4% of net assets.

(f) The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(g)   The maturity date shown is the reset date.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $172,184,118) .........................         $  172,184,118
Cash ..................................................................................                    866
Receivables
   Fund shares sold ...................................................................                331,301
   Interest ...........................................................................                268,199
Prepaid expenses ......................................................................                     87
                                                                                                --------------
     Total assets .....................................................................            172,784,571
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                943,289
   Investment advisory fee ............................................................                 52,049
   Financial agent fee ................................................................                 10,727
   Administration fee .................................................................                  9,148
   Trustees' fee ......................................................................                  4,710
   Other accrued expenses .............................................................                 74,183
                                                                                                --------------
     Total liabilities ................................................................              1,094,106
                                                                                                --------------
NET ASSETS ............................................................................         $  171,690,465
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  171,690,465
                                                                                                --------------
NET ASSETS ............................................................................         $  171,690,465
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......             17,169,110
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        10.00
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Interest ...........................................................................         $    3,639,075
                                                                                                --------------
   Total investment income ............................................................              3,639,075
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                305,462
   Financial agent fee ................................................................                 58,742
   Administration fee .................................................................                 49,637
   Printing ...........................................................................                 45,519
   Custodian ..........................................................................                 13,832
   Professional .......................................................................                 13,733
   Trustees ...........................................................................                 13,124
   Miscellaneous ......................................................................                 23,709
                                                                                                --------------
     Total expenses ...................................................................                523,758
   Less expenses reimbursed by investment advisor .....................................                (25,754)
   Custodian fees paid indirectly .....................................................                 (1,629)
                                                                                                --------------
     Net expenses .....................................................................                496,375
                                                                                                --------------
NET INVESTMENT INCOME .................................................................         $    3,142,700
                                                                                                ==============

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED        YEAR ENDED
                                                                                 JUNE 30, 2006   DECEMBER 31,
                                                                                  (UNAUDITED)        2005
                                                                                 -------------   -------------
FROM OPERATIONS
   Net investment income ......................................................  $   3,142,700   $   3,856,408
                                                                                 -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      3,142,700       3,856,408
                                                                                 -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ......................................................     (3,142,700)     (3,856,408)
                                                                                 -------------   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..................     (3,142,700)     (3,856,408)
                                                                                 -------------   -------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (7,181,377 and 9,829,813 shares, respectively)     71,813,777      98,298,132
   Net asset value of shares issued from reinvestment of distributions
     (314,270 and 385,641 shares, respectively) ...............................      3,142,700       3,856,408
   Cost of shares repurchased (4,969,724 and 11,271,888 shares, respectively) .    (49,697,241)   (112,718,881)
                                                                                 -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..................     25,259,236     (10,564,341)
                                                                                 -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ......................................     25,259,236     (10,564,341)

NET ASSETS
   Beginning of period ........................................................    146,431,229     156,995,570
                                                                                 -------------   -------------
   END OF PERIOD ..............................................................  $ 171,690,465   $ 146,431,229
                                                                                 =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006    ----------------------------------------------------------------
                                              (UNAUDITED)       2005           2004         2003         2002          2001
                                             -------------    ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....    $     10.00     $   10.00      $   10.00    $   10.00    $   10.00     $   10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income .................           0.20          0.26           0.08         0.07         0.14          0.38
   Net realized gain .....................             --            --             --           --           --            --(1)
                                              -----------     ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....           0.20          0.26           0.08         0.07         0.14          0.38
                                              -----------     ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..          (0.20)        (0.26)         (0.08)       (0.07)       (0.14)        (0.38)
   Distributions from net realized gains .             --            --             --           --           --            --(1)
                                              -----------     ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................          (0.20)        (0.26)         (0.08)       (0.07)       (0.14)        (0.38)
                                              -----------     ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........    $     10.00     $   10.00      $   10.00    $   10.00    $   10.00     $   10.00
                                              ===========     =========      =========    =========    =========     =========
Total return .............................           2.06%(3)      2.58%          0.79%        0.68%        1.42%         3.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .    $   171,690     $ 146,431      $ 156,996    $ 202,644    $ 255,759     $ 260,629

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................           0.65%(2)      0.65%          0.64%        0.59%        0.56%         0.55%
   Gross operating expenses ..............           0.68%(2)      0.66%          0.64%        0.59%        0.56%         0.60%
   Net investment income .................           4.11%(2)      2.54%          0.77%        0.69%        1.41%         3.63%

(1)   Amount is less than $0.01.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Goodwin Multi-Sector Fixed Income Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                    BEGINNING           ENDING         EXPENSES PAID
      GOODWIN MULTI-SECTOR FIXED INCOME           ACCOUNT VALUE      ACCOUNT VALUE        DURING
                    SERIES                      DECEMBER 31, 2005    JUNE 30, 2006        PERIOD*
   ----------------------------------------     -----------------    -------------     -------------
   Actual                                           $1,000.00         $1,001.40            $3.72

   Hypothetical (5% return before expenses)          1,000.00          1,021.03             3.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.75%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Corporate Bonds                          30%
Foreign Government Securities                     16
Agency Mortgage-Backed Securities                 12
Non-Agency Mortgage-Backed Securities             10
Loan Agreements                                   10
Foreign Corporate Bonds                            9
U.S. Government Securities                         2
Other                                             11

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
U.S. GOVERNMENT SECURITIES--2.6%

U.S. TREASURY BONDS--1.4%
   U.S. Treasury Bond 4.50%, 2/15/36 ......................   $        3,700    $    3,317,572
                                                                                --------------
U.S. TREASURY NOTES--1.2%
   U.S. Treasury Note 4.875%, 5/15/09 .....................            1,500         1,489,804
   U.S. Treasury Note 4.875%, 5/31/11 .....................            1,425         1,410,528
                                                                                --------------
                                                                                     2,900,332
                                                                                --------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $6,169,351) ............................................         6,217,904
                                                                                --------------
AGENCY MORTGAGE-BACKED SECURITIES--12.7%

   FNMA 4.50%, 6/1/19 .....................................            2,126         2,012,531
   FNMA 5%, '20-'35 .......................................           11,973        11,340,753
   FNMA 5.50%, '34-'35 ....................................           11,594        11,226,831
   FNMA 6%, 5/1/34 ........................................              552           544,394
   FNMA 6%, 8/1/34 ........................................            1,214         1,198,549
   FNMA 6%, 3/1/36 ........................................            2,329         2,292,287
   GNMA 6.50%, '23-'32 ....................................            1,986         2,011,768
                                                                                --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $31,516,116) ...........................................        30,627,113
                                                                                --------------
MUNICIPAL BONDS--2.3%

CALIFORNIA--1.1%
   Alameda Corridor Transportation Authority
     Taxable Series C 6.50%, 10/1/19
     (MBIA Insured) .......................................              750           788,603
   Alameda Corridor Transportation Authority
     Taxable Series C 6.60%, 10/1/29
     (MBIA Insured) .......................................            1,750         1,868,667
                                                                                --------------
                                                                                     2,657,270
                                                                                --------------
FLORIDA--0.5%
   University of Miami Taxable Series A
     7.65%, 4/1/20 (MBIA Insured) .........................            1,310         1,342,855
                                                                                --------------
ILLINOIS--0.6%
   Illinois Educational Facilities Authority - Loyola
     University Taxable Series C 7.12%, 7/1/11
     (AMBAC Insured) ......................................            1,330         1,412,141
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SOUTH DAKOTA--0.1%
   South Dakota State Educational Enhancement
     Funding Corp. Taxable Series A
     6.72%, 6/1/25 ........................................   $          300    $      298,917
                                                                                --------------
TOTAL MUNICIPAL BONDS
   (Identified cost $5,420,141) ............................................         5,711,183
                                                                                --------------
ASSET-BACKED SECURITIES--0.9%

   Bear Stearns Structured Products, Inc.
     05-20N B 144A 8.318%, 10/25/45(b)(c) .................            1,250         1,168,750
   Bombardier Capital Mortgage Securitization Corp.
     99-A, A3 5.98%, 1/15/18 ..............................            1,097           987,391
                                                                                --------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $2,245,557) ............................................         2,156,141
                                                                                --------------
DOMESTIC CORPORATE BONDS--32.1%

AEROSPACE & DEFENSE--0.6%
   DRS Technologies, Inc. 6.625%, 2/1/16 ..................              500           486,250
   L-3 Communications Corp. 6.125%, 1/15/14 ...............              550           525,250
   L-3 Communications Corp. Series B
     6.375%, 10/15/15 .....................................              250           240,000
   Precision Castparts Corp. 5.60%, 12/15/13 ..............              150           144,786
                                                                                --------------
                                                                                     1,396,286
                                                                                --------------
AGRICULTURAL PRODUCTS--0.1%
   Bunge Ltd. Finance Corp. 4.375%, 12/15/08 ..............              200           192,935
                                                                                --------------
AIR FREIGHT & LOGISTICS--0.1%
   FedEx Corp. 2.65%, 4/1/07 ..............................              150           146,467
                                                                                --------------
AIRLINES--1.8%
   American Airlines, Inc. 01-1 6.977%, 11/23/22 ..........            1,289         1,230,046
   United Airlines, Inc. 00-2 7.032%, 10/1/10 .............            2,381         2,408,876
   United Airlines, Inc. 01-1 6.071%, 3/1/13 ..............              788           786,651
                                                                                --------------
                                                                                     4,425,573
                                                                                --------------
ALTERNATIVE CARRIERS--0.1%
   Panamsat Corp. 144A 9%, 6/15/16(b) .....................              300           306,000
                                                                                --------------
APPAREL RETAIL--0.0%
   Gap, Inc. (The) 6.90%, 9/15/07 .........................               50            50,306
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
   Bank of New York Co., Inc. (The)
     3.625%, 1/15/09 ......................................              180           171,487
   Franklin Resources, Inc. 3.70%, 4/15/08 ................              125           120,776
                                                                                --------------
                                                                                       292,263
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
AUTOMOBILE MANUFACTURERS--0.6%
   DaimlerChrysler NA Holding Corp.
     6.50%, 11/15/13 ......................................   $          425    $      424,769
   Ford Motor Co. 7.45%, 7/16/31(h) .......................            1,250           909,375
                                                                                --------------
                                                                                     1,334,144
                                                                                --------------
AUTOMOTIVE RETAIL--0.3%
   Hertz Corp. 144A 8.875%, 1/1/14(b) .....................              600           618,000
   Hertz Corp. 144A 10.50%, 1/1/16(b)(h) ..................              150           159,750
                                                                                --------------
                                                                                       777,750
                                                                                --------------
BROADCASTING & CABLE TV--1.3%
   Comcast Corp. 4.95%, 6/15/16 ...........................              525           467,875
   COX Communications, Inc. 5.45%, 12/15/14 ...............              625           577,874
   DIRECTV Holdings LLC/DIRECTV Financing Co.,
     Inc. 6.375%, 6/15/15 .................................            1,500         1,391,250
   Insight Midwest LP/Insight Capital, Inc.
     10.50%, 11/1/10 ......................................              500           523,750
   Univision Communications, Inc.
     3.50%, 10/15/07 ......................................               75            72,486
   Univision Communications, Inc.
     3.875%, 10/15/08 .....................................              175           165,301
                                                                                --------------
                                                                                     3,198,536
                                                                                --------------
CASINOS & GAMING--1.7%
   GTECH Holdings Corp. 4.75%, 10/15/10 ...................            1,250         1,202,652
   Harrah's Operating Co., Inc. 5.50%, 7/1/10 .............            1,500         1,463,397
   Harrah's Operating Co., Inc. 5.625%, 6/1/15 ............              875           809,308
   MGM MIRAGE 8.50%, 9/15/10 ..............................              550           574,063
   Pokagon Gaming Authority 144A
     10.375%, 6/15/14(b) ..................................              125           129,844
                                                                                --------------
                                                                                     4,179,264
                                                                                --------------
CATALOG RETAIL--0.4%
   IAC/InterActiveCorp 7%, 1/15/13(h)(s) ..................              875           878,560
                                                                                --------------
COMMERCIAL PRINTING--0.0%
   Donnelley (R.R.) & Sons Co. 3.75%, 4/1/09 ..............               75            70,642
                                                                                --------------
COMMUNICATIONS EQUIPMENT--0.5%
   Corning, Inc. 6.20%, 3/15/16 ...........................            1,250         1,241,786
                                                                                --------------
COMPUTER HARDWARE--0.1%
   International Business Machines Corp.
     2.375%, 11/1/06(h) ...................................              225           222,781
                                                                                --------------
CONSUMER FINANCE--3.0%
   Capital One Bank 5.75%, 9/15/10 ........................              125           124,705
   Caterpillar Financial Services Corp.
     2.35%, 9/15/06 .......................................              200           198,770
   Ford Motor Credit Co. 7.68%, 11/2/07(c) ................              225           224,858
   Ford Motor Credit Co. 8.625%, 11/1/10(h) ...............            2,500         2,340,585
   General Electric Capital Corp. 6%, 6/15/12 .............            1,870         1,891,481
   General Motors Acceptance Corp.
     7.25%, 3/2/11 ........................................            1,250         1,213,057
   General Motors Acceptance Corp.
     6.875%, 9/15/11 ......................................              793           757,456
   Household Finance Corp. 4.125%, 11/16/09 ...............              275           261,736
   SLM Corp. 3.95%, 8/15/08 ...............................              250           240,539
   SLM Corp. 5.48%, 1/31/14(c) ............................               50            47,308
                                                                                --------------
                                                                                     7,300,495
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
   Convergys Corp. 4.875%, 12/15/09 .......................            1,000           961,823
   Fiserv, Inc. 3%, 6/27/08 ...............................              150           141,652
                                                                                --------------
                                                                                     1,103,475
                                                                                --------------
DIVERSIFIED BANKS--0.3%
   UOB Cayman Ltd. 144A 5.796%, 12/29/49(b)(c) ............              700           664,125
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
DIVERSIFIED CHEMICALS--0.5%
   Cabot Corp. 144A 5.25%, 9/1/13(b) ......................   $          750    $      708,984
   Huntsman LLC 11.85%, 7/15/11(c) ........................              500           522,500
   Nalco Co. 7.75%, 11/15/11 ..............................               50            50,125
                                                                                --------------
                                                                                     1,281,609
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.0%
   Adesa, Inc. 7.625%, 6/15/12 ............................              500           493,750
   ARAMARK Services, Inc. 7%, 5/1/07 ......................              145           145,367
   ARAMARK Services, Inc. 6.375%, 2/15/08 .................              110           109,673
   Cendant Corp. 6.25%, 1/15/08 ...........................              195           196,752
   Cendant Corp. 6.25%, 3/15/10 ...........................              175           179,045
   Cintas Corp. 6%, 6/1/12 ................................               50            50,738
   Mobile Mini, Inc. 9.50%, 7/1/13 ........................              975         1,048,125
   PHH Corp. 6%, 3/1/08 ...................................              175           174,758
                                                                                --------------
                                                                                     2,398,208
                                                                                --------------
DIVERSIFIED METALS & MINING--0.4%
   Glencore Funding LLC 144A 6%, 4/15/14(b) ...............            1,150         1,050,278
                                                                                --------------
ELECTRIC UTILITIES--2.2%
   Consumers Energy Co. Series J 6%, 2/15/14 ..............            1,250         1,234,250
   Entergy Gulf States, Inc. 3.60%, 6/1/08 ................            1,000           955,342
   MSW Energy Holdings LLC/MSW Energy
     Finance Co., Inc. 8.50%, 9/1/10 ......................            1,000         1,035,000
   PPL Capital Funding Trust I Series A
     4.33%, 3/1/09 ........................................            1,250         1,198,023
   Public Service Co. of Colorado Series A
     6.875%, 7/15/09 ......................................               25            25,679
   Southern California Edison Co.
     7.625%, 1/15/10 ......................................              100           105,416
   Southern California Edison Co. 5%, 1/15/14 .............               50            47,241
   Southern California Edison Co. 6%, 1/15/34 .............              100            95,485
   Southern California Edison Co. 5.75%, 4/1/35 ...........              125           114,842
   Southwestern Public Service Co. Series B
     5.125%, 11/1/06 ......................................              425           424,051
                                                                                --------------
                                                                                     5,235,329
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.6%
   Jabil Circuit, Inc. 5.875%, 7/15/10 ....................            1,500         1,487,556
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
   Allied Waste North America, Inc.
     6.125%, 2/15/14(h) ...................................              500           452,500
   Waste Management, Inc. 7.375%, 8/1/10 ..................              430           453,576
                                                                                --------------
                                                                                       906,076
                                                                                --------------
GAS UTILITIES--0.1%
   Panhandle Eastern Pipe Line Co. LP
     4.80%, 8/15/08 .......................................              100            97,490
   Panhandle Eastern Pipe Line Co. LP Series B
     2.75%, 3/15/07 .......................................               75            73,402
   Southwest Gas Corp. 7.625%, 5/15/12 ....................              140           148,559
                                                                                --------------
                                                                                       319,451
                                                                                --------------
HEALTH CARE FACILITIES--0.8%
   HCA, Inc. 5.25%, 11/6/08(h) ............................              290           283,806
   HCA, Inc. 6.30%, 10/1/12 ...............................              900           850,969
   Healthsouth Corp. 144A 10.75%, 6/15/16(b) ..............              500           492,500
   Manor Care, Inc. 6.25%, 5/1/13 .........................              370           363,200
                                                                                --------------
                                                                                     1,990,475
                                                                                --------------
HEALTH CARE SERVICES--0.0%
   Fresenius Medical Care Capital Trust IV
     7.875%, 6/15/11 ......................................               25            25,375
   Quest Diagnostics, Inc. 7.50%, 7/12/11 .................               35            37,339
                                                                                --------------
                                                                                        62,714
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
HOMEBUILDING--0.1%
   K. Hovnanian Enterprises, Inc.
     6.50%, 1/15/14 .......................................   $           75    $       67,875
   Toll Brothers Finance Corp. 6.875%, 11/15/12 ...........               75            74,715
                                                                                --------------
                                                                                       142,590
                                                                                --------------
HOTELS, RESORTS & CRUISE LINES--0.5%
   Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ...........            1,250         1,224,854
                                                                                --------------
HOUSEHOLD PRODUCTS--0.1%
   Procter & Gamble Co. (The) 4.75%, 6/15/07 ..............              195           193,441
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--0.1%
   Wal-Mart Stores, Inc. 6.875%, 8/10/09 ..................              250           258,889
                                                                                --------------
INDUSTRIAL MACHINERY--0.1%
   Kennametal, Inc. 7.20%, 6/15/12 ........................              225           234,665
                                                                                --------------
INTEGRATED OIL & GAS--0.1%
   ChevronTexaco Capital Co. 3.50%, 9/17/07 ...............              260           253,649
   Occidental Petroleum Corp. 4.25%, 3/15/10 (h) ..........               80            76,454
                                                                                --------------
                                                                                       330,103
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.3%
   Citizens Communications Co.
     9.25%, 5/15/11 .......................................              500           540,000
   Verizon Global Funding Corp.
     6.875%, 6/15/12(s) ...................................            2,000         2,074,274
   Windstream Corp. 144A 8.625%, 8/1/16(b) ................              500           513,750
                                                                                --------------
                                                                                     3,128,024
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--0.3%
   Jefferies Group, Inc. 5.50%, 3/15/16 ...................              225           210,102
   Merrill Lynch & Co. 6.05%, 5/16/16 .....................              500           496,706
                                                                                --------------
                                                                                       706,808
                                                                                --------------
LIFE & HEALTH INSURANCE--0.5%
   Americo Life, Inc. 144A
     7.875%, 5/1/13(b) ....................................              200           200,340
   New York Life Insurance Co. 144A
     5.875%, 5/15/33(b) ...................................              100            95,515
   Protective Life Secured Trust
     4.86%, 5/10/10(c) ....................................              750           715,980
   StanCorp Financial Group, Inc.
     6.875%, 10/1/12 ......................................              225           233,558
                                                                                --------------
                                                                                     1,245,393
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
   Fisher Scientific International, Inc.
     6.75%, 8/15/14 .......................................              725           725,906
                                                                                --------------
MANAGED HEALTH CARE--0.4%
   Coventry Health Care, Inc. 8.125%, 2/15/12 .............              500           516,875
   UnitedHealth Group, Inc. 5.20%, 1/17/07 ................              130           129,667
   UnitedHealth Group, Inc. 3.30%, 1/30/08 ................              220           211,865
   UnitedHealth Group, Inc. 4.875%, 4/1/13 ................              125           117,851
                                                                                --------------
                                                                                       976,258
                                                                                --------------
METAL & GLASS CONTAINERS--0.3%
   Owens-Brockway Glass Container, Inc.
     8.875%, 2/15/09 ......................................              140           144,900
   Owens-Brockway Glass Container, Inc.
     7.75%, 5/15/11 .......................................               50            50,625
   Plastipak Holdings, Inc. 144A
     8.50%, 12/15/15(b) ...................................              500           502,500
                                                                                --------------
                                                                                       698,025
                                                                                --------------
MORTGAGE REIT'S--0.4%
   iStar Financial, Inc. 5.375%, 4/15/10 ..................            1,000           976,299
   iStar Financial, Inc. Series B
     5.125%, 4/1/11(h) ....................................               75            71,808
                                                                                --------------
                                                                                     1,048,107
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
MOTORCYCLE MANUFACTURERS--0.0%
   Harley-Davidson, Inc. 144A
     3.625%, 12/15/08(b) ..................................   $          100    $       95,434
                                                                                --------------
MOVIES & ENTERTAINMENT--0.4%
   Time Warner, Inc. 6.875%, 5/1/12 .......................              275           284,205
   Viacom, Inc. 144A 6.25%, 4/30/16(b) ....................              625           606,718
                                                                                --------------
                                                                                       890,923
                                                                                --------------
MULTI-LINE INSURANCE--0.2%
   Assurant, Inc. 6.75%, 2/15/34 ..........................               75            73,885
   Farmers Insurance Exchange 144A
     8.625%, 5/1/24(b) ....................................               75            83,215
   Liberty Mutual Group, Inc. 144A
     5.75%, 3/15/14(b) ....................................              200           187,854
   Liberty Mutual Group, Inc. 144A
     7%, 3/15/34(b) .......................................              150           138,504
   Liberty Mutual Insurance Co. 144A
     8.50%, 5/15/25(b) ....................................               25            28,098
                                                                                --------------
                                                                                       511,556
                                                                                --------------
MULTI-UTILITIES--0.5%
   AmerenEnergy Generating Co. Series F
     7.95%, 6/1/32 ........................................               40            46,110
   CMS Energy Corp. 7.75%, 8/1/10(h) ......................              100           102,000
   CMS Energy Corp. 7.50%, 1/15/09(h) .....................              125           127,188
   Dominion Resources, Inc. Series D
     5.125%, 12/15/09(h) ..................................              100            97,520
   MidAmerican Energy Holdings Co.
     3.50%, 5/15/08 .......................................              200           191,884
   Northern States Power Co. 2.875%, 8/1/06 ...............               35            34,934
   Pacific Gas & Electric Co. 3.60%, 3/1/09 ...............              500           474,681
   Xcel Energy, Inc. 3.40%, 7/1/08(h) .....................              140           133,572
                                                                                --------------
                                                                                     1,207,889
                                                                                --------------
OFFICE REIT'S--0.3%
   Mack-Cali Realty LP 5.125%, 2/15/14 ....................              700           652,231
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--0.5%
   Cooper Cameron Corp. 2.65%, 4/15/07 ....................              100            97,203
   Halliburton Co. 5.50%, 10/15/10 ........................              650           643,855
   Hornbeck Offshore Services, Inc. Series B
     6.125%, 12/1/14 ......................................              400           373,000
                                                                                --------------
                                                                                     1,114,058
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--1.4%
   Anadarko Petroleum Corp. 3.25%, 5/1/08 .................              345           328,601
   Chesapeake Energy Corp. 6.875%, 1/15/16 ................            1,125         1,068,750
   Denbury Resources, Inc. 7.50%, 4/1/13 ..................              400           402,000
   Devon Energy Corp. 2.75%, 8/1/06 .......................              175           174,614
   Pioneer Natural Resources Co.
     5.875%, 7/15/16 ......................................            1,000           915,561
   Swift Energy Co. 7.625%, 7/15/11 .......................              500           500,000
                                                                                --------------
                                                                                     3,389,526
                                                                                --------------
OIL & GAS REFINING & MARKETING--0.6%
   Kern River Funding Corp. 144A
     4.893%, 4/30/18(b) ...................................               86            80,919
   Premcor Refining Group, Inc. (The)
     9.25%, 2/1/10 ........................................              750           798,369
   Premcor Refining Group, Inc. (The)
     6.125%, 5/1/11 .......................................              500           501,773
                                                                                --------------
                                                                                     1,381,061
                                                                                --------------
OIL & GAS STORAGE & TRANSPORTATION--0.7%
   AmeriGas Partners LP 7.25%, 5/20/15(h) .................              500           475,000
   Kaneb Pipe Line Operating Partnership LP
     5.875%, 6/1/13 .......................................              125           122,065
   Kinder Morgan Management LLC
     5.70%, 1/5/16 ........................................              700           607,791

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
OIL & GAS STORAGE & TRANSPORTATION--CONTINUED
   Williams Cos., Inc. (The) 7.125%, 9/1/11 ...............   $          500    $      502,500
                                                                                --------------
                                                                                     1,707,356
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
   Citigroup, Inc. 4.875%, 5/7/15(h) ......................              175           161,644
   OneAmerica Financial Partners, Inc. 144A
     7%, 10/15/33(b) ......................................              175           171,432
                                                                                --------------
                                                                                       333,076
                                                                                --------------
PACKAGED FOODS & MEATS--1.2%
   Dean Foods Co. 6.625%, 5/15/09 .........................              500           498,750
   Dean Foods Co. 6.90%, 10/15/17(h) ......................               50            47,125
   Kellogg Co. 2.875%, 6/1/08 .............................              400           380,034
   Kellogg Co. Series B 6.60%, 4/1/11 .....................               75            77,476
   Pilgrim's Pride Corp. 9.25%, 11/15/13 ..................            1,500         1,503,750
   Tyson Foods, Inc. 6.60%, 4/1/16 ........................              400           390,985
                                                                                --------------
                                                                                     2,898,120
                                                                                --------------
PAPER PACKAGING--0.1%
   Sealed Air Corp. 144A 5.375%, 4/15/08(b) ...............              250           247,874
                                                                                --------------
PERSONAL PRODUCTS--0.1%
   Gillette Co. (The) 4.125%, 8/30/07 .....................              125           122,522
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--0.4%
   Berkley (W.R.) Corp. 5.875%, 2/15/13 ...................               75            73,202
   Berkshire Hathaway Finance Corp.
     4.625%, 10/15/13 .....................................              100            92,999
   Fund American Cos., Inc. 5.875%, 5/15/13 ...............              175           167,912
   Kingsway America, Inc. 7.50%, 2/1/14 ...................              125           123,773
   Markel Corp. 6.80%, 2/15/13(h) .........................              175           176,471
   NYMAGIC, Inc. 6.50%, 3/15/14 ...........................              150           142,056
   Progressive Corp. (The) 6.25%, 12/1/32(h) ..............               75            74,040
                                                                                --------------
                                                                                       850,453
                                                                                --------------
PUBLISHING & PRINTING--0.1%
   Dex Media East LLC/Dex Media East
     Finance Co. 9.875%, 11/15/09 .........................               25            26,562
   Dex Media, Inc. 8%, 11/15/13 ...........................               50            50,500
   News America, Inc. 6.625%, 1/9/08 ......................              250           253,198
                                                                                --------------
                                                                                       330,260
                                                                                --------------
REGIONAL BANKS--0.1%
   Citizens Banking Corp. 5.75%, 2/1/13 ...................               25            24,388
   Hudson United Bank 7%, 5/15/12 .........................               80            84,020
   Zions Bancorp. 6%, 9/15/15(h) ..........................              125           123,866
                                                                                --------------
                                                                                       232,274
                                                                                --------------
SOFT DRINKS--0.1%
   Coca-Cola Enterprises, Inc. 7.125%, 8/1/17 .............              133           144,855
                                                                                --------------
SPECIALIZED CONSUMER SERVICES--0.4%
   Stewart Enterprises 7.75%, 2/15/13 .....................            1,000           916,250
                                                                                --------------
SPECIALIZED REIT'S--0.7%
   Health Care REIT, Inc. 5.875%, 5/15/15 (h) .............            1,775         1,693,549
                                                                                --------------
SPECIALTY CHEMICALS--0.3%
   Chemtura Corp. 9.875%, 8/1/12 ..........................              750           847,500
                                                                                --------------
SPECIALTY STORES--0.4%
   Office Depot, Inc. 6.25%, 8/15/13 ......................            1,000           992,999
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--0.0%
   Sovereign Capital Trust 9%, 4/1/27 .....................               35            37,215
                                                                                --------------
TOBACCO--0.5%
   Reynolds American, Inc. 144A
     7.30%, 7/15/15(b) ....................................              750           730,313
   Reynolds American, Inc. 144A
     7.625%, 6/1/16(b) ....................................              600           589,500
                                                                                --------------
                                                                                     1,319,813
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
   United Rentals North America, Inc.
     6.50%, 2/15/12 .......................................   $          525    $      498,750
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
   Nextel Communications, Inc. Series F
     5.95%, 3/15/14 .......................................            2,000         1,921,288
                                                                                --------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $79,775,367) ...........................................        77,762,979
                                                                                --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--10.2%

   Adjustable Rate Mortgage Trust 05-3, 2A1
     4.717%, 7/25/35(c) ...................................            1,628         1,593,343
   Bear Stearns Structured Products, Inc.
     04-15, A2 P.O. 144A 0%, 11/27/34(b) ..................              745           685,582
   Bear Stearns Structured Products, Inc.
     05-10 144A 7.581%, 4/26/35(b)(c) .....................              600           597,782
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.767%, 8/25/34(c) .................            1,913         1,870,679
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34 ......................            1,343         1,330,000
   Countrywide Partnership Trust Net Interest
     Margin 04-EC1N 144A 5%, 9/25/35(b) ...................               24            23,635
   DLJ Commercial Mortgage Corp. 98-CF2, A1B
     6.24%, 11/12/31 ......................................              365           368,751
   First Franklin Net Interest Margin Trust
     04-FF7A A 144A 5%, 9/27/34(b) ........................               17            17,171
   First Horizon Asset Securities, Inc. 05-AR1, 2A1
     5.025%, 4/25/35(c) ...................................            1,367         1,331,988
   First Horizon Mortgage Pass-Through Trust
     04-AR4, 2A1 4.411%, 8/25/34(c) .......................            2,729         2,668,337
   GMAC Commercial Mortgage Securities, Inc.
     97-C2, A3 6.566%, 4/15/29 ............................              567           571,971
   GS Mortgage Securities Corp. II 99-C1, A2
     6.11%, 11/18/30(c) ...................................              501           504,140
   JPMorgan Mortgage Trust 05-S3, 1A12
     6%, 1/25/36 ..........................................            1,152         1,134,372
   Lehman Brothers Commercial Conduit Mortgage
     Trust 99-C2, A2 7.325%, 10/15/32 .....................            2,100         2,185,257
   Master Resecuritization Trust 04-3 144A
     5%, 3/28/34(b) .......................................              629           570,817
   Master Resecuritization Trust 05-1 144A
     5%, 10/28/34(b) ......................................              805           752,842
   MASTR Alternative Loans Trust 05-5, 4A1
     5.75%, 8/25/35 .......................................            1,173         1,149,045
   Morgan Stanley Capital I 98-WF2 C
     6.77%, 7/15/30 .......................................            1,700         1,731,826
   Residential Accredit Loans, Inc. 05-QA4, A5
     5.475%, 4/25/35(c)(g) ................................            1,718         1,693,262
   Structured Asset Securities Corp. 03-32, 1A1
     5.246%, 11/25/33(c) ..................................              988           929,982
   Structured Asset Securities Corp. 05-1, 6A1
     6%, 2/25/35 ..........................................            1,906         1,859,691
   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20 ................................            1,099         1,045,960
                                                                                --------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $24,974,678) ...........................................        24,616,433
                                                                                --------------
FOREIGN GOVERNMENT SECURITIES--16.6%

ARGENTINA--0.4%
   Republic of Argentina PIK Interest Capitalization
     8.28%, 12/31/33 ......................................              953           851,414
   Republic of Argentina Series GDP
     0%, 12/15/35(c) ......................................            2,151           190,582
                                                                                --------------
                                                                                     1,041,996
                                                                                --------------
AUSTRALIA--1.0%
   Commonwealth of Australia Series 1106
     6.75%, 11/15/06 ......................................            3,210(j)      2,392,202
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
BRAZIL--2.2%
   Federative Republic of Brazil 10.50%, 7/14/14 ..........   $          270    $      325,755
   Federative Republic of Brazil 7.875%, 3/7/15(h) ........            1,650         1,731,675
   Federative Republic of Brazil 12.50%, 1/5/16 ...........            3,784(k)      1,716,506
   Federative Republic of Brazil
     7.125%, 1/20/37(h) ...................................              750           712,500
   Federative Republic of Brazil 11%, 8/17/40 .............              675           837,844
                                                                                --------------
                                                                                     5,324,280
                                                                                --------------
BULGARIA--0.5%
   Republic of Bulgaria RegS 8.25%, 1/15/15(e) ............            1,000         1,130,000
                                                                                --------------
CANADA--1.3%
   Federation of Canada 4.25%, 9/1/09 .....................            3,450(l)      3,071,127
                                                                                --------------
COLOMBIA--0.2%
   Republic of Colombia 10%, 1/23/12 ......................              500           567,500
                                                                                --------------
EL SALVADOR--0.2%
   Republic of El Salvador 144A
     7.625%, 9/21/34(b) ...................................              400           414,000
                                                                                --------------
GERMANY--0.7%
   Federal Republic of Germany 144A
     3.25%, 4/17/09(b) ....................................            1,318(m)      1,666,690
                                                                                --------------
GUATEMALA--0.3%
   Republic of Guatemala 144A 8.125%, 10/6/34(b) ..........              675           723,938
                                                                                --------------
INDONESIA--0.2%
   Republic of Indonesia 144A 6.75%, 3/10/14(b) ...........              500           491,250
                                                                                --------------
MEXICO--0.8%
   United Mexican States 4.625%, 10/8/08 ..................               50            48,750
   United Mexican States 6.75%, 9/27/34 ...................              500           486,250
   United Mexican States Series MI10
     9.50%, 12/18/14 ......................................           15,405(n)      1,391,730
                                                                                --------------
                                                                                     1,926,730
                                                                                --------------
NEW ZEALAND--0.7%
   Commonwealth of New Zealand Series 1106
     8%, 11/15/06 .........................................            2,870(o)      1,754,826
                                                                                --------------
PERU--0.1%
   Republic of Peru 7.35%, 7/21/25 ........................              325           320,125
                                                                                --------------
PHILIPPINES--1.2%
   Republic of Philippines 8%, 1/15/16(h) .................              500           515,000
   Republic of Philippines 10.625%, 3/16/25 ...............            1,500         1,860,000
   Republic of Philippines 9.50%, 2/2/30 ..................              500           573,750
                                                                                --------------
                                                                                     2,948,750
                                                                                --------------
RUSSIA--1.8%
   Russian Federation 144A 5%,  3/31/30(b)(c) .............            2,800         2,978,500
   Russian Federation RegS 5%, 3/31/30(c)(e) ..............            1,250         1,332,812
                                                                                --------------
                                                                                     4,311,312
                                                                                --------------
SOUTH AFRICA--0.2%
   Republic of South Africa
     Series R153 13%, 8/31/10 .............................            3,170(p)        509,269
                                                                                --------------
THAILAND--0.5%
   Kingdom of Thailand Series R042
     4.80%, 4/9/10 ........................................           47,350(q)      1,211,846
                                                                                --------------
TURKEY--1.0%
   Republic of Turkey 10.50%, 1/13/08 .....................              500           525,000
   Republic of Turkey 11.50%, 1/23/12 .....................              750           860,625
   Republic of Turkey 7.25%, 3/15/15 ......................            1,000           943,750
                                                                                --------------
                                                                                     2,329,375
                                                                                --------------
URUGUAY--0.7%
   Republic of Uruguay 8%, 11/18/22 .......................            1,850         1,780,625
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
VENEZUELA--2.6%
   Republic of Venezuela 9.25%, 9/15/27 ...................   $        1,425    $    1,685,063
   Republic of Venezuela RegS 5.375%, 8/7/10(e) ...........            2,125         2,013,437
   Republic of Venezula RegS 7%, 12/1/18(e) ...............            2,750         2,591,875
                                                                                --------------
                                                                                     6,290,375
                                                                                --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $39,962,212) ...........................................        40,206,216
                                                                                --------------
FOREIGN CORPORATE BONDS(d)--9.5%

AUSTRALIA--0.3%
   Commonwealth Bank of Australia
     Series TCD 6.75%, 12/1/07 ............................            1,000(j)        749,847
                                                                                --------------
BRAZIL--0.6%
   Petrobras International Finance Co.
     9.125%, 7/2/13 .......................................              525           585,375
   Vale Overseas Ltd. 6.25%, 1/11/16 ......................              950           909,625
                                                                                --------------
                                                                                     1,495,000
                                                                                --------------
CANADA--0.9%
   Catalyst Paper Corp. 7.375%, 3/1/14 ....................              715           643,500
   Rogers Cable, Inc. 7.875%, 5/1/12 ......................            1,000         1,022,500
   Rogers Wireless Communications, Inc.
     6.375%, 3/1/14 .......................................              575           550,562
                                                                                --------------
                                                                                     2,216,562
                                                                                --------------
CHILE--0.6%
   Empresa Nacional de Electricidad SA
     8.35%, 8/1/13 ........................................              500           538,279
   Enersis SA 7.375%, 1/15/14(h) ..........................            1,000         1,014,107
                                                                                --------------
                                                                                     1,552,386
                                                                                --------------
GERMANY--0.4%
   Deutsche Telekom International Finance BV
     8%, 6/15/10 ..........................................            1,000         1,073,570
                                                                                --------------
HONG KONG--0.1%
   Hutchison Whampoa International Ltd. 144A
     5.45%, 11/24/10(b) ...................................              150           146,794
                                                                                --------------
JAPAN--0.5%
   Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c) .............            1,250         1,162,968
                                                                                --------------
KAZAKHSTAN--1.3%
   Kazkommerts International BV 144A
     7.875%, 4/7/14(b) ....................................            1,000           987,500
   Kazkommerts International BV RegS
     10.125%, 5/8/07(e) ...................................              250           257,025
   Tengizchevroil Finance Co. 144A
     6.124%, 11/15/14(b) ..................................            1,000           966,250
   TuranAlem Finance BV 144A
     7.875%, 6/2/10(b) ....................................            1,000         1,005,000
                                                                                --------------
                                                                                     3,215,775
                                                                                --------------
MALAYSIA--0.5%
   Malaysia International Shipping Corp. Capital
     Ltd. 144A 6.125%, 7/1/14(b) ..........................            1,250         1,246,558
                                                                                --------------
MEXICO--0.5%
   America Movil SA de CV 5.50%, 3/1/14 ...................            1,000           923,945
   Pemex Project Funding Master Trust
     6.125%, 8/15/08 ......................................              200           199,600
                                                                                --------------
                                                                                     1,123,545
                                                                                --------------
RUSSIA--1.1%
   Gazprom International SA 144A
     7.201%, 2/1/20(b) ....................................            1,000         1,013,750
   Gazprom OAO 144A (Gazstream SA)
     5.625%, 7/22/13(b) ...................................              422           412,371

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
RUSSIA--CONTINUED
   Gazprom OAO (Morgan Stanley Bank AG) 144A
     9.625%, 3/1/13(b) ....................................   $          750    $      861,562
   OJSC Vimpel Communications 144A
     8.375%, 10/22/11(b) ..................................              250           250,313
                                                                                --------------
                                                                                     2,537,996
                                                                                --------------
SINGAPORE--0.5%
   Chartered Semiconductor Manufacturing Ltd.
     5.75%, 8/3/10(h) .....................................            1,250         1,215,964
                                                                                --------------
SOUTH KOREA--0.6%
   C&M Finance Ltd. 144A 8.10%, 2/1/16(b) .................              500           478,430
   Woori Bank 144A 6.125%, 5/3/16(b)(c) ...................            1,000           985,780
                                                                                --------------
                                                                                     1,464,210
                                                                                --------------
UNITED KINGDOM--0.6%
   British Sky Broadcasting Group plc
     6.875%, 2/23/09 ......................................              650           665,474
   Hanson Australia Funding Ltd.
     5.25%, 3/15/13 .......................................              125           118,178
   Ineos Group Holdings plc 144A
     8.50%, 2/15/16(b) ....................................              500           470,625
   SABMiller plc 144A 6.625%, 8/15/33(b)(h) ...............               75            74,479
                                                                                --------------
                                                                                     1,328,756
                                                                                --------------
UNITED STATES--1.0%
   Freeport-McMoRan Copper & Gold, Inc.
     6.875%, 2/1/14 .......................................            1,250         1,209,375
   Nova Chemicals Corp. 8.405%, 11/15/13(c) ...............            1,218         1,214,955
                                                                                --------------
                                                                                     2,424,330
                                                                                --------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $23,604,264) ...........................................        22,954,261
                                                                                --------------
DOMESTIC CONVERTIBLE BONDS--0.4%

COMPUTER STORAGE & PERIPHERALS--0.0%
   Candescent Technologies Corp. Cv. 144A
     8%, 11/1/25(b)(f)(i) .................................               50                 0
                                                                                --------------
PHARMACEUTICALS--0.4%
   Par Pharmaceutical Cos., Inc. Cv.
     2.875%, 9/30/10 ......................................            1,250         1,025,000
                                                                                --------------
TOTAL DOMESTIC CONVERTIBLE BONDS
   (Identified cost $1,076,651) ............................................         1,025,000
                                                                                --------------
CREDIT LINKED NOTES--0.9%

OTHER FOREIGN GOVERNMENT--0.9%
   Republic of Indonesia (Citigroup)
     14%, 6/15/09 .........................................              640           548,736
   Republic of Indonesia (Citigroup)
     14%, 6/15/09 .........................................              675           618,064
   Republic of Turkey (Citigroup) 0%, 6/28/07 .............            1,250         1,020,700
                                                                                --------------
TOTAL CREDIT LINKED NOTES
   (Identified cost $2,565,000) ............................................         2,187,500
                                                                                --------------
LOAN AGREEMENTS(c)--10.1%

AIRPORT SERVICES--0.5%
   Worldspan LP Tranche 7.41%, 2/11/10 ....................            1,135         1,123,975
                                                                                --------------
AUTO PARTS & EQUIPMENT--0.8%
   Mark IV Tranche 1 5.414%, 6/15/13 ......................              325           326,625
   Mark IV Tranche 2 5.414%, 6/15/13 ......................            1,100         1,116,500
   Tenneco Automotive, Inc. Tranche B
     8.13%, 12/12/10 ......................................              470           474,369
                                                                                --------------
                                                                                     1,917,494
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
AUTOMOTIVE RETAIL--0.3%
   Hertz Corp. Tranche 4.88%, 12/21/12 ....................   $           83    $       83,542
   Hertz Corp. Tranche B 4.88%, 12/21/12 ..................              569           570,422
                                                                                --------------
                                                                                       653,964
                                                                                --------------
BROADCASTING & CABLE TV--0.4%
   Charter Communications Operating LLC
     Tranche 7.751%, 4/28/13 ..............................              992           994,905
                                                                                --------------
CASINOS & GAMING--0.3%
   MGM MIRAGE Tranche A 6.63%, 4/25/10 ....................              675           671,625
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
   Solar Capital Corp. Tranche 7.16%, 2/11/13 .............            1,994         2,003,703
                                                                                --------------
DEPARTMENT STORES--0.7%
   Neiman-Marcus Group, Inc. (The) Tranche
     7.16%, 4/6/13 ........................................            1,699         1,713,175
                                                                                --------------
ELECTRIC UTILITIES--0.5%
   Astoria Generating Co. LP Tranche
     6.80%, 2/23/13 .......................................              230           233,609
   Astoria Generating Co. LP Tranche
     6.80%, 2/23/13 .......................................            1,063         1,061,306
                                                                                --------------
                                                                                     1,294,915
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
   Allied Waste North America, Inc. Tranche
     6.39%, 4/15/13 .......................................              540           537,975
   Allied Waste North America, Inc. Tranche
     6.89%, 4/15/13 .......................................              210           209,213
                                                                                --------------
                                                                                       747,188
                                                                                --------------
HEALTH CARE FACILITIES--0.3%
   LifePoint Hospitals, Inc. Tranche B
     6.505%, 4/15/12 ......................................              744           740,428
                                                                                --------------
HEALTH CARE SERVICES--0.4%
   Fresenius Medical Care AG & Co. Tranche B
     6.325%, 3/31/13 ......................................            1,000           990,000
                                                                                --------------
HOTELS, RESORTS & CRUISE LINES--0.3%
   Hilton Hotels Corp. Tranche B
     6.374%, 2/22/13 ......................................              630           626,850
                                                                                --------------
HOUSEWARES & SPECIALTIES--0.3%
   Tupperware Brands Corp. Tranche B
     6.88%, 12/1/12 .......................................              739           737,082
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
   NRG Energy, Inc. Tranche B 7.023%, 2/1/13 ..............            1,776         1,780,875
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
   NTELOS, Inc. Tranche B 5.271%, 5/1/13 ..................              769           768,287
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
   Helix Tranche 0%, 7/31/10 ..............................            1,500         1,500,000
                                                                                --------------
PAPER PRODUCTS--1.4%
   Georgia-Pacific Corp. Tranche A
     6.88%, 12/20/10 ......................................              741           741,551
   Georgia-Pacific Corp. Tranche B
     6.749%, 12/20/12 .....................................            1,097         1,095,878
   Georgia-Pacific Corp. Tranche C
     7.749%, 12/23/13 .....................................              275           277,062
   NewPage Corp. Tranche B
     7.66%, 5/2/11 ........................................            1,287         1,295,370
                                                                                --------------
                                                                                     3,409,861
                                                                                --------------
PHOTOGRAPHIC PRODUCTS--0.3%
   Eastman Kodak Co. Tranche B
     7.13%, 10/18/12 ......................................              748           746,255
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SPECIALTY CHEMICALS--0.2%
   Johnson Diversey, Inc. Tranche B
     7.38%, 12/16/11 ......................................   $          466    $      469,747
                                                                                --------------
TOBACCO--0.1%
   Reynolds American, Inc. 5.238%, 6/15/13 ................              200           200,500
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
   United Rentals, Inc. Tranche 7.13%, 2/14/11 ............              127           127,009
   United Rentals, Inc. Tranche B
     4.88%, 2/14/11 .......................................              623           623,929
                                                                                --------------
                                                                                       750,938
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
   Cricket Communications, Inc. Tranche B
     5.22%, 6/15/13 .......................................              625           629,297
                                                                                --------------
TOTAL LOAN AGREEMENTS
   (Identified cost $24,593,502) ...........................................        24,471,064
                                                                                --------------

                                                                  SHARES
                                                              --------------
DOMESTIC PREFERRED STOCKS--0.1%

SPECIALIZED REIT'S--0.0%
   Saul Centers, Inc. Series A Pfd. 8%(h) .................              425            11,156
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--0.1%
   Chevy Chase Bank FSB Series C Pfd. 8%(h) ...............            3,925           104,405
   Chevy Chase Preferred Capital Corp.
     Series A Pfd. 10.375% ................................            1,225            65,048
                                                                                --------------
                                                                                       169,453
                                                                                --------------
TOTAL DOMESTIC PREFERRED STOCKS
   (Identified cost $178,955) ..............................................           180,609
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
   AT&T Latin America Corp. Class A(t) ....................           64,050    $          705
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $281,820) ..............................................               705
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.4%
   (Identified Cost $242,363,614) ..........................................       238,117,108
                                                                                --------------
SHORT-TERM INVESTMENTS--7.5%

MONEY MARKET MUTUAL FUNDS--4.1%
   State Street Navigator Prime Plus
     (5.06% seven day effective yield)(r) .................        9,770,800         9,770,800
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
COMMERCIAL PAPER(u)--3.4%
   Lockhart Funding LLC 5.32%, 7/3/06 .....................   $        5,235         5,233,453
   Ranger Funding Co. LLC 5.27%, 7/7/06 ...................            3,085         3,082,290
                                                                                --------------
                                                                                     8,315,743
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $18,086,543) ...........................................        18,086,543
                                                                                --------------
TOTAL INVESTMENTS--105.9%
   (Identified cost $260,450,157) ..........................................       256,203,651(a)
   Other assets and liabilities, net--(5.9)% ...............................       (14,315,983)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  241,887,668
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,933,505 and gross depreciation of $7,291,985 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $260,562,131.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $28,554,784 or 11.8% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2006, this security amounted to a value of $0 or 0.0% of net assets. For acquistion information see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g)   This security has a delayed delivery settlement date.

(h)   All or a portion of security is on loan.

(i)   Security in default.

(j)   Par value represents Australian Dollar.

(k)   Par value represents Brazilian Real.

(l)   Par value represents Canadian Dollar.

(m)   Par value represents Euro.

(n)   Par value represents Mexican Peso.

(o)   Par value represents New Zealand Dollar.

(p)   Par value represents South African Rand.

(q)   Par value represents Thailand Baht.

(r) Represents security purchased with cash collateral received for securities on loan.

(s) All or a portion segregated as collateral for delayed delivery securities or forward currency contracts.

(t)   Non-income producing.

(u)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value including $9,568,449 of securities on loan
   (Identified cost $260,450,157) .....................................................         $  256,203,651
Cash ..................................................................................              2,205,119
Receivables
   Dividends and interest .............................................................              3,840,288
   Investment securities sold .........................................................              3,778,933
   Fund shares sold ...................................................................                 32,645
Unrealized appreciation on forward currency contracts .................................                 66,413
Prepaid expenses ......................................................................                    142
                                                                                                --------------
     Total assets .....................................................................            266,127,191
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................             13,903,293
   Fund shares repurchased ............................................................                170,065
   Upon return of securities loaned ...................................................              9,770,800
   Investment advisory fee ............................................................                 79,412
   Financial agent fee ................................................................                 17,500
   Administration fee .................................................................                 13,008
   Trustees' fee ......................................................................                  9,078
   Other accrued expenses .............................................................                110,739
Unrealized depreciation on forward currency contracts .................................                165,628
                                                                                                --------------
     Total liabilities ................................................................             24,239,523
                                                                                                --------------
NET ASSETS ............................................................................         $  241,887,668
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  265,074,719
   Undistributed net investment income ................................................              1,629,253
   Accumulated net realized loss ......................................................            (20,470,271)
   Net unrealized depreciation ........................................................             (4,346,033)
                                                                                                --------------
NET ASSETS ............................................................................         $  241,887,668
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......             27,082,459
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         8.93
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Interest ...........................................................................         $    7,639,367
   Security lending ...................................................................                 19,980
   Dividends ..........................................................................                  7,527
                                                                                                --------------
     Total investment income ..........................................................              7,666,874
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                609,384
   Financial agent fee ................................................................                 88,732
   Administration fee .................................................................                 79,224
   Printing ...........................................................................                 68,004
   Trustees ...........................................................................                 17,633
   Professional .......................................................................                 16,501
   Custodian ..........................................................................                 15,450
   Miscellaneous ......................................................................                 36,632
                                                                                                --------------
     Total expenses ...................................................................                931,560
   Less expenses reimbursed by investment advisor .....................................                 (8,372)
   Custodian fees paid indirectly .....................................................                 (9,096)
                                                                                                --------------
     Net expenses .....................................................................                914,092
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................              6,752,782
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                175,101
   Net realized gain (loss) on foreign currency transactions ..........................                122,613
   Net change in unrealized appreciation (depreciation) on investments ................             (6,653,731)
   Net change in unrealized appreciation (depreciation) on foreign currency
     translation ......................................................................                (97,307)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................             (6,453,324)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      299,458
                                                                                                ==============

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED        YEAR ENDED
                                                                                 JUNE 30, 2006   DECEMBER 31,
                                                                                  (UNAUDITED)        2005
                                                                                 -------------   -------------
FROM OPERATIONS
   Net investment income (loss) ...............................................  $   6,752,782   $  12,977,901
   Net realized gain (loss) ...................................................        297,714         402,374
   Net change in unrealized appreciation (depreciation) .......................     (6,751,038)     (9,125,945)
                                                                                 -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................        299,458       4,254,330
                                                                                 -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ......................................................     (5,817,341)    (11,640,999)
                                                                                 -------------   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..................     (5,817,341)    (11,640,999)
                                                                                 -------------   -------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (2,313,682 and 1,081,740 shares, respectively)     21,344,024      10,013,859
   Net asset value of shares issued from reinvestment of distributions
     (656,310 and 1,269,887 shares, respectively) .............................      5,817,341      11,640,999
   Cost of shares repurchased (2,048,169 and 2,699,059 shares, respectively) ..    (18,852,580)    (25,056,516)
                                                                                 -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..................      8,308,785      (3,401,658)
                                                                                 -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ......................................      2,790,902     (10,788,327)

NET ASSETS
   Beginning of period ........................................................    239,096,766     249,885,093
                                                                                 -------------   -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $1,629,253 AND $693,812, RESPECTIVELY] ................................  $ 241,887,668   $ 239,096,766
                                                                                 =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006    ---------------------------------------------------------------
                                              (UNAUDITED)       2005           2004        2003(3)       2002         2001(2)
                                             -------------    ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....    $      9.14     $    9.43      $    9.39    $    8.76    $    8.55     $    8.75

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..........           0.25(1)       0.50(1)        0.55         0.58         0.61          0.72(1)
   Net realized and unrealized
     gain (loss) .........................          (0.24)        (0.34)          0.07         0.66         0.22         (0.21)
                                              -----------     ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....           0.01          0.16           0.62         1.24         0.83          0.51
                                              -----------     ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.22)        (0.45)         (0.58)       (0.61)       (0.62)        (0.71)
                                              -----------     ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................          (0.22)        (0.45)         (0.58)       (0.61)       (0.62)        (0.71)
                                              -----------     ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................          (0.21)        (0.29)          0.04         0.63         0.21         (0.20)
                                              -----------     ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........    $      8.93     $    9.14      $    9.43    $    9.39    $    8.76     $    8.55
                                              ===========     =========      =========    =========    =========     =========
Total return .............................           0.14%(5)      1.78%          6.84%       14.58%       10.00%         6.09%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .    $   241,888     $ 239,097      $ 249,885    $ 198,502    $ 178,990     $ 167,229

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................           0.75%(4)      0.75%          0.73%        0.74%        0.69%         0.65%
   Gross operating expenses ..............           0.76%(4)      0.75%          0.73%        0.74%        0.69%         0.71%
   Net investment income (loss) ..........           5.54%(4)      5.37%          5.68%        6.35%        7.05%         8.14%

Portfolio turnover .......................             47%(5)        91%           100%         156%         168%          188%

(1)   Computed using average shares outstanding.

(2) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%. There was no effect to net investment income per share and net realized and unrealized gain
      (loss) per share.

(3) As a result of changes in generally accepted accounting principles, the series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a decrease of $0.01 to net investment income per share and an increase to net realized and unrealized gain (loss) per share by $0.01 for the period ended December 31, 2003. The net investment income ratio for the period ended December 31, 2003, changed by 0.06%.

(4)   Annualized.

(5)   Not annualized.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Goodwin Multi-Sector Short Term Bond Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                  BEGINNING            ENDING          EXPENSES PAID
       GOODWIN MULTI-SECTOR SHORT TERM          ACCOUNT VALUE       ACCOUNT VALUE         DURING
                 BOND SERIES                  DECEMBER 31, 2005     JUNE 30, 2006         PERIOD*
   ----------------------------------------   -----------------     -------------      -------------
   Actual                                         $1,000.00           $1,007.80            $3.48

   Hypothetical (5% return before expenses)        1,000.00            1,021.29             3.51

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.70%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Non-Agency Mortgage-Backed
Securities                                        18%
Domestic Corporate Bonds                          17
Foreign Government Securities                     16
Agency Mortgage-Backed Securities                 12
Loan Agreements                                    9
Foreign Corporate Bonds                            8
Asset-Backed Securities                            8
Other                                             12

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
U.S. GOVERNMENT SECURITIES--6.0%

U.S. TREASURY NOTES--6.0%
   U.S. Treasury Note 4.625%, 2/29/08 .....................   $          350    $      346,814
   U.S. Treasury Note 4.50%, 2/15/09 ......................              450           442,881
   U.S. Treasury Note 4.875%, 5/15/09 .....................              640           635,650
   U.S. Treasury Note 4.875%, 4/30/11 .....................              300           296,942
   U.S. Treasury Note 4.875%, 5/31/11 .....................            1,000           989,844
                                                                                --------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $2,724,928) ............................................         2,712,131
                                                                                --------------
AGENCY MORTGAGE-BACKED SECURITIES--12.4%
   FHLMC 4.50%, 12/1/18 ...................................            1,142         1,079,803
   FNMA 4%, 7/1/19 ........................................              220           203,318
   FNMA 5%, '20-'35 .......................................            1,192         1,160,556
   FNMA 5.50%, '34-'35 ....................................            2,966         2,878,229
   FNMA 6%, 8/1/34 ........................................              261           257,540
                                                                                --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $5,809,457) ............................................         5,579,446
                                                                                --------------
MUNICIPAL BONDS--2.5%

CALIFORNIA--1.1%
   Sonoma County Pension Obligation Taxable
     Series A 2.43%, 12/1/06 (FGIC Insured) ...............              250           247,012
   Ventura County Pension Obligation Taxable
     6.58%, 11/1/06 (FSA Insured) .........................              250           250,835
                                                                                --------------
                                                                                       497,847
                                                                                --------------
NEW YORK--0.7%
   New York State Dormitory Authority Higher
     Education Taxable Series B 3.35%, 12/15/09 ...........              315           293,363
                                                                                --------------
PENNSYLVANIA--0.7%
   Philadelphia School District Taxable Series C
     4.29%, 7/1/10 (FSA Insured) ..........................              350           333,218
                                                                                --------------
TOTAL MUNICIPAL BONDS
   (Identified cost $1,168,493) ............................................         1,124,428
                                                                                --------------
ASSET-BACKED SECURITIES--8.2%

   American General Mortgage Loan Trust 06-1,
     A2 144A 5.75%, 12/25/35(b)(c) ........................              275           270,960
   Bombardier Capital Mortgage Securitization
     Corp. 99-A, A3 5.98%, 1/15/18 ........................              129           116,462
   Capital One Auto Finance Trust 05-BSS B
     4.32%, 5/15/10 .......................................              350           341,701

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
ASSET-BACKED SECURITIES--CONTINUED

   Carmax Auto Owner Trust 05-1 C
     4.82%, 10/15/11 ......................................   $          200    $      195,111
   DaimlerChrysler Auto Trust 05-A B
     3.88%, 7/8/11 ........................................              250           241,775
   GMAC Mortgage Corp. Loan Trust 05-HE2, A3
     4.622%, 11/25/35(c) ..................................              200           196,656
   GMAC Mortgage Corp. Loan Trust 06-HE2, A3
     6.32%, 10/25/29 ......................................              350           350,000
   Great America Leasing Receivables
     05-1, A4 144A 4.97%, 8/20/10(b) ......................              230           224,565
   MMCA Automobile Trust 02-1 C
     6.20%, 1/15/10 .......................................              197           195,475
   Onyx Acceptance Grantor Trust 03-D, A4
     3.20%, 3/15/10 .......................................              214           211,133
   Renaissance Home Equity Loan Trust 05-3, AF3
     4.814%, 11/25/35(c) ..................................              625           610,800
   Renaissance Home Equity Loan Trust 06-1, AF2
     5.533%, 5/25/36(c) ...................................              240           237,600
   Residential Funding Mortgage Securities I, Inc.
     05-SA1, 2A 4.904%, 3/25/35(c) ........................              217           214,007
   Structured Asset Securities Corp. 05-7XS, 1A2B
     5.27%, 4/25/35(c) ....................................              300           296,392
                                                                                --------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $3,770,136) ............................................         3,702,637
                                                                                --------------
DOMESTIC CORPORATE BONDS--16.7%

AIRLINES--1.7%
   American Airlines, Inc. 01-1 6.977%, 5/23/21 ...........              224           213,921
   United Airlines, Inc. 00-2 7.032%, 10/1/10 .............              223           225,832
   United Airlines, Inc. 01-1 6.071%, 3/1/13 ..............              313           312,130
                                                                                --------------
                                                                                       751,883
                                                                                --------------
ALTERNATIVE CARRIERS--0.3%
   Time Warner Telecom Holdings, Inc.
     9.17%, 2/15/11(c) ....................................              150           152,625
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
   Nuveen Investments, Inc. 5%, 9/15/10 ...................               95            91,339
                                                                                --------------
AUTOMOBILE MANUFACTURERS--0.4%
   DaimlerChrysler NA Holding Corp.
     6.50%, 11/15/13 ......................................              165           164,910
                                                                                --------------
AUTOMOTIVE RETAIL--0.2%
   Hertz Corp. 144A 8.875%, 1/1/14(b) .....................              100           103,000
                                                                                --------------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
BROADCASTING & CABLE TV--0.8%
   Comcast Corp. 4.95%, 6/15/16 ...........................   $          175    $      155,958
   COX Communications, Inc. 6.75%, 3/15/11 ................              200           203,664
                                                                                --------------
                                                                                       359,622
                                                                                --------------
CASINOS & GAMING--0.5%
   GTECH Holdings Corp. 4.75%, 10/15/10 ...................              250           240,530
                                                                                --------------
CONSUMER FINANCE--2.9%
   Ford Motor Credit Co. 7.68%, 11/2/07(c) ................               50            49,969
   Ford Motor Credit Co. 6.625%, 6/16/08 ..................               30            28,566
   Ford Motor Credit Co. 8.625%, 11/1/10 ..................              375           351,088
   Ford Motor Credit Co. 9.46%, 4/15/12(c) ................               95            95,713
   General Electric Capital Corp. 6.125%, 2/22/11 .........              125           127,349
   General Motors Acceptance Corp.
     6.125%, 9/15/06 ......................................              150           149,786
   General Motors Acceptance Corp.
     6.599%, 9/23/08(c) ...................................              185           181,357
   MBNA Corp. 4.625%, 9/15/08 .............................              100            97,906
   SLM Corp. 4.88%, 2/1/10(c) .............................              250           239,112
                                                                                --------------
                                                                                     1,320,846
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
   Convergys Corp. 4.875%, 12/15/09 .......................              250           240,456
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
   International Lease Finance Corp.
     4.75%, 1/13/12 .......................................              125           118,162
                                                                                --------------
ELECTRIC UTILITIES--0.9%
   Commonwealth Edison Co. Series 102
     4.74%, 8/15/10 .......................................              100            96,063
   Consumers Energy Co. Series H
     4.80%, 2/17/09 .......................................              100            97,189
   Entergy Gulf States, Inc. 3.60%, 6/1/08 ................              200           191,068
                                                                                --------------
                                                                                       384,320
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
   Allied Waste North America Series B
     8.50%, 12/1/08 .......................................              100           104,000
                                                                                --------------
LIFE & HEALTH INSURANCE--0.5%
   Jackson National Life Global Funding 144A
     4.64%, 2/10/10(b)(c) .................................              250           233,750
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
   Fisher Scientific International, Inc.
     6.75%, 8/15/14 .......................................              140           140,175
                                                                                --------------
MORTGAGE REIT'S--0.4%
   iStar Financial, Inc. 5.375%, 4/15/10 ..................              200           195,260
                                                                                --------------
MOVIES & ENTERTAINMENT--0.2%
   Time Warner, Inc. 6.875%, 5/1/12 .......................              100           103,347
                                                                                --------------
MULTI-LINE INSURANCE--0.4%
   ASIF Global Financing XXIII 144A
     3.90%, 10/22/08(b) ...................................              200           192,537
                                                                                --------------
OFFICE REIT'S--0.4%
   Brandywine Operating Partnership LP
     5.625%, 12/15/10 .....................................              200           195,837
                                                                                --------------
OIL & GAS REFINING & MARKETING--0.5%
   Premcor Refining Group, Inc. (The)
     6.125%, 5/1/11 .......................................              225           225,798
                                                                                --------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
   Kinder Morgan Management LLC
     5.35%, 1/5/11(f) .....................................              225           207,301
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
   ERAC USA Finance Co. 144A
     5.30%, 11/15/08(b) ...................................   $           85    $       83,751
   MassMutual Global Funding II 144A
     3.50%, 3/15/10(b) ....................................              100            93,108
                                                                                --------------
                                                                                       176,859
                                                                                --------------
PACKAGED FOODS & MEATS--0.5%
   Dean Foods Co. 6.625%, 5/15/09 .........................              100            99,750
   Pilgrim's Pride Corp. 9.25%, 11/15/13 ..................              100           100,250
                                                                                --------------
                                                                                       200,000
                                                                                --------------
PAPER PACKAGING--0.5%
   Packaging Corporation of America
     4.375%, 8/1/08 .......................................              250           242,784
                                                                                --------------
PAPER PRODUCTS--0.4%
   Bowater, Inc. 7.91%, 3/15/10(c) ........................              165           165,825
                                                                                --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
   Colonial Realty LP 4.80%, 4/1/11 .......................              250           234,579
                                                                                --------------
RETAIL REIT'S--0.5%
   Heritage Property Investment Trust
     4.50%, 10/15/09 ......................................              100            95,694
   Simon Property Group LP 4.60%, 6/15/10 .................              125           119,792
                                                                                --------------
                                                                                       215,486
                                                                                --------------
SPECIALTY CHEMICALS--0.3%
   Lubrizol Corp. 4.625%, 10/1/09 .........................              125           120,355
                                                                                --------------
TOBACCO--0.8%
   Philip Morris Capital Corp. 7.50%, 7/16/09 .............              200           206,380
   Reynolds American, Inc. 144A
     7.25%, 6/1/13(b) .....................................              150           147,375
                                                                                --------------
                                                                                       353,755
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
   United Rentals North America, Inc.
     6.50%, 2/15/12 .......................................               85            80,750
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
   Nextel Communications, Inc. Series F
     5.95%, 3/15/14 .......................................              250           240,161
                                                                                --------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $7,766,757) ............................................         7,556,252
                                                                                --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--18.4%

   Asset Securitization Corp. 96-D3, A1C
     7.40%, 10/13/26 ......................................              148           149,491
   Bear Stearns Alt-A Trust 05-2, 2B5
     5.256%, 4/25/35(c) ...................................              128           118,027
   Bear Stearns Alt-A Trust 05-5, 2B3
     5.321%, 7/25/35(c) ...................................              128           114,342
   Bear Stearns Asset Backed Securities Net
     Interest Margin 04-HE1N, A2 144A
     5.50%, 2/25/34(b) ....................................              200           189,688
   Bear Stearns Asset Backed Securities Net
     Interest Margin 04-HE5N, A3 5%, 7/25/34 ..............               16            15,738
   Bear Stearns Commercial Mortgage Securities
     04-ESA J 144A 5.817%, 5/14/16(b) .....................              225           223,634
   Bear Stearns Structured Products, Inc. 04-15,
     A2 P.O. 144A 0%, 11/27/34(b) .........................              147           135,610
   Bear Stearns Structured Products, Inc. 04-6
     P.O. 0%, 2/25/34 .....................................               68            65,893
   Bear Stearns Structured Products, Inc. 05-10
     144A 7.318%, 4/26/35(b)(c) ...........................              163           162,445
   Bear Stearns Structured Products, Inc.
     05-20N A 144A 8.459%, 10/25/45(b)(c) .................              175           176,550
   Centex Home Equity 05-A, AF4
     4.72%, 10/25/31(c) ...................................              250           242,277

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED

   Chase Mortgage Finance Corp. 04-S1 M
     5.098%, 2/25/19(c) ...................................   $           88    $       83,971
   Chase Mortgage Finance Corp.
     04-S3, 3A1 6%, 3/25/34 ...............................              424           414,732
   Countrywide Home Loan Mortgage
     Pass-Through Trust 04-12, 12A1
     4.767%, 8/25/34(c) ...................................              233           227,515
   Countrywide Home Loan Mortgage
     Pass-Through Trust 04-13, 1A1
     5.50%, 8/25/34 .......................................              224           221,667
   Countrywide Partnership Trust Net Interest
     Margin 04-EC1N 144A 5%, 9/25/35(b) ...................                7             6,583
   Crown Castle Towers LLC 05-1A, AFX 144A
     4.643%, 6/15/35(b) ...................................              250           240,616
   CS First Boston Mortgage Securities Corp.
     01-CK1, A2 6.25%, 12/18/35 ...........................              250           251,257
   CS First Boston Mortgage Securities Corp.
     03-8, 3A24 5.50%, 4/25/33 ............................              290           276,277
   CS First Boston Mortgage Securities Corp.
     05-12, 6A1 6%, 1/25/36 ...............................              208           204,707
   CS First Boston Mortgage Securities Corp.
     98-C1 B 6.59%, 5/17/40 ...............................              290           294,888
   First Franklin Net Interest Margin Trust
     04-FF7A A 144A 5%, 9/27/34(b) ........................                9             9,037
   First Horizon Asset Securities, Inc.
     05-AR1, 2A1 5.027%, 4/25/35(c) .......................              304           295,997
   GMAC Mortgage Corp. Loan Trust
     05-AR2, 2A 4.871%, 5/25/35(c) ........................              412           402,207
   Greenwich Structured ARM Products
     05-4A, N1 144A 7.989%, 7/27/45(b)(c) .................              162           160,756
   GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ................               52            51,471
   Harborview Mortgage Loan Trust
     05-15, B8 7.017%, 10/20/45(c) ........................              200           197,395
   JPMorgan Mortgage Trust 06-A1, B1
     5.427%, 2/25/36(c) ...................................              250           240,859
   Master Alternative Net Interest Margin Trust
     05-CW1A, N1 144A 6.75%, 12/26/35(b) ..................               99            97,667
   Master Resecuritzation Trust 05-4CI, N2 144A
     7.818%, 4/26/45(b)(c) ................................              120           119,888
   MASTR Alternative Loans Trust 05-5, 4A1
     5.75%, 8/25/35 .......................................              222           217,274
   Park Place Securities Net Interest Margin
     Trust 04-MCW1 B 144A 7.385%, 9/25/34(b) ..............              102           101,722
   Residential Accredit Loans, Inc.
     05-QA4, A5 5.475%, 4/25/35(c) ........................              286           281,638
   Residential Funding Mortgage Securities II, Inc.
     05-HI2, A3 4.46%, 5/25/35 ............................              250           243,906
   Residential Funding Mortgage Security I
     06-S4, A2 6%, 4/25/36 ................................              249           247,646
   Structured Asset Securities Corp.
     03-32, 1A1 5.246%, 11/25/33(c) .......................              184           172,911
   Wachovia Mortgage Loan Trust
     06-A, B1 5.441%, 5/20/36(c) ..........................              250           240,398
   Wells Fargo Mortgage Backed Securities Trust
     04-EE, 2A3 3.989%, 12/25/34(c) .......................              203           195,803
   Wells Fargo Mortgage Backed Securities Trust
     04-R, 2A1 4.349%, 9/25/34(c) .........................              349           338,934
   Wells Fargo Mortgage Backed Securities Trust
     05-14, 2A1 5.50%, 12/25/35 ...........................              244           231,247
   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20 ................................              213           202,577
   Wells Fargo Mortgage Backed Securities Trust
     05-AR10, 2A16 4.11%, 6/25/35(c) ......................              210           202,388
   Wells Fargo Mortgage Backed Securities Trust
     05-AR16, 6A3 4.999%, 10/25/35(c) .....................              260           255,074
                                                                                --------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $8,489,556) ............................................         8,322,703
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
FOREIGN GOVERNMENT SECURITIES--15.9%

AUSTRALIA--1.0%
   Commonwealth of Australia Series 1106
     6.75%, 11/15/06 ......................................              622(g) $      463,536
                                                                                --------------
BRAZIL--1.3%
   Federative Republic of Brazil 9.25%, 10/22/10 ..........   $           80            88,400
   Federative Republic of Brazil 10.25%, 6/17/13 ..........              160           190,000
   Federative Republic of Brazil 12.50%, 1/5/16 ...........              687(h)        311,638
                                                                                --------------
                                                                                       590,038
                                                                                --------------
CANADA--1.4%
   Commonwealth of Canada 3.75%, 6/1/08 ...................              700(i)        619,641
                                                                                --------------
CHILE--0.6%
   Republic of Chile 5.06%, 1/28/08(c) ....................              250           251,125
                                                                                --------------
COLOMBIA--0.5%
   Republic of Colombia 10%, 1/23/12 ......................              125           141,875
   Republic of Columbia 6.55%, 11/16/15(c) ................              100           102,600
                                                                                --------------
                                                                                       244,475
                                                                                --------------
GERMANY--0.9%
   Federal Republic of Germany 144A
     3.25%, 4/17/09(b) ....................................              311(m)        393,278
                                                                                --------------
INDONESIA--0.3%
   Republic of Indonesia 7.75%, 8/1/06 ....................              150           150,750
                                                                                --------------
MEXICO--1.6%
   United Mexican States 4.625%, 10/8/08 ..................              200           195,000
   United Mexican States 5.28%, 1/13/09(c) ................              250           252,125
   United Mexican States Series MI10
     9.50%, 12/18/14 ......................................            3,103(j)        280,288
                                                                                --------------
                                                                                       727,413
                                                                                --------------
NEW ZEALAND--0.7%
   Commonwealth of New Zealand Series 1106
     8%, 11/15/06 .........................................              550(n)        336,291
                                                                                --------------
PERU--0.3%
   Republic of Peru 8.375%, 5/3/16 ........................              110           119,350
                                                                                --------------
PHILIPPINES--1.4%
   Republic of Philippines 8.375%, 3/12/09 ................              200           207,500
   Republic of Philippines 8.375%, 2/15/11 ................              400           417,000
                                                                                --------------
                                                                                       624,500
                                                                                --------------
RUSSIA--1.5%
   Russian Federation RegS 8.25%, 3/31/10(e) ..............              538           558,540
   Russian Federation RegS 5%, 3/31/30(c)(e) ..............              115           122,619
                                                                                --------------
                                                                                       681,159
                                                                                --------------
SOUTH AFRICA--0.2%
   Republic of South Africa Series R153
     13%, 8/31/10 .........................................              595(k)         95,588
                                                                                --------------
THAILAND--0.6%
   Kingdom of Thailand Series R042
     4.80%, 4/9/10 ........................................            9,850(l)        252,095
                                                                                --------------
TURKEY--1.1%
   Republic of Turkey 10.50%, 1/13/08 .....................              350           367,500
   Republic of Turkey 11.75%, 6/15/10 .....................              125           141,250
                                                                                --------------
                                                                                       508,750
                                                                                --------------
UKRAINE--0.1%
   Republic of Ukraine RegS 11%, 3/15/07(e) ...............               28            28,592
                                                                                --------------
VENEZUELA--2.4%
   Republic of Venezuela RegS 5.375%, 8/7/10(e) ...........            1,145         1,084,887
                                                                                --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $7,199,778) ............................................         7,171,468
                                                                                --------------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
FOREIGN CORPORATE BONDS(d)--8.3%

BRAZIL--0.6%
   Banco do Brasil Cayman 144A
     8.50%, 9/20/14(b) ....................................   $          150    $      156,750
   Petrobras International Finance Co.
     9.875%, 5/9/08 .......................................               90            95,400
                                                                                --------------
                                                                                       252,150
                                                                                --------------
CANADA--0.2%
   Thomson Corp. (The) 4.25%, 8/15/09 .....................              100            95,450
                                                                                --------------
CHILE--0.3%
   Empresa Nacional de Electricidad SA
     7.75%, 7/15/08 .......................................              120           123,800
                                                                                --------------
GERMANY--0.5%
   Deutsche Bank AG NY Series GS
     4.66%, 3/22/12(c) ....................................              250           235,325
                                                                                --------------
HONG KONG--0.5%
   Hutchison Whampoa International Ltd. 144A
     5.45%, 11/24/10(b) ...................................              250           244,657
                                                                                --------------
INDIA--0.9%
   ICICI Bank Ltd. 144A 5.75%, 11/16/10(b) ................              175           169,489
   Vedanta Resources plc 144A
     6.625%, 2/22/10(b) ...................................              250           238,976
                                                                                --------------
                                                                                       408,465
                                                                                --------------
ITALY--0.2%
   Telecom Italia Capital S.p.A. 4%, 11/15/08 .............              100            95,929
                                                                                --------------
KAZAKHSTAN--0.6%
   Kazkommerts International BV 144A
     10.125%, 5/8/07(b) ...................................              250           256,875
                                                                                --------------
MALAYSIA--0.4%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 5%, 7/1/09(b) ......................              200           194,482
                                                                                --------------
MEXICO--0.8%
   America Movil SA de CV 5.265%, 4/27/07(c) ..............              250           250,000
   America Movil SA de CV 4.125%, 3/1/09 ..................              100            94,841
                                                                                --------------
                                                                                       344,841
                                                                                --------------
POLAND--0.5%
   Telekomunikacja Polska SA Finance BV 144A
     7.75%, 12/10/08(b) ...................................              225           234,137
                                                                                --------------
QATAR--0.4%
   Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
     3.437%, 9/15/09(b) ...................................              165           157,915
                                                                                --------------
RUSSIA--0.7%
   Gazprom OAO 144A (Gazstream SA)
     5.625%, 7/22/13(b) ...................................              238           232,255
   Gazprom RegS (Morgan Stanley AG)
     9.625%, 3/1/13(e) ....................................               80            91,432
                                                                                --------------
                                                                                       323,687
                                                                                --------------
SINGAPORE--0.3%
   Chartered Semiconductor Manufacturing Ltd.
     5.75%, 8/3/10 ........................................              150           145,916
                                                                                --------------
SOUTH KOREA--0.3%
   Export-Import Bank of Korea 4.50%, 8/12/09 .............              120           115,222
                                                                                --------------
UKRAINE--0.2%
   Naftogaz Ukrainy 8.125%, 9/30/09 .......................              100            93,840
                                                                                --------------
UNITED STATES--0.9%
   Amvescap plc 4.50%, 12/15/09 ...........................              250           239,004
   Nova Chemicals Corp. 8.405%, 11/15/13(c) ...............              170           169,575
                                                                                --------------
                                                                                       408,579
                                                                                --------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $3,847,449) ............................................         3,731,270
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
   Par Pharmaceutical Cos., Inc. Cv.
     2.875%, 9/30/10 ......................................   $          175    $      143,500
                                                                                --------------
TOTAL DOMESTIC CONVERTIBLE BONDS
   (Identified cost $144,788) ..............................................           143,500
                                                                                --------------
CREDIT LINKED NOTES--0.9%

OTHER FOREIGN GOVERNMENT--0.9%
   Republic of Indonesia (Citigroup)
     14%, 6/15/09 .........................................              120           102,888
   Republic of Indonesia (Citigroup)
     14%, 6/15/09 .........................................              125           114,456
   Republic of Turkey (Citigroup) 0%, 6/28/07 .............              250           204,140
                                                                                --------------
TOTAL CREDIT LINKED NOTES
   (Identified cost $495,000) ..............................................           421,484
                                                                                --------------
LOAN AGREEMENTS(c)--9.4%

AIRPORT SERVICES--0.3%
   Worldspan LP Tranche 7.30%, 2/11/10 ....................              165           163,310
                                                                                --------------
AUTO PARTS & EQUIPMENT--0.4%
   Tenneco Automotive, Inc. Tranche B
     8.13%, 12/12/10 ......................................              167           168,665
                                                                                --------------
BROADCASTING & CABLE TV--1.2%
   Charter Communications Operating LLC
     Tranche 7.751%, 4/28/13 ..............................              248           248,726
   DIRECTV Holdings LLC Tranche B
     4.801%, 4/13/13 ......................................               67            66,667
   Mediacom LLC Tranche C
     6.649%, 1/31/15 ......................................              250           249,219
                                                                                --------------
                                                                                       564,612
                                                                                --------------
CASINOS & GAMING--0.5%
   MGM MIRAGE Tranche A 6.63%, 4/25/10 ....................              240           238,800
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
   Solar Capital Corp. Tranche 6.20%, 2/11/13 .............              147           147,725
                                                                                --------------
DEPARTMENT STORES--0.4%
   Neiman-Marcus Group, Inc. (The) Tranche
     6.706%, 4/6/13 .......................................              166           167,489
                                                                                --------------
DIVERSIFIED CHEMICALS--0.1%
   Huntsman Corp. Tranche B 6.679%, 8/16/12 ...............               24            23,761
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
   Allied Waste North America, Inc. Tranche
     6.39%, 4/15/13 .......................................               86            85,813
   Allied Waste North America, Inc. Tranche
     6.39%, 4/15/13 .......................................               33            33,274
   Duratek Tranche B 5.31%, 6/30/16 .......................               14            13,645
   Energy Solutions Tranche B 5.31%, 6/30/13 ..............               30            30,131
   Envirocare Tranche C 5.31%, 6/30/16 ....................                1             1,421
                                                                                --------------
                                                                                       164,284
                                                                                --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
   Mosaic Global Holdings, Inc. Tranche B
     4.801%, 2/21/12 ......................................              124           123,907
                                                                                --------------
HEALTH CARE FACILITIES--0.3%
   LifePoint Hospitals, Inc. Tranche B
     4.926%, 4/15/12 ......................................              158           157,441
                                                                                --------------
HEALTH CARE SERVICES--0.7%
   Davita, Inc. Tranche B 5.73%, 10/5/12 ..................              165           165,599
   Fresenius Medical Care AG & Co. Tranche B
     6.325%, 3/31/13 ......................................              150           148,500
                                                                                --------------
                                                                                       314,099
                                                                                --------------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
HOTELS, RESORTS & CRUISE LINES--0.2%
   Hilton Hotels Corp. Tranche B
     6.374%, 2/22/13 ......................................   $           90    $       89,550
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.0%
   Mirant North America LLC Tranche B
     6.55%, 1/3/13 ........................................               50            49,781
   NRG Energy, Inc. Tranche B 2.25%, 2/1/13 ...............              405           406,444
                                                                                --------------
                                                                                       456,225
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
   NTELOS, Inc. Tranche B 5.801%, 8/24/11 .................              223           222,605
   NTELOS, Inc. Tranche B 5.27%, 5/1/13 ...................               50            49,969
                                                                                --------------
                                                                                       272,574
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--0.5%
   Helix Tranche 0%, 7/31/10 ..............................              250           250,000
                                                                                --------------
PAPER PRODUCTS--1.0%
   Georgia-Pacific Corp. Tranche B
     6.749%, 12/20/12 .....................................              200           199,251
   Georgia-Pacific Corp. Tranche C
     7.749%, 12/23/13 .....................................               45            45,337
   NewPage Corp. Tranche B
     6.301%, 5/2/11 .......................................              193           193,820
                                                                                --------------
                                                                                       438,408
                                                                                --------------
PHOTOGRAPHIC PRODUCTS--0.5%
   Eastman Kodak Co. Tranche B
     6.424%, 10/18/12 .....................................              216           215,098
                                                                                --------------
RESTAURANTS--0.2%
   Burger King Corp. Tranche B1
     6.27%, 6/30/12 .......................................               83            82,880
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SPECIALTY CHEMICALS--0.1%
   Johnson Diversey, Inc. Tranche B
     12%, 12/16/11 ........................................   $           60    $       60,450
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
   Cricket Communications, Inc. Tranche B
     5.22%, 6/15/13 .......................................              113           113,273
   Crown Castle Tranche B 5.271%, 6/1/13 ..................               55            55,344
                                                                                --------------
                                                                                       168,617
                                                                                --------------
TOTAL LOAN AGREEMENTS
   (Identified cost $4,283,438) ............................................         4,267,895
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--99.0%
   (Identified Cost $45,699,780) ...........................................        44,733,214
                                                                                --------------
SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(o)--1.4%
   Sysco Corp. 5.27%, 7/3/06 ..............................              620           619,818
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $619,818) ..............................................           619,818
                                                                                --------------
TOTAL INVESTMENTS--100.4%
   (Identified cost $46,319,598) ...........................................        45,353,032(a)
   Other assets and liabilities, net--(0.4)% ...............................          (183,147)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   45,169,885
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $174,231 and gross depreciation of $1,149,571 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $46,328,372.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $5,303,527 or 11.7% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   All or a portion segregated as collateral for forward currency contracts.

(g)   Par value represents Australian Dollar.

(h)   Par value represents Brazilian Real.

(i)   Par value represents Canadian Dollar.

(j)   Par value represents Mexican Peso.

(k)   Par value represents South African Rand.

(l)   Par value represents Thailand Baht.

(m)   Par value represents Euro.

(n)   Par value represents New Zealand Dollar.

(o)   The rate shown is the discount rate.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $46,319,598) ..........................         $   45,353,032
Cash ..................................................................................                 92,547
Receivables
   Interest ...........................................................................                322,468
   Investment securities sold .........................................................                295,220
   Fund shares sold ...................................................................                  2,659
Unrealized appreciation on forward currency contracts .................................                 12,503
Prepaid expenses ......................................................................                     27
                                                                                                --------------
     Total assets .....................................................................             46,078,456
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                755,699
   Fund shares repurchased ............................................................                 82,267
   Investment advisory fee ............................................................                 13,014
   Financial agent fee ................................................................                  6,586
   Administration fee .................................................................                  2,460
   Trustees' fee ......................................................................                    375
   Other accrued expenses .............................................................                 39,057
Unrealized depreciation on forward currency contracts .................................                  9,113
                                                                                                --------------
     Total liabilities ................................................................                908,571
                                                                                                --------------
NET ASSETS ............................................................................         $   45,169,885
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   46,421,268
   Undistributed net investment income ................................................                276,818
   Accumulated net realized loss ......................................................               (564,630)
   Net unrealized depreciation ........................................................               (963,571)
                                                                                                --------------
NET ASSETS ............................................................................         $   45,169,885
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              4,612,375
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         9.79
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Interest ...........................................................................         $    1,288,904
   Foreign taxes withheld .............................................................                 (2,445)
                                                                                                --------------
     Total investment income ..........................................................              1,268,459
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                115,884
   Financial agent fee ................................................................                 30,264
   Administration fee .................................................................                 15,065
   Professional .......................................................................                 16,698
   Printing ...........................................................................                 12,079
   Trustees ...........................................................................                  8,654
   Custodian ..........................................................................                  6,415
   Miscellaneous ......................................................................                 10,787
                                                                                                --------------
     Total expenses ...................................................................                215,846
   Less expenses reimbursed by investment advisor .....................................                (51,761)
   Custodian fees paid indirectly .....................................................                 (1,846)
                                                                                                --------------
     Net expenses .....................................................................                162,239
                                                                                                --------------
NET INVESTMENT GAIN (LOSS) ............................................................              1,124,220
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................               (142,348)
   Net realized gain (loss) on foreign currency transactions ..........................                 (6,399)
   Net change in unrealized appreciation (depreciation) on investments ................               (622,293)
   Net change in unrealized appreciation (depreciation) on foreign currency translation                  3,823
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................               (767,217)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      357,003
                                                                                                ==============

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED          YEAR ENDED
                                                                              JUNE 30, 2006     DECEMBER 31,
                                                                               (UNAUDITED)          2005
                                                                              --------------    -------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $    1,124,220    $    1,937,938
   Net realized gain (loss) ................................................        (148,747)         (403,229)
   Net change in unrealized appreciation (depreciation) ....................        (618,470)         (896,999)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............         357,003           637,710
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (950,998)       (1,651,467)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............        (950,998)       (1,651,467)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (341,579 and 1,809,665 shares, respectively)      3,419,239        18,218,945
   Net asset value of shares issued from reinvestment of distributions
     (97,558 and 165,716 shares, respectively) .............................         950,998         1,651,467
   Cost of shares repurchased (614,078 and 744,737 shares, respectively) ...      (6,140,594)       (7,458,561)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (1,770,357)       12,411,851
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (2,364,352)       11,398,094

NET ASSETS
   Beginning of period .....................................................      47,534,237        36,136,143
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $276,818 AND $103,596, RESPECTIVELY] ...............................  $   45,169,885    $   47,534,237
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   SIX MONTHS                                   FROM INCEPTION
                                                      ENDED       YEAR ENDED DECEMBER 31,       JUNE 2, 2003 TO
                                                  JUNE 30, 2005   ------------------------       DECEMBER 31,
                                                   (UNAUDITED)      2005           2004              2003
                                                  --------------  --------      ----------      ---------------
Net asset value, beginning of period .........     $  9.93        $  10.16      $    10.05        $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..............        0.24(4)         0.45(4)         0.42              0.24
   Net realized and unrealized gain (loss) ...       (0.17)          (0.31)           0.11              0.05
                                                   -------        --------      ----------        ----------
     TOTAL FROM INVESTMENT OPERATIONS ........        0.07            0.14            0.53              0.29
                                                   -------        --------      ----------        ----------
LESS DISTRIBUTIONS
   Dividends from net investment income ......       (0.21)          (0.37)          (0.42)            (0.24)
                                                   -------        --------      ----------        ----------
     TOTAL DISTRIBUTIONS .....................       (0.21)          (0.37)          (0.42)            (0.24)
                                                   -------        --------      ----------        ----------
CHANGE IN NET ASSET VALUE ....................       (0.14)          (0.23)           0.11              0.05
                                                   -------        --------      ----------        ----------
NET ASSET VALUE, END OF PERIOD ...............     $  9.79        $   9.93      $    10.16        $    10.05
                                                   =======        ========      ==========        ==========
Total return .................................        0.78%(2)        1.36%           5.34%             2.96%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .....     $45,170        $ 47,534      $   36,136        $   21,348

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................        0.70%(1)        0.70%           0.51%(3)          0.20%(1)(3)
   Gross operating expenses ..................        0.92%(1)        0.98%           1.08%             1.54%(1)
   Net investment income (loss) ..............        4.85%(1)        4.45%           4.37%             4.90%(1)
Portfolio turnover ...........................          45%(2)          91%             79%               50%(2)

(1)   Annualized.

(2)   Not annualized.

(3) Represents blended net expense ratio. For the period of June 2, 2003 through May 31, 2004, the Advisor voluntarily waived its entire management fee of 0.50%.

(4)   Computed using average shares outstanding.

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Kayne Rising Dividends Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                      BEGINNING              ENDING           EXPENSES PAID
                                                    ACCOUNT VALUE         ACCOUNT VALUE           DURING
         KAYNE RISING DIVIDENDS SERIES            DECEMBER 31, 2005       JUNE 30, 2006          PERIOD*
   ------------------------------------------     -----------------       --------------      --------------
   Actual                                            $  1,000.00           $  1,000.80            $ 4.22

   Hypothetical (5% return before expenses)             1,000.00              1,020.53              4.27

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.85%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        21%
Information Technology                            15
Consumer Staples                                  15
Industrials                                       12
Energy                                            11
Health Care                                       10
Consumer Discretionary                             7
Other                                              9

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--97.7%

AIR FREIGHT & LOGISTICS--1.9%
   United Parcel Service, Inc. Class B ....................            2,800    $      230,524
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
   State Street Corp. .....................................            2,900           168,461
                                                                                --------------
COMMUNICATIONS EQUIPMENT--2.0%
   Qualcomm, Inc. .........................................            6,000           240,420
                                                                                --------------
COMPUTER HARDWARE--4.1%
   Diebold, Inc. ..........................................            5,000           203,100
   International Business Machines Corp. ..................            3,800           291,916
                                                                                --------------
                                                                                       495,016
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
   Automatic Data Processing, Inc. ........................            5,400           244,890
                                                                                --------------
DEPARTMENT STORES--1.5%
   Nordstrom, Inc. ........................................            5,000           182,500
                                                                                --------------
DIVERSIFIED BANKS--4.3%
   U.S. Bancorp ...........................................            6,300           194,544
   Wells Fargo & Co. ......................................            4,800           321,984
                                                                                --------------
                                                                                       516,528
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
   Cintas Corp. ...........................................            5,500           218,680
                                                                                --------------
ELECTRIC UTILITIES--1.4%
   Southern Co. (The) .....................................            5,300           169,865
                                                                                --------------
FOOTWEAR--2.0%
   Nike, Inc. Class B .....................................            3,000           243,000
                                                                                --------------
HEALTH CARE EQUIPMENT--3.3%
   Biomet, Inc. ...........................................            5,300           165,837
   Medtronic, Inc. ........................................            5,000           234,600
                                                                                --------------
                                                                                       400,437
                                                                                --------------
HOUSEHOLD PRODUCTS--3.1%
   Procter & Gamble Co. (The) .............................            6,700           372,520
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--5.0%
   Costco Wholesale Corp. .................................            4,300           245,659
   Wal-Mart Stores, Inc. ..................................            7,500           361,275
                                                                                --------------
                                                                                       606,934
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
INDUSTRIAL CONGLOMERATES--6.3%
   3M Co. .................................................            3,300    $      266,541
   General Electric Co. ...................................           15,000           494,400
                                                                                --------------
                                                                                       760,941
                                                                                --------------
INDUSTRIAL MACHINERY--1.6%
   Illinois Tool Works, Inc. ..............................            4,000           190,000
                                                                                --------------
INTEGRATED OIL & GAS--10.1%
   Chevron Corp. ..........................................            4,600           285,476
   ConocoPhillips .........................................            6,300           412,839
   Exxon Mobil Corp. ......................................            8,600           527,610
                                                                                --------------
                                                                                     1,225,925
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.9%
   AT&T, Inc. .............................................           12,500           348,625
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--2.6%
   Morgan Stanley .........................................            5,000           316,050
                                                                                --------------
LIFE & HEALTH INSURANCE--3.4%
   AFLAC, Inc. ............................................            4,600           213,210
   MetLife, Inc. ..........................................            3,900           199,719
                                                                                --------------
                                                                                       412,929
                                                                                --------------
MOVIES & ENTERTAINMENT--1.4%
   Walt Disney Co. (The) ..................................            5,500           165,000
                                                                                --------------
MULTI-LINE INSURANCE--2.7%
   American International Group, Inc. .....................            5,500           324,775
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
   Apache Corp. ...........................................            2,000           136,500
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--5.2%
   Bank of America Corp. ..................................            6,500           312,650
   Citigroup, Inc. ........................................            6,500           313,560
                                                                                --------------
                                                                                       626,210
                                                                                --------------
PERSONAL PRODUCTS--1.7%
   Avon Products, Inc. ....................................            6,600           204,600
                                                                                --------------
PHARMACEUTICALS--7.0%
   Abbott Laboratories ....................................            4,200           183,162
   Johnson & Johnson ......................................            8,200           491,344
   Wyeth ..................................................            4,000           177,640
                                                                                --------------
                                                                                       852,146
                                                                                --------------

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
PUBLISHING & PRINTING--2.0%
   Gannett Co., Inc. ......................................            4,300    $      240,499
                                                                                --------------
REGIONAL BANKS--1.4%
   Synovus Financial Corp. ................................            6,500           174,070
                                                                                --------------
SEMICONDUCTORS--5.1%
   Intel Corp. ............................................           17,500           331,625
   Linear Technology Corp. ................................            8,700           291,363
                                                                                --------------
                                                                                       622,988
                                                                                --------------
SOFT DRINKS--4.8%
   Coca-Cola Co. (The) ....................................            7,400           318,348
   PepsiCo, Inc. ..........................................            4,400           264,176
                                                                                --------------
                                                                                       582,524
                                                                                --------------
SPECIALTY CHEMICALS--2.8%
   Sigma-Aldrich Corp. ....................................            4,600           334,144
                                                                                --------------

SYSTEMS SOFTWARE--1.8%
   Microsoft Corp. ........................................            9,500           221,350
                                                                                --------------

TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $10,864,082) ...........................................        11,829,051
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--97.7%
   (Identified Cost $10,864,082) ...........................................        11,829,051
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER(b)--2.3%
   UBS Americas 5.27%, 7/3/06 .............................   $          275           274,919
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $274,919) ..............................................           274,919
                                                                                --------------
TOTAL INVESTMENTS--100.0%
   (Identified cost $11,139,001) ...........................................        12,103,970(a)
   Other assets and liabilities, net--0.0% .................................             5,797
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   12,109,767
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,311,676 and gross depreciation of $361,259 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $11,153,553.

(b)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $11,139,001) ..........................         $   12,103,970
Cash ..................................................................................                 11,220
Receivables
   Fund shares sold ...................................................................                 16,080
   Dividends ..........................................................................                 13,913
Trustee retainer ......................................................................                    982
Prepaid expenses ......................................................................                     11
                                                                                                --------------
     Total assets .....................................................................             12,146,176
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                  1,171
   Investment advisory fee ............................................................                 17,170
   Professional fee ...................................................................                  8,236
   Financial agent fee ................................................................                  4,974
   Printing fee .......................................................................                  2,915
   Administration fee .................................................................                    650
   Other accrued expenses .............................................................                  1,293
                                                                                                --------------
     Total liabilities ................................................................                 36,409
                                                                                                --------------
NET ASSETS ............................................................................         $   12,109,767
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   10,865,032
   Undistributed net investment income ................................................                 32,265
   Accumulated net realized gain ......................................................                247,501
   Net unrealized appreciation ........................................................                964,969
                                                                                                --------------
NET ASSETS ............................................................................         $   12,109,767
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              1,068,726
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        11.33
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      148,600
   Interest ...........................................................................                  3,680
                                                                                                --------------
     Total investment income ..........................................................                152,280
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                 47,791
   Financial agent fee ................................................................                 20,770
   Administration fee .................................................................                  4,438
   Trustees ...........................................................................                  7,253
   Professional .......................................................................                  4,793
   Custodian ..........................................................................                  4,158
   Printing ...........................................................................                  1,523
   Miscellaneous ......................................................................                  4,600
                                                                                                --------------
     Total expenses ...................................................................                 95,326
   Less expenses reimbursed by investment advisor .....................................                (37,146)
   Custodian fees paid indirectly .....................................................                   (148)
                                                                                                --------------
     Net expenses .....................................................................                 58,032
                                                                                                --------------
NET INVESTMENT GAIN (LOSS) ............................................................                 94,248
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                271,368
   Net change in unrealized appreciation (depreciation) on investments ................               (340,777)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                (69,409)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $       24,839
                                                                                                ==============

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $       94,248    $      210,456
   Net realized gain (loss) ................................................         271,368           262,655
   Net change in unrealized appreciation (depreciation) ....................        (340,777)         (692,850)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............          24,839          (219,739)
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................         (63,465)         (208,974)
   Net realized short-term gains ...........................................         (16,289)               --
   Net realized long-term gains ............................................         (26,973)         (100,880)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............        (106,727)         (309,854)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (77,949 and 146,726
     shares, respectively) .................................................         902,400         1,694,526
   Net asset value of shares issued from reinvestment of
     distributions (9,552 and 26,856 shares, respectively) .................         106,727           309,854
   Cost of shares repurchased (286,570 and 571,511 shares, respectively) ...      (3,301,263)       (6,611,802)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (2,292,136)       (4,607,422)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (2,374,024)       (5,137,015)

NET ASSETS
   Beginning of period .....................................................      14,483,791        19,620,806
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $32,265
     AND $1,482, RESPECTIVELY] .............................................  $   12,109,767    $   14,483,791
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS                                             FROM INCEPTION
                                                     ENDED             YEAR ENDED DECEMBER 31,           AUGUST 12, 2002
                                                 JUNE 30, 2006   ------------------------------------    TO DECEMBER 31,
                                                  (UNAUDITED)      2005           2004        2003            2002
                                                 --------------  --------       --------    ---------    ----------------
Net asset value, beginning of period .........    $   11.42      $  11.78       $  11.35    $    9.64    $     10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..............         0.08(3)       0.14(3)        0.16         0.06           0.02
   Net realized and unrealized gain (loss) ...        (0.07)        (0.25)          0.43         1.78          (0.36)
                                                  ---------      --------       --------    ---------    -----------
     TOTAL FROM INVESTMENT OPERATIONS ........         0.01         (0.11)          0.59         1.84          (0.34)
                                                  ---------      --------       --------    ---------    -----------
LESS DISTRIBUTIONS
   Dividends from net investment income ......        (0.06)        (0.17)         (0.16)       (0.06)         (0.02)
   Distributions from net realized gains .....        (0.04)        (0.08)            --        (0.07)            --
                                                  ---------      --------       --------    ---------    -----------
     TOTAL DISTRIBUTIONS .....................        (0.10)        (0.25)         (0.16)       (0.13)         (0.02)
                                                  ---------      --------       --------    ---------    -----------
CHANGE IN NET ASSET VALUE ....................        (0.09)        (0.36)          0.43         1.71          (0.36)
                                                  ---------      --------       --------    ---------    -----------
NET ASSET VALUE, END OF PERIOD ...............    $   11.33      $  11.42       $  11.78    $   11.35    $      9.64
                                                  =========      ========       ========    =========    ===========
Total return .................................         0.08%(2)     (0.92)%         5.26%       19.10%         (3.45)%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .....    $  12,110      $ 14,484       $ 19,621    $  13,783    $     1,645

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................         0.85%(1)      0.85%          0.85%        0.85%          0.85%(1)
   Gross operating expenses ..................         1.39%(1)      1.52%          1.45%        2.37%         14.32%(1)
   Net investment income (loss) ..............         1.38%(1)      1.23%          1.51%        0.97%          0.76%(1)
Portfolio turnover ...........................           23%(2)        30%            23%          18%            16%(2)

(1)   Annualized.

(2)   Not annualized.

(3)   Computed using average shares outstanding.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Kayne Small-Cap Quality Value Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                         BEGINNING              ENDING          EXPENSES PAID
                                                       ACCOUNT VALUE         ACCOUNT VALUE          DURING
      KAYNE SMALL-CAP QUALITY VALUE SERIES           DECEMBER 31, 2005       JUNE 30, 2006         PERIOD*
   ------------------------------------------        -----------------       -------------      --------------
   Actual                                              $ 1,000.00             $ 1,084.70           $ 5.43

   Hypothetical (5% return before expenses)              1,000.00               1,019.53             5.27

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.05%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        25%
Industrials                                       20
Information Technology                            16
Consumer Discretionary                            12
Energy                                            10
Health Care                                        6
Materials                                          4
Other                                              7

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--92.9%

APPAREL, ACCESSORIES & LUXURY GOODS--3.9%
   Cherokee, Inc. .........................................           15,450    $      639,012
                                                                                --------------
APPLICATION SOFTWARE--6.3%
   EPIQ Systems, Inc.(b) ..................................           33,529           557,922
   Reynolds & Reynolds Co. (The) Class A ..................           15,425           473,085
                                                                                --------------
                                                                                     1,031,007
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--9.0%
   American Capital Strategies Ltd. .......................           20,050           671,274
   MCG Capital Corp. ......................................           49,981           794,698
                                                                                --------------
                                                                                     1,465,972
                                                                                --------------
COMMUNICATIONS EQUIPMENT--4.3%
   Inter-Tel, Inc. ........................................           33,740           710,564
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.9%
   Syntel, Inc. ...........................................           15,000           306,900
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.5%
   McGrath Rentcorp. ......................................            9,000           250,290
                                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES--4.5%
   ABM Industries, Inc. ...................................           43,285           740,174
                                                                                --------------
HEALTH CARE EQUIPMENT--2.2%
   Young Innovations, Inc. ................................           10,120           356,528
                                                                                --------------
HEALTH CARE SERVICES--3.5%
   Landauer, Inc. .........................................           11,970           573,363
                                                                                --------------
HOME FURNISHINGS--4.4%
   Tempur-Pedic International, Inc.(b) ....................           52,800           713,328
                                                                                --------------
INDUSTRIAL MACHINERY--9.4%
   CLARCOR, Inc. ..........................................           23,570           702,151
   Lincoln Electric Holdings, Inc. ........................           13,245           829,799
                                                                                --------------
                                                                                     1,531,950
                                                                                --------------
INSURANCE BROKERS--4.7%
   National Financial Partners Corp. ......................           17,250           764,347
                                                                                --------------
INTERNET SOFTWARE & SERVICES--3.0%
   Computer Service, Inc. .................................           16,300           485,088
                                                                                --------------


                                                                  SHARES            VALUE
                                                              --------------    --------------
OIL & GAS REFINING & MARKETING--4.5%
   World Fuel Services Corp. ..............................           16,310    $      745,204
                                                                                --------------
OIL & GAS STORAGE & TRANSPORTATION--5.6%
   Crosstex Energy, Inc. ..................................            9,600           912,768
                                                                                --------------
REGIONAL BANKS--4.4%
   Cathay General Bancorp .................................           19,800           720,324
                                                                                --------------
SPECIALIZED CONSUMER SERVICES--4.2%
   Matthews International Corp. Class A ...................           19,820           683,195
                                                                                --------------
SPECIALIZED REIT'S--4.8%
   Entertainment Properties Trust .........................           18,300           787,815
                                                                                --------------
SPECIALTY CHEMICALS--4.3%
   Balchem Corp. ..........................................           31,360           705,600
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--2.1%
   Washington Federal, Inc. ...............................           15,050           349,010
                                                                                --------------
TRUCKING--4.4%
   Landstar System, Inc. ..................................           15,380           726,397
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $12,303,583) ...........................................        15,198,836
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--92.9%
   (Identified Cost $12,303,583) ...........................................        15,198,836
                                                                                --------------

                                                                     PAR
                                                                    VALUE
                                                                    (000)
                                                              --------------
SHORT-TERM INVESTMENTS--6.9%

COMMERCIAL PAPER(c)--6.9%
   General Electric Capital Corp. 5.12%, 7/3/06 ...........   $          325           324,907
   UBS Americas 5.27%, 7/3/06 .............................              800           799,766
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,124,673) ............................................         1,124,673
                                                                                --------------
TOTAL INVESTMENTS--99.8%
   (Identified cost $13,428,256) ...........................................        16,323,509(a)
   Other assets and liabilities, net--0.2% .................................            25,169
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   16,348,678
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,093,821 and gross depreciation of $202,087 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $13,431,775.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $13,428,256) ..........................         $   16,323,509
Cash ..................................................................................                  3,001
Receivables
   Dividends ..........................................................................                 67,801
Trustee retainer ......................................................................                    869
Prepaid expenses ......................................................................                      6
                                                                                                --------------
      Total assets ....................................................................             16,395,186
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                  8,430
   Professional fee ...................................................................                 17,844
   Investment advisory fee ............................................................                  9,064
   Financial agent fee ................................................................                  4,989
   Printing fee .......................................................................                  4,819
   Administration fee .................................................................                    857
   Other accrued expenses .............................................................                    505
                                                                                                --------------
     Total liabilities ................................................................                 46,508
                                                                                                --------------
NET ASSETS ............................................................................         $   16,348,678
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   12,797,899
   Undistributed net investment income ................................................                 56,827
   Accumulated net realized gain ......................................................                598,699
   Net unrealized appreciation ........................................................              2,895,253
                                                                                                --------------
NET ASSETS ............................................................................         $   16,348,678
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......                992,713
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        16.47
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      198,480
   Interest ...........................................................................                 17,561
                                                                                                --------------
     Total investment income ..........................................................                216,041
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                 68,854
   Financial agent fee ................................................................                 21,140
   Administration fee .................................................................                  4,973
   Professional .......................................................................                 15,701
   Trustees ...........................................................................                  7,368
   Printing ...........................................................................                  4,179
   Custodian ..........................................................................                  3,091
   Miscellaneous ......................................................................                  4,147
                                                                                                --------------
     Total expenses ...................................................................                129,453
   Less expenses reimbursed by investment advisor .....................................                (48,665)
   Custodian fees paid indirectly .....................................................                   (458)
                                                                                                --------------
     Net expenses .....................................................................                 80,330
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                135,711
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                604,397
   Net change in unrealized appreciation (depreciation) on investments ................                433,279
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              1,037,676
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    1,173,387
                                                                                                ==============

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      135,711    $      192,781
   Net realized gain (loss) ................................................         604,397           496,380
   Net change in unrealized appreciation (depreciation) ....................         433,279           404,342
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       1,173,387         1,093,503
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................         (79,191)         (193,074)
   Net realized short-term gains ...........................................         (11,780)         (184,360)
   Net realized long-term gains ............................................              --          (305,214)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............         (90,971)         (682,648)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (214,093 and 290,666 shares, respectively)        3,484,588         4,385,903
   Net asset value of shares issued from reinvestment of distributions
     (5,692 and 44,367 shares, respectively) ...............................          90,971           682,648
   Cost of shares repurchased (138,109 and 135,807 shares, respectively) ...      (2,220,875)       (2,041,026)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............       1,354,684         3,027,525
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................       2,437,100         3,438,380

NET ASSETS
   Beginning of period .....................................................      13,911,578        10,473,198
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $56,827 AND $307, RESPECTIVELY] ....................................  $   16,348,678    $   13,911,578
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS                                            FROM INCEPTION
                                                     ENDED             YEAR ENDED DECEMBER 31,          AUGUST 12, 2002
                                                 JUNE 30, 2006   ------------------------------------   TO DECEMBER 31,
                                                  (UNAUDITED)      2005           2004        2003           2002
                                                 -------------   --------       --------    ---------   ---------------
Net asset value, beginning of period .........    $   15.27      $  14.71       $  11.92    $    9.99    $     10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..............         0.14(3)       0.24(3)        0.10         0.09           0.07
   Net realized and unrealized gain (loss) ...         1.15          1.10           2.94         1.94           0.03
                                                  ---------      --------       --------    ---------    -----------
     TOTAL FROM INVESTMENT OPERATIONS ........         1.29          1.34           3.04         2.03           0.10
                                                  ---------      --------       --------    ---------    -----------
LESS DISTRIBUTIONS
   Dividends from net investment income ......        (0.08)        (0.22)         (0.10)       (0.09)         (0.07)
   Distributions from net realized gains .....        (0.01)        (0.56)         (0.15)       (0.01)         (0.04)
                                                  ---------      --------       --------    ---------    -----------
     TOTAL DISTRIBUTIONS .....................        (0.09)        (0.78)         (0.25)       (0.10)         (0.11)
                                                  ---------      --------       --------    ---------    -----------
CHANGE IN NET ASSET VALUE ....................         1.20          0.56           2.79         1.93          (0.01)
                                                  ---------      --------       --------    ---------    -----------
NET ASSET VALUE, END OF PERIOD ...............    $   16.47      $  15.27       $  14.71    $   11.92    $      9.99
                                                  =========      ========       ========    =========    ===========
Total return .................................         8.47%(2)      9.10%         25.68%       20.28%          1.01%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .....    $  16,349      $ 13,912       $ 10,473    $   4,801    $       869

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................         1.05%(1)      1.05%          1.05%        1.05%          1.05%(1)
   Gross operating expenses ..................         1.69%(1)      1.99%          2.68%        5.73%         22.60%(1)
   Net investment income (loss) ..............         1.77%(1)      1.57%          1.13%        1.37%          2.33%(1)
Portfolio turnover ...........................           25%(2)        18%            19%          42%             4%(2)

(1)   Annualized.

(2)   Not annualized.

(3)   Computed using average shares outstanding.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Lazard International Equity Select Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                     BEGINNING              ENDING            EXPENSES PAID
                                                   ACCOUNT VALUE         ACCOUNT VALUE            DURING
         LAZARD INTERNATIONAL EQUITY             DECEMBER 31, 2005       JUNE 30, 2006           PERIOD*
   ----------------------------------------      -----------------       -------------        --------------
   Actual                                           $ 1,000.00            $ 1,092.50              $ 5.45

   Hypothetical (5% return before expenses)           1,000.00              1,019.53                5.27

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.05%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United Kingdom                                    26%
Japan                                             14
Switzerland                                       11
France                                             9
Italy                                              4
Netherlands                                        3
Finland                                            3
Other                                             30

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
FOREIGN COMMON STOCKS(b)--95.0%

DENMARK--1.0%
   Danske Bank A/S ADR (Diversified Banks) ................           79,900    $    1,520,273
                                                                                --------------
FINLAND--3.9%
   Nokia Oyj Sponsored ADR
      (Communications Equipment) ..........................          292,600         5,928,076
                                                                                --------------
FRANCE--10.4%
   AXA Sponsored ADR (Multi-line Insurance) ...............           98,700         3,235,386
   Sanofi-Aventis ADR (Pharmaceuticals)(d) ................           98,096         4,777,275
   Societe Generale SA Sponsored ADR
      (Diversified Banks) .................................          106,400         3,129,129
   Total SA Sponsored ADR (Integrated Oil & Gas) ..........           72,100         4,723,992
                                                                                --------------
                                                                                    15,865,782
                                                                                --------------
GERMANY--2.9%
   Siemens AG Sponsored ADR
      (Industrial Conglomerates) ..........................           51,000         4,427,820
                                                                                --------------
IRELAND--2.0%
   Allied Irish Banks plc Sponsored ADR
      (Diversified Banks)(d) ..............................           63,700         3,080,532
                                                                                --------------
ITALY--5.1%
   ENI S.p.A. Sponsored ADR (Integrated Oil & Gas)(d) .....           81,700         4,799,875
   Sanpaolo IMI S.p.A. Sponsored ADR
      (Diversified Banks) .................................           86,600         3,053,516
                                                                                --------------
                                                                                     7,853,391
                                                                                --------------
JAPAN--17.0%
   Canon, Inc. Sponsored ADR (Office Electronics)(d) ......           70,800         5,187,516
   Hoya Corp. Sponsored ADR (Electronic
      Equipment Manufacturers)(d) .........................           45,600         1,623,515
   Mitsubishi UFJ Financial Group, Inc. ADR
      (Diversified Banks)(d) ..............................          333,000         4,645,350
   Mitsui Sumitomo Insurance Co. Ltd. ADR
      (Property & Casualty Insurance)(d) ..................           23,900         3,004,357
   Nissan Motor Co. Ltd. Sponsored ADR
      (Automobile Manufacturers)(d) .......................          190,900         4,195,982
   Nomura Holdings, Inc. ADR (Investment
      Banking & Brokerage)(d) .............................          237,500         4,465,000
   Sumitomo Mitsui Financial Group, Inc. ADR
      (Diversified Banks)(d) ..............................          274,500         2,905,527
                                                                                --------------
                                                                                    26,027,247
                                                                                --------------
NETHERLANDS--4.1%
   Heinekin NV ADR (Brewers)(d) ...........................          219,000         4,641,442
   TNT NV ADR (Air Freight & Logistics)(d) ................           46,200         1,653,960
                                                                                --------------
                                                                                     6,295,402
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
SWEDEN--2.0%
   Telefonaktiebolaget LM Ericsson Sponsored ADR
      (Communications Equipment)(d) .......................           92,000    $    3,039,680
                                                                                --------------
SWITZERLAND--12.9%
   Credit Suisse Group Sponsored ADR
      (Diversified Capital Markets) .......................           52,700         2,950,673
   Nestle S.A. Sponsored ADR
      (Packaged Foods & Meats) ............................           62,600         4,905,793
   Novartis AG ADR (Pharmaceuticals) ......................           79,700         4,297,424
   Swiss Reinsurance Co. Sponsored ADR
      (Reinsurance) .......................................           46,800         3,264,539
   UBS AG (Diversified Capital Markets) ...................           26,500         2,907,050
   Zurich Financial Services AG ADR
      (Multi-line Insurance) ..............................           64,600         1,413,293
                                                                                --------------
                                                                                    19,738,772
                                                                                --------------
UNITED KINGDOM--30.7%
   Barclays plc Sponsored ADR (Diversified Banks)(d) ......          120,800         5,530,224
   BP plc Sponsored ADR (Integrated Oil & Gas)(d) .........           66,800         4,649,948
   Cadbury Schweppes plc Sponsored ADR
      (Packaged Foods & Meats)(d) .........................           79,200         3,074,544
   Diageo plc Sponsored ADR (Distillers & Vintners) .......           68,000         4,593,400
   Gallaher Group plc Sponsored ADR (Tobacco)(d) ..........           48,600         3,039,444
   GlaxoSmithKline plc ADR (Pharmaceuticals)(d) ...........           84,800         4,731,840
   HSBC Holdings plc Sponsored ADR
      (Diversified Banks)(d) ..............................           68,100         6,016,635
   Imperial Tobacco Group plc ADR (Tobacco) ...............           58,200         3,593,268
   Lloyds TSB Group plc Sponsored ADR
      (Diversified Banks)(d) ..............................           40,100         1,582,747
   Tesco plc Sponsored ADR (Food Retail)(d) ...............          152,300         2,822,515
   Unilever plc Sponsored ADR
      (Packaged Foods & Meats)(d) .........................          127,440         2,872,498
   Vodafone Group plc Sponsored ADR
      (Wireless Telecommunication Services)(d) ............          211,000         4,494,300
                                                                                --------------
                                                                                    47,001,363
                                                                                --------------
UNITED STATES--3.0%
   Royal Dutch Shell plc ADR Class A
      (Integrated Oil & Gas) ..............................           68,282         4,573,528
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $121,524,218) ..........................................       145,351,866
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--95.0%
   (Identified Cost $121,524,218) ..........................................       145,351,866
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--24.3%

MONEY MARKET MUTUAL FUNDS--18.6%
   State Street Navigator Prime Plus
      (5.06% seven day effective yield)(c) ................       28,490,301    $   28,490,301
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                              --------------
U.S. TREASURY BILLS(e)--5.7%
   U.S. Treasury Bill 4.58%, 7/6/06 .......................          $   283           282,820
   U.S. Treasury Bill 4.59%, 7/6/06 .......................              123           122,922
   U.S. Treasury Bill 4.60%, 7/6/06 .......................              242           241,845
   U.S. Treasury Bill 4.609%, 7/6/06 ......................              939           938,399
   U.S. Treasury Bill 4.615%, 7/6/06 ......................              164           163,895
   U.S. Treasury Bill 4.62%, 7/6/06 .......................              567           566,636
   U.S. Treasury Bill 4.621%, 7/6/06 ......................            3,828         3,825,543
   U.S. Treasury Bill 4.627%, 7/6/06 ......................              123           122,921
   U.S. Treasury Bill 4.64%, 7/6/06 .......................              897           896,422
   U.S. Treasury Bill 4.50%, 8/3/06 .......................              290           288,804
   U.S. Treasury Bill 4.548%, 8/3/06 ......................              104           103,566
   U.S. Treasury Bill 4.575%, 8/3/06 ......................              282           280,817
   U.S. Treasury Bill 4.63%, 8/3/06 .......................              226           225,041
   U.S. Treasury Bill 4.64%, 8/3/06 .......................              202           201,141
   U.S. Treasury Bill 4.717%, 8/3/06 ......................               75            74,676
   U.S. Treasury Bill 4.73%, 8/3/06 .......................              383           381,339
                                                                                --------------
                                                                                     8,716,787
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $37,207,088) ...........................................        37,207,088
                                                                                --------------
TOTAL INVESTMENTS--119.3%
   (Identified cost $158,731,306) ..........................................       182,558,954(a)
   Other assets and liabilities, net--(19.3)% ..............................       (29,538,329)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  153,020,625
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,221,439 and gross depreciation of $1,499,532 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $158,837,047.

(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

  Air Freight & Logistics .................................      1.1%
  Automobile Manufacturers ................................      2.9
  Brewers .................................................      3.2
  Communications Equipment ................................      6.2
  Distillers & Vintners ...................................      3.2
  Diversified Banks .......................................     21.6
  Diversified Capital Markets .............................      4.0
  Electronic Equipment Manufacturers ......................      1.1
  Food Retail .............................................      1.9
  Industrial Conglomerates ................................      3.0
  Integrated Oil & Gas ....................................     12.9
  Investment Banking & Brokerage ..........................      3.1
  Multi-line Insurance ....................................      3.2
  Office Electronics ......................................      3.6
  Packaged Foods & Meats ..................................      7.5
  Pharmaceuticals .........................................      9.5
  Property & Casualty Insurance ...........................      2.1
  Reinsurance .............................................      2.2
  Tobacco .................................................      4.6
  Wireless Telecommunication Services .....................      3.1
                                                              ------
                                                               100.0%
                                                              ======

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value, including $27,839,877 of securities on loan
   (Identified cost $158,731,306) .....................................................         $  182,558,954
Cash ..................................................................................                    281
Receivables
   Dividends ..........................................................................                550,442
   Tax reclaims .......................................................................                 55,048
   Fund shares sold ...................................................................                 10,596
Prepaid expenses ......................................................................                     58
                                                                                                --------------
     Total assets ......................................................................           183,175,379
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................              1,400,160
   Fund shares repurchased ............................................................                 84,382
   Upon return of securities loaned ...................................................             28,490,301
   Investment advisory fee ............................................................                106,849
   Financial agent fee ................................................................                 10,927
   Administration fee .................................................................                  7,830
   Trustees' fee ......................................................................                  4,482
   Other accrued expenses .............................................................                 49,823
                                                                                                --------------
     Total liabilities ................................................................             30,154,754
                                                                                                --------------
NET ASSETS                                                                                      $  153,020,625
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $  124,447,552
   Undistributed net investment income ................................................              1,231,139
   Accumulated net realized gain ......................................................              3,514,286
   Net unrealized appreciation ........................................................             23,827,648
                                                                                                --------------
NET ASSETS ............................................................................         $  153,020,625
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              9,447,391
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        16.20
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $    2,910,294
   Interest ...........................................................................                144,703
   Security lending ...................................................................                 31,532
   Foreign taxes withheld .............................................................               (327,197)
                                                                                                --------------
     Total investment income ..........................................................              2,759,332
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                625,440
   Financial agent fee ................................................................                 57,107
   Administration fee .................................................................                 45,171
   Printing ...........................................................................                 30,513
   Trustees ...........................................................................                 12,898
   Custodian ..........................................................................                  8,327
   Professional .......................................................................                  4,850
   Miscellaneous ......................................................................                 14,943
                                                                                                --------------
     Total expenses ...................................................................                799,249
   Less expenses reimbursed by investment advisor .....................................                (67,214)
   Custodian fees paid indirectly .....................................................                 (2,354)
                                                                                                --------------
     Net expenses .....................................................................                729,681
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................              2,029,651
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              3,623,778
   Net change in unrealized appreciation (depreciation) on investments ................              5,881,319
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              9,505,097
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $   11,534,748
                                                                                                ==============

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED          YEAR ENDED
                                                                               JUNE 30, 2006     DECEMBER 31,
                                                                                (UNAUDITED)          2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $    2,029,651    $    1,390,554
   Net realized gain (loss) ................................................       3,623,778         1,721,617
   Net change in unrealized appreciation (depreciation) ....................       5,881,319         5,804,951
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............      11,534,748         8,917,122
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (929,606)       (1,266,246)
   Net realized short-term gains ...........................................        (396,012)               --
   Net realized long-term gains ............................................        (776,221)         (553,178)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............      (2,101,839)       (1,819,424)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (1,394,150 and 3,114,745
     shares, respectively) .................................................      22,500,922        44,433,821
   Net asset value of shares issued from reinvestment of
     distributions (135,430 and 122,025 shares, respectively) ..............       2,101,839         1,819,424
   Cost of shares repurchased (101,590 and 124,310 shares, respectively) ...      (1,635,122)       (1,760,120)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      22,967,639        44,493,125
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      32,400,548        51,590,823

NET ASSETS
   Beginning of period .....................................................     120,620,077        69,029,254
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $1,231,139 AND $131,094, RESPECTIVELY] .............................  $  153,020,625    $  120,620,077
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   SIX MONTHS                                           FROM INCEPTION
                                                      ENDED            YEAR ENDED DECEMBER 31,          AUGUST 12, 2002
                                                  JUNE 30, 2006  ------------------------------------   TO DECEMBER 31,
                                                   (UNAUDITED)     2005           2004         2003          2002
                                                  -------------  --------       --------    ---------   ---------------
Net asset value, beginning of period .........    $   15.04      $  14.07       $  12.35    $    9.58    $     10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..............         0.23(3)       0.22(3)        0.15         0.12(3)        0.01
   Net realized and unrealized gain (loss) ...         1.16          0.99           1.80         2.73          (0.43)
                                                  ---------      --------       --------    ---------    -----------
     TOTAL FROM INVESTMENT OPERATIONS ........         1.39          1.21           1.95         2.85          (0.42)
                                                  ---------      --------       --------    ---------    -----------
LESS DISTRIBUTIONS
   Dividends from net investment income ......        (0.10)        (0.17)         (0.15)       (0.07)            --
   Distributions from net realized gains .....        (0.13)        (0.07)         (0.08)       (0.01)            --
                                                  ---------      --------       --------    ---------    -----------
     TOTAL DISTRIBUTIONS .....................        (0.23)        (0.24)         (0.23)       (0.08)            --
                                                  ---------      --------       --------    ---------    -----------
CHANGE IN NET ASSET VALUE ....................         1.16          0.97           1.72         2.77          (0.42)
                                                  ---------      --------       --------    ---------    -----------
NET ASSET VALUE, END OF PERIOD ...............    $   16.20      $  15.04       $  14.07    $   12.35    $      9.58
                                                  =========      ========       ========    =========    ===========
Total return .................................         9.25%(2)      8.65%         15.86%       29.82%         (4.22)%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .....    $ 153,021      $120,620       $ 69,029    $  29,944    $     2,887

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................         1.05%(1)      1.05%          1.05%        1.05%          1.05%(1)
   Gross operating expenses ..................         1.15%(1)      1.20%          1.30%        2.03%         10.26%(1)
   Net investment income (loss) ..............         2.92%(1)      1.51%          1.43%        1.13%          0.26%(1)
Portfolio turnover ...........................           15%(2)        11%             5%           9%            70%(2)

(1)   Annualized.

(2)   Not annualized.

(3)   Computed using average shares outstanding.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Northern Dow 30 Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

 ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                      BEGINNING             ENDING           EXPENSES PAID
                                                    ACCOUNT VALUE        ACCOUNT VALUE           DURING
            NORTHERN DOW 30 SERIES                DECEMBER 31, 2005      JUNE 30, 2006           PERIOD*
   ----------------------------------------       -----------------      -------------       --------------
   Actual                                            $ 1,000.00            $ 1,048.80          $ 3.05

   Hypothetical (5% return before expenses)            1,000.00              1,021.79            3.01

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.60%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                         PHOENIX-NORTHERN DOW 30 SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Industrials                                       26%
Consumer Staples                                  16
Financials                                        14
Information Technology                            11
Consumer Discretionary                             9
Health Care                                        8
Materials                                          5
Other                                             11

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--98.1%

AEROSPACE & DEFENSE--13.1%
   Boeing Co. (The) .......................................           16,084    $    1,317,441
   Honeywell International, Inc. ..........................           16,084           648,185
   United Technologies Corp. ..............................           16,084         1,020,047
                                                                                --------------
                                                                                     2,985,673
                                                                                --------------
ALUMINUM--2.3%
   Alcoa, Inc. ............................................           16,084           520,478
                                                                                --------------
AUTOMOBILE MANUFACTURERS--2.1%
   General Motors Corp. ...................................           16,084           479,142
                                                                                --------------
COMPUTER HARDWARE--7.6%
   Hewlett-Packard Co. ....................................           16,084           509,541
   International Business Machines Corp.(b) ...............           16,084         1,235,573
                                                                                --------------
                                                                                     1,745,114
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--5.3%
   Caterpillar, Inc. ......................................           16,084         1,197,936
                                                                                --------------
CONSUMER FINANCE--3.8%
   American Express Co. ...................................           16,084           855,991
                                                                                --------------
DIVERSIFIED CHEMICALS--2.9%
   Du Pont (E.I.) de Nemours & Co. ........................           16,084           669,095
                                                                                --------------
HOME IMPROVEMENT RETAIL--2.5%
   Home Depot, Inc. (The) .................................           16,084           575,646
                                                                                --------------
HOUSEHOLD PRODUCTS--3.9%
   Procter & Gamble Co. (The) .............................           16,084           894,271
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--3.4%
   Wal-Mart Stores, Inc. ..................................           16,084           774,766
                                                                                --------------
INDUSTRIAL CONGLOMERATES--8.0%
   3M Co. .................................................           16,084         1,299,105
   General Electric Co. ...................................           16,084           530,128
                                                                                --------------
                                                                                     1,829,233
                                                                                --------------
INTEGRATED OIL & GAS--4.3%
   Exxon Mobil Corp. ......................................           16,084           986,754
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--4.3%
   AT&T, Inc. .............................................           16,084           448,583
   Verizon Communications, Inc. ...........................           16,084           538,653
                                                                                --------------
                                                                                       987,236
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
MOVIES & ENTERTAINMENT--2.1%
   Walt Disney Co. (The) ..................................           16,084    $      482,520
                                                                                --------------
MULTI-LINE INSURANCE--4.2%
   American International Group, Inc. .....................           16,084           949,760
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.4%
   Citigroup, Inc. ........................................           16,084           775,892
   JPMorgan Chase & Co. ...................................           16,084           675,528
                                                                                --------------
                                                                                     1,451,420
                                                                                --------------
PHARMACEUTICALS--8.4%
   Johnson & Johnson ......................................           16,084           963,753
   Merck & Co., Inc. ......................................           16,084           585,940
   Pfizer, Inc. ...........................................           16,084           377,492
                                                                                --------------
                                                                                     1,927,185
                                                                                --------------
RESTAURANTS--2.4%
   McDonald's Corp. .......................................           16,084           540,422
                                                                                --------------
SEMICONDUCTORS--1.3%
   Intel Corp. ............................................           16,084           304,792
                                                                                --------------
SOFT DRINKS--3.0%
   Coca-Cola Co. (The) ....................................           16,084           691,934
                                                                                --------------
SYSTEMS SOFTWARE--1.6%
   Microsoft Corp. ........................................           16,084           374,757
                                                                                --------------
TOBACCO--5.2%
   Altria Group, Inc. .....................................           16,084         1,181,048
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $19,179,621) ...........................................        22,405,173
                                                                                --------------
EXCHANGE TRADED FUNDS--0.2%
   DIAMONDS Trust, Series I ...............................              446            49,859
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $48,672) ...............................................            49,859
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.3%
   (Identified Cost $19,228,293) ...........................................        22,455,032
                                                                                --------------

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--1.8%

U.S. TREASURY BILLS(c)--0.2%
   U.S. Treasury Bill 4.61%, 9/20/06(b) ...................   $           35    $       34,628
                                                                                --------------
REPURCHASE AGREEMENTS--1.6%
   State Street Bank and Trust Co.
     repurchase agreement 3% dated
     6/30/06, due 7/3/06 repurchase
     price $374,094 collateralized by
     U.S. Treasury Note 7.25%,
     5/15/16 market value $383,522 ........................              374           374,000
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $408,631) ..............................................           408,628
                                                                                --------------
TOTAL INVESTMENTS--100.1%
   (Identified cost $19,636,924) ...........................................        22,863,660(a)
   Other assets and liabilities, net--(0.1)% ...............................           (23,491)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   22,840,169
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,424,197 and gross depreciation of $1,291,290 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $20,730,753.

(b)   All or a portion segregated as collateral for futures contracts.

(c)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $19,636,924) ..........................         $   22,863,660
Cash ..................................................................................                    790
Receivables
   Dividends and interest .............................................................                 28,907
   Investment securities sold .........................................................                 20,425
Trustee retainer ......................................................................                    620
Prepaid expenses ......................................................................                     16
                                                                                                --------------
     Total assets .....................................................................             22,914,418
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                 34,031
   Investment advisory fee ............................................................                 17,841
   Professional fee ...................................................................                  7,490
   Printing fee .......................................................................                  5,512
   Financial agent fee ................................................................                  5,392
   Administration fee .................................................................                  1,204
   Variation margin for futures contracts .............................................                    520
   Other accrued expenses .............................................................                  2,259
                                                                                                --------------
     Total liabilities ................................................................                 74,249
                                                                                                --------------
NET ASSETS ............................................................................         $   22,840,169
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   21,372,428
   Undistributed net investment income ................................................                 83,776
   Accumulated net realized loss ......................................................             (1,857,592)
   Net unrealized appreciation ........................................................              3,241,557
                                                                                                --------------
NET ASSETS ............................................................................         $   22,840,169
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              2,373,386
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         9.62
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      256,915
   Interest ...........................................................................                  5,310
                                                                                                --------------
     Total investment income ..........................................................                262,225
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                 40,066
   Financial agent fee ................................................................                 23,370
   Administration fee .................................................................                  7,441
   Trustees ...........................................................................                  7,626
   Custodian ..........................................................................                  6,565
   Professional .......................................................................                  4,548
   Printing ...........................................................................                  3,702
   Miscellaneous ......................................................................                  5,039
                                                                                                --------------
     Total expenses ...................................................................                 98,357
   Less expenses reimbursed by investment advisor .....................................                (29,499)
   Custodian fees paid indirectly .....................................................                   (172)
                                                                                                --------------
     Net expenses .....................................................................                 68,686
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                193,539
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                (78,342)
   Net realized gain (loss) on futures ................................................                  4,028
   Net change in unrealized appreciation (depreciation) on investments ................              1,029,230
   Net change in unrealized appreciation (depreciation) on futures ....................                 18,031
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                972,947
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    1,166,486
                                                                                                ==============

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      193,539    $      464,033
   Net realized gain (loss) ................................................         (74,314)         (527,156)
   Net change in unrealized appreciation (depreciation) ....................       1,047,261           174,276
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       1,166,486           111,153
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (165,939)         (450,254)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............        (165,939)         (450,254)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (254,473 and 147,887 shares, respectively)        2,445,713         1,360,716
   Net asset value of shares issued from reinvestment of distributions
     (17,522 and 49,390 shares, respectively) ..............................         165,939           450,254
   Cost of shares repurchased (531,010 and 914,376 shares, respectively) ...      (5,104,486)       (8,320,723)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (2,492,834)       (6,509,753)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (1,492,287)       (6,848,854)

NET ASSETS
   Beginning of period .....................................................      24,332,456        31,181,310
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $83,776 AND $56,176, RESPECTIVELY] ..........................  $   22,840,169    $   24,332,456
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                            YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006    ----------------------------------------------------------------
                                              (UNAUDITED)       2005           2004         2003         2002          2001
                                             -------------    ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period .....     $     9.24     $    9.31      $    9.04    $    7.21    $    8.67     $    9.46

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..........           0.08(1)       0.16(1)        0.15         0.13         0.11          0.11(1)
   Net realized and unrealized gain (loss)           0.37         (0.07)          0.27         1.83        (1.45)        (0.66)
                                               ----------     ---------      ---------    ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS ....           0.45          0.09           0.42         1.96        (1.34)        (0.55)
                                               ----------     ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..          (0.07)        (0.16)         (0.15)       (0.13)       (0.10)        (0.10)
   Distributions from net realized gains .             --            --             --           --        (0.02)        (0.14)
                                               ----------     ---------      ---------    ---------    ---------     ---------
     TOTAL DISTRIBUTIONS .................          (0.07)        (0.16)         (0.15)       (0.13)       (0.12)        (0.24)
                                               ----------     ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE ................           0.38         (0.07)          0.27         1.83        (1.46)        (0.79)
                                               ----------     ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ...........     $     9.62     $    9.24      $    9.31    $    9.04    $    7.21     $    8.67
                                               ==========     =========      =========    =========    =========     =========
Total return .............................           4.88%(3)      1.05%          4.67%       27.40%      (15.50)%       (5.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .     $   22,840     $  24,332      $  31,181    $  29,347    $  20,070     $  23,684

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................           0.60%(2)      0.60%          0.60%        0.60%        0.58%         0.50%
   Gross operating expenses ..............           0.86%(2)      0.99%          0.91%        1.01%        1.11%         1.12%
   Net investment income (loss) ..........           1.69%(2)      1.71%          1.65%        1.69%        1.44%         1.29%
Portfolio turnover .......................             10%(3)        14%            44%          30%          40%           38%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Northern NASDAQ-100 Index(R) Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                   BEGINNING           ENDING        EXPENSES PAID
                                                 ACCOUNT VALUE      ACCOUNT VALUE       DURING
     NORTHERN NASDAQ-100 INDEX(R) SERIES       DECEMBER 31, 2005    JUNE 30, 2006       PERIOD*
   ----------------------------------------    -----------------    -------------    -------------
   Actual                                          $1,000.00         $   956.60         $2.91

   Hypothetical (5% return before expenses)         1,000.00           1,021.79          3.01

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.60%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                            59%
Consumer Discretionary                            16
Health Care                                       14
Industrials                                        5
Consumer Staples                                   2
Telecommunication Services                         1
Other                                              3

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)


                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--91.4%

ADVERTISING--0.3%
   Lamar Advertising Co. Class A(b) .......................            1,302    $       70,126
                                                                                --------------
AIR FREIGHT & LOGISTICS--1.5%
   Expeditors International of Washington, Inc. ...........            3,230           180,912
   Robinson (C.H.) Worldwide, Inc. ........................            2,565           136,715
                                                                                --------------
                                                                                       317,627
                                                                                --------------
APPAREL RETAIL--0.5%
   Ross Stores, Inc. ......................................            2,193            61,514
   Urban Outfitters, Inc.(b) ..............................            2,593            45,351
                                                                                --------------
                                                                                       106,865
                                                                                --------------
APPLICATION SOFTWARE--4.2%
   Adobe Systems, Inc.(b) .................................            8,998           273,179
   Autodesk, Inc.(b) ......................................            3,660           126,123
   BEA Systems, Inc.(b) ...................................            5,433            71,118
   Cadence Design Systems, Inc.(b) ........................            4,472            76,695
   Citrix Systems, Inc.(b) ................................            3,335           133,867
   Intuit, Inc.(b) ........................................            3,353           202,488
                                                                                --------------
                                                                                       883,470
                                                                                --------------
BIOTECHNOLOGY--9.3%
   Amgen, Inc.(b) .........................................            8,440           550,541
   Amylin Pharmaceuticals, Inc.(b) ........................            1,841            90,890
   Biogen Idec, Inc.(b) ...................................            5,688           263,525
   Celgene Corp.(b) .......................................            5,245           248,770
   Genzyme Corp.(b) .......................................            5,011           305,922
   Gilead Sciences, Inc.(b) ...............................            6,848           405,128
   MedImmune, Inc.(b) .....................................            4,032           109,267
                                                                                --------------
                                                                                     1,974,043
                                                                                --------------
BROADCASTING & CABLE TV--4.7%
   Comcast Corp. Class A(b) ...............................           14,587           477,578
   Discovery Holdings Co. Class A(b) ......................            3,580            52,375
   EchoStar Communications Corp. Class A(b) ...............            3,285           101,211
   Liberty Global, Inc. Class A(b) ........................            3,633            78,110
   NTL, Inc. ..............................................            4,819           119,993
   Sirius Satellite Radio, Inc.(b) ........................           23,403           111,164
   XM Satellite Radio Holdings, Inc. Class A(b) ...........            4,001            58,615
                                                                                --------------
                                                                                       999,046
                                                                                --------------
CASINOS & GAMING--0.6%
   Wynn Resorts Ltd.(b) ...................................            1,661           121,751
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
COMMUNICATIONS EQUIPMENT--10.2%
   Cisco Systems, Inc.(b) .................................           33,284    $      650,037
   Comverse Technology, Inc.(b) ...........................            3,154            62,355
   JDS Uniphase Corp.(b) ..................................           29,787            75,361
   Juniper Networks, Inc.(b) ..............................            5,729            91,607
   Qualcomm, Inc. .........................................           30,945         1,239,966
   Tellabs, Inc.(b) .......................................            3,853            51,283
                                                                                --------------
                                                                                     2,170,609
                                                                                --------------
COMPUTER HARDWARE--6.8%
   Apple Computer, Inc.(b) ................................           18,124         1,035,243
   Dell, Inc.(b) ..........................................           12,887           314,571
   Sun Microsystems, Inc.(b) ..............................           23,099            95,861
                                                                                --------------
                                                                                     1,445,675
                                                                                --------------
COMPUTER STORAGE & PERIPHERALS--1.7%
   Network Appliance, Inc.(b) .............................            6,007           212,047
   SanDisk Corp.(b) .......................................            2,749           140,144
                                                                                --------------
                                                                                       352,191
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.6%
   Joy Global, Inc. .......................................            1,845            96,106
   PACCAR, Inc. ...........................................            2,847           234,536
                                                                                --------------
                                                                                       330,642
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--2.1%
   CheckFree Corp.(b) .....................................            1,355            67,154
   Fiserv, Inc.(b) ........................................            3,408           154,587
   Paychex, Inc. ..........................................            5,470           213,220
                                                                                --------------
                                                                                       434,961
                                                                                --------------
DEPARTMENT STORES--1.8%
   Sears Holdings Corp.(b) ................................            2,514           389,268
                                                                                --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
   Cintas Corp. ...........................................            3,083           122,580
                                                                                --------------
EDUCATION SERVICES--0.7%
   Apollo Group, Inc. Class A(b) ..........................            2,692           139,096
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
   American Power Conversion Corp. ........................            2,954            57,573
                                                                                --------------
FOOD RETAIL--0.6%
   Whole Foods Market, Inc. ...............................            2,113           136,584
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.3%
   Patterson Cos., Inc.(b) ................................            1,995            69,685
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
HEALTH CARE EQUIPMENT--1.1%
   Biomet, Inc. ...........................................            5,078    $      158,891
   Intuitive Surgical, Inc.(b) ............................              564            66,535
                                                                                --------------
                                                                                       225,426
                                                                                --------------
HEALTH CARE SERVICES--0.9%
   Express Scripts, Inc.(b) ...............................            1,991           142,835
   Lincare Holdings, Inc.(b) ..............................            1,411            53,392
                                                                                --------------
                                                                                       196,227
                                                                                --------------
HEALTH CARE SUPPLIES--0.3%
   DENTSPLY International, Inc. ...........................            1,136            68,842
                                                                                --------------
HOME ENTERTAINMENT SOFTWARE--1.2%
   Activision, Inc.(b) ....................................            3,861            43,938
   Electronic Arts, Inc.(b) ...............................            4,706           202,546
                                                                                --------------
                                                                                       246,484
                                                                                --------------
HOMEFURNISHING RETAIL--0.9%
   Bed Bath & Beyond, Inc.(b) .............................            5,840           193,713
                                                                                --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.4%
   Monster Worldwide, Inc.(b) .............................            2,019            86,131
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--1.0%
   Costco Wholesale Corp. .................................            3,779           215,894
                                                                                --------------
INTERNET RETAIL--1.8%
   Amazon.com, Inc.(b) ....................................            4,243           164,119
   Expedia, Inc.(b) .......................................            5,395            80,763
   IAC/InterActiveCorp.(b) ................................            5,108           135,311
                                                                                --------------
                                                                                       380,193
                                                                                --------------
INTERNET SOFTWARE & SERVICES--8.6%
   Akamai Technologies, Inc.(b) ...........................            2,285            82,694
   eBay, Inc.(b) ..........................................           16,079           470,954
   Google, Inc. Class A(b) ................................            1,996           836,983
   VeriSign, Inc.(b) ......................................            3,495            80,979
   Yahoo!, Inc.(b) ........................................           10,393           342,969
                                                                                --------------
                                                                                     1,814,579
                                                                                --------------
IT CONSULTING & OTHER SERVICES--0.7%
   Cognizant Technology Solutions Corp. Class A(b) ........            2,074           139,725
                                                                                --------------
OIL & GAS DRILLING--0.4%
   Patterson-UTI Energy, Inc. .............................            2,663            75,390
                                                                                --------------
PHARMACEUTICALS--0.4%
   Sepracor, Inc.(b) ......................................            1,598            91,310
                                                                                --------------
RESTAURANTS--2.9%
   Starbucks Corp.(b) .....................................           16,274           614,506
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--2.1%
   Applied Materials, Inc. ................................           12,341           200,912
   KLA-Tencor Corp. .......................................            3,637           151,190
   Lam Research Corp.(b) ..................................            2,197           102,424
                                                                                --------------
                                                                                       454,526
                                                                                --------------
SEMICONDUCTORS--8.1%
   Altera Corp.(b) ........................................            7,668           134,573
   Broadcom Corp. Class A(b) ..............................            6,512           195,686
   Intel Corp. ............................................           31,067           588,720
   Linear Technology Corp. ................................            6,262           209,714
   Maxim Integrated Products, Inc. ........................            6,914           222,009
   Microchip Technology, Inc. .............................            2,708            90,853
   NVIDIA Corp.(b) ........................................            5,256           111,900
   Xilinx, Inc. ...........................................            6,988           158,278
                                                                                --------------
                                                                                     1,711,733
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
SPECIALTY CHEMICALS--0.3%
   Sigma-Aldrich Corp. ....................................              973    $       70,679
                                                                                --------------
SPECIALTY STORES--1.1%
   PETsMART, Inc. .........................................            2,092            53,555
   Staples, Inc. ..........................................            7,471           181,695
                                                                                --------------
                                                                                       235,250
                                                                                --------------
SYSTEMS SOFTWARE--9.8%
   Microsoft Corp.(c) .....................................           53,735         1,252,026
   Oracle Corp.(b) ........................................           33,952           491,964
   Red Hat, Inc.(b) .......................................            2,796            65,426
   Symantec Corp.(b) ......................................           16,614           258,182
                                                                                --------------
                                                                                     2,067,598
                                                                                --------------
TECHNOLOGY DISTRIBUTORS--0.3%
   CDW Corp. ..............................................            1,257            68,695
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
   Fastenal Co. ...........................................            2,173            87,550
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
   Millicom International Cellular S.A.(b) ................            1,500            68,145
   NII Holdings, Inc.(b) ..................................            2,257           127,250
                                                                                --------------
                                                                                       195,395
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $15,635,859) ...........................................        19,361,638
                                                                                --------------
FOREIGN COMMON STOCKS(d)--5.3%

COMMUNICATIONS EQUIPMENT--1.2%
   Research In Motion Ltd. (United States)(b) .............            2,858           199,403
   Telefonaktiebolaget LM Ericsson
     Sponsored ADR (Sweden) ...............................            1,706            56,366
                                                                                --------------
                                                                                       255,769
                                                                                --------------
CONSUMER ELECTRONICS--0.8%
   Garmin Ltd. (United States) ............................            1,532           161,534
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--0.5%
   Flextronics International Ltd. (Singapore)(b) ..........            9,522           101,124
                                                                                --------------
PHARMACEUTICALS--1.4%
   Teva Pharmaceutical Industries Ltd.
     Sponsored ADR (United States) ........................            9,597           303,169
                                                                                --------------
SEMICONDUCTORS--1.1%
   ATI Technologies, Inc. (Canada)(b) .....................            3,871            56,516
   Marvell Technology Group Ltd. (Japan)(b) ...............            4,281           189,777
                                                                                --------------
                                                                                       246,293
                                                                                --------------
SYSTEMS SOFTWARE--0.3%
   Check Point Software Technologies Ltd.
     (United States)(b) ...................................            3,626            63,745
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $817,676) ..............................................         1,131,634
                                                                                --------------
EXCHANGE TRADED FUNDS--0.4%
   Nasdaq-100 Shares Index Tracking Stock .................            2,428            94,109
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $92,867) ...............................................            94,109
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--97.1%
   (Identified Cost $16,546,402) ...........................................        20,587,381
                                                                                --------------

                        See Notes to Financial Statements

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--3.2%

U.S. TREASURY BILLS(e)--0.3%
   U.S. Treasury Bill 4.61%, 9/20/06(c) ...................   $           70    $       69,256
                                                                                --------------
REPURCHASE AGREEMENTS--2.9%
   State Bank and Trust Co. repurchase
     agreement 3% dated 6/30/06, due
     7/3/06 repurchase price $600,150,
     collateralized by U.S. Treasury Note
     7.25%, 5/15/16 market value $615,960 .................              600           600,000
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $669,258) ..............................................           669,256
                                                                                --------------
TOTAL INVESTMENTS--100.3%
   (Identified cost $17,215,660) ...........................................        21,256,637(a)
   Other assets and liabilities, net--(0.3)% ...............................           (65,822)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   21,190,815
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,262,107 and gross depreciation of $988,824 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $19,983,354.

(b)   Non-income producing.

(c)   All or a portion segregated as collateral for futures contracts.

(d) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $17,215,660) ..........................         $   21,256,637
Cash ..................................................................................                    109
Receivables
   Fund shares sold ...................................................................                  6,240
   Dividends and interest .............................................................                    527
Trustee retainer ......................................................................                    588
Prepaid expenses ......................................................................                  1,029
                                                                                                --------------
     Total assets .....................................................................             21,265,130
                                                                                                --------------
LIABILITIES
Payables
   Fund shares repurchased ............................................................                 28,124
   Investment advisory fee ............................................................                 15,757
   Professional fee ...................................................................                  9,460
   Variation margin for futures contracts .............................................                  5,970
   Financial agent fee ................................................................                  5,520
   Printing fee .......................................................................                  4,973
   Custodian fee ......................................................................                  3,407
   Administration fee .................................................................                  1,104
                                                                                                --------------
     Total liabilities ................................................................                 74,315
                                                                                                --------------
NET ASSETS                                                                                      $   21,190,815
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   23,835,662
   Accumulated net investment loss ....................................................                (12,902)
   Accumulated net realized loss ......................................................             (6,678,030)
   Net unrealized appreciation ........................................................              4,046,085
                                                                                                --------------
NET ASSETS ............................................................................         $   21,190,815
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              5,083,715
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         4.17
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       51,169
   Interest ...........................................................................                  4,319
   Foreign taxes withheld .............................................................                   (509)
                                                                                                --------------
     Total investment income ..........................................................                 54,979
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                 39,598
   Financial agent fee ................................................................                 23,538
   Administration fee .................................................................                  7,354
   Custodian ..........................................................................                  9,884
   Trustees ...........................................................................                  7,660
   Professional .......................................................................                  4,767
   Printing ...........................................................................                  3,234
   Miscellaneous ......................................................................                 11,407
                                                                                                --------------
     Total expenses ...................................................................                107,442
   Less expenses reimbursed by investment advisor .....................................                (39,402)
   Custodian fees paid indirectly .....................................................                   (159)
                                                                                                --------------
     Net expenses .....................................................................                 67,881
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                (12,902)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                132,890
   Net realized gain (loss) on futures ................................................                (44,988)
   Net change in unrealized appreciation (depreciation) on investments ................             (1,028,153)
   Net change in unrealized appreciation (depreciation) on futures ....................                 14,108
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................               (926,143)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $     (939,045)
                                                                                                ==============

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      (12,902)   $       (8,360)
   Net realized gain (loss) ................................................          87,902          (255,647)
   Net change in unrealized appreciation (depreciation) ....................      (1,014,045)          445,438
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............        (939,045)          181,431
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (537,138 and 745,203 shares, respectively)        2,312,808         3,068,723
   Cost of shares repurchased (798,833 and 1,428,197 shares, respectively) .      (3,475,299)       (5,904,151)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............      (1,162,491)       (2,835,428)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (2,101,536)       (2,653,997)

NET ASSETS
   Beginning of period .....................................................      23,292,351        25,946,348
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(12,902) AND $0, RESPECTIVELY]   $   21,190,815    $   23,292,351
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             SIX MONTHS
                                                ENDED                              YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006     ------------------------------------------------------------------
                                             (UNAUDITED)        2005            2004        2003          2002           2001
                                            -------------     --------        ---------   --------      ---------      ---------
Net asset value, beginning of period .....   $    4.36        $   4.30        $    3.93   $   2.64      $    4.23      $    6.32

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ..........          --(1)(2)        --(1)(2)       0.02      (0.01)(1)      (0.01)(1)      (0.02)(1)
   Net realized and unrealized gain (loss)       (0.19)           0.06             0.37       1.30          (1.58)         (2.07)
                                             ---------        --------        ---------   --------      ---------      ---------
     TOTAL FROM INVESTMENT OPERATIONS ....       (0.19)           0.06             0.39       1.29          (1.59)         (2.09)
                                             ---------        --------        ---------   --------      ---------      ---------
LESS DISTRIBUTIONS
   Dividends from net investment income ..          --              --            (0.02)        --             --             --
                                             ---------        --------        ---------   --------      ---------      ---------
     TOTAL DISTRIBUTIONS .................          --              --            (0.02)        --             --             --
                                             ---------        --------        ---------   --------      ---------      ---------
CHANGE IN NET ASSET VALUE ................       (0.19)           0.06             0.37       1.29          (1.59)         (2.09)
                                             ---------        --------        ---------   --------      ---------      ---------
NET ASSET VALUE, END OF PERIOD ...........   $    4.17        $   4.36        $    4.30   $   3.93      $    2.64      $    4.23
                                             =========        ========        =========   ========      =========      =========
Total return .............................       (4.34)%(4)       1.24%           10.04%     48.85%        (37.58)%       (33.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) .   $  21,191        $ 23,292        $  25,946   $ 23,421      $   8,090      $   9,307

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ................        0.60%(3)        0.60%            0.60%      0.60%          0.58%          0.50%
   Gross operating expenses ..............        0.95%(3)        1.11%            1.09%      1.45%          2.72%          2.35%
   Net investment income (loss) ..........       (0.11)%(3)      (0.04)%           0.55%     (0.35)%        (0.48)%        (0.40)%
Portfolio turnover .......................           4%(4)          19%              34%        18%            42%            91%

(1)   Computed using average shares outstanding.

(2)   Amount is less than $0.01.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the S&P Dynamic Asset Allocation Series: Aggressive Growth, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of this example is based on an investment of $1,000 invested on inception date and held to to June 30, 2006. The third line of these examples are based on an investment of $1,000 in invested at December 31, 2005, and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (SINCE INCEPTION DATE)

      The first hypothectical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period From inception of the series to June 30, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (FOR THE ENTIRE SIX-MONTH PERIOD)

      The second hypothetical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from December 31, 2005, to June 30, 2006. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that both the since inception and six-month examples, the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions

                     S&P                           BEGINNING           ENDING        EXPENSES PAID
      DYNAMIC ASSET ALLOCATION SERIES:           ACCOUNT VALUE      ACCOUNT VALUE       DURING
              AGGRESSIVE GROWTH                FEBRUARY 3, 2006     JUNE 30, 2006       PERIOD*
   ---------------------------------------     -----------------    -------------    -------------
   Actual                                          $1,000.00          $1,012.20          $2.78

   Hypothetical (5% return before expenses
     since inception)                               1,000.00           1,017.01           2.79

                                                   BEGINNING
                                                 ACCOUNT VALUE
                                               DECEMBER 31, 2005
                                               -----------------
   Hypothetical (5% return before expenses
     six-month period)                             $1,000.00           1,021.29           3.51

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.70%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE.

      FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (144) EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

      FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

iShares MSCI EAFE                                 23%
Financials                                        13
Industrials                                       12
Energy                                            10
Information Technology                            10
Health Care                                        7
Telecommunication Services                         6
Other                                             19

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
EXCHANGE TRADED FUNDS--98.0%

   Consumer Discretionary Select Sector SPDR Fund .........            8,990    $      299,637
   Consumer Staples Select Sector SPDR Fund ...............            8,200           198,358
   Energy Select Sector SPDR Fund .........................            9,044           512,976
   Financial Select Sector SPDR Fund ......................           20,099           647,992
   Health Care Select Sector SPDR Fund ....................            9,930           300,184
   Industrial Select Sector SPDR Fund .....................           17,740           599,612
   iShares Dow Jones US Telecommunications
     Sector Index Fund ....................................           11,880           304,722
   iShares Lehman 1-3 Year Treasury Bond Fund .............            1,838           146,470
   iShares Lehman 7-10 Year Treasury Bond Fund ............            1,218            97,830
   iShares MSCI EAFE Index Fund ...........................           17,450         1,141,055
   iShares Nasdaq Biotechnology Index Fund(b) .............              703            51,108
   Materials Select Sector SPDR Fund ......................            7,960           255,516
   Technology Select Sector SPDR Fund .....................           24,655           501,236
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $5,117,399) ............................................         5,056,696
                                                                                --------------
TOTAL INVESTMENTS--98.0%
   (Identified cost $5,117,399) ............................................         5,056,696(a)
   Other assets and liabilities, net--2.0% .................................           100,386
                                                                                --------------
NET ASSETS--100.0% .........................................................    $    5,157,082
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $74,740 for federal income tax purposes. At June 30, 2006, the
      aggregate   cost  of  securities  for  federal  income  tax  purposes  was
      $5,131,436.

(b)   Non-income producing.

                        See Notes to Financial Statements

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,117,399) ...........................         $    5,056,696
Cash ..................................................................................                 25,906
Receivables
   Fund shares sold ...................................................................                101,665
   Investment securities sold .........................................................                  9,814
   Dividends ..........................................................................                  9,688
Trustee retainer ......................................................................                  1,320
                                                                                                --------------
     Total assets .....................................................................              5,205,089
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                 31,027
   Fund shares repurchased ............................................................                     42
   Professional fee ...................................................................                  7,761
   Financial agent fee ................................................................                  2,913
   Investment advisory fee ............................................................                  2,408
   Custodian fee ......................................................................                  1,840
   Distribution and service fees ......................................................                    957
   Administration fee .................................................................                    249
   Other accrued expenses .............................................................                    810
                                                                                                --------------
     Total liabilities ................................................................                 48,007
                                                                                                --------------
NET ASSETS ............................................................................         $    5,157,082
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $    5,221,635
   Undistributed net investment income ................................................                 10,299
   Accumulated net realized loss ......................................................                (14,149)
   Net unrealized depreciation ........................................................                (60,703)
                                                                                                --------------
NET ASSETS ............................................................................         $    5,157,082
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......                509,490
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        10.12
                                                                                                ==============

STATEMENT OF OPERATIONS
FROM INCEPTION FEBRUARY 3, 2006 TO JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       14,230
   Interest ...........................................................................                  2,356
                                                                                                --------------
     Total investment income ..........................................................                 16,586
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                  3,592
   Financial agent fee ................................................................                 11,167
   Administration fee .................................................................                    584
   Distribution and service fees ......................................................                  2,245
   Professional .......................................................................                 10,038
   Custodian ..........................................................................                  3,483
   Trustees ...........................................................................                  2,573
   Printing ...........................................................................                  1,351
   Miscellaneous ......................................................................                  1,391
                                                                                                --------------
     Total expenses ...................................................................                 36,424
   Less expenses reimbursed by investment advisor .....................................                (29,718)
   Custodian fees paid indirectly .....................................................                   (419)
                                                                                                --------------
     Net expenses .....................................................................                  6,287
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                 10,299
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                (14,149)
   Net change in unrealized appreciation (depreciation) on investments ................                (60,703)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                (74,852)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $      (64,553)
                                                                                                ==============

                        See Notes to Financial Statements

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
FROM OPERATIONS
   Net investment income (loss) .......................................................         $       10,299
   Net realized gain (loss) ...........................................................                (14,149)
   Net change in unrealized appreciation (depreciation) ...............................                (60,703)
                                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................                (64,553)
                                                                                                --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (516,655 shares) .....................................              5,292,199
   Cost of shares repurchased (7,165 shares) ..........................................                (70,564)
                                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..........................              5,221,635
                                                                                                --------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............................................              5,157,082

NET ASSETS
   Beginning of period ................................................................                     --
                                                                                                --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $10,299] ...........         $    5,157,082
                                                                                                ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
Net asset value, beginning of period ..................................................         $        10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) ....................................................                   0.05
   Net realized and unrealized gain (loss) ............................................                   0.07
                                                                                                --------------
     TOTAL FROM INVESTMENT OPERATIONS .................................................                   0.12
                                                                                                --------------
CHANGE IN NET ASSET VALUE .............................................................                   0.12
                                                                                                --------------
NET ASSET VALUE, END OF PERIOD                                                                  $        10.12
                                                                                                ==============
Total return ..........................................................................                   1.22%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) ..............................................         $        5,157

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2) ..........................................................                   0.70%(3)
   Gross operating expenses(2) ........................................................                   4.01%(3)
   Net investment income (loss) .......................................................                   1.15%(3)
Portfolio turnover ....................................................................                     16%(4)

(1)   Computed using average shares outstanding.

(2) The series also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the S&P Dynamic Asset Allocation Series: Growth, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of this example is based on an investment of $1,000 invested on inception date and held to to June 30, 2006. The third line of these examples are based on an investment of $1,000 in invested at December 31, 2005, and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (SINCE INCEPTION DATE)

      The first hypothectical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period From inception of the series to June 30, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (FOR THE ENTIRE SIX-MONTH PERIOD)

      The second hypothetical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from December 31, 2005, to June 30, 2006. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that both the since inception and six-month examples, the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions

                   S&P                             BEGINNING           ENDING        EXPENSES PAID
    DYNAMIC ASSET ALLOCATION SERIES:             ACCOUNT VALUE      ACCOUNT VALUE       DURING
                 GROWTH                        FEBRUARY 3, 2006     JUNE 30, 2006       PERIOD*
   -----------------------------------         -----------------    -------------    -------------
   Actual                                          $1,000.00          $1,001.20          $2.76

   Hypothetical (5% return before expenses
     since inception)                               1,000.00           1,017.01           2.79

                                                   BEGINNING
                                                 ACCOUNT VALUE
                                               DECEMBER 31, 2005
                                               -----------------
   Hypothetical (5% return before expenses
     six-month period)                             $1,000.00           1,021.29           3.51

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.70%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE.

      FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (144) EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

      FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

iShares Treasury                                  19%
iShares MSCI EAFE                                 19
Financials                                         9
Industrials                                        9
Energy                                             8
Information Technology                             8
Health Care                                        6
Other                                             22

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
EXCHANGE TRADED FUNDS--99.6%

   Consumer Discretionary Select Sector SPDR Fund .........            8,678    $      289,238
   Consumer Staples Select Sector SPDR Fund ...............            7,156           173,104
   Energy Select Sector SPDR Fund .........................            8,209           465,614
   Financial Select Sector SPDR Fund ......................           17,876           576,322
   Health Care Select Sector SPDR Fund ....................            9,644           291,538
   Industrial Select Sector SPDR Fund .....................           15,390           520,182
   iShares Dow Jones US Telecommunications
     Sector Index Fund ....................................           11,430           293,179
   iShares GS $ InvesTop Corporate Bond Fund ..............            1,683           174,140
   iShares Lehman 1-3 Year Treasury Bond Fund .............            8,001           637,600
   iShares Lehman 20+ Year Treasury Bond Fund .............            2,076           175,048
   iShares Lehman 7-10 Year Treasury Bond Fund ............            4,340           348,589
   iShares MSCI EAFE Index Fund ...........................           17,035         1,113,919
   iShares Nasdaq Biotechnology Index Fund(b) .............              808            58,742
   Materials Select Sector SPDR Fund ......................            7,246           232,596
   Technology Select Sector SPDR Fund .....................           22,654           460,556
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $5,853,468) ............................................         5,810,367
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--99.6%
   (Identified Cost $5,853,468) ............................................         5,810,367
                                                                                --------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)             VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--2.8%

COMMERCIAL PAPER(c)--2.8%
   Merrill Lynch & Co., Inc. 5.32%, 7/3/06 ................   $          165    $      164,951
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $164,951) ..............................................           164,951
                                                                                --------------
TOTAL INVESTMENTS--102.4%
   (Identified cost $6,018,419) ............................................         5,975,318(a)
   Other assets and liabilities, net--(2.4)% ...............................          (140,928)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $    5,834,390
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $104,022 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $6,079,340.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

                        See Notes to Financial Statements

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $6,018,419) ...........................         $    5,975,318
Cash ..................................................................................                  3,150
Receivables
   Fund shares sold ...................................................................                 32,237
   Investment securities sold .........................................................                 12,043
   Dividends ..........................................................................                 10,006
Trustee retainer ......................................................................                  1,292
                                                                                                --------------
     Total assets .....................................................................              6,034,046
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                175,477
   Fund shares repurchased ............................................................                  9,843
   Financial agent fee ................................................................                  2,908
   Distribution and service fees ......................................................                  1,109
   Administration fee .................................................................                    288
   Investment advisory fee ............................................................                    201
   Other accrued expenses .............................................................                  9,830
                                                                                                --------------
     Total liabilities ................................................................                199,656
                                                                                                --------------
NET ASSETS ............................................................................         $    5,834,390
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $    5,922,730
   Undistributed net investment income ................................................                 16,511
   Accumulated net realized loss ......................................................                (61,750)
   Net unrealized depreciation ........................................................                (43,101)
                                                                                                --------------
NET ASSETS ............................................................................         $    5,834,390
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......                582,740
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        10.01
                                                                                                ==============

STATEMENT OF OPERATIONS
FROM INCEPTION FEBRUARY 3, 2006 TO JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       22,147
   Interest ...........................................................................                  2,849
                                                                                                --------------
     Total investment income ..........................................................                 24,996
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                  4,849
   Financial agent fee ................................................................                 11,321
   Administration fee .................................................................                    788
   Distribution and service fees ......................................................                  3,031
   Professional .......................................................................                 10,038
   Custodian ..........................................................................                  3,231
   Trustees ...........................................................................                  2,603
   Printing ...........................................................................                  1,733
   Miscellaneous ......................................................................                  1,398
                                                                                                --------------
     Total expenses ...................................................................                 38,992
   Less expenses reimbursed by investment advisor .....................................                (30,112)
   Custodian fees paid indirectly .....................................................                   (395)
                                                                                                --------------
     Net expenses .....................................................................                  8,485
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                 16,511
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                (61,750)
   Net change in unrealized appreciation (depreciation) on investments ................                (43,101)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................               (104,851)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $      (88,340)
                                                                                                ==============

                        See Notes to Financial Statements

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
FROM OPERATIONS
   Net investment income (loss) .......................................................         $       16,511
   Net realized gain (loss) ...........................................................                (61,750)
   Net change in unrealized appreciation (depreciation) ...............................                (43,101)
                                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................                (88,340)
                                                                                                --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (705,275 shares) .....................................              7,140,931
   Cost of shares repurchased (122,535 shares) ........................................             (1,218,201)
                                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..........................              5,922,730
                                                                                                --------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............................................              5,834,390

NET ASSETS
   Beginning of period ................................................................                     --
                                                                                                --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $16,511] ...........         $    5,834,390
                                                                                                ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
Net asset value, beginning of period ..................................................         $        10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) ....................................................                   0.05
   Net realized and unrealized gain (loss) ............................................                  (0.04)
                                                                                                --------------
     TOTAL FROM INVESTMENT OPERATIONS .................................................                   0.01
                                                                                                --------------
CHANGE IN NET ASSET VALUE .............................................................                   0.01
                                                                                                --------------
NET ASSET VALUE, END OF PERIOD                                                                  $        10.01
                                                                                                ==============
Total return ..........................................................................                   0.12%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) ..............................................         $        5,834

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2) ..........................................................                   0.70%(3)
   Gross operating expenses(2) ........................................................                   3.18%(3)
   Net investment income (loss) .......................................................                   1.36%(3)
Portfolio turnover ....................................................................                     52%(4)

(1)   Computed using average shares outstanding.

(2) The series also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the S&P Dynamic Asset Allocation Series: Moderate Growth, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of this example is based on an investment of $1,000 invested on inception date and held to to June 30, 2006. The third line of these examples are based on an investment of $1,000 in invested at December 31, 2005, and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (SINCE INCEPTION DATE)

      The first hypothectical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period From inception of the series to June 30, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (FOR THE ENTIRE SIX-MONTH PERIOD)

      The second hypothetical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from December 31, 2005, to June 30, 2006. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that both the since inception and six-month examples, the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions

                   S&P                             BEGINNING           ENDING        EXPENSES PAID
    DYNAMIC ASSET ALLOCATION SERIES:             ACCOUNT VALUE      ACCOUNT VALUE       DURING
             MODERATE GROWTH                   FEBRUARY 3, 2006     JUNE 30, 2006       PERIOD*
   -----------------------------------         ----------------     -------------    -------------
   Actual                                          $1,000.00         $  999.90           $2.76

   Hypothetical (5% return before expenses
     since inception)                               1,000.00          1,017.01            2.79

                                                   BEGINNING
                                                 ACCOUNT VALUE
                                               DECEMBER 31, 2005
                                               -----------------
   Hypothetical (5% return before expenses
     six-month period)                             $1,000.00          1,021.29            3.51

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.70%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE.

      FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (144) EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

      FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

iShares Treasury                                  32%
iShares MSCI EAFE                                 17
Financials                                         9
Industrials                                        7
Energy                                             7
Information Technology                             6
Health Care                                        4
Other                                             18

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
EXCHANGE TRADED FUNDS--100.0%

   Consumer Discretionary Select Sector SPDR Fund .........            4,152    $      138,386
   Consumer Staples Select Sector SPDR Fund ...............            2,826            68,361
   Energy Select Sector SPDR Fund .........................            4,308           244,350
   Financial Select Sector SPDR Fund ......................            9,590           309,182
   Health Care Select Sector SPDR Fund ....................            3,439           103,961
   Industrial Select Sector SPDR Fund .....................            7,147           241,569
   iShares Dow Jones US Telecommunications
     Sector Index Fund ....................................            5,450           139,792
   iShares GS $ InvesTop Corporate Bond Fund ..............            1,325           137,098
   iShares Lehman 1-3 Year Treasury Bond Fund .............            8,082           644,055
   iShares Lehman 20+ Year Treasury Bond Fund .............            2,433           205,151
   iShares Lehman 7-10 Year Treasury Bond Fund ............            3,394           272,606
   iShares MSCI EAFE Index Fund ...........................            9,242           604,334
   iShares Nasdaq Biotechnology Index Fund(b) .............              482            35,041
   Materials Select Sector SPDR Fund ......................            3,303           106,026
   Technology Select Sector SPDR Fund .....................           10,180           206,959
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $3,432,962) ............................................         3,456,871
                                                                                --------------
TOTAL INVESTMENTS--100.0%
   (Identified cost $3,432,962) ............................................         3,456,871(a)
   Other assets and liabilities, net--(0.0)% ...............................            (1,040)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $    3,455,831
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,780 and gross depreciation of $10,044 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $3,456,135.

(b)   Non-income producing.

                        See Notes to Financial Statements

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $3,432,962) ...........................         $    3,456,871
Cash ..................................................................................                 14,010
Receivables
   Investment securities sold .........................................................                 28,045
   Dividends ..........................................................................                  3,505
Trustee retainer ......................................................................                  1,323
                                                                                                --------------
     Total assets .....................................................................              3,503,754
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                 31,456
   Fund shares repurchased ............................................................                    268
   Professional fee ...................................................................                  7,762
   Investment advisory fee ............................................................                  3,724
   Financial agent fee ................................................................                  3,043
   Distribution and service fees ......................................................                    552
   Administration fee .................................................................                    143
   Other accrued expenses .............................................................                    975
                                                                                                --------------
     Total liabilities ................................................................                 47,923
                                                                                                --------------
NET ASSETS ............................................................................         $    3,455,831
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $    3,445,500
   Undistributed net investment income ................................................                  9,791
   Accumulated net realized loss ......................................................                (23,369)
   Net unrealized appreciation ........................................................                 23,909
                                                                                                --------------
NET ASSETS ............................................................................         $    3,455,831
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......                345,622
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        10.00
                                                                                                ==============

STATEMENT OF OPERATIONS
FROM INCEPTION FEBRUARY 3, 2006 TO JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $       12,132
   Interest ...........................................................................                  1,533
                                                                                                --------------
     Total investment income ..........................................................                 13,665
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                  2,213
   Financial agent fee ................................................................                 11,173
   Administration fee .................................................................                    360
   Distribution and service fees ......................................................                  1,383
   Professional .......................................................................                 10,038
   Custodian ..........................................................................                  3,081
   Trustees ...........................................................................                  2,571
   Printing ...........................................................................                    740
   Miscellaneous ......................................................................                  1,388
                                                                                                --------------
     Total expenses ...................................................................                 32,947
   Less expenses reimbursed by investment advisor .....................................                (28,434)
   Custodian fees paid indirectly .....................................................                   (639)
                                                                                                --------------
     Net expenses .....................................................................                  3,874
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                  9,791
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                (23,369)
   Net change in unrealized appreciation (depreciation) on investments ................                 23,909
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                    540
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $       10,331
                                                                                                ==============

                        See Notes to Financial Statements

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
FROM OPERATIONS
   Net investment income (loss) .......................................................         $        9,791
   Net realized gain (loss) ...........................................................                (23,369)
   Net change in unrealized appreciation (depreciation) ...............................                 23,909
                                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................                 10,331
                                                                                                --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (381,198 shares) .....................................              3,798,299
   Cost of shares repurchased (35,576 shares) .........................................               (352,799)
                                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..........................              3,445,500
                                                                                                --------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............................................              3,455,831

NET ASSETS
   Beginning of period ................................................................                     --
                                                                                                --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,791] ............         $    3,455,831
                                                                                                ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
Net asset value, beginning of period ..................................................         $        10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) ....................................................                   0.07
   Net realized and unrealized gain (loss) ............................................                  (0.07)
                                                                                                --------------
     TOTAL FROM INVESTMENT OPERATIONS .................................................                     --
                                                                                                --------------
CHANGE IN NET ASSET VALUE .............................................................                     --
                                                                                                --------------
NET ASSET VALUE, END OF PERIOD ........................................................         $        10.00
                                                                                                ==============
Total return ..........................................................................                  (0.01)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands) ..............................................         $        3,456

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2) ..........................................................                   0.70%(3)
   Gross operating expenses(2) ........................................................                   5.84%(3)
   Net investment income (loss) .......................................................                   1.77%(3)
Portfolio turnover ....................................................................                     45%(4)

(1)   Computed using average shares outstanding.

(2) The series also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the S&P Dynamic Asset Allocation Series: Moderate, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of this example is based on an investment of $1,000 invested on inception date and held to to June 30, 2006. The third line of these examples are based on an investment of $1,000 in invested at December 31, 2005, and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (SINCE INCEPTION DATE)

      The first hypothectical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period From inception of the series to June 30, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (FOR THE ENTIRE SIX-MONTH PERIOD)

      The second hypothetical example shown on the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from December 31, 2005, to June 30, 2006. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that both the since inception and six-month examples, the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions

                   S&P                             BEGINNING           ENDING        EXPENSES PAID
    DYNAMIC ASSET ALLOCATION SERIES:             ACCOUNT VALUE      ACCOUNT VALUE       DURING
                MODERATE                       FEBRUARY 3, 2006     JUNE 30, 2006       PERIOD*
   -----------------------------------         ----------------     -------------    -------------
   Actual                                          $1,000.00          $  991.40          $2.75

   Hypothetical (5% return before expenses
     since inception)                               1,000.00           1,017.01           2.79

                                                   BEGINNING
                                                 ACCOUNT VALUE
                                               DECEMBER 31, 2005
                                               -----------------
   Hypothetical (5% return before expenses
     six-month period)                             $1,000.00           1,021.29           3.51

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.70%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE.

      FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (144) EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

      FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

iShares Treasury                                  54%
iShares MSCI EAFE                                 11
Energy                                             5
Financials                                         5
Industrials                                        4
Materials                                          3
Telecommunication Services                         3
Other                                             15

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
EXCHANGE TRADED FUNDS--100.7%

   Consumer Discretionary Select Sector SPDR Fund .........              780    $       25,997
   Energy Select Sector SPDR Fund .........................            1,199            68,008
   Financial Select Sector SPDR Fund ......................            2,016            64,996
   Health Care Select Sector SPDR Fund ....................              866            26,179
   Industrial Select Sector SPDR Fund .....................            1,541            52,086
   iShares Dow Jones US Telecommunications
     Sector Index Fund ....................................            1,550            39,758
   iShares GS $ InvesTop Corporate Bond Fund ..............              755            78,120
   iShares Lehman 1-3 Year Treasury Bond Fund .............            4,525           360,597
   iShares Lehman 20+ Year Treasury Bond Fund .............            1,394           117,542
   iShares Lehman 7-10 Year Treasury Bond Fund ............            2,903           233,169
   iShares MSCI EAFE Index Fund ...........................            2,254           147,389
   iShares Nasdaq Biotechnology Index Fund(b) .............              186            13,522
   Materials Select Sector SPDR Fund ......................            1,247            40,029
   Technology Select Sector SPDR Fund .....................            1,919            39,013
                                                                                --------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $1,313,537) ............................................         1,306,405
                                                                                --------------
TOTAL INVESTMENTS--100.7%
   (Identified cost $1,313,537) ............................................         1,306,405(a)
   Other assets and liabilities, net--(0.7)% ...............................            (9,070)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $    1,297,338
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $538 and gross depreciation of $10,630 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,316,497.

(b)   Non-income producing.

                        See Notes to Financial Statements

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $1,313,537) ...........................         $    1,306,405
Cash ..................................................................................                  5,887
Receivables
   Dividends ..........................................................................                  1,041
Trustee retainer ......................................................................                  1,332
                                                                                                --------------
     Total assets .....................................................................              1,314,665
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                  1,024
   Fund shares repurchased ............................................................                     41
   Professional fee ...................................................................                  7,761
   Investment advisory fee ............................................................                  4,361
   Financial agent fee ................................................................                  3,088
   Distribution and service fees ......................................................                    246
   Administration fee .................................................................                     64
   Other accrued expenses .............................................................                    742
                                                                                                --------------
     Total liabilities ................................................................                 17,327
                                                                                                --------------
NET ASSETS ............................................................................         $    1,297,338
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $    1,301,765
   Undistributed net investment income ................................................                  5,856
   Accumulated net realized loss ......................................................                 (3,151)
   Net unrealized depreciation ........................................................                 (7,132)
                                                                                                --------------
NET ASSETS ............................................................................         $    1,297,338
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......                130,854
                                                                                                ==============
Net asset value and offering price per share ..........................................         $         9.91
                                                                                                ==============

STATEMENT OF OPERATIONS
FROM INCEPTION FEBRUARY 3, 2006 TO JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
  Dividends ...........................................................................         $        7,201
  Interest ............................................................................                    538
                                                                                                --------------
     Total investment income ..........................................................                  7,739
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                  1,075
   Financial agent fee ................................................................                 11,115
   Administration fee .................................................................                    175
   Distribution and service fees ......................................................                    672
   Professional .......................................................................                 10,038
   Custodian ..........................................................................                  2,682
   Trustees ...........................................................................                  2,560
   Printing ...........................................................................                    294
   Miscellaneous ......................................................................                  1,385
                                                                                                --------------
     Total expenses ...................................................................                 29,996
   Less expenses reimbursed by investment advisor .....................................                (27,725)
   Custodian fees paid indirectly .....................................................                   (388)
                                                                                                --------------
     Net expenses .....................................................................                  1,883
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                  5,856
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................                 (3,151)
   Net change in unrealized appreciation (depreciation) on investments ................                 (7,132)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................                (10,283)
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $       (4,427)
                                                                                                ==============

                        See Notes to Financial Statements

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                               --------------
FROM OPERATIONS
  Net investment income (loss) ........................................................         $        5,856
  Net realized gain (loss) ............................................................                 (3,151)
  Net change in unrealized appreciation (depreciation) ................................                 (7,132)
                                                                                                --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................                 (4,427)
                                                                                                --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (141,694 shares) ......................................              1,410,338
  Cost of shares repurchased (10,840 shares) ..........................................               (108,573)
                                                                                                --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........................              1,301,765
                                                                                                --------------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................................              1,297,338

NET ASSETS
  Beginning of period .................................................................                     --
                                                                                                --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $5,856] .............         $    1,297,338
                                                                                                ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                FROM INCEPTION
                                                                                                 FEBRUARY 3,
                                                                                                   2006 TO
                                                                                                JUNE 30, 2006
                                                                                                 (UNAUDITED)
                                                                                                --------------
Net asset value, beginning of period ..................................................         $        10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1) .....................................................                   0.09
  Net realized and unrealized gain (loss) .............................................                  (0.18)
                                                                                                --------------
    TOTAL FROM INVESTMENT OPERATIONS ..................................................                  (0.09)
                                                                                                --------------
CHANGE IN NET ASSET VALUE .............................................................                  (0.09)
                                                                                                --------------
NET ASSET VALUE, END OF PERIOD ........................................................         $         9.91
                                                                                                ==============
Total return ..........................................................................                  (0.86)%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...............................................         $        1,297

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses(2) ...........................................................                   0.70%(3)
  Gross operating expenses(2) .........................................................                  11.01%(3)
  Net investment income (loss) ........................................................                   2.18%(3)
Portfolio turnover ....................................................................                     27%(4)

(1)   Computed using average shares outstanding.

(2) The series also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Sanford Bernstein Mid-Cap Value Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                   BEGINNING           ENDING        EXPENSES PAID
       SANFORD BERNSTEIN MID-CAP VALUE           ACCOUNT VALUE      ACCOUNT VALUE       DURING
                    SERIES                     DECEMBER 31, 2005    JUNE 30, 2006       PERIOD*
   ----------------------------------------    -----------------    -------------    -------------
   Actual                                          $1,000.00          $1,076.30          $6.69

   Hypothetical (5% return before expenses)         1,000.00           1,018.27           6.53

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        25%
Industrials                                       20
Consumer Discretionary                            16
Information Technology                            11
Materials                                          8
Energy                                             6
Utilities                                          6
Other                                              8

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--92.6%

AEROSPACE & DEFENSE--1.1%
   Goodrich Corp. .........................................           36,400    $    1,466,556
                                                                                --------------
AGRICULTURAL PRODUCTS--1.0%
   Corn Products International, Inc. ......................           40,000         1,224,000
                                                                                --------------
AIR FREIGHT & LOGISTICS--0.6%
   Ryder System, Inc. .....................................           12,400           724,532
                                                                                --------------
AIRLINES--2.3%
   Alaska Air Group, Inc.(b) ..............................           36,900         1,454,598
   Continental Airlines, Inc. Class B(b) ..................           48,900         1,457,220
                                                                                --------------
                                                                                     2,911,818
                                                                                --------------
APPAREL RETAIL--1.4%
   Payless ShoeSource, Inc.(b) ............................           63,700         1,730,729
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
   Liz Claiborne, Inc. ....................................           17,800           659,668
   VF Corp. ...............................................           14,900         1,012,008
                                                                                --------------
                                                                                     1,671,676
                                                                                --------------
APPLICATION SOFTWARE--0.4%
   Intergraph Corp.(b) ....................................           15,700           494,393
                                                                                --------------
AUTO PARTS & EQUIPMENT--2.8%
   ArvinMeritor, Inc. .....................................           93,500         1,607,265
   TRW Automotive Holdings Corp.(b) .......................           70,800         1,931,424
                                                                                --------------
                                                                                     3,538,689
                                                                                --------------
AUTOMOTIVE RETAIL--1.0%
   AutoNation, Inc.(b) ....................................           58,061         1,244,828
                                                                                --------------
BREWERS--0.8%
   Molson Coors Brewing Co. Class B .......................           15,000         1,018,200
                                                                                --------------
COMMUNICATIONS EQUIPMENT--2.3%
   Andrew Corp.(b) ........................................          131,600         1,165,976
   CommScope, Inc.(b) .....................................           55,500         1,743,810
                                                                                --------------
                                                                                     2,909,786
                                                                                --------------
CONSTRUCTION & ENGINEERING--1.3%
   Quanta Services, Inc.(b) ...............................           97,300         1,686,209
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.8%
   Terex Corp.(b) .........................................           23,800         2,349,060
                                                                                --------------
CONSTRUCTION MATERIALS--0.6%
   Texas Industries, Inc. .................................           14,100           748,710
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.3%
   CSG Systems International, Inc.(b) .....................           67,800    $    1,677,372
                                                                                --------------
DEPARTMENT STORES--0.5%
   Saks, Inc. .............................................           35,900           580,503
                                                                                --------------
DRUG RETAIL--0.9%
   Longs Drug Stores Corp. ................................           25,300         1,154,186
                                                                                --------------
ELECTRIC UTILITIES--2.9%
   Allegheny Energy, Inc.(b) ..............................           62,000         2,298,340
   Northeast Utilities ....................................           66,700         1,378,689
                                                                                --------------
                                                                                     3,677,029
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--3.5%
   Acuity Brands, Inc. ....................................           31,700         1,233,447
   Cooper Industries Ltd. Class A .........................           25,300         2,350,876
   Genlyte Group, Inc. (The)(b) ...........................           11,600           840,188
                                                                                --------------
                                                                                     4,424,511
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.4%
   AVX Corp. ..............................................           28,200           445,278
   Checkpoint Systems, Inc.(b) ............................           43,800           972,798
   Vishay Intertechnology, Inc.(b) ........................          103,400         1,626,482
                                                                                --------------
                                                                                     3,044,558
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--1.0%
   Sanmina-SCI Corp.(b) ...................................          167,000           768,200
   Solectron Corp.(b) .....................................          154,400           528,048
                                                                                --------------
                                                                                     1,296,248
                                                                                --------------
FOOD DISTRIBUTORS--1.7%
   Performance Food Group Co.(b) ..........................           70,200         2,132,676
                                                                                --------------
FOOD RETAIL--0.1%
   SUPERVALU, Inc. ........................................            4,000           122,800
                                                                                --------------
GENERAL MERCHANDISE STORES--1.0%
   Big Lots, Inc.(b) ......................................           75,300         1,286,124
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.5%
   Owens & Minor, Inc. ....................................           21,100           603,460
                                                                                --------------
HEALTH CARE FACILITIES--0.4%
   Universal Health Services, Inc. Class B ................           10,000           502,600
                                                                                --------------
HOME FURNISHINGS--1.0%
   Furniture Brands International, Inc. ...................           59,700         1,244,148
                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.3%
   Constellation Energy Group, Inc. .......................           30,000         1,635,600
                                                                                --------------

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
INDUSTRIAL MACHINERY--3.0%
   Harsco Corp. ...........................................           15,300    $    1,192,788
   Mueller Industries, Inc. ...............................           12,500           412,875
   SPX Corp. ..............................................           38,800         2,170,860
                                                                                --------------
                                                                                     3,776,523
                                                                                --------------
INTEGRATED OIL & GAS--1.8%
   Hess Corp. .............................................           44,400         2,346,540
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--1.3%
   Edwards (A.G.), Inc. ...................................           31,100         1,720,452
                                                                                --------------
LEISURE FACILITIES--1.8%
   Vail Resorts, Inc.(b) ..................................           63,400         2,352,140
                                                                                --------------
LIFE & HEALTH INSURANCE--1.4%
   StanCorp Financial Group, Inc. .........................           36,200         1,842,942
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--1.7%
   PerkinElmer, Inc. ......................................          105,700         2,209,130
                                                                                --------------
METAL & GLASS CONTAINERS--2.2%
   Owens-Illinois, Inc.(b) ................................           86,000         1,441,360
   Silgan Holdings, Inc. ..................................           38,400         1,421,184
                                                                                --------------
                                                                                     2,862,544
                                                                                --------------
MULTI-UTILITIES--1.8%
   Puget Energy, Inc. .....................................           54,200         1,164,216
   Wisconsin Energy Corp. .................................           29,800         1,200,940
                                                                                --------------
                                                                                     2,365,156
                                                                                --------------
OFFICE REIT'S--0.9%
   Digital Realty Trust, Inc. .............................           47,900         1,182,651
                                                                                --------------
OFFICE SERVICES & SUPPLIES--1.7%
   IKON Office Solutions, Inc. ............................          125,300         1,578,780
   United Stationers, Inc.(b) .............................           13,300           655,956
                                                                                --------------
                                                                                     2,234,736
                                                                                --------------
OIL & GAS DRILLING--1.6%
   Rowan Cos., Inc. .......................................           38,000         1,352,420
   TODCO Class A ..........................................           16,200           661,770
                                                                                --------------
                                                                                     2,014,190
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--1.3%
   Hanover Compressor Co.(b) ..............................           88,400         1,660,152
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
   Plains Exploration & Production Co.(b) .................           42,200         1,710,788
                                                                                --------------
PHARMACEUTICALS--0.5%
   Endo Pharmaceuticals Holdings, Inc.(b) .................           21,200           699,176
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--1.3%
   Old Republic International Corp. .......................           78,500         1,677,545
                                                                                --------------
PUBLISHING & PRINTING--1.3%
   Reader's Digest Association, Inc. (The) ................          122,200         1,705,912
                                                                                --------------
REGIONAL BANKS--4.5%
   Central Pacific Financial Corp. ........................           36,000         1,393,200
   Trustmark Corp. ........................................           38,634         1,196,495
   UnionBanCal Corp. ......................................           23,500         1,517,865
   Whitney Holding Corp. ..................................           45,500         1,609,335
                                                                                --------------
                                                                                     5,716,895
                                                                                --------------
RESTAURANTS--2.2%
   Jack in the Box, Inc.(b) ...............................           31,400         1,230,880
   Papa John's International, Inc.(b) .....................           49,600         1,646,720
                                                                                --------------
                                                                                     2,877,600
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
SEMICONDUCTORS--1.0%
   Zoran Corp.(b) .........................................           50,700    $    1,234,038
                                                                                --------------
SPECIALIZED REIT'S--2.1%
   FelCor Lodging Trust, Inc. .............................           97,500         2,119,650
   Strategic Hotels & Resorts, Inc. .......................           30,500           632,570
                                                                                --------------
                                                                                     2,752,220
                                                                                --------------
SPECIALTY CHEMICALS--0.5%
   Albemarle Corp. ........................................           14,300           684,684
                                                                                --------------
SPECIALTY STORES--1.8%
   Office Depot, Inc.(b) ..................................           61,300         2,329,400
                                                                                --------------
STEEL--4.5%
   Chaparral Steel Co.(b) .................................           14,100         1,015,482
   Commercial Metals Co. ..................................           27,500           706,750
   Quanex Corp. ...........................................           31,800         1,369,626
   Reliance Steel & Aluminum Co. ..........................           12,700         1,053,465
   Steel Dynamics, Inc. ...................................           24,200         1,590,908
                                                                                --------------
                                                                                     5,736,231
                                                                                --------------
TECHNOLOGY DISTRIBUTORS--1.6%
   Arrow Electronics, Inc.(b) .............................           40,500         1,304,100
   Tech Data Corp.(b) .....................................           18,000           689,580
                                                                                --------------
                                                                                     1,993,680
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--6.4%
   Astoria Financial Corp. ................................           51,750         1,575,787
   MAF Bancorp, Inc. ......................................           14,300           612,612
   Provident Financial Services, Inc. .....................           87,500         1,570,625
   Radian Group, Inc. .....................................           40,100         2,477,378
   Washington Federal, Inc. ...............................           13,100           303,789
   Webster Financial Corp. ................................           33,700         1,598,728
                                                                                --------------
                                                                                     8,138,919
                                                                                --------------
TOBACCO--1.4%
   Universal Corp. ........................................           46,500         1,730,730
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--1.6%
   GATX Corp. .............................................           49,100         2,086,750
                                                                                --------------
TRUCKING--2.9%
   Con-Way, Inc. ..........................................           32,900         1,905,897
   Laidlaw International, Inc. ............................           72,610         1,829,772
                                                                                --------------
                                                                                     3,735,669
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $97,352,521) ...........................................       118,478,394
                                                                                --------------
FOREIGN COMMON STOCKS(c) --6.2%

ELECTRONIC MANUFACTURING SERVICES--1.2%
   Celestica, Inc. (Canada)(b) ............................          171,605         1,637,112
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--1.2%
   Aspen Insurance Holdings Ltd. (United States) ..........           66,100         1,539,469
                                                                                --------------
REINSURANCE--3.8%
   Arch Capital Group Ltd. (United States)(b) .............           33,000         1,962,180
   PartnerRe Ltd. (United States) .........................            6,700           429,135
   Platinum Underwriters Holdings Ltd. (United States) ....           64,000         1,790,720
   RenaissanceRe Holdings Ltd. (United States) ............           13,500           654,210
                                                                                --------------
                                                                                     4,836,245
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $8,161,935) ............................................         8,012,826
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.8%
   (Identified Cost $105,514,456) ..........................................       126,491,220
                                                                                --------------

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
   SSgA Money Market Fund
     (4.73% seven day effective yield) ....................        2,524,535    $    2,524,535
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,524,535) ............................................         2,524,535
                                                                                --------------
TOTAL INVESTMENTS--100.8%
   (Identified cost $108,038,991) ..........................................       129,015,755(a)
   Other assets and liabilities, net--(0.8)% ...............................        (1,075,745)
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  127,940,010
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,738,272 and gross depreciation of $2,761,508 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $108,038,991.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $108,038,991) .........................         $  129,015,755
Receivables
   Investment securities sold .........................................................                482,594
   Dividends and interest .............................................................                112,915
   Fund shares sold ...................................................................                 81,355
Prepaid expenses ......................................................................                     71
                                                                                                --------------
     Total assets .....................................................................            129,692,690
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................              1,539,693
   Fund shares repurchased ............................................................                 23,338
   Investment advisory fee ............................................................                105,346
   Financial agent fee ................................................................                 10,837
   Administration fee .................................................................                  6,614
   Trustees' fee ......................................................................                  3,882
   Other accrued expenses .............................................................                 62,970
                                                                                                --------------
     Total liabilities ................................................................              1,752,680
                                                                                                --------------
NET ASSETS ............................................................................         $  127,940,010
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   98,550,943
   Accumulated net investment loss ....................................................                (19,455)
   Accumulated net realized gain ......................................................              8,431,758
   Net unrealized appreciation ........................................................             20,976,764
                                                                                                --------------
NET ASSETS ............................................................................         $  127,940,010
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              8,785,246
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        14.56
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      760,463
   Interest ...........................................................................                 56,057
                                                                                                --------------
     Total investment income ..........................................................                816,520
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                660,584
   Financial agent fee ................................................................                 53,931
   Administration fee .................................................................                 40,893
   Printing ...........................................................................                 32,945
   Professional .......................................................................                 15,478
   Trustees ...........................................................................                 12,272
   Custodian ..........................................................................                  8,848
   Miscellaneous ......................................................................                 17,264
                                                                                                --------------
     Total expenses ...................................................................                842,215
   Less expenses reimbursed by investment advisor .....................................                (23,378)
   Custodian fees paid indirectly .....................................................                   (972)
                                                                                                --------------
     Net expenses .....................................................................                817,865
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                 (1,345)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain (loss) on investments ............................................              8,436,709
   Net change in unrealized appreciation (depreciation) on investments ................                755,548
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              9,192,257
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    9,190,912
                                                                                                ==============

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $       (1,345)   $       83,630
   Net realized gain (loss) ................................................       8,436,709        12,728,616
   Net change in unrealized appreciation (depreciation) ....................         755,548        (4,219,233)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       9,190,912         8,593,013
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (101,741)         (129,834)
   Net realized short-term gains ...........................................        (200,939)       (1,366,716)
   Net realized long-term gains ............................................      (3,952,649)       (7,378,096)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............      (4,255,329)       (8,874,646)
                                                                              --------------    --------------

FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (477,293 and 680,996 shares, respectively)        7,096,088         9,775,721
   Net asset value of shares issued from reinvestment of distributions
     (303,484 and 629,282 shares, respectively) ............................       4,255,329         8,874,646
   Cost of shares repurchased (690,396 and 887,940 shares, respectively) ...     (10,202,347)      (12,527,064)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............       1,149,070         6,123,303
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................       6,084,653         5,841,670

NET ASSETS
   Beginning of period .....................................................     121,855,357       116,013,687
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(19,455) AND $83,631,
     RESPECTIVELY] .........................................................  $  127,940,010    $  121,855,357
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006      ----------------------------------------------------------------
                                              (UNAUDITED)         2005           2004         2003         2002          2001
                                             -------------      ---------      ---------    ---------    ---------     ---------
Net asset value, beginning of period ......    $    14.01       $   14.02      $   12.54    $    9.20    $   10.97     $    9.07

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............            --(1)(4)      0.01(1)        0.02         0.03         0.10          0.13
  Net realized and unrealized gain (loss) .          1.05            1.08           2.51         3.72        (1.02)         1.95
                                               ----------       ---------      ---------    ---------    ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS ......          1.05            1.09           2.53         3.75        (0.92)         2.08
                                               ----------       ---------      ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income ....         (0.01)          (0.02)         (0.02)       (0.02)       (0.10)        (0.13)
  Distributions from net realized gains ...         (0.49)          (1.08)         (1.03)       (0.39)       (0.75)        (0.05)
                                               ----------       ---------      ---------    ---------    ---------     ---------
    TOTAL DISTRIBUTIONS ...................         (0.50)          (1.10)         (1.05)       (0.41)       (0.85)        (0.18)
                                               ----------       ---------      ---------    ---------    ---------     ---------
CHANGE IN NET ASSET VALUE .................          0.55           (0.01)          1.48         3.34        (1.77)         1.90
                                               ----------       ---------      ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ............    $    14.56       $   14.01      $   14.02    $   12.54    $    9.20     $   10.97
                                               ==========       =========      =========    =========    =========     =========
Total return ..............................          7.63%(3)        7.73%         20.41%       40.97%       (8.55)%       22.98%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...    $  127,940       $ 121,855      $ 116,014    $  85,868    $  61,289     $  48,556

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ..................          1.30%(2)        1.30%          1.30%        1.30%        1.28%         1.20%
  Gross operating expenses ................          1.34%(2)        1.33%          1.34%        1.37%        1.40%         1.54%
  Net investment income (loss) ............         (0.00)%(2)       0.07%          0.25%        0.46%        1.12%         1.72%
Portfolio turnover ........................            32%(3)          37%            36%          29%          44%           28%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

(4)   Amount is less than $0.01.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Sanford Bernstein Small-Cap Value Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                   BEGINNING           ENDING        EXPENSES PAID
              SANFORD BERNSTEIN                  ACCOUNT VALUE      ACCOUNT VALUE       DURING
            SMALL-CAP VALUE SERIES             DECEMBER 31, 2005    JUNE 30, 2006       PERIOD*
   ----------------------------------------    -----------------    -------------    -------------
   Actual                                          $1,000.00          $1,086.10          $6.72

   Hypothetical (5% return before expenses)         1,000.00           1,018.27           6.53

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        26%
Industrials                                       20
Consumer Discretionary                            15
Information Technology                            12
Materials                                          9
Consumer Staples                                   6
Energy                                             5
Other                                              7

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--92.9%

AIRLINES--2.3%
   Alaska Air Group, Inc.(b) ..............................           28,000    $    1,103,760
   Continental Airlines, Inc. Class B(b) ..................           22,400           667,520
                                                                                --------------
                                                                                     1,771,280
                                                                                --------------
APPAREL RETAIL--2.0%
   Payless ShoeSource, Inc.(b) ............................           38,100         1,035,177
   Too, Inc.(b) ...........................................           13,800           529,782
                                                                                --------------
                                                                                     1,564,959
                                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
   Phillips-Van Heusen Corp. ..............................           24,600           938,736
                                                                                --------------
APPLICATION SOFTWARE--0.4%
   Intergraph Corp.(b) ....................................            9,200           289,708
                                                                                --------------
AUTO PARTS & EQUIPMENT--2.5%
   ArvinMeritor, Inc. .....................................           56,800           976,392
   TRW Automotive Holdings Corp.(b) .......................           36,600           998,448
                                                                                --------------
                                                                                     1,974,840
                                                                                --------------
AUTOMOTIVE RETAIL--1.0%
   Sonic Automotive, Inc. .................................           36,250           804,025
                                                                                --------------
COMMUNICATIONS EQUIPMENT--3.2%
   ADC Telecommunications, Inc.(b) ........................           12,142           204,714
   Andrew Corp.(b) ........................................           79,300           702,598
   Black Box Corp. ........................................           12,800           490,624
   CommScope, Inc.(b) .....................................           33,500         1,052,570
                                                                                --------------
                                                                                     2,450,506
                                                                                --------------
CONSTRUCTION & ENGINEERING--2.3%
   Granite Construction, Inc. .............................           17,100           774,117
   Quanta Services, Inc.(b) ...............................           58,700         1,017,271
                                                                                --------------
                                                                                     1,791,388
                                                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.4%
   Accuride Corp.(b) ......................................           70,975           885,058
   Cascade Corp. ..........................................           10,425           412,309
   Terex Corp.(b) .........................................           13,300         1,312,710
                                                                                --------------
                                                                                     2,610,077
                                                                                --------------
CONSTRUCTION MATERIALS--0.6%
   Texas Industries, Inc. .................................            8,500           451,350
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.3%
   CSG Systems International, Inc.(b) .....................           41,100         1,016,814
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
DEPARTMENT STORES--0.4%
   Saks, Inc. .............................................           20,300    $      328,251
                                                                                --------------
DRUG RETAIL--0.8%
   Longs Drug Stores Corp. ................................           13,100           597,622
                                                                                --------------
ELECTRIC UTILITIES--1.2%
   Northeast Utilities ....................................           43,850           906,380
                                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
   Acuity Brands, Inc. ....................................           23,300           906,603
   C&D Technologies, Inc. .................................           77,000           579,040
   Genlyte Group, Inc. (The)(b) ...........................           13,800           999,534
                                                                                --------------
                                                                                     2,485,177
                                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.7%
   AVX Corp. ..............................................           16,190           255,640
   Checkpoint Systems, Inc.(b) ............................           26,100           579,681
   GSi Group, Inc.(b) .....................................           29,000           249,110
   Vishay Intertechnology, Inc.(b) ........................           63,400           997,282
                                                                                --------------
                                                                                     2,081,713
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--2.0%
   CTS Corp. ..............................................           76,100         1,133,129
   Sanmina-SCI Corp.(b) ...................................           85,500           393,300
                                                                                --------------
                                                                                     1,526,429
                                                                                --------------
FOOD DISTRIBUTORS--1.3%
   Performance Food Group Co.(b) ..........................           33,900         1,029,882
                                                                                --------------
FOOD RETAIL--0.9%
   Pathmark Stores, Inc.(b) ...............................           71,200           669,992
                                                                                --------------
GENERAL MERCHANDISE STORES--0.5%
   Big Lots, Inc.(b) ......................................           23,700           404,796
                                                                                --------------
HEALTH CARE EQUIPMENT--2.0%
   CONMED Corp.(b) ........................................           30,000           621,000
   Datascope Corp. ........................................           29,900           922,116
                                                                                --------------
                                                                                     1,543,116
                                                                                --------------
HEALTH CARE FACILITIES--0.7%
   Universal Health Services, Inc. Class B ................           10,900           547,834
                                                                                --------------
HOME FURNISHINGS--1.0%
   Furniture Brands International, Inc. ...................           36,300           756,492
                                                                                --------------
INDUSTRIAL MACHINERY--0.5%
   Columbus Mckinnon Corp.(b) .............................           14,800           321,752
   Wolverine Tube, Inc.(b) ................................           28,800           105,696
                                                                                --------------
                                                                                       427,448
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.4%
   Eschelon Telecom, Inc.(b) ..............................           15,300    $      236,691
   General Communication, Inc. Class A(b) .................           70,500           868,560
                                                                                --------------
                                                                                     1,105,251
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--1.5%
   Edwards (A.G.), Inc. ...................................           21,700         1,200,444
                                                                                --------------
LEISURE FACILITIES--1.3%
   Vail Resorts, Inc.(b) ..................................           27,100         1,005,410
                                                                                --------------
LEISURE PRODUCTS--0.2%
   Callaway Golf Co. ......................................           11,500           149,385
                                                                                --------------
LIFE & HEALTH INSURANCE--1.5%
   StanCorp Financial Group, Inc. .........................           23,400         1,191,294
                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
   PerkinElmer, Inc. ......................................           44,000           919,600
                                                                                --------------
METAL & GLASS CONTAINERS--1.3%
   Silgan Holdings, Inc. ..................................           26,400           977,064
                                                                                --------------
MULTI-LINE INSURANCE--0.5%
   American National Insurance Co. ........................            2,700           350,244
                                                                                --------------
MULTI-UTILITIES--0.9%
   Puget Energy, Inc. .....................................           33,900           728,172
                                                                                --------------
OFFICE SERVICES & SUPPLIES--1.2%
   IKON Office Solutions, Inc. ............................           75,200           947,520
                                                                                --------------
OIL & GAS DRILLING--0.5%
   TODCO Class A ..........................................           10,000           408,500
                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES--2.5%
   Bristow Group, Inc.(b) .................................           11,700           421,200
   Hanover Compressor Co.(b) ..............................           53,600         1,006,608
   Oil States International, Inc.(b) ......................           14,200           486,776
                                                                                --------------
                                                                                     1,914,584
                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION--1.8%
   Plains Exploration & Production Co.(b) .................           33,900         1,374,306
                                                                                --------------
PACKAGED FOODS & MEATS--1.7%
   J & J Snack Foods Corp. ................................           14,000           462,980
   Premium Standard Farms, Inc. ...........................           51,500           835,845
                                                                                --------------
                                                                                     1,298,825
                                                                                --------------
PAPER PACKAGING--0.4%
   Rock-Tenn Co. Class A ..................................           18,300           291,885
                                                                                --------------
PAPER PRODUCTS--0.8%
   Schweitzer-Mauduit International, Inc. .................           27,525           595,916
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--3.1%
   American Physicians Capital, Inc.(b) ...................           22,300         1,172,757
   Harleysville Group, Inc. ...............................           39,200         1,243,424
                                                                                --------------
                                                                                     2,416,181
                                                                                --------------
PUBLISHING & PRINTING--1.1%
   Reader's Digest Association, Inc. (The) ................           59,300           827,828
                                                                                --------------
REGIONAL BANKS--5.3%
   AmericanWest Bancorp ...................................           28,500           645,525
   Central Pacific Financial Corp. ........................           22,900           886,230
   Community Bank System, Inc. ............................           17,600           354,992
   First Indiana Corp. ....................................           33,750           878,512
   Trustmark Corp. ........................................           31,500           975,555
   Whitney Holding Corp. ..................................           11,100           392,607
                                                                                --------------
                                                                                     4,133,421
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
RESTAURANTS--2.2%
   Jack in the Box, Inc.(b) ...............................           18,500    $      725,200
   Papa John's International, Inc.(b) .....................           29,900           992,680
                                                                                --------------
                                                                                     1,717,880
                                                                                --------------
SEMICONDUCTORS--1.1%
   Lattice Semiconductor Corp.(b) .........................           29,100           179,838
   Zoran Corp.(b) .........................................           28,900           703,426
                                                                                --------------
                                                                                       883,264
                                                                                --------------
SPECIALIZED CONSUMER SERVICES--1.7%
   Alderwoods Group, Inc.(b) ..............................           21,300           414,498
   Steiner Leisure Ltd.(b) ................................           23,200           917,096
                                                                                --------------
                                                                                     1,331,594
                                                                                --------------
SPECIALIZED REIT'S--3.7%
   Digital Realty Trust, Inc. .............................           29,600           730,824
   Equity Inns, Inc. ......................................           47,700           789,912
   FelCor Lodging Trust, Inc. .............................           45,800           995,692
   Strategic Hotels & Resorts, Inc. .......................           18,500           383,690
                                                                                --------------
                                                                                     2,900,118
                                                                                --------------
SPECIALTY CHEMICALS--0.5%
   Albemarle Corp. ........................................            8,000           383,040
                                                                                --------------
STEEL--5.2%
   Chaparral Steel Co.(b) .................................            8,500           612,170
   Commercial Metals Co. ..................................           41,600         1,069,120
   Quanex Corp. ...........................................           19,350           833,405
   Reliance Steel & Aluminum Co. ..........................            7,600           630,420
   Steel Dynamics, Inc. ...................................           14,100           926,934
                                                                                --------------
                                                                                     4,072,049
                                                                                --------------
TECHNOLOGY DISTRIBUTORS--0.6%
   Bell Microproducts, Inc.(b) ............................           13,350            72,357
   Global Imaging Systems, Inc.(b) ........................            9,200           379,776
                                                                                --------------
                                                                                       452,133
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--4.2%
   Astoria Financial Corp. ................................           33,750         1,027,688
   MAF Bancorp, Inc. ......................................            8,700           372,708
   Provident Financial Services, Inc. .....................           50,300           902,885
   Webster Financial Corp. ................................           19,900           944,056
                                                                                --------------
                                                                                     3,247,337
                                                                                --------------
TOBACCO--0.8%
   Universal Corp. ........................................           16,600           617,852
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--1.5%
   GATX Corp. .............................................           27,800         1,181,500
                                                                                --------------
TRUCKING--5.8%
   Arkansas Best Corp. ....................................           15,000           753,150
   Con-Way, Inc. ..........................................           17,900         1,036,947
   Dollar Thrifty Automotive Group, Inc.(b) ...............           37,000         1,667,590
   Laidlaw International, Inc. ............................           41,000         1,033,200
                                                                                --------------
                                                                                     4,490,887
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $59,743,636) ...........................................        72,082,299
                                                                                --------------
FOREIGN COMMON STOCKS(c)--5.6%

BROADCASTING & CABLE TV--0.2%
   Corus Entertainment, Inc. Class B (Canada) .............            6,000           193,800
                                                                                --------------
ELECTRONIC MANUFACTURING SERVICES--1.0%
   Celestica, Inc. (Canada)(b) ............................           81,860           780,944
                                                                                --------------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                                  SHARES            VALUE
                                                              --------------    --------------
PROPERTY & CASUALTY INSURANCE--1.2%
   Aspen Insurance Holdings Ltd. (United States) ..........           40,700    $      947,903
                                                                                --------------
REINSURANCE--3.2%
   Arch Capital Group Ltd. (United States)(b) .............           20,000         1,189,200
   PartnerRe Ltd. (United States) .........................            2,900           185,745
   Platinum Underwriters Holdings Ltd.
     (United States) ......................................           38,400         1,074,432
                                                                                --------------
                                                                                     2,449,377
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $4,469,626) ............................................         4,372,024
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--98.5%
   (Identified Cost $64,213,262) ...........................................        76,454,323
                                                                                --------------
SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
   SSgA Money Market Fund
     (4.73% seven day effective yield) ....................          984,099           984,099
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $984,099) ..............................................           984,099
                                                                                --------------
TOTAL INVESTMENTS--99.8%
   (Identified cost $65,197,361) ...........................................        77,438,422(a)
   Other assets and liabilities, net--0.2% .................................           161,295
                                                                                --------------
NET ASSETS--100.0% .........................................................    $   77,599,717
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,596,347 and gross depreciation of $2,355,286 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $65,197,361.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $65,197,361) ..........................         $   77,438,422
Receivables
   Investment securities sold .........................................................                398,756
   Fund shares sold ...................................................................                 86,157
   Dividends and interest .............................................................                 58,390
Prepaid expenses ......................................................................                     43
                                                                                                --------------
     Total assets .....................................................................             77,981,768
                                                                                                --------------
LIABILITIES
Cash overdraft ........................................................................                     50
Payables
   Investment securities purchased ....................................................                242,223
   Fund shares repurchased ............................................................                 14,150
   Investment advisory fee ............................................................                 66,402
   Printing fee .......................................................................                 23,981
   Financial agent fee ................................................................                  8,107
   Administration fee .................................................................                  4,007
   Trustees' fee ......................................................................                  1,721
   Other accrued expenses .............................................................                 21,410
                                                                                                --------------
     Total liabilities ................................................................                382,051
                                                                                                --------------
NET ASSETS ............................................................................         $   77,599,717
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   58,213,509
   Accumulated net investment loss ....................................................                (40,890)
   Accumulated net realized gain ......................................................              7,186,037
   Net unrealized appreciation ........................................................             12,241,061
                                                                                                --------------
NET ASSETS ............................................................................         $   77,599,717
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              4,327,612
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        17.93
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
   Dividends ..........................................................................         $      402,130
   Interest ...........................................................................                 44,721
   Foreign taxes withheld .............................................................                    (81)
                                                                                                --------------
     Total investment income ..........................................................                446,770
                                                                                                --------------
EXPENSES
   Investment advisory fee ............................................................                393,881
   Financial agent fee ................................................................                 38,789
   Administration fee .................................................................                 24,383
   Printing ...........................................................................                 18,931
   Professional .......................................................................                 15,478
   Trustees ...........................................................................                 10,042
   Custodian ..........................................................................                  7,471
   Miscellaneous ......................................................................                 11,237
                                                                                                --------------
     Total expenses ...................................................................                520,212
   Less expenses reimbursed by investment advisor .....................................                (32,342)
   Custodian fees paid indirectly .....................................................                   (210)
                                                                                                --------------
     Net expenses .....................................................................                487,660
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                (40,890)
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................              7,202,238
   Net change in unrealized appreciation (depreciation) on investments ................             (1,076,192)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              6,126,046
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    6,085,156
                                                                                                ==============

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      (40,890)   $     (128,347)
   Net realized gain (loss) ................................................       7,202,238         6,002,143
   Net change in unrealized appreciation (depreciation) ....................      (1,076,192)       (1,309,214)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       6,085,156         4,564,582
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ...........................................        (331,496)         (633,711)
   Net realized long-term gains ............................................      (1,900,862)       (3,273,992)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............      (2,232,358)       (3,907,703)
                                                                              --------------    --------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (287,395 and 693,563 shares,
     respectively) .........................................................       5,251,273        12,090,165
     Net asset value of shares issued from reinvestment of distributions
     (129,916 and 227,677 shares, respectively) ............................       2,232,358         3,907,703
   Cost of shares repurchased (344,883 and 716,388 shares, respectively) ...      (6,158,949)      (12,017,455)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............       1,324,682         3,980,413
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................       5,177,480         4,637,292

NET ASSETS
   Beginning of period .....................................................      72,422,237        67,784,945
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(40,890) AND $0,
     RESPECTIVELY] .........................................................  $   77,599,717    $   72,422,237
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006      -------------------------------------------------------------------
                                              (UNAUDITED)         2005           2004           2003          2002          2001
                                             -------------      ---------      ---------      ---------     ---------     ---------
Net asset value, beginning of period ......    $    17.02       $   16.74      $   14.84      $   10.50     $   12.08     $   10.62

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............         (0.01)(1)       (0.03)(1)      (0.03)(1)       0.02(1)       0.06          0.07
  Net realized and unrealized gain (loss) .          1.45            1.28           3.39           4.57         (1.09)         1.59
                                               ----------       ---------      ---------      ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS ......          1.44            1.25           3.36           4.59         (1.03)         1.66
                                               ----------       ---------      ---------      ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income ....            --              --             --             --         (0.06)        (0.07)
  Distributions from net realized gains ...         (0.53)          (0.97)         (1.46)         (0.25)        (0.49)        (0.13)
                                               ----------       ---------      ---------      ---------     ---------     ---------
    TOTAL DISTRIBUTIONS ...................         (0.53)          (0.97)         (1.46)         (0.25)        (0.55)        (0.20)
                                               ----------       ---------      ---------      ---------     ---------     ---------
CHANGE IN NET ASSET VALUE .................          0.91            0.28           1.90           4.34         (1.58)         1.46
                                               ----------       ---------      ---------      ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD ............    $    17.93       $   17.02      $   16.74      $   14.84     $   10.50     $   12.08
                                               ==========       =========      =========      =========     =========     =========
Total return ..............................          8.61%(3)        7.46%         22.67%         43.86%        (8.54)%       15.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...    $   77,600       $  72,422      $  67,785      $  48,756     $  32,968     $  17,232

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ..................          1.30%(2)        1.30%          1.30%          1.30%         1.29%         1.20%
  Gross operating expenses ................          1.39%(2)        1.40%          1.43%          1.52%         1.64%         2.33%
  Net investment income (loss) ............         (0.11)%(2)      (0.19)%        (0.22)%         0.14%         0.86%         1.12%
Portfolio turnover ........................            35%(3)          32%            44%            36%           40%           18%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Van-Kampen Comstock Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                   BEGINNING           ENDING        EXPENSES PAID
                                                 ACCOUNT VALUE      ACCOUNT VALUE       DURING
          VAN KAMPEN COMSTOCK SERIES           DECEMBER 31, 2005    JUNE 30, 2006       PERIOD*
   ----------------------------------------    -----------------    -------------    -------------
   Actual                                          $1,000.00          $1,079.70          $4.90

   Hypothetical (5% return before expenses)         1,000.00           1,020.03           4.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS INCLUDING CONTRACTUAL CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT REFER TO THE SERIES PROSPECTUS AND THE CONTRACT PROSPECTUS.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        27%
Health Care                                       18
Consumer Discretionary                            12
Consumer Staples                                  11
Telecommunication Staples                         11
Materials                                         10
Information Technology                             5
Other                                              6

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                  SHARES            VALUE
                                                              --------------    --------------
DOMESTIC COMMON STOCKS--86.3%

AIRLINES--0.5%
   Southwest Airlines Co. .................................           32,100    $      525,477
                                                                                --------------
ALUMINUM--2.7%
   Alcoa, Inc. ............................................           88,300         2,857,388
                                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.0%
   Bank of New York Co., Inc. (The) .......................           33,100         1,065,820
                                                                                --------------
BREWERS--0.6%
   Anheuser-Busch Cos., Inc. ..............................           13,100           597,229
                                                                                --------------
BROADCASTING & CABLE TV--4.9%
   CBS Corp. Class B ......................................            9,700           262,385
   Clear Channel Communications, Inc. .....................           74,700         2,311,965
   Comcast Corp. Class A(b) ...............................           57,400         1,879,276
   Liberty Media - Capital Series A(b) ....................            7,795           652,987
                                                                                --------------
                                                                                     5,106,613
                                                                                --------------
CATALOG RETAIL--0.6%
   Liberty Media Holding Corp.(b) .........................           38,975           672,709
                                                                                --------------
COMMUNICATIONS EQUIPMENT--0.6%
   Cisco Systems, Inc.(b) .................................           32,400           632,772
                                                                                --------------
COMPUTER HARDWARE--1.7%
   Dell, Inc.(b) ..........................................           40,200           981,282
   Hewlett-Packard Co. ....................................            9,700           307,296
   International Business Machines Corp. ..................            5,700           437,874
                                                                                --------------
                                                                                     1,726,452
                                                                                --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
   Affiliated Computer Services, Inc. Class A(b) ..........            6,000           309,660
   First Data Corp. .......................................           12,200           549,488
                                                                                --------------
                                                                                       859,148
                                                                                --------------
DEPARTMENT STORES--0.4%
   Federated Department Stores, Inc. ......................           12,600           461,160
                                                                                --------------
DIVERSIFIED BANKS--4.8%
   U.S. Bancorp ...........................................           13,000           401,440
   Wachovia Corp. .........................................           35,500         1,919,840
   Wells Fargo & Co. ......................................           39,400         2,642,952
                                                                                --------------
                                                                                     4,964,232
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
DIVERSIFIED CHEMICALS--2.2%
   Du Pont (E.I.) de Nemours & Co. ........................           54,500    $    2,267,200
                                                                                --------------
ELECTRIC UTILITIES--1.2%
   American Electric Power Co., Inc. ......................           20,100           688,425
   FirstEnergy Corp. ......................................            8,100           439,101
   FPL Group, Inc. ........................................            2,700           111,726
                                                                                --------------
                                                                                     1,239,252
                                                                                --------------
HEALTH CARE DISTRIBUTORS--0.8%
   Cardinal Health, Inc. ..................................           12,400           797,692
                                                                                --------------
HEALTH CARE EQUIPMENT--0.7%
   Boston Scientific Corp.(b) .............................           41,100           692,124
                                                                                --------------
HOUSEHOLD PRODUCTS--1.7%
   Kimberly-Clark Corp. ...................................           29,300         1,807,810
                                                                                --------------
HYPERMARKETS & SUPER CENTERS--2.2%
   Wal-Mart Stores, Inc. ..................................           48,100         2,316,977
                                                                                --------------
INDUSTRIAL CONGLOMERATES--0.5%
   General Electric Co. ...................................           16,600           547,136
                                                                                --------------
INTEGRATED TELECOMMUNICATION SERVICES--8.6%
   AT&T, Inc. .............................................          169,200         4,718,988
   Embarq Corp.(b) ........................................            4,870           199,621
   Verizon Communications, Inc. ...........................          119,400         3,998,706
                                                                                --------------
                                                                                     8,917,315
                                                                                --------------
INVESTMENT BANKING & BROKERAGE--0.9%
   Merrill Lynch & Co., Inc. ..............................           13,700           952,972
                                                                                --------------
LIFE & HEALTH INSURANCE--1.8%
   AFLAC, Inc. ............................................            8,900           412,515
   MetLife, Inc. ..........................................           12,400           635,004
   Torchmark Corp. ........................................           14,500           880,440
                                                                                --------------
                                                                                     1,927,959
                                                                                --------------
MOVIES & ENTERTAINMENT--5.2%
   News Corp. Class B .....................................           40,800           823,344
   Time Warner, Inc. ......................................          101,500         1,755,950
   Viacom, Inc. Class B(b) ................................           30,900         1,107,456
   Walt Disney Co. (The) ..................................           57,600         1,728,000
                                                                                --------------
                                                                                     5,414,750
                                                                                --------------

                        See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

                                                                  SHARES            VALUE
                                                              --------------    --------------
MULTI-LINE INSURANCE--1.1%
   American International Group, Inc. .....................           12,800    $      755,840
   Genworth Financial, Inc. Class A .......................           10,100           351,884
                                                                                --------------
                                                                                     1,107,724
                                                                                --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--7.9%
   Bank of America Corp. ..................................           75,400         3,626,740
   Citigroup, Inc. ........................................           74,700         3,603,528
   JPMorgan Chase & Co. ...................................           24,800         1,041,600
                                                                                --------------
                                                                                     8,271,868
                                                                                --------------
PACKAGED FOODS & MEATS--1.2%
   Kraft Foods, Inc. Class A ..............................           42,200         1,303,980
                                                                                --------------
PAPER PRODUCTS--3.9%
   International Paper Co. ................................          126,900         4,098,870
                                                                                --------------
PHARMACEUTICALS--9.3%
   Abbott Laboratories ....................................           25,000         1,090,250
   Bristol-Myers Squibb Co. ...............................          142,500         3,685,050
   Lilly (Eli) & Co. ......................................            3,800           210,026
   Pfizer, Inc. ...........................................           65,500         1,537,285
   Schering-Plough Corp. ..................................           86,100         1,638,483
   Wyeth ..................................................           34,300         1,523,263
                                                                                --------------
                                                                                     9,684,357
                                                                                --------------
PROPERTY & CASUALTY INSURANCE--3.6%
   Ambac Financial Group, Inc. ............................            4,700           381,170
   Berkshire Hathaway, Inc. Class A(b) ....................                7           641,613
   Chubb Corp. (The) ......................................           36,500         1,821,350
   St. Paul Travelers Cos., Inc. (The) ....................           19,900           887,142
                                                                                --------------
                                                                                     3,731,275
                                                                                --------------
PUBLISHING & PRINTING--0.4%
   Gannett Co., Inc. ......................................            7,500           419,475
                                                                                --------------
REGIONAL BANKS--1.9%
   PNC Financial Services Group, Inc. (The) ...............           21,500         1,508,655
   SunTrust Banks, Inc. ...................................            5,900           449,934
                                                                                --------------
                                                                                     1,958,589
                                                                                --------------
SEMICONDUCTOR EQUIPMENT--0.4%
   KLA-Tencor Corp. .......................................           10,200           424,014
                                                                                --------------
SEMICONDUCTORS--1.1%
   Intel Corp. ............................................           60,900         1,154,055
                                                                                --------------
SOFT DRINKS--1.7%
   Coca-Cola Co. (The) ....................................           40,700         1,750,914
                                                                                --------------
SPECIALTY CHEMICALS--0.7%
   Rohm and Haas Co. ......................................           15,100           756,812
                                                                                --------------
SYSTEMS SOFTWARE--0.6%
   McAfee, Inc.(b) ........................................           10,400           252,408
   Microsoft Corp. ........................................           14,400           335,520
                                                                                --------------
                                                                                       587,928
                                                                                --------------
THRIFTS & MORTGAGE FINANCE--4.1%
   Fannie Mae .............................................            8,400           404,040
   Freddie Mac ............................................           67,400         3,842,474
                                                                                --------------
                                                                                     4,246,514
                                                                                --------------

                                                                  SHARES            VALUE
                                                              --------------    --------------
TOBACCO--1.8%
   Altria Group, Inc. .....................................           25,000    $    1,835,750
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
   Sprint Nextel Corp. ....................................          113,400         2,266,866
                                                                                --------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $87,221,203) ............................................        89,949,178
                                                                                --------------
FOREIGN COMMON STOCKS(c) --10.0%

DIVERSIFIED BANKS--0.2%
   Barclays plc Sponsored ADR (United Kingdom) ............            3,600           164,808
                                                                                --------------
INTEGRATED OIL & GAS--0.9%
   Total SA Sponsored ADR (France) ........................           15,200           995,904
                                                                                --------------
IT CONSULTING & OTHER SERVICES--0.1%
   Accenture Ltd. Class A (United States) .................            3,900           110,448
                                                                                --------------
PACKAGED FOODS & MEATS--1.9%
   Cadbury Schweppes plc Sponsored ADR
     (United Kingdom) .....................................            1,200            46,584
   Unilever N.V. NY Registered Shares (Netherlands) .......           86,100         1,941,555
                                                                                --------------
                                                                                     1,988,139
                                                                                --------------
PHARMACEUTICALS--6.9%
   GlaxoSmithKline plc ADR (United Kingdom) ...............           77,200         4,307,760
   Roche Holding AG Sponsored ADR (Switzerland) ...........           20,000         1,653,000
   Sanofi-Aventis ADR (France) ............................           24,700         1,202,890
                                                                                --------------
                                                                                     7,163,650
                                                                                --------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $10,139,609) ...........................................        10,422,949
                                                                                --------------
TOTAL LONG TERM INVESTMENTS--96.3%
   (Identified Cost $97,360,812) ...........................................       100,372,127
                                                                                --------------

                                                                    PAR
                                                                   VALUE
                                                                   (000)
                                                              --------------
SHORT-TERM INVESTMENTS--3.1%

FEDERAL AGENCY SECURITIES(d)--3.1%
   FHLB 4.95%, 7/3/06 .....................................   $        3,200         3,199,120
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $3,199,120) ............................................         3,199,120
                                                                                --------------
TOTAL INVESTMENTS--99.4%
   (Identified cost $100,559,932) ..........................................       103,571,247(a)
   Other assets and liabilities, net--0.6% .................................           590,385
                                                                                --------------
NET ASSETS--100.0% .........................................................    $  104,161,632
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,580,566 and gross depreciation of $2,908,258 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $100,898,939.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $100,559,932) .........................         $  103,571,247
Cash ..................................................................................                 90,341
Receivables
   Investment securities sold .........................................................                543,351
   Dividends ..........................................................................                157,943
   Fund shares sold ...................................................................                104,046
   Tax reclaims .......................................................................                  4,747
Prepaid expenses ......................................................................                     67
                                                                                                --------------
     Total assets .....................................................................            104,471,742
                                                                                                --------------
LIABILITIES
Payables
   Investment securities purchased ....................................................                123,848
   Fund shares repurchased ............................................................                 57,487
   Investment advisory fee ............................................................                 57,312
   Printing fee .......................................................................                 32,967
   Professional fee ...................................................................                 17,920
   Financial agent fee ................................................................                  9,824
   Administration fee .................................................................                  5,522
   Trustees' fee ......................................................................                  2,993
   Other accrued expenses .............................................................                  2,237
                                                                                                --------------
     Total liabilities ................................................................                310,110
                                                                                                --------------
NET ASSETS ............................................................................         $  104,161,632
                                                                                                ==============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...................................         $   84,117,896
   Undistributed net investment income ................................................                184,300
   Accumulated net realized gain ......................................................             16,848,121
   Net unrealized appreciation ........................................................              3,011,315
                                                                                                --------------
NET ASSETS ............................................................................         $  104,161,632
                                                                                                ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ......              7,072,094
                                                                                                ==============
Net asset value and offering price per share ..........................................         $        14.73
                                                                                                ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME
  Dividends ...........................................................................         $    1,167,972
  Interest ............................................................................                 64,847
  Foreign taxes withheld ..............................................................                (18,605)
                                                                                                --------------
    Total investment income ...........................................................              1,214,214
                                                                                                --------------
EXPENSES
  Investment advisory fee .............................................................                370,705
  Financial agent fee .................................................................                 47,850
  Administration fee ..................................................................                 34,423
  Printing ............................................................................                 27,672
  Professional ........................................................................                 15,478
  Trustees ............................................................................                 11,355
  Custodian ...........................................................................                  8,281
  Miscellaneous .......................................................................                 17,089
                                                                                                --------------
    Total expenses ....................................................................                532,853
  Less expenses reimbursed by investment advisor ......................................                (29,183)
  Custodian fees paid indirectly ......................................................                   (570)
                                                                                                --------------
    Net expenses ......................................................................                503,100
                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ..........................................................                711,114
                                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .............................................             18,585,137
  Net change in unrealized appreciation (depreciation) on investments .................            (11,036,883)
                                                                                                --------------
NET GAIN (LOSS) ON INVESTMENTS ........................................................              7,548,254
                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         $    8,259,368
                                                                                                ==============

                        See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              JUNE 30, 2006      DECEMBER 31,
                                                                               (UNAUDITED)           2005
                                                                              --------------    --------------
FROM OPERATIONS
   Net investment income (loss) ............................................  $      711,114    $    1,489,497
   Net realized gain (loss) ................................................      18,585,137         9,812,099
   Net change in unrealized appreciation (depreciation) ....................     (11,036,883)       (5,589,078)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       8,259,368         5,712,518
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................        (703,208)       (1,333,306)
                                                                              --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............        (703,208)       (1,333,306)
                                                                              --------------    --------------

FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (160,413 and 88,888 shares, respectively) .       2,337,854         1,167,486
   Net asset value of shares issued from reinvestment of distributions
     (48,722 and 99,023 shares, respectively) ..............................         703,208         1,333,306
   Cost of shares repurchased (906,699 and 2,599,693 shares, respectively) .     (13,151,501)      (34,388,366)
                                                                              --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............     (10,110,439)      (31,887,574)
                                                                              --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (2,554,279)      (27,508,362)

NET ASSETS
   Beginning of period .....................................................     106,715,911       134,224,273
                                                                              --------------    --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $184,300 AND $176,394, RESPECTIVELY] ........................  $  104,161,632    $  106,715,911
                                                                              ==============    ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2006      -----------------------------------------------------------------
                                              (UNAUDITED)         2005           2004          2003         2002          2001
                                             -------------      ---------      ---------     ---------    ---------     ---------
Net asset value, beginning of period ......    $    13.73       $   13.18      $   11.77     $    9.59    $   12.41     $   15.34

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............          0.10(1)         0.16(1)        0.11(1)       0.09         0.10          0.11
  Net realized and unrealized gain (loss) .          1.00            0.55           1.41          2.19        (2.82)        (2.86)
                                               ----------       ---------      ---------     ---------    ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS ......          1.10            0.71           1.52          2.28        (2.72)        (2.75)
                                               ----------       ---------      ---------     ---------    ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income ....         (0.10)          (0.16)         (0.11)        (0.10)       (0.10)        (0.09)
  Distributions from net realized gains ...            --              --             --            --           --         (0.09)
                                               ----------       ---------      ---------     ---------    ---------     ---------
    TOTAL DISTRIBUTIONS ...................         (0.10)          (0.16)         (0.11)        (0.10)       (0.10)        (0.18)
                                               ----------       ---------      ---------     ---------    ---------     ---------
CHANGE IN NET ASSET VALUE .................          1.00            0.55           1.41          2.18        (2.82)        (2.93)
                                               ----------       ---------      ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD ............    $    14.73       $   13.73      $   13.18     $   11.77    $    9.59     $   12.41
                                               ==========       =========      =========     =========    =========     =========
Total return ..............................          7.97%(3)        5.43%         12.91%        23.87%      (21.93)%      (17.96)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...    $  104,162       $ 106,716      $ 134,224     $  92,805    $  71,684     $  84,159

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ..................          0.95%(2)        0.95%          0.95%         0.95%        0.93%         0.85%
  Gross operating expenses ................          1.01%(2)        0.99%          0.98%         1.02%        1.01%         1.00%
  Net investment income (loss) ............          1.34%(2)        1.25%          0.92%         0.88%        0.96%         1.11%
Portfolio turnover ........................            92%(3)          58%            91%          393%         210%          245%

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

NOTE 1--ORGANIZATION

      The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is organized with series, which are available only to the sub accounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C, and D.

      The Fund is comprised of 26 series (each a "series") each having a distinct investment objective as outlined below:

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                                          INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      Intermediate and long-term capital appreciation, with income as
("Capital Growth")                                                 a secondary consideration.
("f/k/a Phoenix-Engemann Capital Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      Capital appreciation.
("Mid-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                     Long-term capital appreciation.
("Strategic Theme")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              High total return consistent with reasonable risk.
("Aberdeen International")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                          Long-term growth of capital.
("AIM Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              Long-term capital growth.
("Alger Small-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                   High total return.
("Alliance/Bernstein Enhanced Index")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                Capital appreciation and income with approximately equal
("Duff & Phelps Real Estate Securities")                           emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                          Dividend growth, current income and capital appreciation.
("Engemann Growth and Income")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                           Long-term growth of capital.
("Engemann Small-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                       High total return over an extended period of time consistent
("Engemann Strategic Allocation")                                  with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                As high a level of current income as is consistent with the
("Goodwin Money Market")                                           preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   Long-term total return.
("Goodwin Multi-Sector Fixed Income")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                To provide high current income while attempting to limit changes
("Goodwin Multi-Sector Short Term Bond")                           in the series' net asset value per share caused by interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                              Long-term capital appreciation with dividend income as a
("Kayne Rising Dividends")                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                       Long-term capital appreciation, with dividend income as a
("Kayne Small-Cap Quality Value")                                  secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                  Long-term capital appreciation.
("Lazard International Equity Select")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                     Track the total return of the Dow Jones Industrial Average(SM)
("Northern Dow 30")                                                before series' expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                        Track the total return of the Nasdaq-100 Index(R) before series'
("Northern Nasdaq-100 Index(R)")                                   expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series : Aggressive Growth    Seek long-term capital growth.
("S&P Aggressive Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series : Growth               Seek long-term capital growth with current income as a secondary
("S&P Growth")                                                     consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series : Moderate Growth      Seek long-term capital growth and current income, with
("S&P Moderate Growth")                                            a greater emphasis on capital growth.
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                                          INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series : Moderate             Seek current income with capital growth as a secondary
("S&P Moderate")                                                   consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     Long-term capital appreciation with current income as a
("Sanford Bernstein Mid-Cap Value")                                secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   Long-term capital appreciation by investing primarily in
("Sanford Bernstein Small-Cap Value")                              small-capitalization stocks that appear to be undervalued, with current income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                 Long-term capital appreciation with current income as a
("Van Kampen Comstock")                                            secondary consideration.
("f/k/a Phoenix-Engemann Value Equity")
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2006, the total value of these securities represented the following approximate percentage of net assets:

        SERIES                                          PERCENTAGE OF NET ASSETS
        ------                                          ------------------------
        Goodwin Multi-Sector Short Term Bond .........            5.1%

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      Goodwin Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

B.    SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES

      Each series is treated as a separate taxable entity. It is the policy of each series in the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

      Certain series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Fund has not completed its evaluation of the impact that will result from adopting FIN 48.

D.    DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are recorded by each series on the ex-dividend date. For Goodwin Money Market, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES

      Expenses incurred by the Fund with respect to more than one series are allocated in proportion to the net assets of each series, except where allocation of direct expense to each series or an alternative allocation method can be more appropriately made. In addition to the net operating expenses that the Phoenix-S&P Asset Allocation series' bear directly, the contract owners, as investors in the series, indirectly bear the series' pro-rata expenses of the underlying funds in which each series invests.

F.    FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS

      Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each series as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At June 30, 2006, the series' had entered into forward currency contracts as follows:

                                                                                                                    NET UNREALIZED
                                                          CONTRACT TO      IN EXCHANGE    SETTLEMENT                 APPRECIATION
                                                            RECEIVE            FOR           DATE        VALUE      (DEPRECIATION)
                                                        ---------------   -------------   ----------  -----------   --------------
      Engemann Strategic Allocation ................    JPY  40,555,200    USD  371,623     8/14/06   $   356,770   $     (14,853)
                                                                                                                    =============

                                                                                                                    NET UNREALIZED
                                                          CONTRACT TO      IN EXCHANGE    SETTLEMENT                 APPRECIATION
                                                             SELL              FOR           DATE        VALUE      (DEPRECIATION)
                                                        ---------------   -------------   ----------  -----------   --------------
                                                        JPY  38,433,150    USD  350,000     8/10/06   $   337,917   $      12,083
                                                                                                                    =============

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                                                                    NET UNREALIZED
                                                          CONTRACT TO      IN EXCHANGE    SETTLEMENT                 APPRECIATION
                                                            RECEIVE            FOR           DATE        VALUE      (DEPRECIATION)
                                                        ---------------   -------------   ----------  -----------   --------------
      Goodwin Multi-Sector Fixed Income ............    JPY  67,753,200   USD   580,079     7/14/06   $   593,302   $      13,223
                                                        JPY 204,881,400   USD 1,766,219     7/24/06     1,796,970          30,751
                                                        JPY  69,868,200   USD   625,000      8/9/06       615,732         (10,268)
                                                        JPY  69,926,250   USD   623,823      8/9/06       614,221          (9,602)
                                                        JPY  69,523,200   USD   637,068     8/14/06       611,605         (25,463)
                                                        JPY 266,935,000   USD 2,500,000    11/16/06     2,379,705        (120,295)
                                                                                                                    -------------
                                                                                                                    $    (121,654)
                                                                                                                    =============

                                                                                                                    NET UNREALIZED
                                                          CONTRACT TO      IN EXCHANGE    SETTLEMENT                 APPRECIATION
                                                             SELL              FOR           DATE        VALUE      (DEPRECIATION)
                                                        ---------------   -------------   ----------  -----------   --------------
      Goodwin Multi-Sector Fixed Income ............    JPY  71,375,850   USD   650,000     8/10/06   $   627,561   $      22,439
                                                                                                                    =============

                                                                                                                    NET UNREALIZED
                                                          CONTRACT TO      IN EXCHANGE    SETTLEMENT                 APPRECIATION
                                                            RECEIVE            FOR           DATE        VALUE      (DEPRECIATION)
                                                        ---------------   -------------   ----------  -----------   --------------
      Goodwin Multi-Sector Short-Term Bond .........    JPY  13,550,640   USD   116,016     7/14/06   $   118,660   $       2,644
                                                        JPY  42,683,625   USD   367,962     7/24/06       374,369           6,407
                                                        JPY  14,555,875   USD   110,000      8/9/06       108,193          (1,807)
                                                        JPY  12,307,020   USD   129,963      8/9/06       127,963          (2,000)
                                                        JPY  14,484,000   USD   132,722     8/14/06       127,416          (5,306)
                                                                                                                    -------------
                                                                                                                    $         (62)
                                                                                                                    =============

                                                                                                                    NET UNREALIZED
                                                          CONTRACT TO      IN EXCHANGE    SETTLEMENT                 APPRECIATION
                                                             SELL              FOR           DATE        VALUE      (DEPRECIATION)
                                                        ---------------   -------------   ----------  -----------   --------------
      Goodwin Multi-Sector Short-Term Bond .........    JPY  10,980,900   USD   100,000     8/10/06   $    96,548   $       3,452
                                                                                                                    =============

      JPY  Japanese Yen     USD  United States Dollar

I.    FUTURES CONTRACTS

      A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

      At June 30, 2006, the series' had entered into futures contracts as follows:

                                                                              VALUE OF
                                                                   NUMBER     CONTRACTS    MARKET       UNREALIZED
                                                   EXPIRATION        OF         WHEN      VALUE OF     APPRECIATION
                                                      DATE        CONTRACTS    OPENED     CONTRACTS   (DEPRECIATION)
                                                  -------------   ---------   ---------   ---------   --------------
      Northern Dow 30
        Dow Jones Industrial Average Index .....  September '06       4       $ 435,059   $ 449,880     $   14,821

      Northern Nasdaq-100 Index(R)
        Nasdaq-100 Index .......................  September '06       2         663,322     668,430          5,108

J.    REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

K.    SECURITIES LENDING

      Certain series may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the series receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the series net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

L.    LOAN AGREEMENTS

      Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

      A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

M.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

N.    REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

O.    CREDIT LINKED NOTES

      Certain series may invest in credit-linked notes, which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

      The advisors to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisors, Inc. ("PVA"), Duff & Phelps Investment Management Co. ("DPIM"), and Engemann Asset Management ("EAM"). As compensation for their services to the Fund, the advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:

      SERIES                                        ADVISOR   $250 MILLION   $250 MILLION   $500 MILLION
      ------                                        -------   ------------   ------------   ------------
      Capital Growth .........................        PIC         0.70%          0.65%          0.60%
      Mid-Cap Growth .........................        PVA         0.80           0.80           0.80
      Strategic Theme ........................        PVA         0.75           0.70           0.65
      Aberdeen International .................        PIC         0.75           0.70           0.65
      AIM Growth .............................        PVA         0.75           0.75           0.75
      Alger Small-Cap Growth .................        PVA         0.85           0.85           0.85
      Alliance/Bernstein Enhanced Index ......        PVA         0.45           0.45           0.45
      Engemann Growth and Income .............        EAM         0.70           0.65           0.60
      Engemann Small-Cap Growth ..............        PIC         0.90           0.90           0.90
      Engemann Strategic Allocation ..........        PIC         0.60           0.55           0.50
      Goodwin Money Market ...................        PIC         0.40           0.35           0.30

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

      SERIES                                       ADVISOR   $250 MILLION   $250 MILLION   $500 MILLION
      ------                                       -------   ------------   ------------   ------------
      Goodwin Multi-Sector Fixed Income .....       PIC          0.50           0.45           0.40
      Goodwin Multi-Sector Short Term Bond ..       PIC          0.50           0.45           0.40
      Kayne Rising Dividends ................       PIC          0.70           0.70           0.70
      Kayne Small-Cap Quality Value .........       PIC          0.90           0.90           0.90
      Lazard International Equity Select ....       PVA          0.90           0.90           0.90
      Northern Dow 30 .......................       PVA          0.35           0.35           0.35
      Northern Nasdaq-100 Index(R) ..........       PVA          0.35           0.35           0.35
      S&P Aggressive Growth .................       PVA(1)       0.40           0.40           0.40
      S&P Growth ............................       PVA(1)       0.40           0.40           0.40
      S&P Moderate Growth ...................       PVA(1)       0.40           0.40           0.40
      S&P Moderate ..........................       PVA(1)       0.40           0.40           0.40
      Sanford Bernstein Mid-Cap Value .......       PVA          1.05           1.05           1.05
      Sanford Bernstein Small-Cap Value .....       PVA          1.05           1.05           1.05
      Van Kampen Comstock ...................       PVA(2)       0.70           0.65           0.60

      (1) For the period February 3, 2006 through April 30, 2006, PIC served as the advisor to the series.

      (2) For the period January 1, 2006 through April 30, 2006, EAM served as the advisor to the series.

                                                                    RATE FOR FIRST   RATE FOR NEXT   RATE FOR OVER
                                                                      $1 BILLION      $1 BILLION      $2 BILLION
                                                                    --------------   -------------   -------------
      Duff & Phelps Real Estate Securities ...........   DPIM           0.75%            0.70%           0.65

      Pursuant to a subadvisory agreement with the Fund, certain advisors delegate certain investment decisions and research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the respective advisor.

      SERIES                                  SUBADVISOR
      ------                                  ----------
      Capital Growth                          Harris Investment Management, Inc. ("Harris")
      Mid-Cap Growth                          Bennett Lawrence Management LLC ("Bennett Lawrence")
      Strategic Theme                         Bennett Lawrence Management LLC ("Bennett Lawrence")
      Aberdeen International                  Aberdeen Asset Management Inc. ("Aberdeen")
      AIM Growth                              A I M Capital Management, Inc. ("AIM")
      Alger Small-Cap Growth                  Fred Alger Management, Inc. ("Alger")
      Alliance/Bernstein Enhanced Index       AllianceBernstein, L.P. ("Alliance")
      Engemann Small-Cap Growth               Engemann Asset Management ("Engemann")
      Engemann Strategic Allocation           Engemann Asset Management ("Engemann")
      Kayne Rising Dividends                  Kayne Anderson Rudnick Investment Management, LLC ("Kayne")
      Kayne Small-Cap Quality Value           Kayne Anderson Rudnick Investment Management, LLC ("Kayne")
      Lazard International Equity Select      Lazard Asset Management LLC ("Lazard")
      Northern Dow 30                         Northern Trust Investments, N.A. ("Northern")
      Nasdaq-100 Index(R)                     Northern Trust Investments, N.A. ("Northern")
      S&P Aggressive Growth                   Standard & Poor's Investment Advisory Services LLC ("SPIAS")
      S&P Growth                              Standard & Poor's Investment Advisory Services LLC ("SPIAS")
      S&P Moderate Growth                     Standard & Poor's Investment Advisory Services LLC ("SPIAS")
      S&P Moderate                            Standard & Poor's Investment Advisory Services LLC ("SPIAS")
      Sanford Bernstein Mid-Cap Value         AllianceBernstein, L.P. ("Alliance")
      Sanford Bernstein Small-Cap Value       AllianceBernstein, L.P. ("Alliance")
      Van Kampen Comstock                     Morgan Stanley Investment Management Inc. dba Van Kampen ("Van Kampen")

      PIC and PVA employ subadvisors to furnish portfolio management services to the series, subject to Investment Subadvisory Agreements, the terms of which are described below.

      PIC is an indirect wholly-owned subsidiary or Phoenix Investment Partners, Ltd.("PXP"). DPIM is a direct subsidiary of PXP. Engemann is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of PXP. Kayne is wholly-owned by PXP. PXP in turn is an indirect-wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").

      Effective June 23, 2006, pursuant to a subadvisory agreement between PIC and Harris with respect to Capital Growth, Harris is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services to this series. For the services provided, PIC pays a monthly fee to Harris based on an annual percentage of 0.30% of the average daily net assets.

      For the period of January 1, 2006 to June 25, 2006, pursuant to the subadvisory agreement between PIC and Engemann with respect to Capital Growth, Engemann was the subadvisor and furnished portfolio management services, including effecting the purchase and sales of securities and providing related advisory services to this series. For the services provided, PIC paid a monthly fee to Engemann based on an annual percentage of the average daily net assets of the series as follows:

                                                  RATE FOR FIRST   EXCESS OF
      SERIES                                        $3 BILLION     $3 BILLION
      ------                                      --------------   ----------
      Capital Growth ..........................       0.10%           0.30%

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

      Pursuant to a subadvisory agreement between PVA and Bennett Lawrence, Bennett Lawrence is the subadvisor and furnishes portfolio management services to Mid-Cap Growth and Strategic Theme. For the services provided, PVA pays a monthly fee to Bennett Lawrence based on an annual percentage of the average daily net assets of the series as follows:

                                                     FIRST           NEXT          EXCESS
      SERIES                                      $250 MILLION   $250 MILLION   $500 MILLION
      ------                                      ------------   ------------   ------------
      Mid-Cap Growth ..........................      0.400%         0.400%         0.400%
      Strategic Theme .........................      0.375          0.350          0.325

      PIC has engaged Aberdeen as a subadvisor to Aberdeen International. Aberdeen provides the day-to-day portfolio management for this series. For implementing certain portfolio transactions and providing other services to this series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of the series as follows:

                                                     FIRST           NEXT          EXCESS
      SERIES                                      $250 MILLION   $250 MILLION   $500 MILLION
      ------                                      ------------   ------------   ------------
      Aberdeen International ..................      0.375%         0.350%         0.325%

      Pursuant to a subadvisory agreement between PVA and AIM, AIM is the subadvisor and furnishes portfolio management services to AIM Growth. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of the average daily net assets of the series as follows:

                                                    RATE FOR       RATE FOR       RATE FOR       RATE FOR
                                                     FIRST           NEXT           NEXT           OVER
      SERIES                                      $500 MILLION   $400 MILLION   $600 MILLION   $1.5 BILLION
      ------                                      ------------   ------------   ------------   ------------
      AIM Growth ..............................      0.400%         0.375%         0.350%         0.250%

      Pursuant to a subadvisory agreement between PVA and Alger, Alger is the subadvisor and furnishes portfolio management services to Alger Small-Cap Growth. For the services provided, PVA pays a monthly fee to Alger based on an annual percentage of 0.45% of the average daily net assets of the series.

      Pursuant to a subadvisory agreement between PVA and Alliance, Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Enhanced Index. Alliance will manage the portion of the series' assets invested in value stocks through its Bernstein Value Unit ("Bernstein"). PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of the series as follows:

                                                    RATE FOR       RATE FOR       RATE FOR
                                                     FIRST           NEXT           OVER
      SERIES                                      $50 MILLION    $150 MILLION   $200 MILLION
      ------                                      ------------   ------------   ------------
      Alliance/Bernstein Enhanced Index .......      0.225%         0.180%         0.135%

      Pursuant to subadvisory agreements between PIC and Engemann with respect to Engemann Small-Cap Growth and the equity portion of Engemann Strategic Allocation, Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services to these series. For the services provided, PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of the series as follows: For Engemann Small-Cap Growth, PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of 0.45%. For the equity portion of Engemann Strategic Allocation, PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of 0.20%.

      Pursuant to a subadvisory agreement between PIC and Kayne, Kayne is the subadvisor and furnishes portfolio management services to Kayne Rising Dividends and Kayne Small-Cap Quality Value. For the services provided, PIC pays a monthly fee to Kayne for based on an annual percentage of the combined average daily net assets of both of the series as follows:

                                                    RATE FOR       RATE IN
                                                     UP TO        EXCESS OF
      SERIES                                      $800 MILLION   $800 MILLION
      ------                                      ------------   ------------
      Kayne Rising Dividends ..................      0.30%          0.25%

                                                    RATE FOR       RATE IN
                                                     UP TO        EXCESS OF
      SERIES                                      $200 MILLION   $200 MILLION
      ------                                      ------------   ------------
      Kayne Small-Cap Quality Value ...........      0.50%          0.45%

      Pursuant to a subadvisory agreement between PVA and Lazard, Lazard is the subadvisor and furnishes portfolio management services to Lazard International Equity Select. For the services provided, PVA pays a monthly fee to Lazard for based on an annual percentage of the average daily net assets of the series as follows:

                                                    RATE FOR       RATE IN
                                                     UP TO        EXCESS OF
      SERIES                                      $500 MILLION   $500 MILLION
      ------                                      ------------   ------------
      Lazard International Equity Select ......      0.45%          0.40%

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

      Pursuant to a subadvisory agreement between PVA and Northern, Northern is the subadvisor and provides portfolio management services to Northern Dow 30 and Northern Nasdaq-100 Index(R). For the services provided, PVA pays a monthly fee to Northern based on an annual percentage of 0.10% of the combined average daily net assets of each of both of the series, with a minimum annual fee for each series of $100,000.

      Pursuant to a subadvisory agreement between PIC and SPIAS, SPIAS serves as the subadvisor to the Phoenix-S&P Asset Allocation series'. For the services provided, PIC pays a monthly fee to SPIAS based on an annual percentage of 0.12% of the combined average daily net assets of all of the series.

      Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through Bernstein, is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of the series as follows:

                                     RATE FOR       RATE FOR
                                      FIRST           OVER
      SERIES                       $25 MILLION    $25 MILLION
      ------                       ------------   ------------
      Sanford Bernstein
          Mid-Cap Value .........      0.80%          0.60%

                                     RATE FOR       RATE FOR       RATE FOR
                                      FIRST           NEXT           OVER
                                   $10 MILLION    $10 MILLION    $20 MILLION
                                   ------------   ------------   ------------
      Sanford Bernstein
          Small-Cap Value .......     0.9000%        0.7875%         0.6750%

      (1) These series subadvised by the Bernstein Equities Unit receives a 10% reduction in subadvisory fees for all or a portion of these series' assets when certain assets of the series exceed $10 million. As a result of this 10% reduction in fees, the current rate for calculating subadvisory fees for the Sanford Bernstein Small-Cap Value Series is 0.80% of the average daily net assets.

      Effective May 1, 2006, pursuant to a subadvisory agreement between PVA and Van Kampen, Van Kampen is the subadvisor and furnishes portfolio management services to Van Kampen Comstock. For the services provided, PVA pays a monthly fee to Van Kampen based on an annual percentage of 0.35% of the average daily net assets of the series.

      The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management and distribution fees, interest, taxes, brokerage fees and commissions) for all series. For the period ended June 30, 2006, the portion in excess of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

      The advisors will not seek to recapture any prior year's waived investment advisory fees.

                                                               MAXIMUM OPERATING
      SERIES                                                        EXPENSE
      ------                                                   -----------------
      Capital Growth .......................................         0.25%
      Mid-Cap Growth .......................................         0.35
      Strategic Theme ......................................         0.35
      Aberdeen International ...............................         0.40
      AIM Growth ...........................................         0.25
      Alger Small-Cap Growth ...............................         0.15
      Alliance/Bernstein Enhanced Index ....................         0.20
      Duff & Phelps Real Estate Securities .................         0.35
      Engemann Growth and Income ...........................         0.25
      Engemann Small-Cap Growth ............................         0.35
      Engemann Strategic Allocation ........................         0.25
      Goodwin Money Market .................................         0.25
      Goodwin Multi-Sector Fixed Income ....................         0.25
      Goodwin Multi-Sector Short Term Bond .................         0.20
      Kayne Rising Dividends ...............................         0.15
      Kayne Small-Cap Quality Value ........................         0.15
      Lazard International Equity Select ...................         0.15
      Northern Dow 30 ......................................         0.25
      Northern Nasdaq-100 Index(R) .........................         0.25
      S&P Aggressive Growth ................................         0.05(1)
      S&P Growth ...........................................         0.05(1)
      S&P Moderate Growth ..................................         0.05(1)
      S&P Moderate .........................................         0.05(1)
      Sanford Bernstein Mid-Cap Value ......................         0.25
      Sanford Bernstein Small-Cap Value ....................         0.25
      Van Kampen Comstock ..................................         0.25

      (1) The Advisor has contractually agreed to reimburse certain operating expenses for the series until April 30, 2007.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

      As financial agent to the Fund and to each series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PNX, receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting, tax services and and related services provided by PFPC Inc. For the six-month period (the "period") ended June 30, 2006, the Fund paid PEPCO financial agent fees totaling $1,149,475.

      Pursuant to an Administration Agreement, Phoenix Life Insurance Company ("PLIC"), a wholly-owned subsidiary of PNX, receives a service fee at the annual rate of 0.065% of the average daily net assets of each series for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2006, the Fund paid PLIC $839,060.

      Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX serves as the distributor to the Phoenix-S&P Series' shares. For its services each Phoenix-S&P Series pays PEPCO distribution and/or service fees at an annual rate of 0.25% average daily net assets of each respective Phoenix-S&P Series.

      At June 30, 2006, PLIC and its affiliates held shares in the Fund which aggregate the following:

                                                                     AGGREGATE
                                                                     NET ASSET
                                                         SHARES        VALUE
                                                         -------   -------------
      Alger Small-Cap Growth .................           167,126   $   2,872,463
      Kayne Rising Dividends .................            50,434         571,474
      Kayne Small-Cap Quality Value ..........            52,246         860,430
      S&P Aggressive Growth ..................            20,000         202,212
      S&P Growth .............................            20,000         199,970
      S&P Moderate Growth ....................            20,000         199,770
      S&P Moderate ...........................            20,000         198,021

NOTE 4--PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, futures contracts, and forward currency contracts) during the period ended June 30, 2006, were as follows:

                                                     PURCHASES         SALES
                                                   -------------   -------------
      Capital Growth .........................     $ 560,202,778   $ 605,381,606
      Mid-Cap Growth .........................        17,956,224      20,608,516
      Strategic Theme ........................        21,551,463      22,461,891
      Aberdeen International .................        26,369,496      33,309,290
      AIM Growth .............................        45,440,702      52,388,378
      Alger Small-Cap Growth .................        13,268,826      12,034,710
      Alliance/Bernstein Enhanced Index ......        11,139,045      19,436,578
      Duff & Phelps Real Estate Securities ...        19,268,449      19,009,206
      Engemann Growth and Income .............        19,559,846      24,238,483
      Engemann Small-Cap Growth ..............        27,174,119      54,834,497
      Engemann Strategic Allocation ..........       192,964,160     219,755,080
      Goodwin Money Market ...................         9,499,631              --
      Goodwin Multi-Sector Fixed Income ......        87,318,245      88,540,933
      Goodwin Multi-Sector Short Term Bond ...        15,369,012      17,231,412
      Kayne Rising Dividends .................         3,071,687       5,499,251
      Kayne Small-Cap Quality Value ..........         4,470,835       3,589,040
      Lazard International Equity Select .....        41,237,435      20,159,894
      Northern Dow 30 ........................         2,341,550       4,902,123
      Northern Nasdaq-100 Index(R) ...........           993,333       2,333,814
      S&P Aggressive Growth ..................         5,515,263         383,716
      S&P Growth .............................         7,484,452       1,569,234
      S&P Moderate Growth ....................         4,115,874         659,543
      S&P Moderate ...........................         1,499,737         183,049
      Sanford Bernstein Mid-Cap Value ........        40,947,106      36,610,243
      Sanford Bernstein Small-Cap Value ......        25,710,020      25,758,183
      Van Kampen Comstock ....................        95,321,860     105,478,276

      Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2006, were as follows:

                                                     PURCHASES         SALES
                                                   -------------   -------------
      Engemann Strategic Allocation ..........     $  25,057,080   $  31,847,847
      Goodwin Multi-Sector Fixed Income ......        35,323,438      24,394,228
      Goodwin Multi-Sector Short Term Bond ...         5,249,692       5,080,591

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

NOTE 5--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

      Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

      At June 30, 2006, the series held securities in specific sectors or countries as detailed below:

      SERIES                                     SECTOR/COUNTRY         PERCENTAGE OF TOTAL NET ASSETS
      ------                                 ----------------------     ------------------------------
      Capital Growth                         Information Technology                   29%
      Aberdeen International                 Japan                                    27
      AIM Growth                             Information Technology                   26
      Alger Small-Cap Growth                 Information Technology                   25
      Engemann Small-Cap Growth              Information Technology                   34
      Kayne Small-Cap Quality Value          Financials                               25
      Lazard International Equity Select     United Kingdom                           31
      Northern Dow 30                        Industrials                              26
      Northern Nasdaq-100 Index(R)           Information Technology                   59
      Sanford Bernstein Mid-Cap Value        Financials                               25
      Sanford Bernstein Small-Cap Value      Financials                               25
      Van Kampen Comstock                    Financials                               27

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisors and/or subadvisors to accurately predict risk.

NOTE 6--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2006, the series' held the following restricted securities:

                                                         Acquisition   Acquisition    Market      % of Net Assets
                                                            Date          Cost         Value      at June 30, 2006
                                                         -----------   -----------   ----------   ----------------
      Alger Small-Cap Growth
        Autobytel, Inc. ..............................      6/20/03    $    20,288   $   13,362           0%

      Alliance/Bernstein Enhanced Index
        Seagate Technology Tax Refund Rights .........     11/22/00              0            0           0

      Engemann Strategic Allocation
        ITW Cupids Financial Trust I 144A
        6.55%, 12/31/11 ..............................      4/18/02      1,996,980    2,048,948         0.6

      Goodwin Multi-Sector Fixed Income
        Candscent Technologies Corp. Cv 144A
        8%, 5/1/03 ...................................       3/6/00         40,000            0           0

      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7--INDEMNIFICATIONS

      Under the series' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the series. In addition, the series' enter into contracts that contain a variety of indemnifications. The series' maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

NOTE 8--REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

NOTE 9--FEDERAL INCOME TAX INFORMATION

      The following series have capital loss carryovers which may be used to offset future capital gains.

                                                                          EXPIRATION YEAR
                                                 -------------------------------------------------------------------
                                                   2007        2008           2009           2010           2011
                                                 --------   ----------   -------------   ------------   ------------
      Capital Growth .........................   $     --   $       --   $ 228,664,499   $ 73,263,809   $  5,973,373
      Mid-Cap Growth .........................         --           --      12,410,052     16,035,347             --
      Strategic Theme ........................         --           --      60,527,050     27,319,632             --
      Aberdeen International .................         --           --              --     16,420,535     19,740,631
      AIM Growth .............................         --    2,465,283      18,423,160     18,330,727     11,077,954
      Alliance/Bernstein Enhanced Index ......         --           --         934,668     15,534,573      7,836,272
      Engemann Growth and Income .............         --           --              --      5,372,020      5,418,582
      Engemann Small-Cap Growth ..............         --           --              --      2,591,910        744,060
      Goodwin Multi-Sector Fixed Income . ....    977,601    6,659,630       4,980,791      7,850,329             --
      Goodwin Multi-Sector Short Term Bond ...         --           --              --             --         18,992
      Northern Dow 30 ........................         --           --              --             --             --
      Northern Nasdaq-100 Index(R) ...........         --       35,822         775,525        542,317        931,918
      Van Kampen Comstock ....................         --           --              --      1,302,412             --

                                                            EXPIRATION YEAR
                                                 -------------------------------------
                                                   2012        2013          TOTAL
                                                 --------   ----------   -------------
      Capital Growth .........................   $     --   $       --   $ 307,901,681
      Mid-Cap Growth .........................         --           --      28,445,399
      Strategic Theme ........................         --           --      87,846,682
      Aberdeen International .................         --           --      36,161,166
      AIM Growth .............................         --    2,820,243      53,117,367
      Alliance/Bernstein Enhanced Index ......         --           --      24,305,513
      Engemann Growth and Income .............         --           --      10,790,602
      Engemann Small-Cap Growth ..............         --           --       3,335,970
      Goodwin Multi-Sector Fixed Income . ....         --           --      20,468,351
      Goodwin Multi-Sector Short Term Bond ...    171,793      158,707         349,492
      Northern Dow 30 ........................    408,663      279,972         686,635
      Northern Nasdaq-100 Index(R) ...........    348,546      294,654       2,928,782
      Van Kampen Comstock ....................         --           --       1,302,412

      Included in the Aberdeen International amounts are $199,054 and $141,303, respectively, which were acquired in connection with the mergers of the Aberdeen New Asia Series on February 7, 2003 and Sanford Bernstein Global Value Series on September 24, 2004.

      Included in the Capital Growth's amounts are $6,011,292, which were acquired in connection with the merger of the Engemann Nifty Fifty Series on April 5, 2002.

      Included in the AIM Growth amounts (formerly Janus Growth Series) are $1,612,557; $3,406,333; and $974,489, respectively, which were acquired in connection with the mergers of the Janus Core Equity Series on March 22, 2002; Van Kampen Focus Equity Series on February 14, 2003; and MFS Investors Growth Stock Series on February 14, 2003.

      A series may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

NOTE 10--MANAGER OF MANAGERS

      The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. The Fund and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

      Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Fund may be offered to separate accounts of other insurance companies in the future.

      The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees currently do not foresee any such differences or disadvantages at this time. However, the Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2006
                                   (UNAUDITED)

NOTE 12--MERGERS AND INVESTMENT MANAGEMENT CHANGES

      The Board approved the following mergers (subject to shareholder approval) and advisor and subadvisors for several series during the first six months of 2006. The mergers are as follows: Phoenix-AIM Growth Series into Phoenix Capital Growth Series (previously known as Phoenix-Engemann Capital Growth Series); Phoenix-Kayne Rising Dividends Series into Phoenix-Engemann Growth and Income Series; Phoenix-Lazard International Equity Select Series into Phoenix-Aberdeen International Series; Phoenix Strategic Theme Series into Phoenix Mid-Cap Growth Series; Phoenix-Northern Dow 30 Series and Phoenix-Northern NASDAQ-100 Index(R) Series into Phoenix-Alliance/Bernstein Enhanced Index Series (which will change its name to Phoenix-Van Kampen Equity 500 Index Series); and Phoenix-Kayne Small-Cap Quality Value Series and Phoenix-Engemann Small-Cap Growth Series into Phoenix-Alger Small Cap Growth Series. The new advisors and subadvisors are as follows: PVA replaced PIC as the advisor to the Phoenix-S&P Dynamic Asset Allocation Series with Standard & Poor's Investment Advisory Services LLC as the subadvisor; Van Kampen will be replacing AllianceBernstein, L.P. (previously Alliance Capital Management, L.P.) after June 30, 2006 as the advisor to Phoenix-Alliance/Bernstein Enhanced Index Series, with a name change to Phoenix-Van Kampen Equity 500 Index Series; PVA replaced Engemann as advisor and appointed Van Kampen as subadvisor on behalf of Phoenix-Van Kampen Comstock Series (previously known as Phoenix-Engemann Value Equity Series); and Harris Investment Management, Inc. will be replacing Engemann as the new subadvisor of the current Phoenix Capital Growth Series (previously known as Phoenix-Engemann Capital Growth Series).

NOTE 13--EXEMPTIVE ORDER

      On June 5, 2006, the SEC issued an order under Section 12(d)(1)(J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Phoenix - S&P Series to invest in other affiliated and unaffiliated funds, including exchange traded funds. Before the order was granted, the Series could invest in affiliated funds only or exchange traded funds only, but not in unaffiliated funds or a combination of affiliated funds, exchange traded funds, and unaffiliated funds.

NOTE 14--OTHER

      In 2001, an affiliate of the Fund entered into an agreement with a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm, to provide our life and annuity products and related services to State Farm's affluent and high-net-worth customers, through qualified State Farm agents. For 2005, State Farm ranked first among our distributors in the sale of both life insurance and annuity products.

                          THE PHOENIX EDGE SERIES FUND

    BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY AGREEMENT FOR
                  PHOENIX CAPITAL GROWTH SERIES (THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment subadvisory agreement. At a meeting held on May 15-16, 2006, the Board, including a majority of the independent Trustees, approved the investment subadvisory agreement (the "Subadvisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and Harris Investment Management, Inc. (the "Subadvisor"). Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Series.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Trustees had met also on one prior occasion with senior officers of the Subadviser to discuss the change of advisors and to consider the qualifications of the Subadvisor. In approving the agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are to be provided by the Subadvisor to the Series and its shareholders were reasonable. In addition, as noted above, the Board met with senior officers of the Subadvisor and others to consider the proposed engagement of Subadvisor to manage the Series. In addition, they received from Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to Subadvisor by PIC, the methodology used by Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record.

      INVESTMENT PERFORMANCE. The Board considered the prior investment performance of the Subadvisor with respect to large capitalization growth stock portfolios.

      PROFITABILITY. The Board considered the profitability information for the Subadvisor noting that the subadvisory fee is paid by PIC and not by the Series.

      SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES (TO BE
       KNOWN AS PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)(THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment subadvisory agreement. At a meeting held on May 15-16, 2006, the Board, including a majority of the independent Trustees, approved the investment subadvisory agreement (the "Subadvisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and Morgan Stanley Investment Management, Inc., d/b/a Van Kampen ("Van Kampen") (the "Subadvisor"). Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The Board also approved the change of the name of the Series to Phoenix-Van Kampen Equity 500 Index Series and to change the investment strategy.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are to be provided by the Subadvisor to the Series and its shareholders were reasonable. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board considered the performance history of the Subadvisor in advising similar funds.

      PROFITABILITY. The Board considered the profitability information for the Subadvisor noting that the subadvisory fee is paid by PVA and not by the Series.

      SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                        AGGRESSIVE GROWTH (THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment advisory and subadvisory agreements. At a meeting held on March 21-22, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Standard & Poor's Investment Advisory Services LLC ("SPIAS") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      Previously, the Board, including a majority of the independent Trustees, at its December 5, 2005 Special Meeting approved an investment advisory agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and an investment subadvisory agreement between PIC and SPIAS on behalf of the Phoenix-S&P Dynamic Asset Allocation Series (the "S&P Dynamic Assets Series"). The four new Series were launched effective February 6, 2006. At the March 21-22, 2006 Board meeting, management recommended and the Board approved the replacement of PIC with PVA in the Advisory Agreement and Subadvisory Agreement. Effective May 1, 2006, PIC was replaced by PVA. The advisory and subadvisory fees remained the same. The nature, quality and extent of the services to be provided by PVA are the same as provided by PIC.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon similar services provided to other series of the Fund such as quarterly reports provided by PVA and its affiliates comparing the performance of the Series with a peer group and benchmark, reports provided by PVA and its affiliates showing that the investment policies and restrictions from the Series were followed and reports provided by PVA and its affiliates covering matters such as the compliance of investment personnel and other access persons with the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA would be responsible for the general oversight of the investment programs of the Series and the monitoring of the Series' Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures just as PVA has been doing for other Series of the Fund. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 7 years, its current experience in acting as an investment adviser to 15 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the Investment Company Act of 1940. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE AND PROFITABILITY. The Board did not consider the investment performance of the Series or the profits realized by PVA and its affiliates because PVA would be beginning its role as investment adviser on May 1, 2006.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the expenses of the Series. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of asset allocation programs. The Board noted that the total expenses of the Series would be at or below the average total expenses for comparable asset allocation programs and that the management fee would be at or below the median for the comparable asset allocation programs.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                  AGGRESSIVE GROWTH (THE "SERIES") (CONTINUED)
                                   (UNAUDITED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio manager with respect to asset allocation programs.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is paid by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      INVESTMENT PERFORMANCE. The Board considered the performance history of the subadvisor in advising asset allocation programs.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                              GROWTH (THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment advisory and subadvisory agreements. At a meeting held on March 21-22, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Standard & Poor's Investment Advisory Services LLC ("SPIAS") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      Previously, the Board, including a majority of the independent Trustees, at its December 5, 2005 Special Meeting approved an investment advisory agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and an investment subadvisory agreement between PIC and SPIAS on behalf of the Phoenix-S&P Dynamic Asset Allocation Series (the "S&P Dynamic Assets Series"). The four new Series were launched effective February 6, 2006. At the March 21-22, 2006 Board meeting, management recommended and the Board approved the replacement of PIC with PVA in the Advisory Agreement and Subadvisory Agreement. Effective May 1, 2006, PIC was replaced by PVA. The advisory and subadvisory fees remained the same. The nature, quality and extent of the services to be provided by PVA are the same as provided by PIC.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon similar services provided to other series of the Fund such as quarterly reports provided by PVA and its affiliates comparing the performance of the Series with a peer group and benchmark, reports provided by PVA and its affiliates showing that the investment policies and restrictions from the Series were followed and reports provided by PVA and its affiliates covering matters such as the compliance of investment personnel and other access persons with the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA would be responsible for the general oversight of the investment programs of the Series and the monitoring of the Series' Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures just as PVA has been doing for other Series of the Fund. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 7 years, its current experience in acting as an investment adviser to 15 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the Investment Company Act of 1940. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE AND PROFITABILITY. The Board did not consider the investment performance of the Series or the profits realized by PVA and its affiliates because PVA would be beginning its role as investment adviser on May 1, 2006.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the expenses of the Series. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of asset allocation programs. The Board noted that the total expenses of the Series would be at or below the average total expenses for comparable asset allocation programs and that the management fee would be at or below the median for the comparable asset allocation programs.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                        GROWTH (THE "SERIES") (CONTINUED)
                                   (UNAUDITED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio manager with respect to asset allocation programs.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is paid by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      INVESTMENT PERFORMANCE. The Board considered the performance history of the subadvisor in advising asset allocation programs.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                         MODERATE GROWTH (THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment advisory and subadvisory agreements. At a meeting held on March 21-22, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Standard & Poor's Investment Advisory Services LLC ("SPIAS") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      Previously, the Board, including a majority of the independent Trustees, at its December 5, 2005 Special Meeting approved an investment advisory agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and an investment subadvisory agreement between PIC and SPIAS on behalf of the Phoenix-S&P Dynamic Asset Allocation Series (the "S&P Dynamic Assets Series"). The four new Series were launched effective February 6, 2006. At the March 21-22, 2006 Board meeting, management recommended and the Board approved the replacement of PIC with PVA in the Advisory Agreement and Subadvisory Agreement. Effective May 1, 2006, PIC was replaced by PVA. The advisory and subadvisory fees remained the same. The nature, quality and extent of the services to be provided by PVA are the same as provided by PIC.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon similar services provided to other series of the Fund such as quarterly reports provided by PVA and its affiliates comparing the performance of the Series with a peer group and benchmark, reports provided by PVA and its affiliates showing that the investment policies and restrictions from the Series were followed and reports provided by PVA and its affiliates covering matters such as the compliance of investment personnel and other access persons with the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA would be responsible for the general oversight of the investment programs of the Series and the monitoring of the Series' Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures just as PVA has been doing for other Series of the Fund. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 7 years, its current experience in acting as an investment adviser to 15 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the Investment Company Act of 1940. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE AND PROFITABILITY. The Board did not consider the investment performance of the Series or the profits realized by PVA and its affiliates because PVA would be beginning its role as investment adviser on May 1, 2006.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the expenses of the Series. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of asset allocation programs. The Board noted that the total expenses of the Series would be at or below the average total expenses for comparable asset allocation programs and that the management fee would be at or below the median for the comparable asset allocation programs.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                   MODERATE GROWTH (THE "SERIES") (CONTINUED)
                                   (UNAUDITED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio manager with respect to asset allocation programs.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is paid by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      INVESTMENT PERFORMANCE. The Board considered the performance history of the subadvisor in advising asset allocation programs.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                             MODERATE (THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment advisory and subadvisory agreements. At a meeting held on March 21-22, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Standard & Poor's Investment Advisory Services LLC ("SPIAS") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      Previously, the Board, including a majority of the independent Trustees, at its December 5, 2005 Special Meeting approved an investment advisory agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and an investment subadvisory agreement between PIC and SPIAS on behalf of the Phoenix-S&P Dynamic Asset Allocation Series (the "S&P Dynamic Assets Series"). The four new Series were launched effective February 6, 2006. At the March 21-22, 2006 Board meeting, management recommended and the Board approved the replacement of PIC with PVA in the Advisory Agreement and Subadvisory Agreement. Effective May 1, 2006, PIC was replaced by PVA. The advisory and subadvisory fees remained the same. The nature, quality and extent of the services to be provided by PVA are the same as provided by PIC.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon similar services provided to other series of the Fund such as quarterly reports provided by PVA and its affiliates comparing the performance of the Series with a peer group and benchmark, reports provided by PVA and its affiliates showing that the investment policies and restrictions from the Series were followed and reports provided by PVA and its affiliates covering matters such as the compliance of investment personnel and other access persons with the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA would be responsible for the general oversight of the investment programs of the Series and the monitoring of the Series' Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures just as PVA has been doing for other Series of the Fund. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 7 years, its current experience in acting as an investment adviser to 15 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the Investment Company Act of 1940. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE AND PROFITABILITY. The Board did not consider the investment performance of the Series or the profits realized by PVA and its affiliates because PVA would be beginning its role as investment adviser on May 1, 2006.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the expenses of the Series. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of asset allocation programs. The Board noted that the total expenses of the Series would be at or below the average total expenses for comparable asset allocation programs and that the management fee would be at or below the median for the comparable asset allocation programs.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
              AGREEMENTS FOR PHOENIX-S&P DYNAMIC ALLOCATION SERIES:
                       MODERATE (THE "SERIES") (CONTINUED)
                                   (UNAUDITED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio manager with respect to asset allocation programs.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is paid by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      INVESTMENT PERFORMANCE. The Board considered the performance history of the subadvisor in advising asset allocation programs.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND

      BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT AND
          SUBADVISORY AGREEMENTS FOR PHOENIX-VAN KAMPEN COMSTOCK SERIES
           (PREVIOUSLY KNOWN AS PHOENIX-ENGEMANN VALUE EQUITY SERIES)
                                 (THE "SERIES")
                                   (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Series' investment advisory agreement and subadvisory agreements. At a meeting held on March 21-22, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and Morgan Stanley Investment Management, Inc. d/b/a Van Kampen ("Van Kampen") (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreements were in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon similar services provided to other Series of the Fund such as quarterly reports provided by PVA and its affiliates comparing the performance of the Series with a peer group and benchmark, reports provided by PVA and its affiliates showing that the investment policies and restrictions for the Series were followed and reports provided by PVA and its affiliates covering matters such as the compliance of investment personnel and other access persons with PVA's and the Series' code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA would be responsible for the general oversight of the investment programs of the Series and the monitoring of the Series' Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures just as PVA has been doing for other Series of the Fund. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 7 years, its current experience in acting as an investment adviser to 15 mutual funds, and its role under the Fund's "managers of managers" exemptive relief under the Investment Company Act of 1940. The Board also considered and was satisfied with the adequacy of PVA's compliance program. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE AND PROFITABILITY. The Board did not consider the investment performance of the Series or the profits realized by PVA and its affiliates because PVA would be beginning its role as investment adviser on May 1, 2006.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the expenses of the Series. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report dated November 2005. The Board noted that the total expenses of the Series were above the average total expenses for comparable funds and that the management fee was below the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board also noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that each member of the portfolio management team had over 10 years of experience in the investment management business and had a consistent long-term track record. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the Series that they managed which would align their interests with those of the Series' shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

                          THE PHOENIX EDGE SERIES FUND

      BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT AND
          SUBADVISORY AGREEMENTS FOR PHOENIX-VAN KAMPEN COMSTOCK SERIES
           (PREVIOUSLY KNOWN AS PHOENIX-ENGEMANN VALUE EQUITY SERIES)
                            (THE "SERIES")(CONTINUED)
                                   (UNAUDITED)

      INVESTMENT PERFORMANCE. The Board considered the investment performance of Van Kampen Comstock Fund, which had a consistent performance record which followed the S&P 500 Index since its inception in 1968. The Series will be managed in the same manner as the Van Kampen Comstock Fund.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is paid by PVA and not by the Series.

      SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

THE PHOENIX EDGE SERIES FUND

101 Munson Street
Greenfield, MA 01301

BOARD OF TRUSTEES

Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Philip R. McLoughlin
Philip K. Polkinghorn

EXECUTIVE OFFICERS

Philip R. McLoughlin, Chairman
W. Patrick Bradley, Chief Financial Officer and
  Principal Accounting Officer
Philip K. Polkinghorn, President
Gina C. O'Connell, Senior Vice President
Nancy G. Curtiss, Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
Kathleen A. McGah, Vice President, Chief
  Legal Officer, Counsel and Secretary

INVESTMENT ADVISORS

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, IL 60603

Engemann Asset Management
600 North Rosemead Boulevard
Pasedena, CA 91107-2101

Phoenix Variable Advisors, Inc.
One American Row
Hartford, CT 06102-5056

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com

[LOGO] PHOENIX(R)

G0144SAR (C) 2006 The Phoenix Companies, Inc.                               8-06
BPD29240


ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications   pursuant  to Rule  30a-2(b)  under  the  1940  Act
             and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Phoenix Edge Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)


Date         September 5, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)


Date         September 5, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Treasurer and Principal Accounting Officer
                           (principal financial officer)


Date         September 5, 2006
    ----------------------------------------------------------------------------

 * Print the name and title of each signing officer under his or her signature.